As filed with the Securities and Exchange	Registration No. 33-75988*
Commission on April 12, 2006	Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

Post-Effective Amendment No. 37 To

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

and Amendment to

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor’s Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel

ING US Legal Services

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b) of Rule 485
X	on April 28, 2006 pursuant to paragraph (b) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual, Deferred, Fixed and Variable Annuity Contracts

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-75972; 33-76024; and 33-89858.

PART A

ING Life Insurance and Annuity Company

and its

Variable Annuity Account C

Pension IRA

For 1984 Contracts (Prospectus No. PRO.75992-06)

and for 1992, 1994 and 2004 Contracts (Prospectus No. PRO.75988-06)

Supplement dated April 28, 2006

This supplement updates certain information contained in your current variable annuity Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your variable annuity Contract Prospectus and SAI.

NOTICE OF FUND SUBSTITUTIONS

ING Life Insurance and Annuity Company (the “Company”) and Variable Annuity Account C (the “Separate Account”) have filed an application with the Securities and Exchange Commission to permit certain funds in which the subaccounts of the Separate Account invest (the “Replaced Funds”) to be replaced with certain other funds (the “Substitute Funds”).

Reasons for the Substitution. The principal purposes of the substitutions are as follows:

•

Implement Business Plan. The substitutions are part of an overall business plan to provide a more streamlined, standardized, simplified and consolidated current array of funds available through the Company’s products.

•

Reduced Costs and Greater Influence. Including too many different funds with different investment advisers within the Company’s products makes those products more costly to administer. The Company believes that making available affiliated funds managed by expert third party asset managers will lead to increased efficiencies, greater influence over the administrative aspects of the funds and reduced costs.

•

Due Diligence. The substitutions will allow the Company to respond to concerns that it has identified in its due diligence review of the funds available through the products, including concerns related to changes in fund managers, performance and well-publicized investigations, claims and regulatory actions and the corresponding negative publicity.

X.75988_992-06B	Page 1 of 2	April 2006

The following funds are involved in the substitutions:

Replaced Funds	Substitute Funds
Fidelity® VIP Growth Portfolio (Initial Class)	ING FMRSM Earnings Growth Portfolio (Class I)
AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Growth Fund (Series I)
Fidelity® VIP Equity-Income Portfolio (Initial Class)	ING FMRSM Equity Income Portfolio (Class I)
AllianceBernstein Growth and Income Portfolio (Class A)	ING JPMorgan Value Opportunities Portfolio (Class I)
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	ING Lord Abbett Affiliated Portfolio (Class I)
Pioneer Equity Income VCT Portfolio (Class I)	ING Pioneer Equity Income Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)	ING Pioneer Fund Portfolio (Class I)
Pioneer High Yield VCT Portfolio (Class I)	ING Pioneer High Yield Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)	ING Pioneer Mid Cap Value Portfolio (Class I)
AIM V.I. Core Equity Fund (Series I)	ING UBS U.S. Large Cap Equity Portfolio (Class I)
AIM V.I. Premier Equity Fund (Series I)
Fidelity® VIP Overseas Portfolio (Initial Class)	ING VP Index Plus International Equity Portfolio (Class S)

Important Information about the Proposed Substitutions.

•

Prior to the effective date of the substitutions you will receive another supplement which will indicate the effective date of the substitutions, provide you with further details about each Substitute Fund and reiterate your rights related to the substitutions. You will also receive a prospectus for each of the Substitute Funds, if you have not already received one.

•

Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a subaccount which invests in a Replaced Fund to any other subaccount or any available fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

•

On the effective date of the substitutions, all amounts you have allocated to a subaccount which invests in a Replaced Fund will automatically be reallocated to the corresponding Substitute Fund. Thereafter, all future allocations directed to a subaccount which invested in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

•

You will not incur any fees or charges or any tax liability because of the substitutions, and your account value immediately before the substitutions will equal your account value immediately after the substitutions.

•	The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund.
•	The investment objective and policies of each Substitute Fund are substantially the same as, similar to or consistent with the investment objective and policies of the corresponding Replaced Fund.

X.75988_992-06B	Page 2 of 2	April 2006

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Contract Prospectus - April 28, 2006

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The Contracts. The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder, as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under Tax Code section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contracts are not currently available as a Simple IRA under Tax Code section 408(p).

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Table of Contents ... page 3

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

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The Funds

AIM V.I. Capital Appreciation Fund (Series I) *

AIM V.I. Core Equity Fund (Series I) *

AllianceBernstein Growth and Income Portfolio (Class A)

Calvert Social Balanced Portfolio

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

ING American Century Large Company Value Portfolio (Service Class)

ING American Century Select Portfolio (Initial Class)

ING American Century Small-Mid Cap Value Portfolio (Service Class) (1)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class)(1)

ING FMRSM Earnings Growth Portfolio (Class I)

ING Fundamental Research Portfolio (Service Class)

ING GET U.S. Core Portfolio

ING GNMA Income Fund (Class I) **

ING Goldman Sachs® Capital Growth Portfolio (Service Class) (2)

ING JPMorgan International Portfolio (Initial Class) (1)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING JPMorgan Value Opportunities Portfolio (Class I)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class)(1)

ING Legg Mason Partners Large Cap Growth Portfolio (Initial Class)(1)

ING Lord Abbett Affiliated Portfolio (Class I) (1)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING MFS Total Return Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING PIMCO Total Return Portfolio (Service Class)

ING Pioneer Fund Portfolio (Class I)

ING Pioneer High Yield Portfolio (Initial Class)

ING Pioneer Mid Cap Value Portfolio (Class I)

ING Solution 2015 Portfolio (Service Class) (3)

ING Solution 2025 Portfolio (Service Class) (3)

ING Solution 2035 Portfolio (Service Class) (3)

ING Solution 2045 Portfolio (Service Class) (3)

ING Solution Income Portfolio (Service Class) (3)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Van Kampen Real Estate Portfolio (Class I)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Financial Services Portfolio (Class I)

ING VP Global Science and Technology Portfolio(Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus International Equity Portfolio (Class S)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio (Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP International Value Portfolio (Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Conservative Portfolio (Class I) (1)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)(1)

ING VP Value Opportunity Portfolio (Class I)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

Oppenheimer Main Street Small Cap Fund®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

Pioneer Mid Cap Value VCT Portfolio (Class I)

Wanger Select

Wanger U.S. Smaller Companies

*

Effective May 1, 2006, AIM V.I. Growth Fund and AIM V.I. Premier Equity Fund will merge into AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund, respectively. There is no further reference to these funds in this prospectus.

**	This fund is available to the general public. See “Additional Risks of Investing in the Funds.”
1	This fund has changed its name to the name listed above. See Appendix V - Description of Underlying Funds for a complete list of former and current fund names.
2	Goldman Sachs( is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
3	These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees - Fund Fees and Expenses” for additional information.

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Contract Prospectus - April 28, 2006 (continued)

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the prior page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated With Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the “Investment Options” section on page 11, Appendix V - Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.

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Fixed Interest Options.

• Guaranteed Interest Account (1992 and 1994 contracts only) • Fixed Account • Guaranteed Accumulation Account (2004 contracts only, where available)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

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Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information. You may obtain the April 28, 2006 Statement of Additional Information (SAI) by indicating your request on your application or calling the Company at 1-800-262-3862 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company” section of the prospectus. You may also obtain an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. This prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (SEC) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operation of the SEC Public Reference Branch may be obtained by calling 1-202-551-5850 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75988. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-133151. The SAI table of contents is listed on page 46 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

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PRO.75988-06

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TABLE OF CONTENTS

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
2004 Contracts, 1994 Contracts and 1992 Contracts
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase
Fee Table	6
Condensed Financial Information	9
Variable Annuity Account C	9
The Company	9
Investment Options	11
Transfers Among Investment Options	13
Purchase	15
Right to Cancel	17
Fees	18
Your Account Value	24
Withdrawals	27
Systematic Distribution Options	29
Death Benefit	30
The Income Phase	32
Contract Distribution	36
Taxation	38
Other Topics	44
Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Involuntary Terminations - Legal Matters and Proceedings
Contents of the Statement of Additional Information	46
Appendix I - Guaranteed Interest Account	47
Appendix II - Fixed Account	48
Appendix III - Guaranteed Accumulation Account	50
Appendix IV - Projected Schedule of ING GET U.S. Core Portfolio Offerings	52
Appendix V - Description of Underlying Funds	53
Appendix VI - Condensed Financial Information	CFI – 1
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PRO.75988-06

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Contract Overview

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:

ING USFS Customer Service

Defined Contribution Administration TS21

151 Farmington Avenue

Hartford, CT 06156-1258

1-800-262-3862

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

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Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.
Contract Design

The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

2004 Contracts, 1994 Contracts, and 1992 Contracts

Throughout the prospectus we refer to 2004 contracts, 1994 contracts, and 1992 contracts.

2004 Contracts. We began selling these contracts in April, 2004 (subject to regulatory approval) and we are currently selling these contracts. You have a 2004 contract if your contract form number, located at the bottom left corner of each page of your contract begins with IRA-CDA-03.

1994 Contracts. We began selling these contracts in 1994 and we are currently selling these contracts in states where approval of the 2004 contract is pending. You have a 1994 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97, or IRA-CDA-98.

1992 Contracts. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IP-CDA-IB.

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “The Income Phase.”

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See “Withdrawals” and “Taxation.” Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

PRO.75988-06

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees. Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

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Taxation. You will generally not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs and Roth IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “Taxation.”

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Contract Phases

I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

(a) Fixed Interest Options; or

(b)Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual Fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

Payments to Your Account
|| Step 1 ||
ING Life Insurance and Annuity Company
|| (a) Step 2 (b) ||
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts
	A	B	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see “The Income Phase”). In general, you may:

>    Receive income phase payments for a specified period of time or for life;

>    Receive income phase payments monthly, quarterly, semi-annually or annually;

>    Select an income phase option that provides for payments to your beneficiary; and

>    Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

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Fee Table

In this Section:

>    Maximum Contract Holder Transaction Expenses

>    Annual Maintenance Fee

>    Maximum Separate Account Annual Expenses

>    Total Annual Fund Operating Expenses

>    Hypothetical Examples

>    Fees Deducted by the Funds

Also see the “Fees” section for:

>    How, When and Why Fees are Deducted

>    Reduction, Waiver and/or Elimination of Certain Fees

>    Redemption Fees

>    Premium and Other Taxes

>    ING GET Fund Guarantee Charge

Also see “The Income Phase” Section for:

>    Fees During the Income Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted.* See “The Income Phase” for fees that may apply after you begin receiving payments under the contract.

Maximum Contract Holder Transaction Expenses
Early Withdrawal Charge[1] (as a percentage of amount withdrawn)
Applicable to contracts issued with:
Early Withdrawal Schedule A	1%
Early Withdrawal Schedule B	5%
Early Withdrawal Schedule C	6%

Transfer Charges	$0.00 - $10.00[2]

[1] This is a deferred sales charge. See “Fees - Early Withdrawal Charge” for a description of which early withdrawal charge schedule applies to each contract. The early withdrawal charge reduces over time. The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. These fees may be waived in certain circumstances. See the “Fees” section.

[2] During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See “Transfers Among Investment Options.”

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The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.
Annual Maintenance Fee	$25.00[3]
Maximum Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Charge	1.25%[4]
Administrative Expense Charge	0.00% - 0.25%[5]
ING GET Fund Guarantee Charge	0.25%[6]
Total Separate Account Annual Expenses	1.50% - 1.75%

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[3] The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See “Fees - Annual Maintenance Fee.”

[4] This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 2004 and 1994 contracts, which we currently sell, this charge may be reduced to 1.15% under certain circumstances. See “Fees - Mortality and Expense Risk Charge.”

5 We currently do not impose this charge. However, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See “Fees - Administrative Expense Charge.”

[6] The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See “Investment Options-ING GET U.S. Core Portfolio” and “Fees-ING GET U.S. Core Portfolio Guarantee Charge” for a description of the ING GET Fund guarantee charge.

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*	State premium taxes (which currently range from 0% to 4% of premium payments) may apply, but are not reflected in the fee tables or examples. See “Premium and Other Taxes.”

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The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract without taking into account any fee waiver or expense reimbursement arrangements that may apply. The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

 Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.35%	1.50%

Hypothetical Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees, separate account annual expenses including the annual maintenance fee of $25 (converted to a percentage of assets equal to 0.088%), and fund fees and expenses.

Example 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Based on Early Withdrawal Schedule A	$312	$953	$1,620	$3,400	$312	$953	$1,620	$3,400

Based on Early Withdrawal Schedule B	$821	$1,482	$2,059	$3,400	$312	$953	$1,620	$3,400

Based on Early Withdrawal Schedule C	$923	$1,377	$1,839	$3,400	$312	$953	$1,620	$3,400

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Example 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the minimum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Based on Early Withdrawal Schedule A	$197	$609	$1,046	$2,262	$197	$609	$1,046	$2,262

Based on Early Withdrawal Schedule B	$712	$1,156	$1,511	$2,262	$197	$609	$1,046	$2,262

Based on Early Withdrawal Schedule C	$815	$1,046	$1,279	$2,262	$197	$609	$1,046	$2,262

* Example B will not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

Fees Deducted by the Funds

Fund Fee Information. The fund prospectuses show the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the “Fees” section of this prospectus, and the fund prospectuses, for further information. Fund fees are one factor that impacts the value of a fund share. To learn about additional factors, refer to the fund prospectuses.

The Company may receive compensation from each of the funds or the funds’ affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

In the case of fund companies affiliated with the Company, where the Company or an affiliated investment adviser employs subadvisers to manage the funds, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. Subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences. Investment management fees are apportioned between the Company or other affiliated investment adviser and subadviser. This apportionment varies by subadviser, resulting in varying amounts of revenue retained by the investment adviser, including the Company. This apportionment of the investment advisory fee does not increase, directly or indirectly, fund fees and expenses. See “Fees - Fund Fees and Expenses” for additional information.

How Fees are Deducted. Fees are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares.

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Condensed Financial Information

Understanding Condensed Financial Information. In Appendix VI of this prospectus, we provide condensed financial information about the Variable Annuity Account C subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

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Financial Statements. The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to financial statements for ING Life Insurance and Annuity Company are located in the Statement of Additional Information.

Variable Annuity Account C

We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of “separate account” under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of ING Life Insurance and Annuity Company. All obligations arising under the contracts are obligations of ING Life Insurance and Annuity Company.

The Company

ING Life Insurance and Annuity Company (the company, we, us) issues the contracts described in this prospectus and are responsible for providing each contract’s insurance and annuity benefits. We are a direct, wholly owned subsidiary of Lion Connecticut Holding Inc.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue

Hartford, Connecticut 06156

Regulatory Developments – the Company and the Industry. As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

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Investment Product Regulatory Issues. Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with National Association of Securities Dealers, Inc. (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters. The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

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Investment Options

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

>    Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix V. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview-Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview-Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio (“ING GET Fund”) series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months or longer which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

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Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of ING GET Fund series offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan.

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If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.

Selecting Investment Options

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.

•     Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

•      Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an investment option, even if you no longer have amounts allocated to it. For 2004 and 1994 contracts, you may select no more than ten investment options at any one time.

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Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

Additional Risks of Investing in the Funds (Mixed and Shared Funding)

Insurance-Dedicated Funds. (Mixed and Shared Funding) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

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“Shared funding” occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

> Mixed-bought for annuities and life insurance. > Shared-bought by more than one company.

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Public Funds. The ING GNMA Income Fund (Class I), which the subaccount buys for variable annuity contracts is also available to the general public. See “Taxation – Public Funds” for a discussion of investing in a public fund under an IRA or Roth IRA.

Possible Conflicts of Interest. With respect to the insurance-dedicated funds and the public funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. With respect to both the public funds and the insurance-dedicated funds, in the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account C from participation in the funds which are involved in the conflict.

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Transfers Among Investment Options

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge. Transfers to an ING GET Fund series may only be made during the offering period for that ING GET Fund series.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See “The Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

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Limits on Frequent or Disruptive Transfers. The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

• Increased trading and transaction costs;
• Forced and unplanned portfolio turnover;
• Lost opportunity costs; and
• Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

We have an excessive trading policy and monitor transfer activity. You will violate our excessive trading policy if your transfer activity:

• Exceeds our current definition of excessive trading, as defined below;
• Is identified as problematic by an underlying fund (even if the activity does not exceed our monitoring standard for excessive trading);
• Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved; or
• Is determined, in our sole discretion, to be not in the best interests of other contract owners.

If we determine that you have violated our excessive trading policy we will take the following actions. Upon the first violation, we will send to you a one time warning letter. After a second violation we will suspend your transfer privileges via facsimile, telephone, email and the internet, and your transfer privileges will be limited to submission by regular U.S. mail for a period of six months. Our suspension of your electronic transfer privileges will relate to

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all transfers, not just those fund(s) involved in the excessive transfer activity, and may extend to other Company variable annuity contracts that you own. It may also be extended to other variable contracts and variable life insurance policies that are issued to you by our affiliates. At the end of the six month suspension period, your electronic transfer privileges will be reinstated. If, however, you violate our excessive trading policy again, after your electronic transfer privileges have been reinstated, we will suspend your electronic transfer privileges permanently. We will notify you in writing if we take any of these actions.

Additionally, if we determine that our excessive trading policy has been violated by a market-timing organization or an individual or other party that is authorized to give transfer instructions on your behalf, whether such violation relates to your contract or to another contract owner’s variable contract or policy, we will also take the following actions, without prior notice:

• Not accept transfer instructions from that organization individual or other party; and
• Not accept preauthorized transfer forms from market timing organizations individuals or other parties acting on behalf of more than one contract owner at a time.

Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether transfer activity is excessive.

The Company does not allow exceptions to our excessive trading policy. We reserve the right to modify our excessive trading policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by Underlying Funds. Most underlying funds have their own excessive trading policies, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation or transfer to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.

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Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

The Dollar Cost Averaging Program. The 2004 and 1994 contracts permit participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain variable investment options to one or more of the subaccounts you select. The amount applied must be no less than $100 per month over a period of at least 12 months. Allocations for periods of longer than 24 months must be consented to by the Company. Dollar cost averaging is not permitted into the ING GET Fund subaccount and is not available for fixed interest options (the Fixed Account, the Guaranteed Interest Account or the Guaranteed Accumulation Account).

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Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the “Contract Overview-Questions: Contacting the Company” section.

Dollar cost averaging is not available if you elect to participate in the account rebalancing program.

The Account Rebalancing Program. Under the 2004 contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING, USFS Customer Service, Defined Contribution Administration, ATTN: Central Rollover Unit TN21, 151 Farmington Avenue, Hartford, CT 06156-1258, phone: 1-800-262-3862, fax: 860-723-9730.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

Purchase

Contracts Available for Purchase. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:

> A traditional Individual Retirement Annuity (IRA) under Tax Code section 408(b); or > A Roth IRA under Tax Code section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a “Simple IRA” as defined in Tax Code section 408(p).

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When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

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Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

How to Purchase. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative. An account will not be set up until payment is received.

Acceptance or Rejection of your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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Purchase Payment Methods. The following purchase payment methods are allowed:

>    Annual contributions. The initial purchase payment must be at least $1,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan (Pre-authorized Payment Plan Agreement). The first payment must be received with the application.

>    Rollovers or transfers from one or more of the following sources:

•      A traditional IRA under Tax Code section 408(b);

•      A Roth IRA under Tax Code section 408A;

•      An individual retirement account under Tax Code section 408(a) or 403(a);

•      A tax-deferred annuity or custodial account under Tax Code section 403(b);

•      A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k); or

•      A governmental plan that qualifies under Tax Code section 457(b).

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Rollovers or transfers must meet current minimum underwriting requirements, and subsequent rollovers or payments may be added as long as they meet our minimum requirements at time of deposit.

Rollovers and direct transfers are permitted from a 401, 403(a) 403(b) or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to payment of ordinary income tax, or from another Roth IRA.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

(1) Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½.

(2)  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)  Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

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Purchase in the State of New York. The 1994 contract is not available in the State of New York.

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Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “Investment Options” section.

Other Products. We and our affiliates offer various other products with different features and terms than these contracts that may offer some or all of the same funds. These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive. These other products may or may not better match your needs. You should be aware that there are alternative options available, and, if you are interested in learning more about these other products, contact your registered representative.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

Replacement Contracts Issued After April 1, 2004. Subject to regulatory approval of the 2004 contracts, you may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a notice of cancellation. Your refund will equal all purchase payments made if canceled within 10 days. After 10 days, your refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested, except in states that require return of premium throughout the free look period.

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Fees

The following repeats and adds to information provided in the “Fee Table” section. Please review both sections for information on fees.

Types of Fees

There are five types of fees or deductions which may affect your account:

>    Transaction Fees

•    Early Withdrawal Charge

•    Annual Maintenance Fee

•    Transfer Charge

•    Redemption Fees

>    Fees Deducted from Investments in the Separate Account

•    Mortality and Expense Risk Charge

•    Administrative Expense Charge

•    Reduction or Elimination of Certain Fees

>    Fund Fees and Expenses

>    Premium and Other Taxes

>    ING GET Fund Guarantee Charge

Transaction Fees

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total purchase payments to the contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Early Withdrawal Charge Schedules

(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)

Schedule A
Contract Years Fewer than 1 1 or more	Early Withdrawal Charge 1% 0%

Schedule A applies to 2004 and 1994 contracts established with amounts that were transferred or rolled over from the Company’s unregistered contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA and Company general account contracts issued in connection with Tax Code sections 401, 403 and governmental 457 plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

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Schedule B
Contract Years Less than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

Schedule B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

Schedule C
Contract Years Less than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

Schedule C applies to 2004 and 1994 contracts established with amounts that were transferred from contracts or arrangements offered by the Company in connection with Tax Code sections 401, 403 and 457 plans, (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code sections 408 and 408A (to the extent such rollovers are allowed by the Company). Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract. We may also apply this early withdrawal charge schedule on this basis to certain external rollovers in a non-discriminatory manner. See “Fees - Reduction or Elimination of Certain Fees.” For amounts rolled over from non-annuity contract arrangements offered by the Company in connection with Tax Code Sections 401, 403, and 457 plans, this will normally result in there being no early withdrawal charge applicable to the new contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code section 401 qualified plans.

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

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> Used to provide income phase payments to you;
> Paid due to your death;
> Withdrawn under a systematic distribution option (See “Systematic Distribution Options”);
> Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or

>    Withdrawn in an amount of 10% or less of your account value, provided you are at least age 59½. This waiver applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

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Annual Maintenance Fee

Maximum Amount. $25.00

When/How. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have an allocation.

Purpose. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.

Reduction or Elimination. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. For 1992 contracts, the maintenance fee is also eliminated if your initial purchase payment was $10,000 or greater.

Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

> The size and type of group to whom the contract is offered; or > The amount of expected purchase payments.

We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Transfer Charge

Amount. $0.00

During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

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Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.

>    The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.

>    The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Reduction. For 2004 and 1994 contracts, which we currently sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

(1)	The contract has remained in the accumulation phase for ten years following the initial payment;
(2)	The initial payment is $250,000 or more; or
(3)	The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.

Administrative Expense Charge

Amount. 0%

We currently do not impose this charge. We reserve the right, however, to charge up to 0.25% annually of your account value invested in the subaccounts.

When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

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Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

> The size and type of group to whom the contract is offered;
> The type and frequency of administrative and sales services provided;
> The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or
> Any other circumstances which reduce distribution or administrative expenses.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval. The exact amount of contract charges applicable to a particular contract will be stated in that contract.

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Fund Fees and Expenses

As shown in the fund prospectuses and described in the “Fees Deducted by the Funds” section of this prospectus, each fund deducts management fees from the amounts allocated to the fund. In addition, each fund deducts other expenses which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund. Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

The Company or its U.S. affiliates receive varying levels of revenue from each of the funds available through the contract. In terms of total dollar amounts received, the greatest amount of revenue generally comes from assets allocated to funds managed by the Company or other Company affiliates (including but not limited to ING Investments, LLC and Directed Services, Inc.), which funds may or may not also be subadvised by a Company affiliate. Assets allocated to funds managed by the Company or a Company affiliate but subadvised by unaffiliated third parties generally generate the next greatest amount of revenue. Finally, assets allocated to unaffiliated funds generate the least amount of revenue.

In addition to the types of revenue received from affiliated and unaffiliated funds described below, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings. In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company sales representatives and wholesalers rather than monetary benefits. These benefits and opportunities include, but are not limited to co-branded marketing materials; targeted marketing sales opportunities; training opportunities at meetings; training modules for sales personnel; and opportunity to host due diligence meetings for representatives and wholesalers.

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Types of Revenue Received from Affiliated Funds

Affiliated funds are (a) funds managed by the Company, ING Investments, LLC, Directed Services, Inc. or other Company affiliates, which may or may not also be subadvised by another Company affiliate; and (b) funds managed by the Company or a Company affiliate but that are subadvised by unaffiliated third parties.

Revenues received by the Company from affiliated funds include:

•      For those funds which the Company serves as investment adviser, a share of the management fee deducted from fund assets, which are disclosed in each fund prospectus;

•      Service fees that are deducted from fund assets, which are disclosed in each fund prospectus; and

•      For certain share classes, the Company or its affiliates may also receive compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in each fund prospectus.

Additionally, the Company receives other revenues from affiliated funds which may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees. These revenues may be received as cash payments or according to a variety of financial accounting techniques which are used to allocate revenue and profits across the organization. In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser. Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company.

Types of Revenue Received from Unaffiliated Funds

Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

Revenues received by the Company or its affiliates from unaffiliated funds include:

•      For certain funds, compensation paid from 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the applicable fund prospectus; and

•      Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates or as an incentive for us to make the funds available through the contract. These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus. These additional payments may be used by us to finance distribution of the contract.

The following table shows the 10 unaffiliated fund families and/or investment management groups which have funds currently offered through the contract, ranked according to the total amount they paid to the Company or its affiliates in 2005, in connection with the registered variable annuity contracts issued by the Company:

1. Fidelity Investments	6. Franklin Templeton Investments
2. Oppenheimer Funds	7. Calvert Funds
3. Lord Abbett Funds	8. AllianceBernstein
4. AIM Investments	9. PIMCO Funds
5. Pioneer Investments	10. Columbia Wanger Asset Management

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Some of the fund families listed above may not have paid any amounts to the Company or its affiliates during 2005 in connection with the registered variable annuity contracts issued by the Company. If the revenues received from affiliated funds were included in the table above, payments from ING Investments, LLC and other Company affiliates would be at the top of the list.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds.

Certain funds may be structured as “fund of funds” (including the ING Solution portfolios). These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities. The fund prospectuses disclose the aggregate annual operating expenses of each portfolio and its corresponding underlying fund or funds. These funds are identified in the investment option list on the front of this prospectus.

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Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “Taxation.”

ING GET Fund Guarantee Charge

Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See “Investment Options - ING GET U.S. Core Portfolio.”

Your Account Value

During the accumulation phase, your account value at any given time equals:

>    The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts; plus

>    The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

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Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

>    The net assets of the fund held by the subaccount as of the current valuation; minus

>    The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

>    Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

>    The total value of the subaccount’s units at the preceding valuation; minus

>    A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for the ING GET Fund, deducted from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

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Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

	$5,000 Purchase Payment		Step 1: You make an initial purchase payment of $5,000.
Step 1 ||
ING Life Insurance and Annuity Company

Step 2:

A.   You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

B.   You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 2 ||
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
|| Step 3 ||			Step 3: The separate account purchases shares of the applicable funds at the current market value (net asset value or NAV).
Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in “Purchase.” Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

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Withdrawals

Taxes, Fees and Other Deductions

Amounts withdrawn may be subject to one or more of the following:

>    Early Withdrawal Charge (see “Fees-Early Withdrawal Charge”)

>    Annual Maintenance Fee (see “Fees-Annual Maintenance Fee”)

>    Market Value Adjustment (see Appendix III and the Guaranteed Accumulation Account prospectus)

>    Redemption Fees (see “Fees – Redemption Fees”)

>    Tax Penalty (see “Taxation”)

>    Tax Withholding (see “Taxation”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in “Contract Overview-Questions: Contacting the Company.”

You may withdraw all or a portion of your account value at any time during the accumulation phase.
Steps for Making a Withdrawal > Select the withdrawal amount.

(1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, redemption fees, and annual maintenance fee.

(2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account.

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>    Select investment options. If you do not specify, we will withdraw dollars proportionally from each of your investment options.

>    Properly complete a disbursement form and submit it to our Home Office.

See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

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Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested.

We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

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Systematic Distribution Options

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase.

By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

>    SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account. We will not deduct an early withdrawal charge from amounts paid under SWO; however, a market value adjustment may apply to amounts paid from the Guaranteed Accumulation Account. See Appendix III and the Guaranteed Accumulation Account prospectus for more information about the market value adjustment.

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>    ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, beginning generally at age 70½, and pay you that amount once a year. ECO is not available under Roth IRA contracts. We will not deduct an early withdrawal charge nor apply a market value adjustment to any part of your account value paid under an ECO.

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Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview-Questions: Contacting the Company.”

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in “Contract Overview-Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

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Taxation. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

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Death Benefit

During the Accumulation Phase. The contract provides a death benefit in the event of your death during the accumulation phase.

Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in “Contract Overview-Questions: Contacting the Company.”

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “The Income Phase.”

Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death and a payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Subject to state regulatory approval, the 2004 Contracts provide a guaranteed death benefit if the contract beneficiary elects a lump-sum distribution or an income phase payment option. For those contracts, the guaranteed death benefit is the greater of:

(a)  Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

(b)  The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account, on the day the notice of death and request for payment are received in good order at our Home Office.

For amounts held in the Guaranteed Interest Account, the full annual Guaranteed Interest Rate will be credited. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

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Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven calendar days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, and not otherwise restricted by the contractholder, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

>    Lump-sum payment;

>    Payment in accordance with any of the available income phase payment options (see “The Income Phase”); or

>    If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see “Systematic Distribution Options”).

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

The following options are also available to the beneficiary; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

>    Leave the account value invested in the contract; or

>    For certain contracts, leave the account value on deposit in the Company’s general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See “The Income Phase.”

Unless otherwise restricted by the contract holder, the beneficiary may choose to apply any portion of the death benefit to an annuity option or to receive a lump-sum payment

Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “Taxation” for additional information.

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The Income Phase
During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

We may have used the following terms in prior prospectuses:

Annuity Phase-Income Phase

Annuity Option-Income Phase Payment Option

Annuity Payment-Income Phase Payment

Annuitization-Initiating Income Phase Payments

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

>    Payment start date;

>    Payment option (see the income phase payment options table in this section);

>    Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

>    Choice of fixed, variable or a combination of both fixed and variable payments; and

> Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

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What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age (or adjusted age under some contracts), gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

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Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on the subaccounts available during the income phase at the time you make your selection. Not all subaccounts available during the accumulation phase may be available during the income phase. We currently allow you to choose up to 18 subaccounts at any one time and we allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

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Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

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Minimum Payment Amounts for 2004 Contracts (subject to regulatory approval):

The income phase payment option you select must result in one of the following:

> A first income phase payment of at least $100; or > Total yearly income phase payments of at least $500.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

In New York, the income phase payment option you select must result in one of the following:

> A first income phase payment of at least $20; or > Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1994 Contracts:

The income phase payment option you select must result in one of the following:

> A first income phase payment of at least $50; or > Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1992 Contracts:

The payment option you select must result in one of the following:

> A first payment of at least $20; or > Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed must not exceed 95. Certain tax rules may also limit the length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See “Taxation.”

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts.

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This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to make a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See “Fees.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the Income Phase Payment Options table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven calendar days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may be restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “Taxation” for additional information.

Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to Understand:

Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.

Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Payment Options
Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

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Lifetime Payment Options (Continued)
Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for either: (a) 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or (b) 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end upon the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Option
Nonlifetime- Guaranteed Payments*

Length of Payments: You may select payments for 3 through 30 years under 1992 contracts or 5 through 30 years under 2004 and 1994 contracts. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payments: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 2004 and 1994 contracts) or three years (for 1992 contracts) of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See “Fees-Early Withdrawal Charge.”

Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments.)

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* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

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CONTRACT DISTRIBUTION

General. Our subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers Inc., (“NASD”) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as “distributors.”

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

The following is a list of broker-dealers which are affiliated with the Company:

Bancnorth Investment Group, Inc.

Directed Services, Inc.

Financial Network Investment Corporation

Guaranty Brokerage Services, Inc.

ING America Equities, Inc.

ING Financial Markets LLC

ING Direct Funds Limited

ING DIRECT Securities, Inc. ING Financial Partners, Inc. ING Funds Distributor, LLC Multi-Financial Securities Corporation PrimeVest Financial Services, Inc. Systematized Benefits Administrators, Inc.

Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative. This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account. We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Commission Payments. Persons who offer and sell the contracts may be paid a commission. The commissions paid range up to 7% of all amounts contributed to a contract. The Company may also pay asset-based service fees ranging up to 0.50%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices. Commissions and annual payments, when combined, could exceed 7% of total premium payments. To the extent permitted by SEC and NASD rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some sales personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and NASD rules. Management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time. Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over

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time. Certain sales management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, distributors may also be paid additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers. These amounts may include:

•      Wholesaling fees calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts;

•      Marketing allowances;

•     Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products, including holding training programs at our expense;

•      Sponsorship payments to support attendance at meetings by registered representatives who sell our products;

•     Reimbursement for the cost of attendance by registered representatives at conventions that we sponsor;

•     Loans or advances of commissions in anticipation of future receipt of premiums (a form of lending to registered representatives). These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on contract sales.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 selling firms that, during 2005, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received.

1) 2) 3) 4) 5) 6) 7) 8) 9) 10) 11) 12) 13)

Symetra Investment Services, Inc.

SunAmerica Securities, Inc.

Lincoln Investment Planning Inc.

Valor Insurance Agency Inc.

Edward D. Jones & Co., L.P.

National Planning Corporation

Securities America Inc.

Walnut Street Securities, Inc.

Cadaret, Grant & Co., Inc.

Multi-Financial Securities Corporation

ING Financial Partners, Inc.

Proequities, Inc.

Linsco/Private Ledger Corp.

14) 15) 16) 17) 18) 19) 20) 21) 22) 23) 24) 25)

Huckin Financial Group, Inc.

A. G. Edwards & Sons, Inc.

Jefferson Pilot Securities Corporation

Waterstone Financial Group, Inc.

Royal Alliance Associates, Inc.

AIG Financial Advisors Inc.

McGinn, Smith & Co., Inc.

NIA Securities, L.L.C.

Financial Network Investment Corporation

Mutual Service Corporation

Horan Securities, Inc.

Tower Square Securities, Inc.

If the amounts paid to ING Financial Advisers, LLC, were included, ING Financial Advisers, LLC would be at the top of the list.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts. It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your application materials.

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Taxation

I. Introduction

This section discusses our understanding of current federal income tax laws affecting the contracts. You should keep the following in mind when reading it:

>    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contracts;

>     Tax laws change. It is possible that a change in the future could affect contracts issued in the past;

>     This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and

>     We do not make any guarantee about the tax treatment of the contract or any transaction involving the contracts.

In this Section

I. Introduction

II. Taxation of Qualified Contracts

III. Possible Changes in Taxation

IV. Taxation of the Company

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.

We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contracts, consult a tax adviser. No attempt is made to provide more than general information about the use of the contracts with tax-qualified retirement arrangements. For more comprehensive information contact the Internal Revenue Service (IRS).

Qualified Contracts

The contracts are available for purchase on a tax-qualified basis (qualified contracts).

Qualified contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans or programs intended to qualify for special income tax treatment under Tax Code section 408 and 408A.

II. Taxation of Qualified Contracts

General

The contracts are designed for use as an Individual Retirement Annuity under Tax Code section 408 (“IRA”) and Roth IRA under Tax Code section 408A. The tax rules applicable to IRA and Roth IRA contract holders vary according to the type of individual retirement annuity. The ultimate effect of federal income taxes on the amounts held under a contract, or on income phase payments, depends on the tax and employment status of the individual concerned, and on your tax status. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from tax-qualified plan or program in order to continue receiving favorable tax treatment.

Adverse tax consequences may result from: contributions in excess of specified limits, distributions before age 59½ (subject to certain exceptions), distributions that do not conform to specified commencement and minimum distribution rules, and in other specified circumstances. IRA and Roth IRAs may be subject to additional distribution or other requirements that are not incorporated into our contract. No attempt is made to provide more than general information about the use of the contracts as IRAs or Roth IRAs.

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Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans may be subject to the terms and conditions of the plan themselves, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans to the extent such terms contradict the contract, unless we consent.

Contract owners and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral

Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan, including IRAs and Roth IRAs, an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as guaranteed living and/or death benefits or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

Individual Retirement Annuities. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Employers may establish Simplified Employee Pension (SEP) or Savings Incentive Match Plan for Employees (SIMPLE) plans to provide IRA contributions on behalf of their employees. If you make a tax-free rollover of a distribution from an IRA you may not make another tax-free rollover from the IRA within a 1-year period. Sales of the contract for use with IRAs may be subject to special requirements of the IRS.

The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Roth IRAs. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA. Such rollovers and conversions are subject to tax, and other special rules may apply. If you make a tax-free rollover of a distribution from a Roth IRA to another Roth IRA, you may not make another tax-free rollover from the Roth IRA from which the rollover was made within a 1-year period. A 10% penalty may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

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Public Funds. In addition to being offered as an investment option under the contract, shares of the ING GNMA Income Fund (Class I) are also offered for sale directly to the general public. In order to qualify for favorable tax treatment under Tax Code section 408(b) and 408A, a contract must be considered an “annuity.” In Revenue Procedure 99-44, the IRS concluded that it will treat a contract as an annuity for tax purposes under Tax Code section 408(b), notwithstanding that contract premiums are invested at the contract holder’s direction in publicly available securities. This treatment will be available provided no additional tax liability would have been incurred if the contribution was paid into a trust or a custodial account in an arrangement that satisfied the requirements of Tax Code section 408(a). We believe that the contracts satisfy the requirements set forth in Revenue Procedure 99-44 and will therefore be treated as an annuity for tax purposes, notwithstanding the fact that investments may be made in publicly available securities. However, the exact nature of the requirements of Revenue Procedure 99-44 is unclear, and you should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public.

Revenue Procedure 99-44 does not specifically address the use of publicly available securities in annuity contracts designed for use as a Roth IRA. However, we believe that under this analysis such investment should not impact the treatment of such contracts as annuity contracts for purposes of Tax Code section 408A. You should consider consulting with a tax adviser before electing to invest in a fund that is offered for sale to the general public through one of these contracts.

Distributions - General

Certain tax rules apply to distributions from the contracts. A distribution is any amount taken from a contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

Individual Retirement Annuities. All distributions from an IRA are taxed as received unless either one of the following is true:

> The distribution is rolled over to another IRA or to a plan eligible to receive rollovers as permitted under the Code; or
> You made after-tax contributions to the plan. In this case the distribution will be taxed according to rules detailed in the Tax Code.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from an IRA unless certain exceptions, including one or more of the following have occurred:

a)	You have attained age 59½
b)	You have become disabled, as defined in the Tax Code;
c)	You have died and the distribution is to your beneficiary;

d)	The distribution is rolled over into another eligible retirement plan or to an IRA in accordance with the terms of the Tax Code;
e)	The distribution is made due to an IRS levy; or
f)	The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (QDRO).

The 10% penalty tax does not apply to a distribution made from an IRA to pay for health insurance premiums for certain unemployed individuals, a qualified first-time home purchase, or for higher education expenses.

Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

> Made after the five taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA of the owner; and
> Made after you attain age 59½, die, become disabled as defined in the Tax Code, or for a qualified first time home purchase.

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If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a Roth IRA that is not a qualified distribution unless certain exceptions have occurred. In general, the exceptions for an IRA listed above also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution. The 10% penalty tax is also waived on a distribution made from a Roth IRA to pay for health insurance premiums for certain unemployed individuals, used for a qualified first-time home purchase, or for higher education expenses.

Special Hurricane-Related Relief. The Katrina Emergency Tax Relief Act and the Gulf Opportunity Zone Act provide tax relief to victims of Hurricanes Katrina, Rita and Wilma. The relief includes a waiver of the 10% penalty tax on qualified hurricane distributions from eligible retirement plans (including IRAs). In addition, the 20% mandatory withholding rules do not apply to these distributions and the tax may be spread out ratably over a three-year period. A recipient of qualified hurricane distribution may also elect to re-contribute all or a portion of the distribution to an eligible retirement plan within three (3) years of receipt without tax consequences. Other relief may also apply. You should consult a competent tax adviser for further information.

Lifetime Required Minimum Distributions (IRAs only)

To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distribution requirements imposed by the Tax Code. These rules dictate the following:

> Start date for distributions;
> The time period in which all amounts in your contract(s) must be distributed; and
> Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

> Over your life or the joint lives of you and your designated beneficiary; or
> Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of any other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime Required Minimum Distributions are not applicable to Roth IRAs. Further information regarding required minimum distributions may be found in your contract or certificate.

Required Distributions Upon Death (IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

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If your death occurs on or after you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you died on September 1, 2006, your entire balance must be distributed to the designated beneficiary by December 31, 2011. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

> Over the life of the designated beneficiary; or
> Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

> December 31 of the calendar year following the calendar year of your death; or
> December 31 of the calendar year in which you would have attained age 70½.

No designated beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract owner’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient’s tax status.

IRAs and Roth IRAs. Generally, you or a designated beneficiary may elect not to have tax withheld from distributions.

Non-resident Aliens. If you or your designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual’s citizenship, the country of domicile and treaty status.

Assignment and Other Transfers.

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under the contracts except in limited circumstances. Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

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III. Possible Changes in Taxation

Although the likelihood of legislative change and tax reform is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). In addition, legislative changes implemented under the Economic Growth and Tax Relief Reconciliation Act of 2001 are scheduled to sunset or expire after December 31, 2010 unless further extended by future legislation. You should consult a tax adviser with respect to legislative developments and their effect on the contract.

IV. Taxation of the Company

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

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Other Topics

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Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

>    On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted);

>    When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; or

>    During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

> Standardized average annual total returns; and > Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

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Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any), ING GET Fund guarantee charges (if any), and any applicable early withdrawal charges).

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Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

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The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.

>    During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

>    During the income phase the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

Contract Modification

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

1992 and 1994 Contracts: Following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay the contract’s current value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term, see Appendix I. This provision does not apply if you have initiated income phase payments.

2004 Contracts: Subject to state regulatory approval, following the completion of three contract years in which no purchase payments have been made, the Company reserves the right to pay the contract’s current value to you if that value is less than $2,000, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

Legal Matters and Proceedings

We are not aware of any pending legal proceedings which involve the separate account as a party

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitrations, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance, and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract (the “distributor”), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Some of these suits may seek class action status and sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contract.

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Contents of the Statement of Additional Information

The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Independent Registered Public Accounting Firm

Financial Statements of the Separate Account

Consolidated Financial Statements of ING Life Insurance and Annuity Company

You may request an SAI by calling the Company at the number listed in “Contract Overview-Questions: Contacting the Company.”

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Appendix I Guaranteed Interest Account (Offered under 1992 and 1994 contracts only, subject to regulatory approval)

The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company’s termination of the contract, see “Other Topics - Involuntary Terminations”), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

> Short-Term Classification-Three years or less > Long-Term Classification-Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to long-term classifications of GIA and amounts allocated to short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

Reinvestment Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

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Appendix II Fixed Account

General Disclosure.

>    The Fixed Account is an investment option available during the accumulation phase under the contracts.

>    Amounts allocated to the Fixed Account are held in the Company’s general account which supports insurance and annuity obligations.

>    Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

>    Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

>    Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

>    Additional information about this option may be found in the contract.

Interest Rates.

>    The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

>    Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or

(b)  The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

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Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. Under certain contracts, the 10% minimum is assessed on the account value as of January 1 of a calendar year.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

(a) Your account value in the Fixed Account is $2,000 or less; or

(b)  You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

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Appendix III Guaranteed Accumulation Account ( For contracts issued on or after April 1, 2004, subject to regulatory approval of the contract)


The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts pertaining to the Guaranteed Accumulation Account. Review the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a Guaranteed Accumulation Account prospectus by writing or calling us at the address and phone number listed in “Contract Overview-Questions: Contacting the Company.”


The Guaranteed Accumulation Account is not available in the states of Maryland and Washington.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your sales representative or our Home Office to learn:

>    The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

>    The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

>    Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;

>    Tax Penalties and/or Tax Withholding. See “Taxation;”

>    Early Withdrawal Charge. See “Fees;” or

>    Maintenance Fee. See “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

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Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

>    If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

>    If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn the details about the guaranteed term(s) currently being offered. In general we offer the following guaranteed terms:

> Short Term-three years or fewer; and > Long Term-ten years or less, but greater than three years.

At the end of a guaranteed term you may:

> Transfer dollars to a new guaranteed term; > Transfer dollars to other available investment options; or > Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfers. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

The Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Reinvestment Privilege. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

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Appendix IV Projected Schedule of ING GET U.S. Core Portfolio Offerings


	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio - Series 12	03/02/06 - 06/21/06	06/22/06 - 06/20/13

ING GET U.S. Core Portfolio – Series 13	06/22/06-12/20/06	12/21/06-12/19/13

ING GET U.S. Core Portfolio – Series 14	12/21/06-06/20/07	06/21/07-06/19/14


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Appendix V Description of Underlying Funds


List of Fund Name Changes

Current Fund Name	Former Fund Name
ING American Century Small-Mid Cap Value Portfolio	ING American Century Small Cap Value Portfolio
ING Davis Venture Value Portfolio	ING Salomon Brothers Fundamental Value Portfolio
ING JPMorgan International Portfolio	ING JPMorgan Fleming International Portfolio
ING Legg Mason Partners Aggressive Growth Portfolio	ING Salomon Brothers Aggressive Growth Portfolio
ING Legg Mason Partners Large Cap Growth Portfolio	ING Salomon Brothers Large Cap Growth Portfolio
ING Lord Abbett Affiliated Portfolio	ING Salomon Brothers Investors Portfolio
ING VP Strategic Allocation Conservative Portfolio	ING VP Strategic Allocation Income Portfolio
ING VP Strategic Allocation Moderate Portfolio	ING VP Strategic Allocation Balanced Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
AIM V.I. Capital Appreciation Fund	A I M Advisors, Inc.	Growth of capital.
AIM V.I. Core Equity Fund	A I M Advisors, Inc.	Growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Growth and Income Portfolio	AllianceBernstein, L.P.	Seeks long-term growth of capital.
Calvert Variable Series, Inc. – Calvert Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadviser: New Amsterdam Partners LLC and SsgA Funds Management, Inc.

Seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Fidelity® Variable Insurance Products – Fidelity® VIP Contrafund® Portfolio

Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Equity-Income Portfolio	Investment Adviser: Fidelity Management & Research Company Subadvisers: Subadviser: FMR Co., Inc.

Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).

Fidelity® Variable Insurance Products – Fidelity® VIP Growth Portfolio	Investment Adviser: Fidelity Management & Research Company Subadvisers: Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation.
Fidelity® Variable Insurance Products – Fidelity® VIP Overseas Portfolio

Investment Adviser:

Fidelity Management & Research Company

Subadvisers:

Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust – Franklin Small Cap Value Securities Fund	Franklin Advisory Services, LLC	Seeks long-term total return.
ING Partners, Inc. – ING American Century Large Company Value Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING American Century Select Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth.
ING Partners, Inc. – ING American Century Small-Mid Cap Value Portfolio	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc. (American Century)	Seeks long-term capital growth; income is a secondary objective.
ING Partners, Inc. – ING Baron Small Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc. (BAMCO)	Seeks capital appreciation.
ING Partners, Inc. – ING Davis Venture Value Portfolio	ING Life Insurance and Annuity Company Subadviser: Davis Selected Advisers, L.P. (Davis)	A nondiversified Portfolio that seeks long-term growth of capital.
ING Investors Trust - ING FMRSM Earnings Growth Portfolio	Directed Services, Inc. Subadviser: Fidelity Management & Research Co.	Seeks growth of capital over the long term.
ING Partners, Inc. – ING Fundamental Research Portfolio	ING Life Insurance and Annuity Company Subadviser: ING Investment Management Co. (ING IM)	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Insurance Trust – ING GET U.S. Core Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to achieve maximum total return and minimal exposure of the Series’ assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period.

ING Funds Trust – ING GNMA Income Fund	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks a high level of current income, consistent with liquidity and safety of principal, through investment primarily in Government National Mortgage Association (GNMA) mortgage-backed securities (also known as GNMA Certificates) that are guaranteed as to the timely payment of principal and interest by the U.S. Government.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Goldman Sachs® Capital Growth Portfolio* * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P. (GSAM)	Seeks long-term growth of capital.
ING Partners, Inc. – ING JPMorgan International Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Asset Management (London) Limited (JPMorgan London)	Seeks long-term growth of capital.
ING Partners, Inc. – ING JPMorgan Mid Cap Value Portfolio	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc. (JPMIM)	A nondiversified Portfolio that seeks growth from capital appreciation.
ING Investors Trust - ING JPMorgan Value Opportunities Portfolio	Directed Services, Inc. Subadviser: J.P. Morgan Investment Management Inc.	Seeks to provide long-term capital appreciation.
ING Investors Trust - ING Julius Baer Foreign Portfolio	Directed Services, Inc. Subadviser: Julius Baer Investment Management, LLC	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Aggressive Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc (SaBAM)	Seeks long-term growth of capital.
ING Partners, Inc. – ING Legg Mason Partners Large Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc (SaBAM)	Seeks long-term capital appreciation.
ING Investors Trust – ING Lord Abbett Affiliated Portfolio	Directed Services, Inc. Subadviser: Lord, Abbett & Co. LLC	Seeks long-term growth of capital and secondarily, current income.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING MFS Capital Opportunities Portfolio	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company (MFS)	Seeks capital appreciation.
ING Investors Trust - ING MFS Total Return Portfolio	Directed Services, Inc. Subadviser: Massachusetts Financial Services Company

Seeks above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. Secondarily seeks reasonable opportunity for growth of capital and income.

ING Investors Trust - ING Marsico Growth Portfolio	Directed Services, Inc. Subadviser: Marsico Capital Management, LLC	Seeks capital appreciation.
ING Partners, Inc. – ING OpCap Balanced Value Portfolio	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC (OpCap)	Seeks capital growth, and secondarily, investment income.
ING Partners, Inc. – ING Oppenheimer Global Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks capital appreciation.
ING Partners, Inc. – ING Oppenheimer Strategic Income Portfolio	ING Life Insurance and Annuity Company Subadviser: OppenheimerFunds, Inc. (Oppenheimer)	Seeks a high level of current income principally derived from interest on debt securities.
ING Partners, Inc. – ING PIMCO Total Return Portfolio	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum total return, consistent with capital preservation and prudent investment management.
ING Investors Trust - ING Pioneer Fund Portfolio	Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks reasonable income and capital growth.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Partners, Inc. – ING Pioneer High Yield Portfolio	ING Life Insurance and Annuity Company Subadviser: Pioneer Investment Management, Inc. (Pioneer)	Seeks to maximize total return through income and capital appreciation.
ING Investors Trust - ING Pioneer Mid Cap Value Portfolio	Directed Services, Inc. Subadviser: Pioneer Investment Management, Inc.	Seeks capital appreciation.
ING Partners, Inc. – ING Solution 2015 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2025 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2035 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution 2045 Portfolio	ING Life Insurance and Annuity Company

Until the day prior to the Target Date, the Portfolio will seek to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

ING Partners, Inc. – ING Solution Income Portfolio	ING Life Insurance and Annuity Company	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
ING Partners, Inc. – ING T. Rowe Price Diversified Mid Cap Growth Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Investors Trust - ING T. Rowe Price Equity Income Portfolio	Directed Services, Inc. Subadviser: T. Rowe Price Associates, Inc.	Seeks substantial dividend income as well as long-term growth of capital.
ING Partners, Inc. – ING T. Rowe Price Growth Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)	Seeks long-term capital growth, and secondarily, increasing dividend income.
ING Partners, Inc. – ING UBS U.S. Large Cap Equity Portfolio	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc. (UBS Global AM)	Seeks long-term growth of capital and future income.
ING Partners, Inc. – ING Van Kampen Comstock Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income.
ING Partners, Inc. – ING Van Kampen Equity and Income Portfolio	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks total return, consisting of long-term capital appreciation and current income.
ING Investors Trust - ING Van Kampen Real Estate Portfolio	Directed Services, Inc. Subadviser: Van Kampen	A non-diversified Portfolio that seeks capital appreciation and secondarily seeks current income.
ING VP Balanced Portfolio, Inc.	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio’s management, of which of those sectors or mix thereof offers the best investment prospects.

ING Variable Products Trust – ING VP Financial Services Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Variable Portfolios, Inc. – ING VP Global Science and Technology Portfolio	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.	Seeks long-term capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING Variable Funds – ING VP Growth and Income Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.
ING Variable Portfolios, Inc. – ING VP Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential.
ING Investors Trust – ING VP Index Plus International Equity Portfolio	Directed Services, Inc. Subadviser: ING Investment Management Advisors, B.V.	Seeks to outperform the total return performance of the Morgan Stanley Capital International Europe Australasia and Far East® Index (“MSCI EAFE® Index”), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus LargeCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus MidCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard & Poor’s MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk.
ING Variable Portfolios, Inc. – ING VP Index Plus SmallCap Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index (S&P SmallCap 600 Index), while maintaining a market level of risk.
ING VP Intermediate Bond Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to maximize total return consistent with reasonable risk, through investment in a diversified portfolio consisting primarily of debt securities.
ING Variable Portfolios, Inc. – ING VP International Equity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income.

ING Variable Products Trust – ING VP International Value Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks capital appreciation.
ING Variable Products Trust – ING VP MidCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.

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Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
ING VP Money Market Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

ING Variable Products Trust – ING VP Real Estate Portfolio	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities L.P.	A nondiversified Portfolio that seeks total return.
ING Variable Portfolios, Inc. – ING VP Small Company Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities of companies with smaller market capitalizations.
ING Variable Products Trust – ING VP SmallCap Opportunities Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks long-term capital appreciation.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Conservative Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding 5 years and a low level of risk tolerance.

ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Growth Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance.
ING Strategic Allocation Portfolios, Inc. – ING VP Strategic Allocation Moderate Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.

Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding 10 years and a moderate level of risk tolerance.

ING Variable Portfolios, Inc. – ING VP Value Opportunity Portfolio	ING Investments, LLC Subadviser: ING Investment Management Co.	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks.
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks long-term growth of capital and income without excessive fluctuations in market value.
Lord Abbett Series Fund, Inc. – Mid-Cap Value Portfolio	Lord, Abbett & Co. LLC (Lord Abbett)	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)
Oppenheimer Variable Account Funds – Oppenheimer Main Street Small Cap Fund®/VA	OppenheimerFunds, Inc.	Seeks capital appreciation.
PIMCO VIT - Real Return Portfolio	Investment Adviser: Pacific Investment Management Company LLC (PIMCO)	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer Equity Income VCT Portfolio	Pioneer Investment Management, Inc.	Current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.
Pioneer Fund VCT Portfolio	Pioneer Investment Management, Inc.	Reasonable income and capital growth.
Pioneer High Yield VCT Portfolio	Pioneer Investment Management, Inc.	Maximize total return through a combination of income and capital appreciation.
Pioneer Mid Cap Value VCT Portfolio	Pioneer Investment Management, Inc.	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.
Wanger Advisors Trust - Wanger Select	Columbia Wanger Asset Management, L.P.	A nondiversified fund that seeks long-term growth of capital.
Wanger Advisors Trust - Wanger U.S. Smaller Companies	Columbia Wanger Asset Management, L.P.	Seeks long-term growth of capital.

63

PRO.75988-06

APPENDIX VI
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2005, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2005 the “Value at beginning of period” shown is the value at first date of investment.

TABLE I

FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNTANNUAL EXPENSES OF 1.25%*

(Selected data for accumulation units outstanding throughout each period)

* This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer

(i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753	$10.217
Value at end of period	$9.92	$9.22	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	74,072	84,155	85,637	89,448	103,951	105,550	7,992
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716	$9.627
Value at end of period	$8.64	$8.31	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	111,339	143,502	177,652	209,051	251,216	219,944	53,572
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$5.84	$5.47	$4.22	$6.188	$9.477	$12.069	$9.819
Value at end of period	$6.20	$5.84	$5.47	$4.22	$6.188	$9.477	$12.069
Number of accumulation units outstanding at end of period	120,536	127,839	117,002	123,347	139,899	141,427	31,910
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$7.44	$7.12	$5.77	$8.375	$9.699	$11.506	$9.746
Value at end of period	$7.77	$7.44	$7.12	$5.77	$8.375	$9.699	$11.506
Number of accumulation units outstanding at end of period	73,855	91,126	99,513	114,782	162,645	124,167	49,173
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$11.23	$10.85
Value at end of period	$11.63	$11.23
Number of accumulation units outstanding at end of period	15,586	4,425

CFI 1

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.18	$10.46	$8.88	$10.231	$11.133	$11.637	$10.50	$9.839
Value at end of period	$11.67	$11.18	$10.46	$8.88	$10.231	$11.133	$11.637	$10.50
Number of accumulation units outstanding at end of period	72,315	66,552	53,829	41,036	36,379	23,977	29,860	17,068
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$27.98	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$13.994	$11.681
Value at end of period	$32.31	$27.98	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$13.994
Number of accumulation units outstanding at end of period	984,595	896,870	706,490	665,550	742,484	805,532	888,915	834,976	811,557	500,034
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$26.81	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$15.664	$13.88
Value at end of period	$28.03	$26.81	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$15.664
Number of accumulation units outstanding at end of period	721,289	944,029	880,788	919,343	1,042,820	946,481	1,171,916	1,332,063	1,311,211	1,166,495
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$23.90	$23.41	$17.84	$25.853	$31.791	$36.16	$26.641	$19.339	$15.858	$14.00
Value at end of period	$24.98	$23.90	$23.41	$17.84	$25.853	$31.791	$36.16	$26.641	$19.339	$15.858
Number of accumulation units outstanding at end of period	756,575	1,100,526	1,157,472	1,200,977	1,454,622	1,500,686	1,477,316	1,278,104	1,110,079	994,616
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.42	$13.74	$9.71	$12.33	$15.838	$19.825	$14.074	$12.64	$11.473	$10.262
Value at end of period	$18.13	$15.42	$13.74	$9.71	$12.33	$15.838	$19.825	$14.074	$12.64	$11.473
Number of accumulation units outstanding at end of period	112,162	148,159	138,072	115,530	137,442	146,480	164,209	194,687	221,450	182,533
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2001)
Value at beginning of period	$14.71	$12.04	$9.22	$10.293	$8.071
Value at end of period	$15.80	$14.71	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	195,469	144,474	53,543	31,988	1,354
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$10.74	$9.88	$7.62	$8.95
Value at end of period	$10.74	$10.74	$9.88	$7.62
Number of accumulation units outstanding at end of period	49,767	45,543	21,517	11,753
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	587,982
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.96	$10.81	$8.08	$10.02
Value at end of period	$13.80	$12.96	$10.81	$8.08
Number of accumulation units outstanding at end of period	57,475	67,909	46,787	19,927

CFI 2

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.47	$11.45	$8.69	$10.02
Value at end of period	$15.34	$14.47	$11.45	$8.69
Number of accumulation units outstanding at end of period	174,248	94,897	38,746	10,876
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$11.12	$10.39	$7.48	$8.90
Value at end of period	$11.41	$11.12	$10.39	$7.48
Number of accumulation units outstanding at end of period	40,218	47,082	26,126	6,358
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.43	$9.61	$7.64	$8.32
Value at end of period	$10.89	$10.43	$9.61	$7.64
Number of accumulation units outstanding at end of period	9,305	5,884	4,171	1,138
ING GOLDMAN SACHS® STRUCTURED EQUITY PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.96	$9.27	$7.59	$9.32
Value at end of period	$10.02	$9.96	$9.27	$7.59
Number of accumulation units outstanding at end of period	32,431	16,861	13,719	8,567
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.75	$18.52	$14.49	$17.91	$24.82	$31.255	$19.978	$16.986	$16.776
Value at end of period	$23.64	$21.75	$18.52	$14.49	$17.91	$24.82	$31.255	$19.978	$16.986
Number of accumulation units outstanding at end of period	152,436	249,912	265,773	300,037	357,693	408,735	437,547	467,484	516,231
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$14.02	$11.78	$9.17	$9.95
Value at end of period	$15.03	$14.02	$11.78	$9.17
Number of accumulation units outstanding at end of period	190,612	103,005	21,349	12,061
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.13	$10.29
Value at end of period	$13.82	$12.13
Number of accumulation units outstanding at end of period	29,536	2,771
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927	$15.114
Value at end of period	$15.38	$13.98	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927
Number of accumulation units outstanding at end of period	486,539	783,199	866,225	937,116	1,153,477	1,261,315	1,234,595	1,369,984	1,368,373

CFI 3

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.38	$9.31	$7.36	$10.67	$14.359	$15.421	$10.495	$9.828
Value at end of period	$10.41	$10.38	$9.31	$7.36	$10.67	$14.359	$15.421	$10.495
Number of accumulation units outstanding at end of period	170,120	216,682	247,143	289,373	367,527	318,660	77,143	42,213
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.99	$10.30
Value at end of period	$11.16	$10.99
Number of accumulation units outstanding at end of period	76,601	6,618
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.21	$10.29	$8.00	$8.28
Value at end of period	$11.37	$11.21	$10.29	$8.00
Number of accumulation units outstanding at end of period	123,124	130,941	66,001	33,323
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.98
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	2,493,225
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.88
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	415,236
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$11.35	$11.01	$10.72	$10.00
Value at end of period	$11.44	$11.35	$11.01	$10.72
Number of accumulation units outstanding at end of period	165,758	166,330	147,674	116,420
ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.56
Value at end of period	$10.74
Number of accumulation units outstanding at end of period	43,631
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$10.10
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	19,643
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.39
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	12,017

CFI 4

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.47
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	82
ING SOLUTION 2045 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.60
Value at end of period	$11.27
Number of accumulation units outstanding at end of period	826
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.17
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	4,501
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.88
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	1,285,787
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.34	$10.38
Value at end of period	$11.64	$11.34
Number of accumulation units outstanding at end of period	68,864	2,213
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$22.88	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131	$15.809
Value at end of period	$23.99	$22.88	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131
Number of accumulation units outstanding at end of period	432,956	526,773	503,621	492,198	612,057	636,137	668,583	717,872	701,952
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795	$14.067
Value at end of period	$16.95	$15.69	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795
Number of accumulation units outstanding at end of period	325,499	435,085	484,939	643,895	744,284	850,004	930,521	1,054,685	1,200,982
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$12.26	$10.64	$8.31	$10.16
Value at end of period	$12.53	$12.26	$10.64	$8.31
Number of accumulation units outstanding at end of period	311,675	199,434	63,214	15,405
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during March 2005)
Value at beginning of period	$9.90
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	1,614,520

CFI 5

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551	$13.673
Value at end of period	$26.19	$25.44	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551
Number of accumulation units outstanding at end of period	2,044,814	2,436,696	2,611,812	3,122,041	4,053,042	4,540,991	5,427,321	6,268,762	6,663,594	7,803,572
ING VP FINANCIAL SERVICES PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$11.44	$10.59
Value at end of period	$12.17	$11.44
Number of accumulation units outstanding at end of period	4,652	34
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$3.60	$3.70	$2.57	$4.436	$5.831	$9.999
Value at end of period	$3.98	$3.60	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	242,451	353,626	340,052	287,488	394,229	276,443
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10	$25.094	$22.194	$17.302	$14.077
Value at end of period	$21.74	$20.36	$19.02	$15.27	$20.618	$25.588	$29.10	$25.094	$22.194	$17.302
Number of accumulation units outstanding at end of period	6,315,277	7,775,013	8,911,586	10,681,544	13,049,579	15,052,266	17,496,241	19,989,922	21,842,444	29,130,769
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173	$11.137
Value at end of period	$15.45	$14.30	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Number of accumulation units outstanding at end of period	240,766	317,434	371,564	410,106	546,125	644,933	516,658	289,055	21,371
ING VP INDEX PLUS LARGECAP PORTFOLIO

(The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)

Value at beginning of period	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924	$10.00
Value at end of period	$19.30	$18.54	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924
Number of accumulation units outstanding at end of period	1,034,446	1,224,654	1,129,974	1,103,634	1,322,389	1,239,414	1,067,590	616,724	159,461	13,142
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891	$9.925
Value at end of period	$20.63	$18.79	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	473,559	526,003	435,317	386,466	284,426	185,615	51,901	35,031
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815	$9.918
Value at end of period	$15.62	$14.70	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	313,973	310,166	219,909	189,054	134,002	91,047	73,715	40,793
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377	$12.098
Value at end of period	$19.10	$18.75	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377
Number of accumulation units outstanding at end of period	1,189,674	1,303,623	1,341,945	1,668,772	1,882,061	1,685,438	2,085,755	2,490,832	2,482,652	3,717,900

CFI 6

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765	$10.182
Value at end of period	$10.89	$9.43	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765
Number of accumulation units outstanding at end of period	89,712	95,074	88,586	74,977	80,579	102,558	55,009	25,090
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$11.87	$10.23	$7.97	$9.542	$9.844
Value at end of period	$12.82	$11.87	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	281,628	183,336	63,812	19,369	23,434
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$10.28	$9.33	$6.92	$9.446	$10.042
Value at end of period	$11.21	$10.28	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	39,085	41,748	27,409	14,659	2,083
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473	$11.026
Value at end of period	$14.14	$13.90	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473
Number of accumulation units outstanding at end of period	895,094	1,060,820	1,330,998	1,919,745	2,629,444	2,471,828	2,636,397	2,329,195	2,227,782	3,510,588
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during May 2004)
Value at beginning of period	$13.88	$10.00
Value at end of period	$15.43	$13.88
Number of accumulation units outstanding at end of period	73,575	41,063
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$7.42	$6.82	$4.98	$8.945	$10.123
Value at end of period	$8.00	$7.42	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	61,038	55,720	55,321	11,826	2,593
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654	$10.816
Value at end of period	$24.15	$22.17	$19.63	$14.46	$19.07	$18.568	$17.617	$13.633	$13.654
Number of accumulation units outstanding at end of period	257,388	316,371	340,140	336,830	366,998	295,893	183,701	208,454	71,911
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.08	$16.01	$14.27	$15.104	$15.667	$15.135	$14.31	$13.55	$11.982	$10.626
Value at end of period	$17.51	$17.08	$16.01	$14.27	$15.104	$15.667	$15.135	$14.31	$13.55	$11.982
Number of accumulation units outstanding at end of period	113,846	169,794	210,476	231,298	336,932	359,253	412,346	507,368	382,217	188,303
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.29	$16.54	$13.47	$15.811	$18.10	$18.45	$16.337	$15.86	$13.395	$10.976
Value at end of period	$19.19	$18.29	$16.54	$13.47	$15.811	$18.10	$18.45	$16.337	$15.86	$13.395
Number of accumulation units outstanding at end of period	212,377	255,898	268,308	281,512	366,303	423,053	473,603	592,247	554,873	201,475

CFI 7

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.61	$16.17	$13.71	$15.345	$16.707	$16.847	$15.478	$14.797	$12.744	$10.862
Value at end of period	$18.21	$17.61	$16.17	$13.71	$15.345	$16.707	$16.847	$15.478	$14.797	$12.744
Number of accumulation units outstanding at end of period	186,601	202,176	216,639	220,388	266,564	314,495	372,046	514,093	424,250	165,860
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261	$10.977
Value at end of period	$19.02	$18.00	$16.54	$13.44	$18.388	$20.602	$18.93	$16.03	$13.261
Number of accumulation units outstanding at end of period	148,973	190,638	216,751	272,286	305,477	157,727	118,476	112,739	33,295
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$11.31	$10.16	$7.85	$9.703	$9.621
Value at end of period	$11.53	$11.31	$10.16	$7.85	$9.703
Number of accumulation units outstanding at end of period	709,955	686,679	250,016	50,630	3,183
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$12.56	$10.25	$8.32	$9.341	$8.988
Value at end of period	$13.43	$12.56	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	425,764	353,610	133,264	56,099	11,047
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during September 2004)
Value at beginning of period	$12.30	$10.58
Value at end of period	$13.36	$12.30
Number of accumulation units outstanding at end of period	6,651	369
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.43	$10.13
Value at end of period	$10.52	$10.43
Number of accumulation units outstanding at end of period	35,563	2,212
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$11.12	$9.67	$7.99	$9.61	$9.81
Value at end of period	$11.61	$11.12	$9.67	$7.99	$9.61
Number of accumulation units outstanding at end of period	258,105	148,751	65,072	22,002	3,382
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$10.12	$9.21	$7.53	$9.39
Value at end of period	$10.61	$10.12	$9.21	$7.53
Number of accumulation units outstanding at end of period	34,360	33,192	11,093	8,956
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$10.70	$10.25
Value at end of period	$10.77	$10.70
Number of accumulation units outstanding at end of period	14,488	53

CFI 8

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$14.30	$11.86	$8.73	$9.961	$9.785
Value at end of period	$15.24	$14.30	$11.86	$8.73	$9.961
Number of accumulation units outstanding at end of period	148,626	146,114	64,303	15,155	3,865
WANGER SELECT
(Funds were first received in this option during December 2004)
Value at beginning of period	$11.85	$11.55
Value at end of period	$12.93	$11.85
Number of accumulation units outstanding at end of period	8,290	405
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during December 2004)
Value at beginning of period	$12.12	$11.83
Value at end of period	$13.32	$12.12
Number of accumulation units outstanding at end of period	11,121	48

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$9.28	$8.80	$6.87	$12.871	$12.121	$13.762	$10.465
Value at end of period	$9.98	$9.28	$8.80	$6.87	$12.871	$12.121	$13.762
Number of accumulation units outstanding at end of period	13,083	5,909	5,849	6,526	0	79	79
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2000)
Value at beginning of period	$8.35	$7.75	$6.30	$7.554	$9.903	$10.853
Value at end of period	$8.70	$8.35	$7.75	$6.30	$7.554	$9.903
Number of accumulation units outstanding at end of period	21,654	1,297	1,241	20,312	19,314	19,412
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$5.88	$5.49	$4.23	$6.204	$9.493	$12.077	$10.207
Value at end of period	$6.24	$5.88	$5.49	$4.23	$6.204	$9.493	$12.077
Number of accumulation units outstanding at end of period	12,010	1,052	1,096	1,136	1,135	1,149	14
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$7.48	$7.16	$5.79	$8.397	$9.715	$11.514	$10.171
Value at end of period	$7.82	$7.48	$7.16	$5.79	$8.397	$9.715	$11.514
Number of accumulation units outstanding at end of period	11,814	9,257	8,615	8,616	1,875	1,771	662

CFI 9

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$11.76
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	6,723
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.26	$10.52	$8.92	$9.05
Value at end of period	$11.76	$11.26	$10.52	$8.92
Number of accumulation units outstanding at end of period	1,313	1,106	4,603	628
FIDELITY® VIP CONTRAFUND® PORTFOLIO
Value at beginning of period	$28.25	$24.74	$19.48	$21.741	$25.063	$27.15	$22.103	$17.201	$14.016	$11.689
Value at end of period	$32.65	$28.25	$24.74	$19.48	$21.741	$25.063	$27.15	$22.103	$17.201	$14.016
Number of accumulation units outstanding at end of period	219,401	94,686	74,793	68,982	5,754	16,464	21,611	19,136	16,983	13,300
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
Value at beginning of period	$27.10	$24.58	$19.07	$23.233	$24.729	$23.071	$21.948	$19.89	$15.705	$13.902
Value at end of period	$28.36	$27.10	$24.58	$19.07	$23.233	$24.729	$23.071	$21.948	$19.89	$15.705
Number of accumulation units outstanding at end of period	270,096	115,109	127,574	138,866	75,694	84,691	94,759	114,565	162,627	194,798
FIDELITY® VIP GROWTH PORTFOLIO
Value at beginning of period	$24.16	$23.64	$18.00	$26.05	$32.002	$36.363	$26.764	$19.409	$15.90	$14.023
Value at end of period	$25.27	$24.16	$23.64	$18.00	$26.05	$32.002	$36.363	$26.764	$19.409	$15.90
Number of accumulation units outstanding at end of period	298,855	128,760	98,863	92,563	59,994	66,459	90,675	76,869	83,442	87,971
FIDELITY® VIP OVERSEAS PORTFOLIO
Value at beginning of period	$15.59	$13.88	$9.79	$12.424	$15.943	$19.936	$14.14	$12.686	$11.503	$10.278
Value at end of period	$18.35	$15.59	$13.88	$9.79	$12.424	$15.943	$19.936	$14.14	$12.686	$11.503
Number of accumulation units outstanding at end of period	65,956	21,471	12,760	7,754	8,057	9,199	8,089	15,876	23,721	35,293
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$14.76	$12.06	$9.24	$10.07
Value at end of period	$15.87	$14.76	$12.06	$9.24
Number of accumulation units outstanding at end of period	57,876	34,216	3,702	2,339
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$11.05	$10.16	$9.05
Value at end of period	$11.06	$11.05	$10.16
Number of accumulation units outstanding at end of period	17,992	10,592	4,439
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70
Value at end of period	$10.17
Number of accumulation units outstanding at end of period	82,569

CFI 10

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$12.99	$10.83	$8.09	$8.27
Value at end of period	$13.86	$12.99	$10.83	$8.09
Number of accumulation units outstanding at end of period	26,684	20,705	15,801	2,645
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.51	$11.47	$8.69	$9.14
Value at end of period	$15.39	$14.51	$11.47	$8.69
Number of accumulation units outstanding at end of period	43,930	13,196	12,248	2,737
ING DAVIS VENTURE VALUE PORTFOLIO
(Funds were first received in this option during January 2004)
Value at beginning of period	$11.43	$11.19
Value at end of period	$11.74	$11.43
Number of accumulation units outstanding at end of period	12,420	13,556
ING FUNDAMENTAL RESEARCH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$11.01	$10.13	$8.04	$8.46
Value at end of period	$11.51	$11.01	$10.13	$8.04
Number of accumulation units outstanding at end of period	2,329	2,586	2,586	2,587
ING GOLDMAN SACHS® STRUCTURED EQUITY PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$10.57	$9.84	$8.05	$8.35
Value at end of period	$10.65	$10.57	$9.84	$8.05
Number of accumulation units outstanding at end of period	3,326	3,504	3,764	3,959
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$21.99	$18.71	$14.62	$18.055	$24.997	$31.447	$20.081	$17.056	$16.844
Value at end of period	$23.92	$21.99	$18.71	$14.62	$18.055	$24.997	$31.447	$20.081	$17.056
Number of accumulation units outstanding at end of period	117,422	40,528	30,214	48,136	32,985	35,392	34,626	27,591	34,030
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$14.06	$11.79	$9.17	$9.28
Value at end of period	$15.08	$14.06	$11.79	$9.17
Number of accumulation units outstanding at end of period	32,166	9,838	2,612	2,696
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$12.59
Value at end of period	$13.84
Number of accumulation units outstanding at end of period	7,240

CFI 11

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.14	$13.03	$9.54	$14.919	$20.179	$28.661	$19.216	$14.991	$15.178
Value at end of period	$15.57	$14.14	$13.03	$9.54	$14.919	$20.179	$28.661	$19.216	$14.991
Number of accumulation units outstanding at end of period	235,457	77,555	62,500	72,100	32,390	36,463	48,709	72,542	97,555
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$10.45	$9.36	$7.39	$10.709	$14.398	$15.447	$10.502	$9.473
Value at end of period	$10.49	$10.45	$9.36	$7.39	$10.709	$14.398	$15.447	$10.502
Number of accumulation units outstanding at end of period	23,592	8,989	9,839	40,474	5,863	11,758	12,266	12,126
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.95
Value at end of period	$11.18
Number of accumulation units outstanding at end of period	3,245
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$11.73	$10.75	$8.35	$8.45
Value at end of period	$11.91	$11.73	$10.75	$8.35
Number of accumulation units outstanding at end of period	13,476	7,864	11,412	673
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$11.66
Number of accumulation units outstanding at end of period	464,388
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.88
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	79,260
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.38	$11.03	$10.75
Value at end of period	$11.48	$11.38	$11.03
Number of accumulation units outstanding at end of period	23,676	1,309	224
ING LEGG MASON PARTNERS LARGE CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.39
Value at end of period	$10.75
Number of accumulation units outstanding at end of period	5,316

CFI 12

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING SOLUTION 2035 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.00
Value at end of period	$11.07
Number of accumulation units outstanding at end of period	1,293
ING SOLUTION INCOME PORTFOLIO
(Funds were first received in this option during June 2005)
Value at beginning of period	$10.18
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	19,638
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.93
Value at end of period	$11.10
Number of accumulation units outstanding at end of period	203,778
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during May 2005)
Value at beginning of period	$11.28
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	1,483
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$23.10	$21.24	$16.41	$21.637	$24.38	$24.669	$20.40	$16.172	$15.848
Value at end of period	$24.24	$23.10	$21.24	$16.41	$21.637	$24.38	$24.669	$20.40	$16.172
Number of accumulation units outstanding at end of period	117,847	45,232	41,743	33,398	24,854	30,566	43,662	47,436	44,362
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.87	$13.99	$11.32	$15.252	$19.503	$20.653	$16.844	$13.852	$14.124
Value at end of period	$17.16	$15.87	$13.99	$11.32	$15.252	$19.503	$20.653	$16.844	$13.852
Number of accumulation units outstanding at end of period	71,579	17,360	4,872	32,279	10,200	10,200	12,985	5,155	1,447
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$12.30	$10.66	$7.99
Value at end of period	$12.58	$12.30	$10.66
Number of accumulation units outstanding at end of period	71,745	33,720	14,877
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.98
Value at end of period	$10.70
Number of accumulation units outstanding at end of period	334,754
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period	$25.73	$23.78	$20.24	$22.827	$24.108	$24.523	$21.836	$18.889	$15.60	$13.703
Value at end of period	$26.51	$25.73	$23.78	$20.24	$22.827	$24.108	$24.523	$21.836	$18.889	$15.60
Number of accumulation units outstanding at end of period	253,339	178,409	181,399	202,644	96,619	98,020	144,540	167,720	166,915	172,588

CFI 13

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$3.62	$3.71	$2.58	$4.443	$3.266
Value at end of period	$4.00	$3.62	$3.71	$2.58	$4.443
Number of accumulation units outstanding at end of period	32,498	32,395	79,810	80,342	2,277
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period	$20.58	$19.21	$15.41	$20.788	$25.772	$29.28	$25.225	$22.287	$17.357	$14.108
Value at end of period	$22.01	$20.58	$19.21	$15.41	$20.788	$25.772	$29.28	$25.225	$22.287	$17.357
Number of accumulation units outstanding at end of period	816,288	393,754	443,340	538,742	331,651	481,222	488,810	548,039	461,571	405,331
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$14.41	$13.60	$10.55	$15.024	$20.839	$23.94	$17.943	$13.183	$14.472
Value at end of period	$15.58	$14.41	$13.60	$10.55	$15.024	$20.839	$23.94	$17.943	$13.183
Number of accumulation units outstanding at end of period	40,089	31,784	29,689	50,524	6,452	23,305	30,865	26,153	2,122
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12	$18.815	$14.463	$11.406
Value at end of period	$19.48	$18.70	$17.10	$13.72	$17.681	$20.707	$23.12	$18.815	$14.463
Number of accumulation units outstanding at end of period	277,467	130,301	134,888	160,223	27,451	66,254	56,950	45,787	10,121
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2000)
Value at beginning of period	$18.92	$16.42	$12.54	$14.427	$14.791	$13.477
Value at end of period	$20.79	$18.92	$16.42	$12.54	$14.427	$14.791
Number of accumulation units outstanding at end of period	120,973	67,227	44,162	20,252	8,546	4,514
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 1999)
Value at beginning of period	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661	$9.414
Value at end of period	$15.74	$14.80	$12.26	$9.11	$10.618	$10.489	$9.661
Number of accumulation units outstanding at end of period	74,921	62,756	39,667	19,957	16,834	1,442	1,062
ING VP INTERMEDIATE BOND PORTFOLIO
Value at beginning of period	$18.96	$18.29	$17.40	$16.248	$15.115	$13.945	$14.211	$13.293	$12.416	$12.125
Value at end of period	$19.33	$18.96	$18.29	$17.40	$16.248	$15.115	$13.945	$14.211	$13.293	$12.416
Number of accumulation units outstanding at end of period	250,506	154,323	163,117	218,588	82,489	62,380	71,392	102,450	98,338	92,017
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$9.50	$8.20	$6.28	$8.664	$11.514	$14.618	$11.16
Value at end of period	$10.97	$9.50	$8.20	$6.28	$8.664	$11.514	$14.618
Number of accumulation units outstanding at end of period	7,660	6,359	1,073	2,077	1,073	1,073	7,828
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$11.91	$10.26	$7.48
Value at end of period	$12.88	$11.91	$10.26
Number of accumulation units outstanding at end of period	50,624	24,053	6,971

CFI 14

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$10.32	$9.36	$9.09
Value at end of period	$11.26	$10.32	$9.36
Number of accumulation units outstanding at end of period	9,883	10,821	10,820
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period	$14.06	$14.07	$14.11	$14.044	$13.669	$12.997	$12.512	$12.002	$11.51	$11.051
Value at end of period	$14.32	$14.06	$14.07	$14.11	$14.044	$13.669	$12.997	$12.512	$12.002	$11.51
Number of accumulation units outstanding at end of period	187,355	122,426	131,947	459,877	190,821	258,757	348,708	190,680	137,699	173,308
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during September 2004)
Value at beginning of period	$13.89	$11.55
Value at end of period	$15.45	$13.89
Number of accumulation units outstanding at end of period	18,355	5,824
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during January 2005)
Value at beginning of period	$7.08
Value at end of period	$8.03
Number of accumulation units outstanding at end of period	8,853
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665	$13.657	$13.664	$11.541
Value at end of period	$24.36	$22.35	$19.76	$14.54	$19.16	$18.638	$17.665	$13.657	$13.664
Number of accumulation units outstanding at end of period	48,654	39,059	46,260	52,478	2,885	22,613	20,668	20,254	13,843
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
Value at beginning of period	$17.24	$16.15	$14.38	$15.202	$15.753	$15.203	$14.36	$13.583	$12.00	$10.631
Value at end of period	$17.70	$17.24	$16.15	$14.38	$15.202	$15.753	$15.203	$14.36	$13.583	$12.00
Number of accumulation units outstanding at end of period	35,156	25,650	33,847	48,487	15,761	17,675	43,422	76,396	77,495	19,864
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
Value at beginning of period	$18.47	$16.68	$13.57	$15.914	$18.20	$18.533	$16.395	$15.90	$13.415	$10.982
Value at end of period	$19.39	$18.47	$16.68	$13.57	$15.914	$18.20	$18.533	$16.395	$15.90	$13.415
Number of accumulation units outstanding at end of period	47,397	19,820	30,633	54,453	8,989	12,362	11,214	21,004	20,154	28,982
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
Value at beginning of period	$17.78	$16.31	$13.81	$15.445	$16.799	$16.923	$15.532	$14.835	$12.763	$10.868
Value at end of period	$18.40	$17.78	$16.31	$13.81	$15.445	$16.799	$16.923	$15.532	$14.835	$12.763
Number of accumulation units outstanding at end of period	22,238	10,878	10,610	18,977	18,902	18,918	39,125	35,562	20,404	15,074
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during August 1997)
Value at beginning of period	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982	$16.754	$13.271	$12.904
Value at end of period	$19.19	$18.14	$16.66	$13.52	$18.476	$20.679	$18.982	$16.057	$13.271
Number of accumulation units outstanding at end of period	56,526	41,013	48,721	65,922	5,522	2,242	2,242	0	1,510

CFI 15

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.34	$10.19	$7.87	$10.13
Value at end of period	$11.58	$11.34	$10.19	$7.87
Number of accumulation units outstanding at end of period	180,758	101,883	45,241	28,771
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$12.60	$10.28	$8.33	$8.97
Value at end of period	$13.49	$12.60	$10.28	$8.33
Number of accumulation units outstanding at end of period	109,823	68,329	41,846	63,699
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2005)
Value at beginning of period	$11.69
Value at end of period	$13.37
Number of accumulation units outstanding at end of period	592
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.51
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	5,572
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$11.16	$9.70	$8.00	$9.93
Value at end of period	$11.66	$11.16	$9.70	$8.00
Number of accumulation units outstanding at end of period	87,153	13,513	18,217	28,883
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.15	$9.23	$8.83
Value at end of period	$10.65	$10.15	$9.23
Number of accumulation units outstanding at end of period	21,679	9,790	998
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during February 2005)
Value at beginning of period	$10.74
Value at end of period	$10.79
Number of accumulation units outstanding at end of period	7,733
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$14.35	$11.89	$8.75	$8.69
Value at end of period	$15.31	$14.35	$11.89	$8.75
Number of accumulation units outstanding at end of period	55,570	20,091	5,575	26,331
WANGER SELECT
(Funds were first received in this option during August 2005)
Value at beginning of period	$12.20
Value at end of period	$12.94
Number of accumulation units outstanding at end of period	2,664

CFI 16

Condensed Financial Information (continued)

	2005	2004	2003	2002	2001	2000	1999	1998	1997	1996
WANGER U.S. SMALLER COMPANIES
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.85
Value at end of period	$13.34
Number of accumulation units outstanding at end of period	2,189

TABLE III
FOR CERTAIN CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

	2005	2004	2003
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.80	$10.25	$10.26
Value at end of period	$11.61	$10.80	$10.25
Number of accumulation units outstanding at end of period	327	828	1,939
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.16	$10.37	$10.36
Value at end of period	$11.61	$11.16	$10.37
Number of accumulation units outstanding at end of period	835	3,019	4,157
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.06	$10.35	$10.34
Value at end of period	$11.74	$11.06	$10.35
Number of accumulation units outstanding at end of period	1,999	1,914	3,056
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.79	$10.33	$10.31
Value at end of period	$11.26	$10.79	$10.33
Number of accumulation units outstanding at end of period	227	228	228
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.91	$10.21	$10.20
Value at end of period	$11.39	$10.91	$10.21
Number of accumulation units outstanding at end of period	1,374	1,364	662
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.80	$10.35	$10.35
Value at end of period	$13.63	$11.80	$10.35
Number of accumulation units outstanding at end of period	46,284	46,416	44,105

CFI 17

Condensed Financial Information (continued)

	2005	2004	2003
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.56	$10.50	$10.47
Value at end of period	$12.09	$11.56	$10.50
Number of accumulation units outstanding at end of period	31,838	37,709	35,849
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.55	$10.33	$10.33
Value at end of period	$11.02	$10.55	$10.33
Number of accumulation units outstanding at end of period	43,859	53,573	54,251
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.81	$10.53	$10.50
Value at end of period	$13.89	$11.81	$10.53
Number of accumulation units outstanding at end of period	3,976	2,876	3,023
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.65	$10.35	$10.45
Value at end of period	$13.59	$12.65	$10.35
Number of accumulation units outstanding at end of period	4,501	2,782	1,106
ING AMERICAN CENTURY LARGE COMPANY VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period		$10.42	$10.39
Value at end of period		$10.71	$10.42
Number of accumulation units outstanding at end of period		0	1,728
ING AMERICAN CENTURY SELECT PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.70
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	28,631
ING AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2004)
Value at beginning of period	$12.29	$10.65
Value at end of period	$13.09	$12.29
Number of accumulation units outstanding at end of period	766	682
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.93	$10.23	$10.28
Value at end of period	$13.71	$12.93	$10.23
Number of accumulation units outstanding at end of period	742	1,146	717

CFI 18

Condensed Financial Information (continued)

	2005	2004	2003
ING GOLDMAN SACHS® STRUCTURED EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period		$10.37	$10.34
Value at end of period		$10.39	$10.37
Number of accumulation units outstanding at end of period		0	290
ING JPMORGAN INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.36	$10.53	$10.45
Value at end of period	$13.43	$12.36	$10.53
Number of accumulation units outstanding at end of period	28,688	32,167	30,493
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.20	$10.24	$10.27
Value at end of period	$13.07	$12.20	$10.24
Number of accumulation units outstanding at end of period	1,670	2,098	70
ING JULIUS BAER FOREIGN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$12.09
Value at end of period	$13.82
Number of accumulation units outstanding at end of period	214
ING LEGG MASON PARTNERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.40	$10.52	$10.52
Value at end of period	$12.54	$11.40	$10.52
Number of accumulation units outstanding at end of period	19,240	27,508	40,066
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.54	$10.35	$10.34
Value at end of period	$11.57	$11.54	$10.35
Number of accumulation units outstanding at end of period	3,566	4,770	5,934
ING MFS TOTAL RETURN PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$11.14
Value at end of period	$11.16
Number of accumulation units outstanding at end of period	2,595
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.23	$10.31	$10.30
Value at end of period	$11.39	$11.23	$10.31
Number of accumulation units outstanding at end of period	1,476	2,715	1,123

CFI 19

Condensed Financial Information (continued)

	2005	2004	2003
ING OPPENHEIMER GLOBAL PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$10.01
Value at end of period	$11.65
Number of accumulation units outstanding at end of period	76,110
ING OPPENHEIMER STRATEGIC INCOME PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.88
Value at end of period	$10.01
Number of accumulation units outstanding at end of period	9,613
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.32	$10.02	$10.01
Value at end of period	$10.41	$10.32	$10.02
Number of accumulation units outstanding at end of period	1,307	2,093	2,227
ING SOLUTION 2015 PORTFOLIO
(Funds were first received in this option during July 2005)
Value at beginning of period	$10.42
Value at end of period	$10.68
Number of accumulation units outstanding at end of period	3,090
ING SOLUTION 2025 PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$10.70
Value at end of period	$10.91
Number of accumulation units outstanding at end of period	989
ING T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.93
Value at end of period	$11.09
Number of accumulation units outstanding at end of period	27,484
ING T. ROWE PRICE EQUITY INCOME PORTFOLIO
(Funds were first received in this option during November 2005)
Value at beginning of period	$11.37
Value at end of period	$11.64
Number of accumulation units outstanding at end of period	2,912
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.28	$10.38	$10.36
Value at end of period	$11.83	$11.28	$10.38
Number of accumulation units outstanding at end of period	16,798	22,446	22,239
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.71	$10.34	$10.32
Value at end of period	$12.65	$11.71	$10.34
Number of accumulation units outstanding at end of period	99,737	113,572	138,029

CFI 20

Condensed Financial Information (continued)

	2005	2004	2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.06	$10.46	$10.45
Value at end of period	$12.33	$12.06	$10.46
Number of accumulation units outstanding at end of period	4,055	3,401	568
ING VAN KAMPEN EQUITY AND INCOME PORTFOLIO (INITIAL CLASS)
(Funds were first received in this option during April 2005)
Value at beginning of period	$9.98
Value at end of period	$10.69
Number of accumulation units outstanding at end of period	33,215
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.05	$10.22	$10.22
Value at end of period	$11.37	$11.05	$10.22
Number of accumulation units outstanding at end of period	397,835	497,215	557,495
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.00	$10.26	$10.29
Value at end of period	$11.04	$10.00	$10.26
Number of accumulation units outstanding at end of period	2,476	2,563	8,038
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.19	$10.46	$10.46
Value at end of period	$11.95	$11.19	$10.46
Number of accumulation units outstanding at end of period	651,091	768,283	855,351
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.93	$10.33	$10.33
Value at end of period	$11.81	$10.93	$10.33
Number of accumulation units outstanding at end of period	8,067	10,257	15,889
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.34	$10.38	$10.36
Value at end of period	$11.80	$11.34	$10.38
Number of accumulation units outstanding at end of period	62,872	71,567	76,298
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.72	$10.18	$10.23
Value at end of period	$12.86	$11.72	$10.18
Number of accumulation units outstanding at end of period	15,044	15,227	13,868
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.29	$10.20	$10.37
Value at end of period	$13.07	$12.29	$10.20
Number of accumulation units outstanding at end of period	4,535	14,045	12,695

CFI 21

Condensed Financial Information (continued)

	2005	2004	2003
ING VP INTERMEDIATE BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.39	$10.04	$10.03
Value at end of period	$10.59	$10.39	$10.04
Number of accumulation units outstanding at end of period	122,768	135,976	159,726
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.18	$10.52	$10.45
Value at end of period	$14.05	$12.18	$10.52
Number of accumulation units outstanding at end of period	545	466	466
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.17	$10.49	$10.42
Value at end of period	$13.15	$12.17	$10.49
Number of accumulation units outstanding at end of period	987	972	55
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$9.98	$10.00	$10.00
Value at end of period	$10.15	$9.98	$10.00
Number of accumulation units outstanding at end of period	34,681	43,672	45,491
ING VP REAL ESTATE PORTFOLIO
(Funds were first received in this option during November 2004)
Value at beginning of period	$13.88	$12.79
Value at end of period	$15.43	$13.88
Number of accumulation units outstanding at end of period	1,920	838
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.53	$10.20	$10.31
Value at end of period	$12.55	$11.53	$10.20
Number of accumulation units outstanding at end of period	9,695	15,289	17,979
ING VP STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.85	$10.18	$10.18
Value at end of period	$11.13	$10.85	$10.18
Number of accumulation units outstanding at end of period	3,695	5,609	6,894
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.41	$10.31	$10.30
Value at end of period	$11.96	$11.41	$10.31
Number of accumulation units outstanding at end of period	7,483	6,059	9,416

CFI 22

Condensed Financial Information (continued)

	2005	2004	2003
ING VP STRATEGIC ALLOCATION MODERATE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.15	$10.24	$10.24
Value at end of period	$11.53	$11.15	$10.24
Number of accumulation units outstanding at end of period	3,746	4,381	5,153
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.32	$10.41	$10.38
Value at end of period	$11.97	$11.32	$10.41
Number of accumulation units outstanding at end of period	6,032	7,239	9,635
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.61	$10.44	$10.41
Value at end of period	$11.84	$11.61	$10.44
Number of accumulation units outstanding at end of period	7,070	4,274	4,574
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.65	$10.33	$10.32
Value at end of period	$13.52	$12.65	$10.33
Number of accumulation units outstanding at end of period	11,060	8,519	4,083
PIMCO VIT REAL RETURN PORTFOLIO
(Funds were first received in this option during December 2005)
Value at beginning of period	$10.41
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	8
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$11.92	$10.37	$10.37
Value at end of period	$12.45	$11.92	$10.37
Number of accumulation units outstanding at end of period	4,819	1,013	636
PIONEER HIGH YIELD VCT PORTFOLIO
(Funds were first received in this option during October 2005)
Value at beginning of period	$10.59
Value at end of period	$10.77
Number of accumulation units outstanding at end of period	68
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$12.38	$10.27	$10.27
Value at end of period	$13.20	$12.38	$10.27
Number of accumulation units outstanding at end of period	7,277	5,879	5,152
WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$11.75
Value at end of period	$12.93
Number of accumulation units outstanding at end of period	2,097

CFI 23

Please attach to your application

I hereby acknowledge receipt of a Variable Annuity Account C Individual Variable Annuity Contract Prospectus dated April 28, 2006 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as the current prospectus pertaining to the Guaranteed Accumulation Account, if applicable.

___ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75988-06) dated April 28, 2006.

___ Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

CONTRACT HOLDER’S SIGNATURE
DATE

PRO.75988-06

PART B

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY

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Statement of Additional Information dated April 28, 2006

Individual Deferred Fixed or Variable Annuity Contracts for Individual

Retirement Annuities under Section 408(b), Roth Individual

Retirement Annuities under Section 408A and Simplified

Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “separate account”) dated April 28, 2006.

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A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:

ING

USFS Customer Service

Defined Contribution Administration, TS21

151 Farmington Avenue

Hartford, Connecticut 06156-1277

1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

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1

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GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract’s insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management and is a direct, wholly owned subsidiary of Lion Connecticut Holdings Inc.

Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As of December 31, 2005, the Company and its subsidiary life company had $54 billion invested through their products, including $37 billion in their separate accounts (of which the Company or its management affiliates ING Investment Management Co. and ING Investments, LLC manages or oversees the management of $18 billion). The Company is ranked based on assets among the top 2% of all life and health insurance companies rated by A.M. Best Company as of July 19, 2005.

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In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see “Variable Annuity Account C” below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “Fees” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

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The funds currently available under the contract are as follows:

AIM V.I. Capital Appreciation Fund (Series I) *

AIM V.I. Core Equity Fund (Series I) *

AllianceBernstein Growth and Income Portfolio (Class A)

Calvert Social Balanced Portfolio

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value Securities Fund (Class 2)

ING American Century Large Company Value Portfolio

(Service Class)

ING American Century Select Portfolio (Initial Class)

ING American Century Small -Mid Cap Value Portfolio (Service Class) (formerly ING American Century Small Cap Value Portfolio)

ING Baron Small Cap Growth Portfolio (Service Class)

ING Davis Venture Value Portfolio (Service Class) (formerly ING Salomon Brothers Fundamental Value Portfolio)

ING FMRSM Earnings Growth Portfolio (Class I)

ING Fundamental Research Portfolio (Service Class)

ING GET U.S. Core Portfolio

ING GNMA Income Fund (Class I) **

ING Goldman Sachs® Capital Growth Portfolio (Service Class) (1)

ING JPMorgan International Portfolio (Initial Class) (1) (formerly ING JPMorgan Fleming International Portfolio)

ING JPMorgan Mid Cap Value Portfolio (Service Class)

ING JPMorgan Value Opportunities Portfolio (Class I)

ING Julius Baer Foreign Portfolio (Class S)

ING Legg Mason Partners Aggressive Growth Portfolio (Initial Class) (formerly ING Salomon Brothers Aggressive Growth Portfolio)

ING Legg Mason Partners Large Cap Growth Portfolio (Initial Class) (formerly ING Salomon Brothers Large Cap Growth Portfolio)

ING Lord Abbett Affiliated Portfolio (Class I) (1)

ING MFS Capital Opportunities Portfolio (Initial Class)

ING MFS Total Return Portfolio (Class S)

ING Marsico Growth Portfolio (Class S)

ING OpCap Balanced Value Portfolio (Service Class)

ING Oppenheimer Global Portfolio (Initial Class)

ING Oppenheimer Strategic Income Portfolio (Initial Class)

ING PIMCO Total Return Portfolio (Service Class)

ING Pioneer Fund Portfolio (Class I)

ING Pioneer High Yield Portfolio (Initial Class)

ING Pioneer Mid Cap Value Portfolio (Class I)

ING Solution 2015 Portfolio (Service Class) (2)

ING Solution 2025 Portfolio (Service Class) (2)

ING Solution 2035 Portfolio (Service Class) (2)

ING Solution 2045 Portfolio (Service Class) (2)

ING Solution Income Portfolio (Service Class) (2)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio (Initial Class)

ING T. Rowe Price Equity Income Portfolio (Class S)

ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Large Cap Equity Portfolio (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING Van Kampen Equity and Income Portfolio (Initial Class)

ING Van Kampen Real Estate Portfolio (Class I)

ING VP Balanced Portfolio, Inc. (Class I)

ING VP Financial Services Portfolio (Class I)

ING VP Global Science and Technology Portfolio (Class I)

ING VP Growth and Income Portfolio (Class I)

ING VP Growth Portfolio (Class I)

ING VP Index Plus International Equity Portfolio (Class S)

ING VP Index Plus LargeCap Portfolio (Class I)

ING VP Index Plus MidCap Portfolio (Class I)

ING VP Index Plus SmallCap Portfolio (Class I)

ING VP Intermediate Bond Portfolio (Class I)

ING VP International Equity Portfolio (Class I)

ING VP International Value Portfolio (Class I)

ING VP MidCap Opportunities Portfolio (Class I)

ING VP Money Market Portfolio (Class I)

ING VP Real Estate Portfolio (Class I)

ING VP Small Company Portfolio (Class I)

ING VP SmallCap Opportunities Portfolio (Class I)

ING VP Strategic Allocation Conservative Portfolio (Class I) (formerly ING VP Strategic Allocation Income Portfolio)

ING VP Strategic Allocation Growth Portfolio (Class I)

ING VP Strategic Allocation Moderate Portfolio (Class I)

ING VP Value Opportunity Portfolio (Class I)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio

(Class VC)

Oppenheimer Main Street Small Cap Fund®/VA

PIMCO VIT Real Return Portfolio (Administrative Class)

Pioneer Equity Income VCT Portfolio (Class I)

Pioneer Fund VCT Portfolio (Class I)

Pioneer High Yield VCT Portfolio (Class I)

Pioneer Mid Cap Value VCT Portfolio (Class I)

Wanger Select

Wanger U.S. Smaller Companies

*   Effective May 1, 2006, AIM V.I. Growth Fund and AIM V.I. Premier Equity Fund will merge into AIM V.I. Capital Appreciation Fund and AIM V.I. Core Equity Fund, respectively. There is no further reference to these funds in the prospectus.

**  This fund is available to the general public. See “Investment Options - Additional Risks of Investing in the Funds.”

(1) Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

(2) These portfolios are structured as fund of funds that invest directly in shares of underlying funds. See “Fees – Fund Fees and Expenses” for additional information.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

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3

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OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (“NASD”), and the Securities Investor Protection Corporation. ING Financial Advisers, LLC’s principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “Purchase” and “Your Account Value.”

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2005, 2004 and 2003 amounted to $36,978,063.93, $33,938,738.36 and $32,306,093, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

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INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “The Income Phase” in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation day before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “Your Account Value” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

4

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779*= .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.400000) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968= .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

5

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar’s Variable Annuity/Life Performance Report and Lipper’s Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308 is the independent registered public accounting firm for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account’s financial statements.

6

FINANCIAL STATEMENTS
ING Life Insurance and Annuity Company
Variable Annuity Account C
Year ended December 31, 2005
with Report of Independent Registered Public Accounting Firm

This page intentionally left blank.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Financial Statements
Year ended December 31, 2005

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Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of the Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account C (the “Account”) as of December 31, 2005, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A
AIM Small Cap Growth Fund - Class A
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class
AIM Sector Funds:
AIM Health Sciences Fund - Investor Class
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares
AIM V.I. Core Equity Fund - Series I Shares
AIM V.I. Growth Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A
Allianz Funds:
Allianz NFJ Small-Cap Value Fund - Class A
American Century Quantitative Equity Funds:
American Century Income & Growth Fund - Advisor Class
American Funds®:
American Balanced Fund® - Class R-3
Ariel Investment Trust:
Ariel Appreciation Fund
Ariel Fund
Baron Funds Investment Trust:
Baron Asset Fund
Baron Growth Fund
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Evergreen Special Values Fund:
Evergreen Special Values Fund - Class A
Fidelity Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Hibernia Funds:
Hibernia Mid Cap Equity Fund - Class A
ING Equity Trust:
ING Financial Services Fund - Class A
ING Real Estate Fund - Class A
ING Funds Trust:
ING GNMA Income Fund - Class A
ING Intermediate Bond Fund - Class A
ING GET Fund:
ING GET Fund - Series H
ING GET Fund - Series I
ING GET Fund - Series J
ING GET Fund - Series K
ING GET Fund - Series L
ING GET Fund - Series Q
ING GET Fund - Series S
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
ING Evergreen Health Sciences Portfolio - Class S
ING FMRSM Diversified Mid Cap Portfolio - Service Class
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
ING JPMorgan Small Cap Equity Portfolio - Service Class
ING Julius Baer Foreign Portfolio - Service Class
ING Legg Mason Value Portfolio - Service Class
ING Marsico Growth Portfolio - Service Class
ING Marsico International Opportunities Portfolio - Service Class
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class
ING Oppenheimer Main Street Portfolio® - Service Class
ING PIMCO High Yield Portfolio - Service Class
ING Stock Index Portfolio - Institutional Class
ING T. Rowe Price Capital Appreciation Portfolio - Service Class
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class
ING Mutual Funds:
ING International Fund - Class Q
ING International SmallCap Fund - Class A

ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING American Century Select Portfolio - Initial Class
ING American Century Select Portfolio - Service Class
ING American Century Small Cap Value Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan Fleming International Portfolio - Initial Class
ING JPMorgan Fleming International Portfolio - Service Class
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Capital Opportunities Portfolio - Initial Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class
ING Solution 2015 Portfolio - Adviser Class
ING Solution 2015 Portfolio - Service Class
ING Solution 2025 Portfolio - Adviser Class
ING Solution 2025 Portfolio - Service Class
ING Solution 2035 Portfolio - Adviser Class
ING Solution 2035 Portfolio - Service Class
ING Solution 2045 Portfolio - Adviser Class
ING Solution 2045 Portfolio - Service Class
ING Solution Income Portfolio - Adviser Class
ING Solution Income Portfolio - Service Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING T. Rowe Price Growth Equity Portfolio - Service Class
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Service Class
ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 5
ING GET U.S. Core Portfolio - Series 6
ING GET U.S. Core Portfolio - Series 7

ING Variable Insurance Trust (continued):
ING GET U.S. Core Portfolio - Series 8
ING GET U.S. Core Portfolio - Series 9
ING GET U.S. Core Portfolio - Series 10
ING GET U.S. Core Portfolio - Series 11
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I
ING VP Growth Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP International Equity Portfolio - Class I
ING VP Small Company Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I
ING VP International Value Portfolio - Class I
ING VP MagnaCap Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class I
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Emerging Markets Fund:
ING VP Emerging Markets Fund
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio - Class I:
ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Janus Adviser Series:
Janus Adviser Series Balanced Fund - Class S
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Capital Appreciation Portfolio - Service Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Janus Twenty Fund:
Janus Twenty Fund
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A
Lord Abbett MidCap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class

Moderate Allocation Portfolio:
Moderate Allocation Portfolio
New Perspective Fund®, Inc.:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A
Oppenheimer Main Street Fund®, Inc.:
Oppenheimer Main Street Fund® - Class A
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class
Pioneer Fund:
Pioneer Fund - Class A
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Fund VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

Scudder Equity 500 Index Fund:
Scudder Equity 500 Index Fund - Investment
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Class A
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3
The Growth Fund of America® - Class R-4
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3
The UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A
Vanguard® Index Funds:
Vanguard® 500 Index Fund - Investor Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio
Equity Income Portfolio
Small Company Growth Portfolio
Wanger Advisors Trust:
Wanger Select
Wanger U.S. Smaller Companies
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective Divisions constituting ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2005, the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 22, 2006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A	AIM Global Health Care Fund - Investor Class	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares

Assets
Investments in mutual funds at fair value	$188	$8	$68	$19,375	$31,784

Total assets	188	8	68	19,375	31,784

Liabilities
Payable to related parties	—	—	—	1	1

Total liabilities	—	—	—	1	1

Net assets	$188	$8	$68	$19,374	$31,783

Net assets
Accumulation units	$188	$8	$68	$19,374	$31,771
Contracts in payout (annuitization)	—	—	—	—	12

Total net assets	$188	$8	$68	$19,374	$31,783

Total number of mutual fund shares	6,592	280	2,243	785,031	1,355,387

Cost of mutual fund shares	$190	$8	$66	$16,059	$29,989

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares	AllianceBernstein Growth and Income Fund - Class A	AllianceBernstein VPSF Growth and Income Portfolio Class A	Allianz NFJ Small-Cap Value Fund - Class A

Assets
Investments in mutual funds at fair value	$16,624	$16,972	$42	$260	$398

Total assets	16,624	16,972	42	260	398

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$16,624	$16,972	$42	$260	$398

Net assets
Accumulation units	$16,624	$16,968	$42	$260	$398
Contracts in payout (annuitization)	—	4	—	—	—

Total net assets	$16,624	$16,972	$42	$260	$398

Total number of mutual fund shares	963,703	760,387	10,843	10,434	13,786

Cost of mutual fund shares	$13,988	$15,782	$39	$251	$401

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	American Century Income & Growth Fund - Advisor Class	American Balanced Fund® - Class R-3	Ariel Appreciation Fund	Ariel Fund	Baron Asset Fund

Assets
Investments in mutual funds at fair value	$5,629	$3,656	$394	$537	$403

Total assets	5,629	3,656	394	537	403

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$5,629	$3,656	$394	$537	$403

Net assets
Accumulation units	$5,629	$3,656	$394	$537	$403
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$5,629	$3,656	$394	$537	$403

Total number of mutual fund shares	185,700	205,734	8,443	10,731	7,160

Cost of mutual fund shares	$5,331	$3,651	$389	$563	$382

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Baron Growth Fund	Calvert Social Balanced Portfolio	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Evergreen Special Values Fund - Class A

Assets
Investments in mutual funds at fair value	$1,034	$66,535	$1,208	$61,649	$75,303

Total assets	1,034	66,535	1,208	61,649	75,303

Liabilities
Payable to related parties	—	2	—	2	2

Total liabilities	—	2	—	2	2

Net assets	$1,034	$66,533	$1,208	$61,647	$75,301

Net assets
Accumulation units	$1,034	$66,533	$1,208	$61,647	$75,301
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,034	$66,533	$1,208	$61,647	$75,301

Total number of mutual fund shares	22,775	34,243,343	29,747	1,517,335	2,814,019

Cost of mutual fund shares	$1,010	$65,813	$1,053	$55,140	$71,401

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® Advisor Mid Cap Fund - Class T	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$591	$18,647	$1,008,085	$401,217	$329,194

Total assets	591	18,647	1,008,085	401,217	329,194

Liabilities
Payable to related parties	—	1	28	11	10

Total liabilities	—	1	28	11	10

Net assets	$591	$18,646	$1,008,057	$401,206	$329,184

Net assets
Accumulation units	$591	$18,646	$1,002,269	$398,255	$329,128
Contracts in payout (annuitization)	—	—	5,788	2,951	56

Total net assets	$591	$18,646	$1,008,057	$401,206	$329,184

Total number of mutual fund shares	24,351	1,239,843	32,487,428	15,740,171	9,768,355

Cost of mutual fund shares	$568	$17,980	$739,931	$354,781	$386,476

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Mutual Discovery Fund - Class R	Franklin Small-Mid Cap Growth Fund - Class A

Assets
Investments in mutual funds at fair value	$6,022	$116,618	$44,760	$667	$318

Total assets	6,022	116,618	44,760	667	318

Liabilities
Payable to related parties	—	3	1	—	—

Total liabilities	—	3	1	—	—

Net assets	$6,022	$116,615	$44,759	$667	$318

Net assets
Accumulation units	$5,936	$116,615	$44,759	$667	$318
Contracts in payout (annuitization)	86	—	—	—	—

Total net assets	$6,022	$116,615	$44,759	$667	$318

Total number of mutual fund shares	975,998	821,951	2,171,750	25,788	8,419

Cost of mutual fund shares	$6,330	$108,631	$36,351	$629	$295

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Franklin Small Cap Value Securities Fund - Class 2	Hibernia Mid Cap Equity Fund - Class A	ING Financial Services Fund - Class A	ING Real Estate Fund - Class A	ING GNMA Income Fund - Class A

Assets
Investments in mutual funds at fair value	$72,310	$125	$51	$954	$712

Total assets	72,310	125	51	954	712

Liabilities
Payable to related parties	2	—	—	—	—

Total liabilities	2	—	—	—	—

Net assets	$72,308	$125	$51	$954	$712

Net assets
Accumulation units	$71,421	$125	$51	$954	$712
Contracts in payout (annuitization)	887	—	—	—	—

Total net assets	$72,308	$125	$51	$954	$712

Total number of mutual fund shares	4,306,710	7,218	2,251	62,711	84,550

Cost of mutual fund shares	$62,967	$127	$51	$939	$722

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Intermediate Bond Fund - Class A	ING GET Fund - Series L	ING GET Fund - Series Q	ING GET Fund - Series S	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$829	$629	$3,208	$14,567	$1,096

Total assets	829	629	3,208	14,567	1,096

Liabilities
Payable to related parties	—	—	—	1	—

Total liabilities	—	—	—	1	—

Net assets	$829	$629	$3,208	$14,566	$1,096

Net assets
Accumulation units	$829	$629	$3,208	$14,566	$1,096
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$829	$629	$3,208	$14,566	$1,096

Total number of mutual fund shares	80,458	65,636	316,959	1,443,698	57,611

Cost of mutual fund shares	$839	$659	$3,177	$14,505	$1,126

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Evergreen Health Sciences Portfolio - Class S	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,446	$4,611	$15,902	$6,873	$282

Total assets	1,446	4,611	15,902	6,873	282

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$1,446	$4,611	$15,902	$6,873	$282

Net assets
Accumulation units	$1,446	$4,611	$15,902	$6,873	$282
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,446	$4,611	$15,902	$6,873	$282

Total number of mutual fund shares	135,246	348,520	1,084,008	468,518	22,528

Cost of mutual fund shares	$1,440	$4,420	$15,490	$6,305	$281

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$8,790	$1,700	$1,159	$1,348	$41,281

Total assets	8,790	1,700	1,159	1,348	41,281

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$8,790	$1,700	$1,159	$1,348	$41,280

Net assets
Accumulation units	$8,790	$1,700	$1,159	$1,348	$41,280
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$8,790	$1,700	$1,159	$1,348	$41,280

Total number of mutual fund shares	673,084	160,226	73,386	109,044	2,264,464

Cost of mutual fund shares	$8,553	$1,641	$1,118	$1,241	$40,798

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,191	$214	$1,418	$25,037	$19,164

Total assets	1,191	214	1,418	25,037	19,164

Liabilities
Payable to related parties	—	—	—	—	1

Total liabilities	—	—	—	—	1

Net assets	$1,191	$214	$1,418	$25,037	$19,163

Net assets
Accumulation units	$1,191	$214	$1,418	$25,037	$19,163
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,191	$214	$1,418	$25,037	$19,163

Total number of mutual fund shares	106,299	12,244	138,838	2,196,197	762,599

Cost of mutual fund shares	$1,207	$207	$1,410	$22,854	$18,733

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING International Fund - Class Q	ING International SmallCap Fund - Class A	ING American Century Large Company Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$54,940	$8,388	$2	$283	$4,395

Total assets	54,940	8,388	2	283	4,395

Liabilities
Payable to related parties	2	—	—	—	—

Total liabilities	2	—	—	—	—

Net assets	$54,938	$8,388	$2	$283	$4,395

Net assets
Accumulation units	$54,938	$8,388	$2	$283	$4,373
Contracts in payout (annuitization)	—	—	—	—	22

Total net assets	$54,938	$8,388	$2	$283	$4,395

Total number of mutual fund shares	3,986,906	309,854	213	6,905	309,508

Cost of mutual fund shares	$52,128	$8,257	$2	$232	$4,167

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$158,151	$20	$31,598	$79,171	$7,330

Total assets	158,151	20	31,598	79,171	7,330

Liabilities
Payable to related parties	5	—	1	2	—

Total liabilities	5	—	1	2	—

Net assets	$158,146	$20	$31,597	$79,169	$7,330

Net assets
Accumulation units	$157,836	$20	$31,245	$78,843	$7,279
Contracts in payout (annuitization)	310	—	352	326	51

Total net assets	$158,146	$20	$31,597	$79,169	$7,330

Total number of mutual fund shares	16,753,257	2,192	2,691,481	4,929,716	392,183

Cost of mutual fund shares	$146,579	$19	$31,451	$67,812	$6,564

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,536	$2,001	$139,809	$3	$24,334

Total assets	1,536	2,001	139,809	3	24,334

Liabilities
Payable to related parties	—	—	4	—	1

Total liabilities	—	—	4	—	1

Net assets	$1,536	$2,001	$139,805	$3	$24,333

Net assets
Accumulation units	$1,536	$1,928	$138,637	$3	$24,011
Contracts in payout (annuitization)	—	73	1,168	—	322

Total net assets	$1,536	$2,001	$139,805	$3	$24,333

Total number of mutual fund shares	168,839	174,901	10,410,223	238	1,740,636

Cost of mutual fund shares	$1,381	$1,849	$105,684	$3	$24,032

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$118,728	$16,574	$881,762	$20	$116,353

Total assets	118,728	16,574	881,762	20	116,353

Liabilities
Payable to related parties	3	1	25	—	3

Total liabilities	3	1	25	—	3

Net assets	$118,725	$16,573	$881,737	$20	$116,350

Net assets
Accumulation units	$118,487	$16,322	$879,914	$20	$114,845
Contracts in payout (annuitization)	238	251	1,823	—	1,505

Total net assets	$118,725	$16,573	$881,737	$20	$116,350

Total number of mutual fund shares	4,333,125	1,206,235	62,227,382	1,410	11,635,308

Cost of mutual fund shares	$148,411	$15,214	$753,631	$19	$116,695

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Adviser Class

Assets
Investments in mutual funds at fair value	$54,955	$213,931	$36	$4,113	$440

Total assets	54,955	213,931	36	4,113	440

Liabilities
Payable to related parties	2	6	—	—	—

Total liabilities	2	6	—	—	—

Net assets	$54,953	$213,925	$36	$4,113	$440

Net assets
Accumulation units	$54,596	$213,832	$36	$4,113	$440
Contracts in payout (annuitization)	357	93	—	—	—

Total net assets	$54,953	$213,925	$36	$4,113	$440

Total number of mutual fund shares	5,055,660	4,805,285	823	352,735	40,937

Cost of mutual fund shares	$54,840	$240,751	$33	$3,954	$438

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$1,980	$266	$1,918	$440	$1,176

Total assets	1,980	266	1,918	440	1,176

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$1,980	$266	$1,918	$440	$1,176

Net assets
Accumulation units	$1,980	$266	$1,918	$440	$1,176
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$1,980	$266	$1,918	$440	$1,176

Total number of mutual fund shares	183,857	24,220	174,367	39,495	105,352

Cost of mutual fund shares	$1,932	$264	$1,863	$434	$1,141

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Assets
Investments in mutual funds at fair value	$256	$586	$40	$341	$429,434

Total assets	256	586	40	341	429,434

Liabilities
Payable to related parties	—	—	—	—	12

Total liabilities	—	—	—	—	12

Net assets	$256	$586	$40	$341	$429,422

Net assets
Accumulation units	$256	$586	$40	$341	$429,333
Contracts in payout (annuitization)	—	—	—	—	89

Total net assets	$256	$586	$40	$341	$429,422

Total number of mutual fund shares	22,535	51,518	3,884	32,824	49,645,554

Cost of mutual fund shares	$255	$571	$40	$336	$371,118

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class

Assets
Investments in mutual funds at fair value	$230	$282,049	$446	$134,494	$98,139

Total assets	230	282,049	446	134,494	98,139

Liabilities
Payable to related parties	—	8	—	4	3

Total liabilities	—	8	—	4	3

Net assets	$230	$282,041	$446	$134,490	$98,136

Net assets
Accumulation units	$230	$281,193	$446	$132,916	$96,326
Contracts in payout (annuitization)	—	848	—	1,574	1,810

Total net assets	$230	$282,041	$446	$134,490	$98,136

Total number of mutual fund shares	26,900	5,360,106	8,558	14,461,764	8,070,678

Cost of mutual fund shares	$213	$260,474	$416	$144,793	$90,442

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I

Assets
Investments in mutual funds at fair value	$344,739	$13	$73,685	$81,187	$39,167

Total assets	344,739	13	73,685	81,187	39,167

Liabilities
Payable to related parties	10	—	2	2	1

Total liabilities	10	—	2	2	1

Net assets	$344,729	$13	$73,683	$81,185	$39,166

Net assets
Accumulation units	$343,438	$13	$73,194	$80,803	$38,387
Contracts in payout (annuitization)	1,291	—	489	382	779

Total net assets	$344,729	$13	$73,683	$81,185	$39,166

Total number of mutual fund shares	9,552,203	365	5,134,874	5,244,661	2,951,575

Cost of mutual fund shares	$315,160	$13	$67,091	$72,699	$36,760

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 5

Assets
Investments in mutual funds at fair value	$1,975,315	$1,438	$11,168	$37,122	$645

Total assets	1,975,315	1,438	11,168	37,122	645

Liabilities
Payable to related parties	60	—	—	1	—

Total liabilities	60	—	—	1	—

Net assets	$1,975,255	$1,438	$11,168	$37,121	$645

Net assets
Accumulation units	$1,822,784	$1,438	$11,168	$37,121	$645
Contracts in payout (annuitization)	152,471	—	—	—	—

Total net assets	$1,975,255	$1,438	$11,168	$37,121	$645

Total number of mutual fund shares	95,379,763	142,519	1,115,661	3,715,958	61,093

Cost of mutual fund shares	$2,648,394	$1,426	$11,160	$37,168	$612

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10

Assets
Investments in mutual funds at fair value	$4,616	$3,939	$1,556	$220	$107

Total assets	4,616	3,939	1,556	220	107

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$4,616	$3,939	$1,556	$220	$107

Net assets
Accumulation units	$4,616	$3,939	$1,556	$220	$107
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$4,616	$3,939	$1,556	$220	$107

Total number of mutual fund shares	445,991	385,049	152,140	21,908	10,718

Cost of mutual fund shares	$4,452	$3,853	$1,521	$219	$107

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Assets
Investments in mutual funds at fair value	$80	$40,553	$78,902	$532,148	$416,476

Total assets	80	40,553	78,902	532,148	416,476

Liabilities
Payable to related parties	—	1	2	15	11

Total liabilities	—	1	2	15	11

Net assets	$80	$40,552	$78,900	$532,133	$416,465

Net assets
Accumulation units	$80	$40,552	$78,691	$527,190	$415,437
Contracts in payout (annuitization)	—	—	209	4,943	1,028

Total net assets	$80	$40,552	$78,900	$532,133	$416,465

Total number of mutual fund shares	7,988	9,497,304	7,601,385	34,510,240	22,283,385

Cost of mutual fund shares	$80	$35,415	$89,288	$532,342	$331,472

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Financial Services Portfolio - Class I

Assets
Investments in mutual funds at fair value	$182,251	$16,979	$158,733	$97,983	$790

Total assets	182,251	16,979	158,733	97,983	790

Liabilities
Payable to related parties	5	—	4	3	—

Total liabilities	5	—	4	3	—

Net assets	$182,246	$16,979	$158,729	$97,980	$790

Net assets
Accumulation units	$181,151	$16,302	$158,122	$97,980	$790
Contracts in payout (annuitization)	1,095	677	607	—	—

Total net assets	$182,246	$16,979	$158,729	$97,980	$790

Total number of mutual fund shares	10,926,321	1,679,393	7,331,792	7,074,556	68,297

Cost of mutual fund shares	$145,182	$14,589	$112,159	$85,801	$768

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I	ING VP Balanced Portfolio - Class I

Assets
Investments in mutual funds at fair value	$78,446	$5,277	$47,194	$9,331	$637,473

Total assets	78,446	5,277	47,194	9,331	637,473

Liabilities
Payable to related parties	2	—	1	—	19

Total liabilities	2	—	1	—	19

Net assets	$78,444	$5,277	$47,193	$9,331	$637,454

Net assets
Accumulation units	$77,649	$5,277	$47,193	$9,331	$610,159
Contracts in payout (annuitization)	795	—	—	—	27,295

Total net assets	$78,444	$5,277	$47,193	$9,331	$637,454

Total number of mutual fund shares	6,162,326	697,119	3,154,708	526,001	46,735,588

Cost of mutual fund shares	$70,870	$4,517	$41,235	$8,421	$658,614

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust	Janus Adviser Series Balanced Fund - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares

Assets
Investments in mutual funds at fair value	$405,030	$210,716	$57,782	$1	$508

Total assets	405,030	210,716	57,782	1	508

Liabilities
Payable to related parties	12	5	2	—	—

Total liabilities	12	5	2	—	—

Net assets	$405,018	$210,711	$57,780	$1	$508

Net assets
Accumulation units	$398,146	$210,083	$57,780	$1	$508
Contracts in payout (annuitization)	6,872	628	—	—	—

Total net assets	$405,018	$210,711	$57,780	$1	$508

Total number of mutual fund shares	31,228,220	15,999,238	2,417,647	22	19,743

Cost of mutual fund shares	$421,217	$206,571	$47,652	$1	$480

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Legg Mason Value Trust, Inc. - Primary Class

Assets
Investments in mutual funds at fair value	$146	$185	$489	$381	$1,329

Total assets	146	185	489	381	1,329

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$146	$185	$489	$381	$1,329

Net assets
Accumulation units	$146	$185	$489	$381	$1,329
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$146	$185	$489	$381	$1,329

Total number of mutual fund shares	12,829	8,860	16,844	13,643	19,342

Cost of mutual fund shares	$153	$173	$433	$365	$1,179

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Lord Abbett Affiliated Fund - Class A	Lord Abbett Mid-Cap Value Fund - Class A	Lord Abbett Small-Cap Value Fund - Class A	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC

Assets
Investments in mutual funds at fair value	$747	$818	$980	$122,786	$147,313

Total assets	747	818	980	122,786	147,313

Liabilities
Payable to related parties	—	—	—	4	4

Total liabilities	—	—	—	4	4

Net assets	$747	$818	$980	$122,782	$147,309

Net assets
Accumulation units	$747	$818	$980	$121,536	$146,228
Contracts in payout (annuitization)	—	—	—	1,246	1,081

Total net assets	$747	$818	$980	$122,782	$147,309

Total number of mutual fund shares	53,144	36,515	34,559	4,693,649	6,984,987

Cost of mutual fund shares	$760	$814	$957	$112,608	$131,389

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	MFS® Total Return Series - Initial Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	Oppenheimer Capital Appreciation Fund - Class A

Assets
Investments in mutual funds at fair value	$421	$82,749	$486	$22,033	$316

Total assets	421	82,749	486	22,033	316

Liabilities
Payable to related parties	—	2	—	—	—

Total liabilities	—	2	—	—	—

Net assets	$421	$82,747	$486	$22,033	$316

Net assets
Accumulation units	$421	$82,747	$486	$22,033	$316
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$421	$82,747	$486	$22,033	$316

Total number of mutual fund shares	32,776	3,999,478	17,155	774,187	7,366

Cost of mutual fund shares	$391	$75,638	$458	$20,737	$289

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Global Fund - Class A	Oppenheimer Main Street Fund® - Class A	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA

Assets
Investments in mutual funds at fair value	$115,471	$50	$22	$3	$711

Total assets	115,471	50	22	3	711

Liabilities
Payable to related parties	3	—	—	—	—

Total liabilities	3	—	—	—	—

Net assets	$115,468	$50	$22	$3	$711

Net assets
Accumulation units	$115,468	$50	$22	$—	$711
Contracts in payout (annuitization)	—	—	—	3	—

Total net assets	$115,468	$50	$22	$3	$711

Total number of mutual fund shares	3,178,399	755	585	52	21,306

Cost of mutual fund shares	$90,872	$48	$20	$2	$626

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Strategic Bond Fund/VA	Pax World Balanced Fund	PIMCO Real Return Portfolio - Admin Class

Assets
Investments in mutual funds at fair value	$41	$1,052	$154	$54,354	$22,844

Total assets	41	1,052	154	54,354	22,844

Liabilities
Payable to related parties	—	—	—	1	1

Total liabilities	—	—	—	1	1

Net assets	$41	$1,052	$154	$54,353	$22,843

Net assets
Accumulation units	$—	$1,052	$154	$54,353	$22,843
Contracts in payout (annuitization)	41	—	—	—	—

Total net assets	$41	$1,052	$154	$54,353	$22,843

Total number of mutual fund shares	1,864	61,212	30,040	2,298,278	1,800,122

Cost of mutual fund shares	$34	$1,002	$149	$52,142	$23,321

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer Fund - Class A	Pioneer High Yield Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I

Assets
Investments in mutual funds at fair value	$25	$742	$69,928	$4,548	$6,949

Total assets	25	742	69,928	4,548	6,949

Liabilities
Payable to related parties	—	—	2	—	—

Total liabilities	—	—	2	—	—

Net assets	$25	$742	$69,926	$4,548	$6,949

Net assets
Accumulation units	$25	$742	$67,900	$4,385	$6,949
Contracts in payout (annuitization)	—	—	2,026	163	—

Total net assets	$25	$742	$69,926	$4,548	$6,949

Total number of mutual fund shares	563	69,076	3,290,718	211,040	638,695

Cost of mutual fund shares	$24	$785	$65,699	$4,180	$7,214

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Scudder Equity 500 Index Fund - Investment	T. Rowe Price Mid-Cap Value Fund - R Class	Templeton Foreign Fund - Class A	Templeton Growth Fund, Inc. - Class A

Assets
Investments in mutual funds at fair value	$77,470	$66	$775	$637	$371

Total assets	77,470	66	775	637	371

Liabilities
Payable to related parties	2	—	—	—	—

Total liabilities	2	—	—	—	—

Net assets	$77,468	$66	$775	$637	$371

Net assets
Accumulation units	$76,472	$66	$775	$637	$371
Contracts in payout (annuitization)	996	—	—	—	—

Total net assets	$77,468	$66	$775	$637	$371

Total number of mutual fund shares	3,098,807	475	33,481	50,263	16,179

Cost of mutual fund shares	$71,541	$65	$744	$588	$368

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	The Growth Fund of America® - Class R-3	The Growth Fund of America® - Class R-4	The Income Fund of America® - Class R-3	UBS U.S. Small Cap Growth Fund - Class A

Assets
Investments in mutual funds at fair value	$15,341	$3,894	$145,134	$295	$73

Total assets	15,341	3,894	145,134	295	73

Liabilities
Payable to related parties	—	—	4	—	—

Total liabilities	—	—	4	—	—

Net assets	$15,341	$3,894	$145,130	$295	$73

Net assets
Accumulation units	$15,341	$3,894	$145,130	$295	$73
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$15,341	$3,894	$145,130	$295	$73

Total number of mutual fund shares	1,487,993	127,674	4,730,558	16,347	5,253

Cost of mutual fund shares	$15,894	$3,486	$127,467	$299	$66

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Wanger Select	Wanger U.S. Smaller Companies

Assets
Investments in mutual funds at fair value	$63	$240	$—	$6,985	$9,257

Total assets	63	240	—	6,985	9,257

Liabilities
Payable to related parties	—	—	—	—	—

Total liabilities	—	—	—	—	—

Net assets	$63	$240	$—	$6,985	$9,257

Net assets
Accumulation units	$63	$240	$—	$6,985	$9,257
Contracts in payout (annuitization)	—	—	—	—	—

Total net assets	$63	$240	$—	$6,985	$9,257

Total number of mutual fund shares	4,369	12,884	12	308,263	265,248

Cost of mutual fund shares	$61	$231	$—	$6,467	$8,394

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Assets and Liabilities
December 31, 2005
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4

Assets
Investments in mutual funds at fair value	$2,177	$66,273
Total assets	2,177	66,273

Liabilities
Payable to related parties	—	2

Total liabilities	—	2

Net assets	$2,177	$66,271

Net assets
Accumulation units	$2,177	$66,271
Contracts in payout (annuitization)	—	—

Total net assets	$2,177	$66,271

Total number of mutual fund shares	70,897	2,153,830

Cost of mutual fund shares	$2,126	$64,563

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A	AIM Global Health Care Fund - Investor Class	AIM Health Sciences Fund - Investor Class	AIM V.I. Capital Appreciation Fund - Series I Shares
Net investment income (loss)
Income:
Dividends	$—	$1	$—	$—	$12

Total investment income	—	1	—	—	12
Expenses:
Mortality, expense risk and other charges	1	—	—	—	203

Total expenses	1	—	—	—	203

Net investment income (loss)	(1)	1	—	—	(191)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	—	—	3	(1,951)
Capital gains distributions	14	—	2	1	—

Total realized gain (loss) on investments and capital gains distributions	18	—	2	4	(1,951)
Net unrealized appreciation (depreciation) of investments	(5)	—	2	(2)	3,517

Net increase (decrease) in net assets resulting from operations	$12	$1	$4	$2	$1,375

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares	AllianceBernstein Growth and Income Fund - Class A	AllianceBernstein VPSF Growth and Income Portfolio Class A
Net investment income (loss)
Income:
Dividends	$475	$—	$142	$—	$2

Total investment income	475	—	142	—	2
Expenses:
Mortality, expense risk and other charges	369	176	181	—	2

Total expenses	369	176	181	—	2

Net investment income (loss)	106	(176)	(39)	—	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3,357)	(1,484)	(1,001)	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(3,357)	(1,484)	(1,001)	—	—
Net unrealized appreciation (depreciation) of investments	4,504	2,612	1,796	1	7

Net increase (decrease) in net assets resulting from operations	$1,253	$952	$756	$1	$7

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Allianz NFJ Small-Cap Value Fund - Class A	American Century Income & Growth Fund - Advisor Class	American Balanced Fund® - Class R-3	Ariel Appreciation Fund	Ariel Fund
Net investment income (loss)
Income:
Dividends	$7	$89	$51	$1	$2

Total investment income	7	89	51	1	2
Expenses:
Mortality, expense risk and other charges	3	52	22	3	4

Total expenses	3	52	22	3	4

Net investment income (loss)	4	37	29	(2)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	204	1	1	2
Capital gains distributions	30	216	67	17	27

Total realized gain (loss) on investments and capital gains distributions	32	420	68	18	29
Net unrealized appreciation (depreciation) of investments	(7)	(252)	(23)	(7)	(34)

Net increase (decrease) in net assets resulting from operations	$29	$205	$74	$9	$(7)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Baron Asset Fund	Baron Growth Fund	Calvert Social Balanced Portfolio	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4
Net investment income (loss)
Income:
Dividends	$—	$—	$1,176	$17	$1,025

Total investment income	—	—	1,176	17	1,025
Expenses:
Mortality, expense risk and other charges	2	7	664	5	359

Total expenses	2	7	664	5	359

Net investment income (loss)	(2)	(7)	512	12	666

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	23	(975)	5	483
Capital gains distributions	16	45	—	37	1,891

Total realized gain (loss) on investments and capital gains distributions	18	68	(975)	42	2,374
Net unrealized appreciation (depreciation) of investments	13	(18)	3,313	102	5,136

Net increase (decrease) in net assets resulting from operations	$29	$43	$2,850	$156	$8,176

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Evergreen Special Values Fund - Class A	Fidelity® Advisor Mid Cap Fund - Class T	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class	Fidelity® VIP Equity- Income Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$570	$—	$523	$2,274	$6,491

Total investment income	570	—	523	2,274	6,491
Expenses:
Mortality, expense risk and other charges	638	3	192	8,724	4,075

Total expenses	638	3	192	8,724	4,075

Net investment income (loss)	(68)	(3)	331	(6,450)	2,416

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	823	1	(597)	9,292	(175)
Capital gains distributions	7,934	63	7	142	14,264

Total realized gain (loss) on investments and capital gains distributions	8,757	64	(590)	9,434	14,089
Net unrealized appreciation (depreciation) of investments	(2,951)	(20)	791	127,918	1,612

Net increase (decrease) in net assets resulting from operations	$5,738	$41	$532	$130,902	$18,117

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Mutual Discovery Fund - Class R
Net investment income (loss)
Income:
Dividends	$1,784	$813	$2,010	$280	$6

Total investment income	1,784	813	2,010	280	6
Expenses:
Mortality, expense risk and other charges	3,563	59	1,156	423	3

Total expenses	3,563	59	1,156	423	3

Net investment income (loss)	(1,779)	754	854	(143)	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(23,603)	(127)	(1,956)	2,955	2
Capital gains distributions	—	—	—	219	32

Total realized gain (loss) on investments and capital gains distributions	(23,603)	(127)	(1,956)	3,174	34
Net unrealized appreciation (depreciation) of investments	38,951	(526)	5,330	3,773	19

Net increase (decrease) in net assets resulting from operations	$13,569	$101	$4,228	$6,804	$56

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2	Hibernia Mid Cap Equity Fund - Class A	ING Financial Services Fund - Class A	ING Real Estate Fund - Class A
Net investment income (loss)
Income:
Dividends	$—	$475	$—	$—	$25

Total investment income	—	475	—	—	25
Expenses:
Mortality, expense risk and other charges	2	665	1	—	6

Total expenses	2	665	1	—	6

Net investment income (loss)	(2)	(190)	(1)	—	19

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7	2,455	105	—	15
Capital gains distributions	—	384	5	4	64

Total realized gain (loss) on investments and capital gains distributions	7	2,839	110	4	79
Net unrealized appreciation (depreciation) of investments	14	2,169	(3)	—	(3)

Net increase (decrease) in net assets resulting from operations	$19	$4,818	$106	$4	$95

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GNMA Income Fund - Class A	ING Intermediate Bond Fund - Class A	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J
Net investment income (loss)
Income:
Dividends	$25	$27	$657	$35	$25

Total investment income	25	27	657	35	25
Expenses:
Mortality, expense risk and other charges	4	5	37	5	4

Total expenses	4	5	37	5	4

Net investment income (loss)	21	22	620	30	21

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(3)	(1)	(1,120)	(55)	(35)
Capital gains distributions	—	3	—	—	—

Total realized gain (loss) on investments and capital gains distributions	(3)	2	(1,120)	(55)	(35)
Net unrealized appreciation (depreciation) of investments	(9)	(10)	501	25	15

Net increase (decrease) in net assets resulting from operations	$9	$14	$1	$—	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET Fund - Series K	ING GET Fund - Series L	ING GET Fund - Series Q	ING GET Fund - Series S	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$95	$24	$135	$504	$—

Total investment income	95	24	135	504	—
Expenses:
Mortality, expense risk and other charges	15	8	43	257	1

Total expenses	15	8	43	257	1

Net investment income (loss)	80	16	92	247	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(101)	(3)	17	148	18
Capital gains distributions	—	—	—	573	—

Total realized gain (loss) on investments and capital gains distributions	(101)	(3)	17	721	18
Net unrealized appreciation (depreciation) of investments	33	(6)	(100)	(928)	(30)

Net increase (decrease) in net assets resulting from operations	$12	$7	$9	$40	$(13)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Evergreen Health Sciences Portfolio - Class S	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	4	12	13	20	1

Total expenses	4	12	13	20	1

Net investment income (loss)	(4)	(12)	(13)	(20)	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	7	25	19	158	(1)
Capital gains distributions	44	2	—	—	1

Total realized gain (loss) on investments and capital gains distributions	51	27	19	158	—
Net unrealized appreciation (depreciation) of investments	6	191	412	568	1

Net increase (decrease) in net assets resulting from operations	$53	$206	$418	$706	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$3	$—	$—	$1	$912

Total investment income	3	—	—	1	912
Expenses:
Mortality, expense risk and other charges	52	4	4	3	432

Total expenses	52	4	4	3	432

Net investment income (loss)	(49)	(4)	(4)	(2)	480

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	134	1	1	11	428
Capital gains distributions	586	—	—	15	1,444

Total realized gain (loss) on investments and capital gains distributions	720	1	1	26	1,872
Net unrealized appreciation (depreciation) of investments	138	59	41	107	(1,538)

Net increase (decrease) in net assets resulting from operations	$809	$56	$38	$131	$814

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Utilities Portfolio - Service Class	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$8	$—	$36	$—	$9

Total investment income	8	—	36	—	9
Expenses:
Mortality, expense risk and other charges	4	1	6	1	50

Total expenses	4	1	6	1	50

Net investment income (loss)	4	(1)	30	(1)	(41)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	8	—	(13)	100	—
Capital gains distributions	23	—	—	—	24

Total realized gain (loss) on investments and capital gains distributions	31	—	(13)	100	24
Net unrealized appreciation (depreciation) of investments	(16)	7	8	2,183	431

Net increase (decrease) in net assets resulting from operations	$19	$6	$25	$2,282	$414

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING International Fund - Class Q	ING International SmallCap Fund - Class A	ING American Century Large Company Value Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$545	$1	$—	$2	$50

Total investment income	545	1	—	2	50
Expenses:
Mortality, expense risk and other charges	476	15	—	1	55

Total expenses	476	15	—	1	55

Net investment income (loss)	69	(14)	—	1	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	272	—	—	2	323
Capital gains distributions	1,113	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,385	—	—	2	323
Net unrealized appreciation (depreciation) of investments	194	131	—	51	(343)

Net increase (decrease) in net assets resulting from operations	$1,648	$117	$—	$54	$(25)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$—	$—	$54	$—	$—

Total investment income	—	—	54	—	—
Expenses:
Mortality, expense risk and other charges	1,225	6	290	748	92

Total expenses	1,225	6	290	748	92

Net investment income (loss)	(1,225)	(6)	(236)	(748)	(92)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,352	(35)	518	3,613	624
Capital gains distributions	—	—	3,415	—	—

Total realized gain (loss) on investments and capital gains distributions	1,352	(35)	3,933	3,613	624
Net unrealized appreciation (depreciation) of investments	11,572	(94)	(1,715)	1,571	(399)

Net increase (decrease) in net assets resulting from operations	$11,699	$(135)	$1,982	$4,436	$133

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Income:
Dividends	$16	$5	$1,009	$—	$66

Total investment income	16	5	1,009	—	66
Expenses:
Mortality, expense risk and other charges	17	18	1,368	—	225

Total expenses	17	18	1,368	—	225

Net investment income (loss)	(1)	(13)	(359)	—	(159)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	45	65	10,588	—	1,072
Capital gains distributions	—	—	—	—	1,710

Total realized gain (loss) on investments and capital gains distributions	45	65	10,588	—	2,782
Net unrealized appreciation (depreciation) of investments	24	(22)	1,368	—	(1,107)

Net increase (decrease) in net assets resulting from operations	$68	$30	$11,597	$—	$1,516

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING MFS Capital Opportunities Portfolio - Initial Class	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class
Net investment income (loss)
Income:
Dividends	$1,022	$71	$7,246	$—	$2,619

Total investment income	1,022	71	7,246	—	2,619
Expenses:
Mortality, expense risk and other charges	1,313	207	6,086	9	825

Total expenses	1,313	207	6,086	9	825

Net investment income (loss)	(291)	(136)	1,160	(9)	1,794

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(34,798)	803	5,261	37	184
Capital gains distributions	—	—	15,050	—	—

Total realized gain (loss) on investments and capital gains distributions	(34,798)	803	20,311	37	184
Net unrealized appreciation (depreciation) of investments	35,110	(448)	128,131	(208)	(342)

Net increase (decrease) in net assets resulting from operations	$21	$219	$149,602	$(180)	$1,636

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	ING Solution 2015 Portfolio - Adviser Class
Net investment income (loss)
Income:
Dividends	$827	$—	$—	$—	$—

Total investment income	827	—	—	—	—
Expenses:
Mortality, expense risk and other charges	537	2,171	—	29	—

Total expenses	537	2,171	—	29	—

Net investment income (loss)	290	(2,171)	—	(29)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	233	(5,877)	—	26	—
Capital gains distributions	621	—	—	371	—

Total realized gain (loss) on investments and capital gains distributions	854	(5,877)	—	397	—
Net unrealized appreciation (depreciation) of investments	(680)	27,528	3	159	2

Net increase (decrease) in net assets resulting from operations	$464	$19,480	$3	$527	$2

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Service Class	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	6	—	7	1	3

Total expenses	6	—	7	1	3

Net investment income (loss)	(6)	—	(7)	(1)	(3)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4	—	1	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	4	—	1	—	—
Net unrealized appreciation (depreciation) of investments	48	2	55	6	35

Net increase (decrease) in net assets resulting from operations	$46	$2	$49	$5	$32

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class

Net investment income (loss)
Income:
Dividends	$—	$—	$—	$—	$—

Total investment income	—	—	—	—	—
Expenses:
Mortality, expense risk and other charges	—	2	—	2	3,119

Total expenses	—	2	—	2	3,119

Net investment income (loss)	—	(2)	—	(2)	(3,119)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	13	—	—	2,916
Capital gains distributions	—	—	—	—	7,342

Total realized gain (loss) on investments and capital gains distributions	—	13	—	—	10,258
Net unrealized appreciation (depreciation) of investments	1	15	—	6	58,316

Net increase (decrease) in net assets resulting from operations	$1	$26	$—	$4	$65,455

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class

Net investment income (loss)
Income:
Dividends	$—	$1,375	$2	$1,169	$511

Total investment income	—	1,375	2	1,169	511
Expenses:
Mortality, expense risk and other charges	30	2,893	2	1,418	912

Total expenses	30	2,893	2	1,418	912

Net investment income (loss)	(30)	(1,518)	—	(249)	(401)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(6)	5,156	15	(2,729)	2,895
Capital gains distributions	3	—	—	—	3,612

Total realized gain (loss) on investments and capital gains distributions	(3)	5,156	15	(2,729)	6,507
Net unrealized appreciation (depreciation) of investments	(629)	9,694	10	13,334	(3,185)

Net increase (decrease) in net assets resulting from operations	$(662)	$13,332	$25	$10,356	$2,921

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I	ING VP Strategic Allocation Income Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$289	$—	$1,080	$962	$795

Total investment income	289	—	1,080	962	795
Expenses:
Mortality, expense risk and other charges	2,474	15	747	851	392

Total expenses	2,474	15	747	851	392

Net investment income (loss)	(2,185)	(15)	333	111	403

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	877	105	235	5	637
Capital gains distributions	290	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	1,167	105	235	5	637
Net unrealized appreciation (depreciation) of investments	29,579	(176)	2,067	3,794	41

Net increase (decrease) in net assets resulting from operations	$28,561	$(86)	$2,635	$3,910	$1,081

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 5

Net investment income (loss)
Income:
Dividends	$20,688	$40	$397	$907	$6

Total investment income	20,688	40	397	907	6
Expenses:
Mortality, expense risk and other charges	22,576	23	182	627	11

Total expenses	22,576	23	182	627	11

Net investment income (loss)	(1,888)	17	215	280	(5)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(249,526)	34	106	(32)	2
Capital gains distributions	—	65	323	59	11

Total realized gain (loss) on investments and capital gains distributions	(249,526)	99	429	27	13
Net unrealized appreciation (depreciation) of investments	382,184	(116)	(771)	(688)	(4)

Net increase (decrease) in net assets resulting from operations	$130,770	$—	$(127)	$(381)	$4

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7	ING GET U.S. Core Portfolio - Series 8	ING GET U.S. Core Portfolio - Series 9	ING GET U.S. Core Portfolio - Series 10

Net investment income (loss)
Income:
Dividends	$20	$2	$—	$—	$—

Total investment income	20	2	—	—	—
Expenses:
Mortality, expense risk and other charges	89	58	21	2	—

Total expenses	89	58	21	2	—

Net investment income (loss)	(69)	(56)	(21)	(2)	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	14	2	4	—	—
Capital gains distributions	—	—	—	—	—

Total realized gain (loss) on investments and capital gains distributions	14	2	4	—	—
Net unrealized appreciation (depreciation) of investments	98	83	35	1	—

Net increase (decrease) in net assets resulting from operations	$43	$29	$18	$(1)	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 11	ING VP Global Science and Technology Portfolio - Class I	ING VP Growth Portfolio - Class I	ING VP Index Plus LargeCap Portfolio - Class I	ING VP Index Plus MidCap Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$—	$575	$6,668	$1,726

Total investment income	—	—	575	6,668	1,726
Expenses:
Mortality, expense risk and other charges	—	370	809	5,574	3,730

Total expenses	—	370	809	5,574	3,730

Net investment income (loss)	—	(370)	(234)	1,094	(2,004)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	1,468	(16,707)	(21,391)	4,821
Capital gains distributions	—	—	—	—	26,515

Total realized gain (loss) on investments and capital gains distributions	—	1,468	(16,707)	(21,391)	31,336
Net unrealized appreciation (depreciation) of investments	—	2,353	22,821	42,006	8,200

Net increase (decrease) in net assets resulting from operations	$—	$3,451	$5,880	$21,709	$37,532

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Index Plus SmallCap Portfolio - Class I	ING VP International Equity Portfolio - Class I	ING VP Small Company Portfolio - Class I	ING VP Value Opportunity Portfolio - Class I	ING VP Financial Services Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$516	$144	$239	$1,848	$6

Total investment income	516	144	239	1,848	6
Expenses:
Mortality, expense risk and other charges	1,637	150	1,564	1,014	5

Total expenses	1,637	150	1,564	1,014	5

Net investment income (loss)	(1,121)	(6)	(1,325)	834	1

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	3,879	1,630	14,701	(1,227)	35
Capital gains distributions	8,615	—	2,144	—	13

Total realized gain (loss) on investments and capital gains distributions	12,494	1,630	16,845	(1,227)	48
Net unrealized appreciation (depreciation) of investments	(333)	632	(2,434)	5,789	8

Net increase (decrease) in net assets resulting from operations	$11,040	$2,256	$13,086	$5,396	$57

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP International Value Portfolio - Class I	ING VP MagnaCap Portfolio - Class I	ING VP MidCap Opportunities Portfolio - Class I	ING VP Real Estate Portfolio - Class I	ING VP SmallCap Opportunities Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$1,665	$22	$—	$1,000	$—

Total investment income	1,665	22	—	1,000	—
Expenses:
Mortality, expense risk and other charges	666	18	57	397	69

Total expenses	666	18	57	397	69

Net investment income (loss)	999	4	(57)	603	(69)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4,365	204	266	1,431	749
Capital gains distributions	4,069	177	—	—	—

Total realized gain (loss) on investments and capital gains distributions	8,434	381	266	1,431	749
Net unrealized appreciation (depreciation) of investments	(3,085)	(262)	237	2,662	(57)

Net increase (decrease) in net assets resulting from operations	$6,348	$123	$446	$4,696	$623

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	ING VP Balanced Portfolio - Class I	ING VP Emerging Markets Fund	ING VP Intermediate Bond Portfolio - Class I	ING VP Money Market Portfolio - Class I	ING VP Natural Resources Trust

Net investment income (loss)
Income:
Dividends	$15,561	$87	$15,384	$2,559	$15

Total investment income	15,561	87	15,384	2,559	15
Expenses:
Mortality, expense risk and other charges	7,207	107	4,307	2,059	382

Total expenses	7,207	107	4,307	2,059	382

Net investment income (loss)	8,354	(20)	11,077	500	(367)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(19,190)	4,418	2,725	566	4,617
Capital gains distributions	—	—	2,100	—	1,469

Total realized gain (loss) on investments and capital gains distributions	(19,190)	4,418	4,825	566	6,086
Net unrealized appreciation (depreciation) of investments	30,595	(1,237)	(7,637)	3,319	6,520

Net increase (decrease) in net assets resulting from operations	$19,759	$3,161	$8,265	$4,385	$12,239

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Adviser Series Balanced Fund - Class S	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Capital Appreciation Portfolio - Service Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Net investment income (loss)
Income:
Dividends	$—	$12	$—	$8	$1

Total investment income	—	12	—	8	1
Expenses:
Mortality, expense risk and other charges	—	1,005	9	210	555

Total expenses	—	1,005	9	210	555

Net investment income (loss)	—	(993)	(9)	(202)	(554)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(3,844)	583	(1,130)	(95,718)
Capital gains distributions	—	—	—	5	—

Total realized gain (loss) on investments and capital gains distributions	—	(3,844)	583	(1,125)	(95,718)
Net unrealized appreciation (depreciation) of investments	—	(7,779)	(741)	1,045	83,526

Net increase (decrease) in net assets resulting from operations	$—	$(12,616)	$(167)	$(282)	$(12,746)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	Janus Twenty Fund	Legg Mason Value Trust, Inc. - Primary Class	Lord Abbett Affiliated Fund - Class A

Net investment income (loss)
Income:
Dividends	$—	$6	$—	$—	$9

Total investment income	—	6	—	—	9
Expenses:
Mortality, expense risk and other charges	1,301	1,208	2	8	6

Total expenses	1,301	1,208	2	8	6

Net investment income (loss)	(1,301)	(1,202)	(2)	(8)	3

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	(337,444)	(188,088)	84	1	6
Capital gains distributions	—	—	—	—	47

Total realized gain (loss) on investments and capital gains distributions	(337,444)	(188,088)	84	1	53
Net unrealized appreciation (depreciation) of investments	308,520	175,869	(156)	150	(23)

Net increase (decrease) in net assets resulting from operations	$(30,225)	$(13,421)	$(74)	$143	$33

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Lord Abbett Mid-Cap Value Fund - Class A	Lord Abbett Small-Cap Value Fund - Class A	Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	Massachusetts Investors Growth Stock Fund - Class A

Net investment income (loss)
Income:
Dividends	$3	$—	$1,177	$626	$—

Total investment income	3	—	1,177	626	—
Expenses:
Mortality, expense risk and other charges	6	7	1,268	1,321	2

Total expenses	6	7	1,268	1,321	2

Net investment income (loss)	(3)	(7)	(91)	(695)	(2)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	6	2	1,947	1,994	5
Capital gains distributions	54	90	7,190	8,557	—

Total realized gain (loss) on investments and capital gains distributions	60	92	9,137	10,551	5
Net unrealized appreciation (depreciation) of investments	(16)	10	(6,161)	(152)	14

Net increase (decrease) in net assets resulting from operations	$41	$95	$2,885	$9,704	$17

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	MFS® Total Return Series - Initial Class	Moderate Allocation	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	Oppenheimer Capital Appreciation Fund - Class A

Net investment income (loss)
Income:
Dividends	$1,567	$—	$5	$287	$2

Total investment income	1,567	—	5	287	2
Expenses:
Mortality, expense risk and other charges	837	—	2	128	3

Total expenses	837	—	2	128	3

Net investment income (loss)	730	—	3	159	(1)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1,300	—	2	285	2
Capital gains distributions	3,072	—	29	1,301	—

Total realized gain (loss) on investments and capital gains distributions	4,372	—	31	1,586	2
Net unrealized appreciation (depreciation) of investments	(3,639)	(63)	12	512	12

Net increase (decrease) in net assets resulting from operations	$1,463	$(63)	$46	$2,257	$13

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Global Fund - Class A	Oppenheimer Main Street Fund® - Class A	Oppenheimer Aggressive Growth Fund/VA	Oppenheimer Global Securities Fund/VA

Net investment income (loss)
Income:
Dividends	$1,328	$—	$—	$—	$4,346

Total investment income	1,328	—	—	—	4,346
Expenses:
Mortality, expense risk and other charges	755	—	—	—	1,173

Total expenses	755	—	—	—	1,173

Net investment income (loss)	573	—	—	—	3,173

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	4,045	—	—	—	64,535
Capital gains distributions	3,268	1	—	—	—

Total realized gain (loss) on investments and capital gains distributions	7,313	1	—	—	64,535
Net unrealized appreciation (depreciation) of investments	19,198	2	1	—	(93,326)

Net increase (decrease) in net assets resulting from operations	$27,084	$3	$1	$—	$(25,618)

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Oppenheimer Strategic Bond Fund/VA	Pax World Balanced Fund	PIMCO Real Return Portfolio - Admin Class

Net investment income (loss)
Income:
Dividends	$1	$—	$2,263	$585	$517

Total investment income	1	—	2,263	585	517
Expenses:
Mortality, expense risk and other charges	1	3	142	318	191

Total expenses	1	3	142	318	191

Net investment income (loss)	—	(3)	2,121	267	326

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	1	7	465	477	26
Capital gains distributions	—	—	—	1,184	245

Total realized gain (loss) on investments and capital gains distributions	1	7	465	1,661	271
Net unrealized appreciation (depreciation) of investments	1	49	(3,306)	952	(419)

Net increase (decrease) in net assets resulting from operations	$2	$53	$(720)	$2,880	$178

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Fund - Class A	Pioneer High Yield Fund - Class A	Pioneer Equity Income VCT Portfolio - Class I	Pioneer Fund VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I

Net investment income (loss)
Income:
Dividends	$—	$28	$1,304	$49	$325

Total investment income	—	28	1,304	49	325
Expenses:
Mortality, expense risk and other charges	—	4	514	37	65

Total expenses	—	4	514	37	65

Net investment income (loss)	—	24	790	12	260

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	—	(1)	771	163	(57)
Capital gains distributions	—	30	—	—	201

Total realized gain (loss) on investments and capital gains distributions	—	29	771	163	144
Net unrealized appreciation (depreciation) of investments	—	(42)	966	29	(331)

Net increase (decrease) in net assets resulting from operations	$—	$11	$2,527	$204	$73

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Pioneer Mid Cap Value VCT Portfolio - Class I	Scudder Equity 500 Index Fund - Investment	T. Rowe Price Mid-Cap Value Fund - R Class	Templeton Foreign Fund - Class A	Templeton Growth Fund, Inc. - Class A

Net investment income (loss)
Income:
Dividends	$212	$—	$2	$10	$6

Total investment income	212	—	2	10	6
Expenses:
Mortality, expense risk and other charges	703	—	6	5	2

Total expenses	703	—	6	5	2

Net investment income (loss)	(491)	—	(4)	5	4

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2,514	—	5	17	2
Capital gains distributions	4,089	—	38	31	19

Total realized gain (loss) on investments and capital gains distributions	6,603	—	43	48	21
Net unrealized appreciation (depreciation) of investments	(1,467)	1	4	2	—

Net increase (decrease) in net assets resulting from operations	$4,645	$1	$43	$55	$25

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Templeton Global Bond Fund - Class A	The Growth Fund of America® - Class R-3	The Growth Fund of America® - Class R-4	The Income Fund of America® - Class R-3	UBS U.S. Small Cap Growth Fund - Class A

Net investment income (loss)
Income:
Dividends	$593	$17	$910	$7	$—

Total investment income	593	17	910	7	—
Expenses:
Mortality, expense risk and other charges	143	19	901	2	—

Total expenses	143	19	901	2	—

Net investment income (loss)	450	(2)	9	5	—

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	9	19	752	3	—
Capital gains distributions	—	28	1,039	7	3

Total realized gain (loss) on investments and capital gains distributions	9	47	1,791	10	3
Net unrealized appreciation (depreciation) of investments	(921)	323	14,129	(9)	1

Net increase (decrease) in net assets resulting from operations	$(462)	$368	$15,929	$6	$4

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Vanguard® 500 Index Fund - Investor Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio	Wanger Select

Net investment income (loss)
Income:
Dividends	$—	$—	$5	$—	$—

Total investment income	—	—	5	—	—
Expenses:
Mortality, expense risk and other charges	—	—	2	—	46

Total expenses	—	—	2	—	46

Net investment income (loss)	—	—	3	—	(46)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	2	—	1	—	(7)
Capital gains distributions	—	—	12	—	210

Total realized gain (loss) on investments and capital gains distributions	2	—	13	—	203
Net unrealized appreciation (depreciation) of investments	5	2	(8)	—	428

Net increase (decrease) in net assets resulting from operations	$7	$2	$8	$—	$585

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Operations
For the year ended December 31, 2005
(Dollars in thousands)

	Wanger U.S. Smaller Companies	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4

Net investment income (loss)
Income:
Dividends	$—	$28	$1,066

Total investment income	—	28	1,066
Expenses:
Mortality, expense risk and other charges	54	12	548

Total expenses	54	12	548

Net investment income (loss)	(54)	16	518

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	52	7	82
Capital gains distributions	—	30	900

Total realized gain (loss) on investments and capital gains distributions	52	37	982
Net unrealized appreciation (depreciation) of investments	627	(2)	248

Net increase (decrease) in net assets resulting from operations	$625	$51	$1,748

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM Mid Cap Core Equity Fund - Class A	AIM Small Cap Growth Fund - Class A	AIM Global Health Care Fund - Investor Class	AIM Health Sciences Fund - Investor Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	13	—	—	—
Net unrealized appreciation (depreciation) during the year	2	—	—	2

Net increase (decrease) in net assets from operations	15	—	—	2
Changes from contract transactions:
Total unit transactions	181	—	—	19

Net increase (decrease) in assets derived from principal transactions	181	—	—	19

Total increase (decrease) in net assets	196	—	—	21

Net assets at December 31, 2004	196	—	—	21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	1	—	—
Net realized gain (loss) on investments and capital gains distributions	18	—	2	4
Net unrealized appreciation (depreciation) during the year	(5)	—	2	(2)

Net increase (decrease) in net assets from operations	12	1	4	2
Changes from contract transactions:
Total unit transactions	(20)	7	64	(23)

Net increase (decrease) in assets derived from principal transactions	(20)	7	64	(23)

Total increase (decrease) in net assets	(8)	8	68	(21)

Net assets at December 31, 2005	$188	$8	$68	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AIM V.I. Capital Appreciation Fund - Series I Shares	AIM V.I. Core Equity Fund - Series I Shares	AIM V.I. Growth Fund - Series I Shares	AIM V.I. Premier Equity Fund - Series I Shares

Net assets at January 1, 2004	$20,562	$42,522	$17,055	$21,041

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(213)	(65)	(186)	(114)
Net realized gain (loss) on investments and capital gains distributions	(2,335)	(4,988)	(3,438)	(2,219)
Net unrealized appreciation (depreciation) during the year	3,580	7,928	4,751	3,175

Net increase (decrease) in net assets from operations	1,032	2,875	1,127	842
Changes from contract transactions:
Total unit transactions	(1,070)	(7,084)	(587)	(2,247)

Net increase (decrease) in assets derived from principal transactions	(1,070)	(7,084)	(587)	(2,247)

Total increase (decrease) in net assets	(38)	(4,209)	540	(1,405)

Net assets at December 31, 2004	20,524	38,313	17,595	19,636

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(191)	106	(176)	(39)
Net realized gain (loss) on investments and capital gains distributions	(1,951)	(3,357)	(1,484)	(1,001)
Net unrealized appreciation (depreciation) during the year	3,517	4,504	2,612	1,796

Net increase (decrease) in net assets from operations	1,375	1,253	952	756
Changes from contract transactions:
Total unit transactions	(2,525)	(7,783)	(1,923)	(3,420)

Net increase (decrease) in assets derived from principal transactions	(2,525)	(7,783)	(1,923)	(3,420)

Total increase (decrease) in net assets	(1,150)	(6,530)	(971)	(2,664)

Net assets at December 31, 2005	$19,374	$31,783	$16,624	$16,972

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	AllianceBernstein Growth and Income Fund - Class A	AllianceBernstein VPSF Growth and Income Portfolio Class A	Allianz NFJ Small-Cap Value Fund - Class A	American Century Income & Growth Fund - Advisor Class

Net assets at January 1, 2004	$—	$—	$—	$2,491

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	1	31
Net realized gain (loss) on investments and capital gains distributions	—	—	3	156
Net unrealized appreciation (depreciation) during the year	2	2	5	212

Net increase (decrease) in net assets from operations	2	2	9	399
Changes from contract transactions:
Total unit transactions	20	48	44	1,499

Net increase (decrease) in assets derived from principal transactions	20	48	44	1,499

Total increase (decrease) in net assets	22	50	53	1,898

Net assets at December 31, 2004	22	50	53	4,389

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	4	37
Net realized gain (loss) on investments and capital gains distributions	—	—	32	420
Net unrealized appreciation (depreciation) during the year	1	7	(7)	(252)

Net increase (decrease) in net assets from operations	1	7	29	205
Changes from contract transactions:
Total unit transactions	19	203	316	1,035

Net increase (decrease) in assets derived from principal transactions	19	203	316	1,035

Total increase (decrease) in net assets	20	210	345	1,240

Net assets at December 31, 2005	$42	$260	$398	$5,629

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	American Balanced Fund® - Class R-3	Ariel Appreciation Fund	Ariel Fund	Baron Asset Fund

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4	(1)	—	—
Net realized gain (loss) on investments and capital gains distributions	29	4	5	3
Net unrealized appreciation (depreciation) during the year	29	11	7	6

Net increase (decrease) in net assets from operations	62	14	12	9
Changes from contract transactions:
Total unit transactions	1,207	178	142	126

Net increase (decrease) in assets derived from principal transactions	1,207	178	142	126

Total increase (decrease) in net assets	1,269	192	154	135

Net assets at December 31, 2004	1,269	192	154	135

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	29	(2)	(2)	(2)
Net realized gain (loss) on investments and capital gains distributions	68	18	29	18
Net unrealized appreciation (depreciation) during the year	(23)	(7)	(34)	13

Net increase (decrease) in net assets from operations	74	9	(7)	29
Changes from contract transactions:
Total unit transactions	2,313	193	390	239

Net increase (decrease) in assets derived from principal transactions	2,313	193	390	239

Total increase (decrease) in net assets	2,387	202	383	268

Net assets at December 31, 2005	$3,656	$394	$537	$403

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Baron Growth Fund	Calvert Social Balanced Portfolio	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4

Net assets at January 1, 2004	$—	$60,576	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	435	6	184
Net realized gain (loss) on investments and capital gains distributions	—	(115)	1	(5)
Net unrealized appreciation (depreciation) during the year	42	4,096	53	1,371

Net increase (decrease) in net assets from operations	41	4,416	60	1,550
Changes from contract transactions:
Total unit transactions	351	1,178	493	14,810

Net increase (decrease) in assets derived from principal transactions	351	1,178	493	14,810

Total increase (decrease) in net assets	392	5,594	553	16,360

Net assets at December 31, 2004	392	66,170	553	16,360

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(7)	512	12	666
Net realized gain (loss) on investments and capital gains distributions	68	(975)	42	2,374
Net unrealized appreciation (depreciation) during the year	(18)	3,313	102	5,136

Net increase (decrease) in net assets from operations	43	2,850	156	8,176
Changes from contract transactions:
Total unit transactions	599	(2,487)	499	37,111

Net increase (decrease) in assets derived from principal transactions	599	(2,487)	499	37,111

Total increase (decrease) in net assets	642	363	655	45,287

Net assets at December 31, 2005	$1,034	$66,533	$1,208	$61,647

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Evergreen Special Values Fund - Class A	Fidelity® Advisor Mid Cap Fund - Class T	Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class

Net assets at January 1, 2004	$17,138	$—	$21,727	$564,372

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	24	(1)	371	(4,524)
Net realized gain (loss) on investments and capital gains distributions	2,152	11	(1,138)	6,291
Net unrealized appreciation (depreciation) during the year	3,909	43	1,644	87,085

Net increase (decrease) in net assets from operations	6,085	53	877	88,852
Changes from contract transactions:
Total unit transactions	24,331	370	(2,277)	90,038

Net increase (decrease) in assets derived from principal transactions	24,331	370	(2,277)	90,038

Total increase (decrease) in net assets	30,416	423	(1,400)	178,890

Net assets at December 31, 2004	47,554	423	20,327	743,262

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(68)	(3)	331	(6,450)
Net realized gain (loss) on investments and capital gains distributions	8,757	64	(590)	9,434
Net unrealized appreciation (depreciation) during the year	(2,951)	(20)	791	127,918

Net increase (decrease) in net assets from operations	5,738	41	532	130,902
Changes from contract transactions:
Total unit transactions	22,009	127	(2,213)	133,893

Net increase (decrease) in assets derived from principal transactions	22,009	127	(2,213)	133,893

Total increase (decrease) in net assets	27,747	168	(1,681)	264,795

Net assets at December 31, 2005	$75,301	$591	$18,646	$1,008,057

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Equity- Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Index 500 Portfolio - Initial Class

Net assets at January 1, 2004	$327,820	$380,196	$7,292	$101,046

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1,481	(3,029)	509	262
Net realized gain (loss) on investments and capital gains distributions	1,200	(5,418)	(63)	(1,689)
Net unrealized appreciation (depreciation) during the year	34,754	15,744	(18)	11,434

Net increase (decrease) in net assets from operations	37,435	7,297	428	10,007
Changes from contract transactions:
Total unit transactions	39,833	(10,155)	(2,510)	5,710

Net increase (decrease) in assets derived from principal transactions	39,833	(10,155)	(2,510)	5,710

Total increase (decrease) in net assets	77,268	(2,858)	(2,082)	15,717

Net assets at December 31, 2004	405,088	377,338	5,210	116,763

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	2,416	(1,779)	754	854
Net realized gain (loss) on investments and capital gains distributions	14,089	(23,603)	(127)	(1,956)
Net unrealized appreciation (depreciation) during the year	1,612	38,951	(526)	5,330

Net increase (decrease) in net assets from operations	18,117	13,569	101	4,228
Changes from contract transactions:
Total unit transactions	(21,999)	(61,723)	711	(4,376)

Net increase (decrease) in assets derived from principal transactions	(21,999)	(61,723)	711	(4,376)

Total increase (decrease) in net assets	(3,882)	(48,154)	812	(148)

Net assets at December 31, 2005	$401,206	$329,184	$6,022	$116,615

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Fidelity® VIP Overseas Portfolio - Initial Class	Mutual Discovery Fund - Class R	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value Securities Fund - Class 2

Net assets at January 1, 2004	$30,341	$—	$—	$15,883

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	3	—	(250)
Net realized gain (loss) on investments and capital gains distributions	2,313	—	—	1,628
Net unrealized appreciation (depreciation) during the year	1,946	19	8	5,351

Net increase (decrease) in net assets from operations	4,260	22	8	6,729
Changes from contract transactions:
Total unit transactions	6,456	164	62	27,520

Net increase (decrease) in assets derived from principal transactions	6,456	164	62	27,520

Total increase (decrease) in net assets	10,716	186	70	34,249

Net assets at December 31, 2004	41,057	186	70	50,132

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(143)	3	(2)	(190)
Net realized gain (loss) on investments and capital gains distributions	3,174	34	7	2,839
Net unrealized appreciation (depreciation) during the year	3,773	19	14	2,169

Net increase (decrease) in net assets from operations	6,804	56	19	4,818
Changes from contract transactions:
Total unit transactions	(3,102)	425	229	17,358

Net increase (decrease) in assets derived from principal transactions	(3,102)	425	229	17,358

Total increase (decrease) in net assets	3,702	481	248	22,176

Net assets at December 31, 2005	$44,759	$667	$318	$72,308

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Hibernia Mid Cap Equity Fund - Class A	ING Financial Services Fund - Class A	ING Real Estate Fund - Class A	ING GNMA Income Fund - Class A

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	3	4
Net realized gain (loss) on investments and capital gains distributions	—	1	15	—
Net unrealized appreciation (depreciation) during the year	—	—	19	(1)

Net increase (decrease) in net assets from operations	—	1	37	3
Changes from contract transactions:
Total unit transactions	—	8	245	401

Net increase (decrease) in assets derived from principal transactions	—	8	245	401

Total increase (decrease) in net assets	—	9	282	404

Net assets at December 31, 2004	—	9	282	404

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	—	19	21
Net realized gain (loss) on investments and capital gains distributions	110	4	79	(3)
Net unrealized appreciation (depreciation) during the year	(3)	—	(3)	(9)

Net increase (decrease) in net assets from operations	106	4	95	9
Changes from contract transactions:
Total unit transactions	19	38	577	299

Net increase (decrease) in assets derived from principal transactions	19	38	577	299

Total increase (decrease) in net assets	125	42	672	308

Net assets at December 31, 2005	$125	$51	$954	$712

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Intermediate Bond Fund - Class A	ING GET Fund - Series H	ING GET Fund - Series I	ING GET Fund - Series J

Net assets at January 1, 2004	$—	$18,535	$1,092	$386

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	525	21	11
Net realized gain (loss) on investments and capital gains distributions	2	(141)	(4)	(1)
Net unrealized appreciation (depreciation) during the year	(1)	(368)	(22)	(12)

Net increase (decrease) in net assets from operations	4	16	(5)	(2)
Changes from contract transactions:
Total unit transactions	531	(5,052)	(317)	(33)

Net increase (decrease) in assets derived from principal transactions	531	(5,052)	(317)	(33)

Total increase (decrease) in net assets	535	(5,036)	(322)	(35)

Net assets at December 31, 2004	535	13,499	770	351

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	22	620	30	21
Net realized gain (loss) on investments and capital gains distributions	2	(1,120)	(55)	(35)
Net unrealized appreciation (depreciation) during the year	(10)	501	25	15

Net increase (decrease) in net assets from operations	14	1	—	1
Changes from contract transactions:
Total unit transactions	280	(13,500)	(770)	(352)

Net increase (decrease) in assets derived from principal transactions	280	(13,500)	(770)	(352)

Total increase (decrease) in net assets	294	(13,499)	(770)	(351)

Net assets at December 31, 2005	$829	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET Fund - Series K	ING GET Fund - Series L	ING GET Fund - Series Q	ING GET Fund - Series S

Net assets at January 1, 2004	$1,736	$1,049	$4,385	$32,661

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	36	26	98	387
Net realized gain (loss) on investments and capital gains distributions	(2)	(4)	26	899
Net unrealized appreciation (depreciation) during the year	(45)	(26)	(98)	(940)

Net increase (decrease) in net assets from operations	(11)	(4)	26	346
Changes from contract transactions:
Total unit transactions	(376)	(349)	(562)	(9,049)

Net increase (decrease) in assets derived from principal transactions	(376)	(349)	(562)	(9,049)

Total increase (decrease) in net assets	(387)	(353)	(536)	(8,703)

Net assets at December 31, 2004	1,349	696	3,849	23,958

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	80	16	92	247
Net realized gain (loss) on investments and capital gains distributions	(101)	(3)	17	721
Net unrealized appreciation (depreciation) during the year	33	(6)	(100)	(928)

Net increase (decrease) in net assets from operations	12	7	9	40
Changes from contract transactions:
Total unit transactions	(1,361)	(74)	(650)	(9,432)

Net increase (decrease) in assets derived from principal transactions	(1,361)	(74)	(650)	(9,432)

Total increase (decrease) in net assets	(1,349)	(67)	(641)	(9,392)

Net assets at December 31, 2005	$—	$629	$3,208	$14,566

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	ING Evergreen Health Sciences Portfolio - Class S	ING FMRSM Diversified Mid Cap Portfolio - Service Class	ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) during the year	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from contract transactions:
Total unit transactions	—	—	—	—

Net increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(4)	(12)	(13)
Net realized gain (loss) on investments and capital gains distributions	18	51	27	19
Net unrealized appreciation (depreciation) during the year	(30)	6	191	412

Net increase (decrease) in net assets from operations	(13)	53	206	418
Changes from contract transactions:
Total unit transactions	1,109	1,393	4,405	15,484

Net increase (decrease) in assets derived from principal transactions	1,109	1,393	4,405	15,484

Total increase (decrease) in net assets	1,096	1,446	4,611	15,902

Net assets at December 31, 2005	$1,096	$1,446	$4,611	$15,902

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Emerging Markets Equity Portfolio - Service Class	ING JPMorgan Small Cap Equity Portfolio - Service Class	ING Julius Baer Foreign Portfolio - Service Class	ING Legg Mason Value Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	(3)	—
Net realized gain (loss) on investments and capital gains distributions	—	—	48	—
Net unrealized appreciation (depreciation) during the year	—	—	100	—

Net increase (decrease) in net assets from operations	—	—	145	—
Changes from contract transactions:
Total unit transactions	—	—	1,283	—

Net increase (decrease) in assets derived from principal transactions	—	—	1,283	—

Total increase (decrease) in net assets	—	—	1,428	—

Net assets at December 31, 2004	—	—	1,428	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(20)	(1)	(49)	(4)
Net realized gain (loss) on investments and capital gains distributions	158	—	720	1
Net unrealized appreciation (depreciation) during the year	568	1	138	59

Net increase (decrease) in net assets from operations	706	—	809	56
Changes from contract transactions:
Total unit transactions	6,167	282	6,553	1,644

Net increase (decrease) in assets derived from principal transactions	6,167	282	6,553	1,644

Total increase (decrease) in net assets	6,873	282	7,362	1,700

Net assets at December 31, 2005	$6,873	$282	$8,790	$1,700

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Marsico Growth Portfolio - Service Class	ING Marsico International Opportunities Portfolio - Service Class	ING MFS Total Return Portfolio - Service Class	ING MFS Utilities Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$8,289	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	326	—
Net realized gain (loss) on investments and capital gains distributions	—	—	74	—
Net unrealized appreciation (depreciation) during the year	—	—	1,618	—

Net increase (decrease) in net assets from operations	—	—	2,018	—
Changes from contract transactions:
Total unit transactions	—	—	18,812	—

Net increase (decrease) in assets derived from principal transactions	—	—	18,812	—

Total increase (decrease) in net assets	—	—	20,830	—

Net assets at December 31, 2004	—	—	29,119	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	(2)	480	4
Net realized gain (loss) on investments and capital gains distributions	1	26	1,872	31
Net unrealized appreciation (depreciation) during the year	41	107	(1,538)	(16)

Net increase (decrease) in net assets from operations	38	131	814	19
Changes from contract transactions:
Total unit transactions	1,121	1,217	11,347	1,172

Net increase (decrease) in assets derived from principal transactions	1,121	1,217	11,347	1,172

Total increase (decrease) in net assets	1,159	1,348	12,161	1,191

Net assets at December 31, 2005	$1,159	$1,348	$41,280	$1,191

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Oppenheimer Main Street Portfolio® - Service Class	ING PIMCO High Yield Portfolio - Service Class	ING Stock Index Portfolio - Institutional Class	ING T. Rowe Price Capital Appreciation Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) during the year	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from contract transactions:
Total unit transactions	—	—	—	—

Net increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	30	(1)	(41)
Net realized gain (loss) on investments and capital gains distributions	—	(13)	100	24
Net unrealized appreciation (depreciation) during the year	7	8	2,183	431

Net increase (decrease) in net assets from operations	6	25	2,282	414
Changes from contract transactions:
Total unit transactions	208	1,393	22,755	18,749

Net increase (decrease) in assets derived from principal transactions	208	1,393	22,755	18,749

Total increase (decrease) in net assets	214	1,418	25,037	19,163

Net assets at December 31, 2005	$214	$1,418	$25,037	$19,163

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Equity Income Portfolio - Service Class	ING Van Kampen Growth and Income Portfolio - Service Class	ING International Fund - Class Q	ING International SmallCap Fund - Class A

Net assets at January 1, 2004	$2,143	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	72	—	—	—
Net realized gain (loss) on investments and capital gains distributions	253	—	—	—
Net unrealized appreciation (depreciation) during the year	2,450	—	—	—

Net increase (decrease) in net assets from operations	2,775	—	—	—
Changes from contract transactions:
Total unit transactions	25,205	—	—	—

Net increase (decrease) in assets derived from principal transactions	25,205	—	—	—

Total increase (decrease) in net assets	27,980	—	—	—

Net assets at December 31, 2004	30,123	—	—	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	69	(14)	—	1
Net realized gain (loss) on investments and capital gains distributions	1,385	—	—	2
Net unrealized appreciation (depreciation) during the year	194	131	—	51

Net increase (decrease) in net assets from operations	1,648	117	—	54
Changes from contract transactions:
Total unit transactions	23,167	8,271	2	229

Net increase (decrease) in assets derived from principal transactions	23,167	8,271	2	229

Total increase (decrease) in net assets	24,815	8,388	2	283

Net assets at December 31, 2005	$54,938	$8,388	$2	$283

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING American Century Large Company Value Portfolio - Service Class	ING American Century Select Portfolio - Initial Class	ING American Century Select Portfolio - Service Class	ING American Century Small Cap Value Portfolio - Service Class

Net assets at January 1, 2004	$4,019	$—	$2,194	$6,307

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(18)	—	(27)	(164)
Net realized gain (loss) on investments and capital gains distributions	392	—	209	2,436
Net unrealized appreciation (depreciation) during the year	13	—	(140)	931

Net increase (decrease) in net assets from operations	387	—	42	3,203
Changes from contract transactions:
Total unit transactions	1,354	—	(166)	16,067

Net increase (decrease) in assets derived from principal transactions	1,354	—	(166)	16,067

Total increase (decrease) in net assets	1,741	—	(124)	19,270

Net assets at December 31, 2004	5,760	—	2,070	25,577

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(5)	(1,225)	(6)	(236)
Net realized gain (loss) on investments and capital gains distributions	323	1,352	(35)	3,933
Net unrealized appreciation (depreciation) during the year	(343)	11,572	(94)	(1,715)

Net increase (decrease) in net assets from operations	(25)	11,699	(135)	1,982
Changes from contract transactions:
Total unit transactions	(1,340)	146,447	(1,915)	4,038

Net increase (decrease) in assets derived from principal transactions	(1,340)	146,447	(1,915)	4,038

Total increase (decrease) in net assets	(1,365)	158,146	(2,050)	6,020

Net assets at December 31, 2005	$4,395	$158,146	$20	$31,597

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Baron Small Cap Growth Portfolio - Service Class	ING Davis Venture Value Portfolio - Service Class	ING Fundamental Research Portfolio - Service Class	ING Goldman Sachs® Capital Growth Portfolio - Service Class

Net assets at January 1, 2004	$15,257	$9,414	$800	$827

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(350)	(123)	(6)	(11)
Net realized gain (loss) on investments and capital gains distributions	1,811	485	81	32
Net unrealized appreciation (depreciation) during the year	7,495	269	48	74

Net increase (decrease) in net assets from operations	8,956	631	123	95
Changes from contract transactions:
Total unit transactions	34,104	314	613	568

Net increase (decrease) in assets derived from principal transactions	34,104	314	613	568

Total increase (decrease) in net assets	43,060	945	736	663

Net assets at December 31, 2004	58,317	10,359	1,536	1,490

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(748)	(92)	(1)	(13)
Net realized gain (loss) on investments and capital gains distributions	3,613	624	45	65
Net unrealized appreciation (depreciation) during the year	1,571	(399)	24	(22)

Net increase (decrease) in net assets from operations	4,436	133	68	30
Changes from contract transactions:
Total unit transactions	16,416	(3,162)	(68)	481

Net increase (decrease) in assets derived from principal transactions	16,416	(3,162)	(68)	481

Total increase (decrease) in net assets	20,852	(3,029)	—	511

Net assets at December 31, 2005	$79,169	$7,330	$1,536	$2,001

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING JPMorgan Fleming International Portfolio - Initial Class	ING JPMorgan Fleming International Portfolio - Service Class	ING JPMorgan Mid Cap Value Portfolio - Service Class	ING MFS Capital Opportunities Portfolio - Initial Class

Net assets at January 1, 2004	$126,504	$—	$3,999	$151,497

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	131	—	(73)	(858)
Net realized gain (loss) on investments and capital gains distributions	7,586	—	924	(26,049)
Net unrealized appreciation (depreciation) during the year	13,567	—	898	42,459

Net increase (decrease) in net assets from operations	21,284	—	1,749	15,552
Changes from contract transactions:
Total unit transactions	(9,236)	—	8,678	(23,464)

Net increase (decrease) in assets derived from principal transactions	(9,236)	—	8,678	(23,464)

Total increase (decrease) in net assets	12,048	—	10,427	(7,912)

Net assets at December 31, 2004	138,552	—	14,426	143,585

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(359)	—	(159)	(291)
Net realized gain (loss) on investments and capital gains distributions	10,588	—	2,782	(34,798)
Net unrealized appreciation (depreciation) during the year	1,368	—	(1,107)	35,110

Net increase (decrease) in net assets from operations	11,597	—	1,516	21
Changes from contract transactions:
Total unit transactions	(10,344)	3	8,391	(24,881)

Net increase (decrease) in assets derived from principal transactions	(10,344)	3	8,391	(24,881)

Total increase (decrease) in net assets	1,253	3	9,907	(24,860)

Net assets at December 31, 2005	$139,805	$3	$24,333	$118,725

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING OpCap Balanced Value Portfolio - Service Class	ING Oppenheimer Global Portfolio - Initial Class	ING Oppenheimer Global Portfolio - Service Class	ING Oppenheimer Strategic Income Portfolio - Initial Class

Net assets at January 1, 2004	$9,183	$—	$1,294	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(15)	—	(18)	—
Net realized gain (loss) on investments and capital gains distributions	339	—	158	—
Net unrealized appreciation (depreciation) during the year	1,098	—	96	—

Net increase (decrease) in net assets from operations	1,422	—	236	—
Changes from contract transactions:
Total unit transactions	9,869	—	734	—

Net increase (decrease) in assets derived from principal transactions	9,869	—	734	—

Total increase (decrease) in net assets	11,291	—	970	—

Net assets at December 31, 2004	20,474	—	2,264	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(136)	1,160	(9)	1,794
Net realized gain (loss) on investments and capital gains distributions	803	20,311	37	184
Net unrealized appreciation (depreciation) during the year	(448)	128,131	(208)	(342)

Net increase (decrease) in net assets from operations	219	149,602	(180)	1,636
Changes from contract transactions:
Total unit transactions	(4,120)	732,135	(2,064)	114,714

Net increase (decrease) in assets derived from principal transactions	(4,120)	732,135	(2,064)	114,714

Total increase (decrease) in net assets	(3,901)	881,737	(2,244)	116,350

Net assets at December 31, 2005	$16,573	$881,737	$20	$116,350

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING PIMCO Total Return Portfolio - Service Class	ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	ING Salomon Brothers Aggressive Growth Portfolio - Service Class	ING Salomon Brothers Large Cap Growth Portfolio - Initial Class

Net assets at January 1, 2004	$31,227	$239,784	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(397)	(2,437)	—	—
Net realized gain (loss) on investments and capital gains distributions	225	(6,887)	1	—
Net unrealized appreciation (depreciation) during the year	1,349	27,553	—	—

Net increase (decrease) in net assets from operations	1,177	18,229	1	—
Changes from contract transactions:
Total unit transactions	11,288	(29,660)	15	—

Net increase (decrease) in assets derived from principal transactions	11,288	(29,660)	15	—

Total increase (decrease) in net assets	12,465	(11,431)	16	—

Net assets at December 31, 2004	43,692	228,353	16	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	290	(2,171)	—	(29)
Net realized gain (loss) on investments and capital gains distributions	854	(5,877)	—	397
Net unrealized appreciation (depreciation) during the year	(680)	27,528	3	159

Net increase (decrease) in net assets from operations	464	19,480	3	527
Changes from contract transactions:
Total unit transactions	10,797	(33,908)	17	3,586

Net increase (decrease) in assets derived from principal transactions	10,797	(33,908)	17	3,586

Total increase (decrease) in net assets	11,261	(14,428)	20	4,113

Net assets at December 31, 2005	$54,953	$213,925	$36	$4,113

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution 2015 Portfolio - Adviser Class	ING Solution 2015 Portfolio - Service Class	ING Solution 2025 Portfolio - Adviser Class	ING Solution 2025 Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) during the year	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from contract transactions:
Total unit transactions	—	—	—	—

Net increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	(6)	—	(7)
Net realized gain (loss) on investments and capital gains distributions	—	4	—	1
Net unrealized appreciation (depreciation) during the year	2	48	2	55

Net increase (decrease) in net assets from operations	2	46	2	49
Changes from contract transactions:
Total unit transactions	438	1,934	264	1,869

Net increase (decrease) in assets derived from principal transactions	438	1,934	264	1,869

Total increase (decrease) in net assets	440	1,980	266	1,918

Net assets at December 31, 2005	$440	$1,980	$266	$1,918

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution 2035 Portfolio - Adviser Class	ING Solution 2035 Portfolio - Service Class	ING Solution 2045 Portfolio - Adviser Class	ING Solution 2045 Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) during the year	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from contract transactions:
Total unit transactions	—	—	—	—

Net increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1)	(3)	—	(2)
Net realized gain (loss) on investments and capital gains distributions	—	—	—	13
Net unrealized appreciation (depreciation) during the year	6	35	1	15

Net increase (decrease) in net assets from operations	5	32	1	26
Changes from contract transactions:
Total unit transactions	435	1,144	255	560

Net increase (decrease) in assets derived from principal transactions	435	1,144	255	560

Total increase (decrease) in net assets	440	1,176	256	586

Net assets at December 31, 2005	$440	$1,176	$256	$586

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Solution Income Portfolio - Adviser Class	ING Solution Income Portfolio - Service Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class

Net assets at January 1, 2004	$—	$—	$16	$9,420

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	(118)
Net realized gain (loss) on investments and capital gains distributions	—	—	4	726
Net unrealized appreciation (depreciation) during the year	—	—	(3)	(158)

Net increase (decrease) in net assets from operations	—	—	1	450
Changes from contract transactions:
Total unit transactions	—	—	(17)	(276)

Net increase (decrease) in assets derived from principal transactions	—	—	(17)	(276)

Total increase (decrease) in net assets	—	—	(16)	174

Net assets at December 31, 2004	—	—	—	9,594

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	(2)	(3,119)	(30)
Net realized gain (loss) on investments and capital gains distributions	—	—	10,258	(3)
Net unrealized appreciation (depreciation) during the year	—	6	58,316	(629)

Net increase (decrease) in net assets from operations	—	4	65,455	(662)
Changes from contract transactions:
Total unit transactions	40	337	363,967	(8,702)

Net increase (decrease) in assets derived from principal transactions	40	337	363,967	(8,702)

Total increase (decrease) in net assets	40	341	429,422	(9,364)

Net assets at December 31, 2005	$40	$341	$429,422	$230

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING T. Rowe Price Growth Equity Portfolio - Initial Class	ING T. Rowe Price Growth Equity Portfolio - Service Class	ING UBS U.S. Large Cap Equity Portfolio - Initial Class	ING Van Kampen Comstock Portfolio - Service Class

Net assets at January 1, 2004	$246,603	$—	$128,075	$32,018

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,379)	—	(363)	(525)
Net realized gain (loss) on investments and capital gains distributions	1,108	—	(4,373)	1,265
Net unrealized appreciation (depreciation) during the year	24,701	20	21,134	7,283

Net increase (decrease) in net assets from operations	23,430	20	16,398	8,023
Changes from contract transactions:
Total unit transactions	21,352	199	(9,005)	31,689

Net increase (decrease) in assets derived from principal transactions	21,352	199	(9,005)	31,689

Total increase (decrease) in net assets	44,782	219	7,393	39,712

Net assets at December 31, 2004	291,385	219	135,468	71,730

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,518)	—	(249)	(401)
Net realized gain (loss) on investments and capital gains distributions	5,156	15	(2,729)	6,507
Net unrealized appreciation (depreciation) during the year	9,694	10	13,334	(3,185)

Net increase (decrease) in net assets from operations	13,332	25	10,356	2,921
Changes from contract transactions:
Total unit transactions	(22,676)	202	(11,334)	23,485

Net increase (decrease) in assets derived from principal transactions	(22,676)	202	(11,334)	23,485

Total increase (decrease) in net assets	(9,344)	227	(978)	26,406

Net assets at December 31, 2005	$282,041	$446	$134,490	$98,136

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING Van Kampen Equity and Income Portfolio - Initial Class	ING Van Kampen Equity and Income Portfolio - Service Class	ING VP Strategic Allocation Balanced Portfolio - Class I	ING VP Strategic Allocation Growth Portfolio - Class I

Net assets at January 1, 2004	$—	$911	$58,446	$69,833

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	(12)	122	(1)
Net realized gain (loss) on investments and capital gains distributions	—	99	(563)	(482)
Net unrealized appreciation (depreciation) during the year	—	64	6,282	8,330

Net increase (decrease) in net assets from operations	—	151	5,841	7,847
Changes from contract transactions:
Total unit transactions	—	1,310	6,379	3,973

Net increase (decrease) in assets derived from principal transactions	—	1,310	6,379	3,973

Total increase (decrease) in net assets	—	1,461	12,220	11,820

Net assets at December 31, 2004	—	2,372	70,666	81,653

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,185)	(15)	333	111
Net realized gain (loss) on investments and capital gains distributions	1,167	105	235	5
Net unrealized appreciation (depreciation) during the year	29,579	(176)	2,067	3,794

Net increase (decrease) in net assets from operations	28,561	(86)	2,635	3,910
Changes from contract transactions:
Total unit transactions	316,168	(2,273)	382	(4,378)

Net increase (decrease) in assets derived from principal transactions	316,168	(2,273)	382	(4,378)

Total increase (decrease) in net assets	344,729	(2,359)	3,017	(468)

Net assets at December 31, 2005	$344,729	$13	$73,683	$81,185

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Strategic Allocation Income Portfolio - Class I	ING VP Growth and Income Portfolio - Class I	ING GET U.S. Core Portfolio - Series 1	ING GET U.S. Core Portfolio - Series 2

Net assets at January 1, 2004	$33,837	$2,310,967	$2,378	$20,639

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	274	27,423	(12)	(230)
Net realized gain (loss) on investments and capital gains distributions	52	(285,303)	11	67
Net unrealized appreciation (depreciation) during the year	2,011	406,325	49	625

Net increase (decrease) in net assets from operations	2,337	148,445	48	462
Changes from contract transactions:
Total unit transactions	286	(277,089)	(202)	(2,375)

Net increase (decrease) in assets derived from principal transactions	286	(277,089)	(202)	(2,375)

Total increase (decrease) in net assets	2,623	(128,644)	(154)	(1,913)

Net assets at December 31, 2004	36,460	2,182,323	2,224	18,726

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	403	(1,888)	17	215
Net realized gain (loss) on investments and capital gains distributions	637	(249,526)	99	429
Net unrealized appreciation (depreciation) during the year	41	382,184	(116)	(771)

Net increase (decrease) in net assets from operations	1,081	130,770	—	(127)
Changes from contract transactions:
Total unit transactions	1,625	(337,838)	(786)	(7,431)

Net increase (decrease) in assets derived from principal transactions	1,625	(337,838)	(786)	(7,431)

Total increase (decrease) in net assets	2,706	(207,068)	(786)	(7,558)

Net assets at December 31, 2005	$39,166	$1,975,255	$1,438	$11,168

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET U.S. Core Portfolio - Series 3	ING GET U.S. Core Portfolio - Series 5	ING GET U.S. Core Portfolio - Series 6	ING GET U.S. Core Portfolio - Series 7

Net assets at January 1, 2004	$207	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(745)	(4)	(23)	(2)
Net realized gain (loss) on investments and capital gains distributions	(168)	—	2	—
Net unrealized appreciation (depreciation) during the year	643	37	67	3

Net increase (decrease) in net assets from operations	(270)	33	46	1
Changes from contract transactions:
Total unit transactions	52,987	663	5,559	4,016

Net increase (decrease) in assets derived from principal transactions	52,987	663	5,559	4,016

Total increase (decrease) in net assets	52,717	696	5,605	4,017

Net assets at December 31, 2004	52,924	696	5,605	4,017

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	280	(5)	(69)	(56)
Net realized gain (loss) on investments and capital gains distributions	27	13	14	2
Net unrealized appreciation (depreciation) during the year	(688)	(4)	98	83

Net increase (decrease) in net assets from operations	(381)	4	43	29
Changes from contract transactions:
Total unit transactions	(15,422)	(55)	(1,032)	(107)

Net increase (decrease) in assets derived from principal transactions	(15,422)	(55)	(1,032)	(107)

Total increase (decrease) in net assets	(15,803)	(51)	(989)	(78)

Net assets at December 31, 2005	$37,121	$645	$4,616	$3,939

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET
	U.S. Core	U.S. Core	U.S. Core	U.S. Core
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Series 8	Series 9	Series 10	Series 11

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) during the year	—	—	—	—

Net increase (decrease) in net assets from operations	—	—	—	—
Changes from contract transactions:
Total unit transactions	—	—	—	—

Net increase (decrease) in assets derived from principal transactions	—	—	—	—

Total increase (decrease) in net assets	—	—	—	—

Net assets at December 31, 2004	—	—	—	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(21)	(2)	—	—
Net realized gain (loss) on investments and capital gains distributions	4	—	—	—
Net unrealized appreciation (depreciation) during the year	35	1	—	—

Net increase (decrease) in net assets from operations	18	(1)	—	—
Changes from contract transactions:
Total unit transactions	1,538	221	107	80

Net increase (decrease) in assets derived from principal transactions	1,538	221	107	80

Total increase (decrease) in net assets	1,556	220	107	80

Net assets at December 31, 2005	$1,556	$220	$107	$80

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP
	Global		ING VP Index
	Science and	ING VP	Plus	ING VP Index
	Technology	Growth	LargeCap	Plus MidCap
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2004	$47,295	$95,972	$503,421	$233,761

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(439)	(818)	(176)	(1,714)
Net realized gain (loss) on investments and capital gains distributions	3,927	(12,208)	(14,980)	649
Net unrealized appreciation (depreciation) during the year	(5,231)	18,062	63,400	46,443

Net increase (decrease) in net assets from operations	(1,743)	5,036	48,244	45,378
Changes from contract transactions:
Total unit transactions	(4,815)	(11,125)	10,855	82,331

Net increase (decrease) in assets derived from principal transactions	(4,815)	(11,125)	10,855	82,331

Total increase (decrease) in net assets	(6,558)	(6,089)	59,099	127,709

Net assets at December 31, 2004	40,737	89,883	562,520	361,470

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(370)	(234)	1,094	(2,004)
Net realized gain (loss) on investments and capital gains distributions	1,468	(16,707)	(21,391)	31,336
Net unrealized appreciation (depreciation) during the year	2,353	22,821	42,006	8,200

Net increase (decrease) in net assets from operations	3,451	5,880	21,709	37,532
Changes from contract transactions:
Total unit transactions	(3,636)	(16,863)	(52,096)	17,463

Net increase (decrease) in assets derived from principal transactions	(3,636)	(16,863)	(52,096)	17,463

Total increase (decrease) in net assets	(185)	(10,983)	(30,387)	54,995

Net assets at December 31, 2005	$40,552	$78,900	$532,133	$416,465

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP Index	ING VP		ING VP
	Plus	International	ING VP Small	Value
	SmallCap	Equity	Company	Opportunity
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2004	$93,931	$11,933	$167,432	$133,176

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,024)	27	(1,222)	(218)
Net realized gain (loss) on investments and capital gains distributions	1,906	1,606	5,232	(9,363)
Net unrealized appreciation (depreciation) during the year	24,020	371	16,525	19,282

Net increase (decrease) in net assets from operations	24,902	2,004	20,535	9,701
Changes from contract transactions:
Total unit transactions	39,653	403	(12,188)	(32,508)

Net increase (decrease) in assets derived from principal transactions	39,653	403	(12,188)	(32,508)

Total increase (decrease) in net assets	64,555	2,407	8,347	(22,807)

Net assets at December 31, 2004	158,486	14,340	175,779	110,369

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,121)	(6)	(1,325)	834
Net realized gain (loss) on investments and capital gains distributions	12,494	1,630	16,845	(1,227)
Net unrealized appreciation (depreciation) during the year	(333)	632	(2,434)	5,789

Net increase (decrease) in net assets from operations	11,040	2,256	13,086	5,396
Changes from contract transactions:
Total unit transactions	12,720	383	(30,136)	(17,785)

Net increase (decrease) in assets derived from principal transactions	12,720	383	(30,136)	(17,785)

Total increase (decrease) in net assets	23,760	2,639	(17,050)	(12,389)

Net assets at December 31, 2005	$182,246	$16,979	$158,729	$97,980

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP	ING VP		ING VP
	Financial	International	ING VP	MidCap
	Services	Value	MagnaCap	Opportunities
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Class I	Class I	Class I	Class I

Net assets at January 1, 2004	$—	$32,591	$1,571	$4,191

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	128	8	(57)
Net realized gain (loss) on investments and capital gains distributions	2	1,986	111	403
Net unrealized appreciation (depreciation) during the year	13	5,361	5	53

Net increase (decrease) in net assets from operations	15	7,475	124	399
Changes from contract transactions:
Total unit transactions	179	18,313	53	956

Net increase (decrease) in assets derived from principal transactions	179	18,313	53	956

Total increase (decrease) in net assets	194	25,788	177	1,355

Net assets at December 31, 2004	194	58,379	1,748	5,546

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	999	4	(57)
Net realized gain (loss) on investments and capital gains distributions	48	8,434	381	266
Net unrealized appreciation (depreciation) during the year	8	(3,085)	(262)	237

Net increase (decrease) in net assets from operations	57	6,348	123	446
Changes from contract transactions:
Total unit transactions	539	13,717	(1,871)	(715)

Net increase (decrease) in assets derived from principal transactions	539	13,717	(1,871)	(715)

Total increase (decrease) in net assets	596	20,065	(1,748)	(269)

Net assets at December 31, 2005	$790	$78,444	$—	$5,277

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		ING VP
	ING VP Real	SmallCap	ING VP
	Estate	Opportunities	Balanced	ING VP
	Portfolio -	Portfolio -	Portfolio -	Emerging
	Class I	Class I	Class I	Markets Fund

Net assets at January 1, 2004	$—	$8,045	$659,370	$8,172

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	260	(66)	6,146	(21)
Net realized gain (loss) on investments and capital gains distributions	306	571	(10,010)	869
Net unrealized appreciation (depreciation) during the year	3,298	177	57,025	674

Net increase (decrease) in net assets from operations	3,864	682	53,161	1,522
Changes from contract transactions:
Total unit transactions	23,361	(549)	(20,383)	815

Net increase (decrease) in assets derived from principal transactions	23,361	(549)	(20,383)	815

Total increase (decrease) in net assets	27,225	133	32,778	2,337

Net assets at December 31, 2004	27,225	8,178	692,148	10,509

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	603	(69)	8,354	(20)
Net realized gain (loss) on investments and capital gains distributions	1,431	749	(19,190)	4,418
Net unrealized appreciation (depreciation) during the year	2,662	(57)	30,595	(1,237)

Net increase (decrease) in net assets from operations	4,696	623	19,759	3,161
Changes from contract transactions:
Total unit transactions	15,272	530	(74,453)	(13,670)

Net increase (decrease) in assets derived from principal transactions	15,272	530	(74,453)	(13,670)

Total increase (decrease) in net assets	19,968	1,153	(54,694)	(10,509)

Net assets at December 31, 2005	$47,193	$9,331	$637,454	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	ING VP	ING VP		Janus Adviser
	Intermediate	Money	ING VP	Series
	Bond	Market	Natural	Balanced
	Portfolio -	Portfolio -	Resources	Fund -
	Class I	Class I	Trust	Class S

Net assets at January 1, 2004	$408,185	$257,477	$13,971	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	27,978	352	(14)	—
Net realized gain (loss) on investments and capital gains distributions	22,691	(180)	1,406	—
Net unrealized appreciation (depreciation) during the year	(36,125)	27	421	—

Net increase (decrease) in net assets from operations	14,544	199	1,813	—
Changes from contract transactions:
Total unit transactions	(14,984)	(40,724)	5,006	—

Net increase (decrease) in assets derived from principal transactions	(14,984)	(40,724)	5,006	—

Total increase (decrease) in net assets	(440)	(40,525)	6,819	—

Net assets at December 31, 2004	407,745	216,952	20,790	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	11,077	500	(367)	—
Net realized gain (loss) on investments and capital gains distributions	4,825	566	6,086	—
Net unrealized appreciation (depreciation) during the year	(7,637)	3,319	6,520	—

Net increase (decrease) in net assets from operations	8,265	4,385	12,239	—
Changes from contract transactions:
Total unit transactions	(10,992)	(10,626)	24,751	1

Net increase (decrease) in assets derived from principal transactions	(10,992)	(10,626)	24,751	1

Total increase (decrease) in net assets	(2,727)	(6,241)	36,990	1

Net assets at December 31, 2005	$405,018	$210,711	$57,780	$1

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Janus Aspen	Janus Aspen	Janus Aspen	Janus Aspen
	Series	Series Capital	Series	Series Large
	Balanced	Appreciation	Flexible Bond	Cap Growth
	Portfolio -	Portfolio -	Portfolio -	Portfolio -
	Institutional	Service	Institutional	Institutional
	Shares	Shares	Shares	Shares

Net assets at January 1, 2004	$385,094	$3,177	$89,994	$239,988

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	4,222	(32)	3,833	(1,962)
Net realized gain (loss) on investments and capital gains distributions	(2,816)	181	1,720	(24,092)
Net unrealized appreciation (depreciation) during the year	24,167	326	(3,208)	31,387

Net increase (decrease) in net assets from operations	25,573	475	2,345	5,333
Changes from contract transactions:
Total unit transactions	(53,724)	(414)	(14,170)	(45,820)

Net increase (decrease) in assets derived from principal transactions	(53,724)	(414)	(14,170)	(45,820)

Total increase (decrease) in net assets	(28,151)	61	(11,825)	(40,487)

Net assets at December 31, 2004	356,943	3,238	78,169	199,501

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(993)	(9)	(202)	(554)
Net realized gain (loss) on investments and capital gains distributions	(3,844)	583	(1,125)	(95,718)
Net unrealized appreciation (depreciation) during the year	(7,779)	(741)	1,045	83,526

Net increase (decrease) in net assets from operations	(12,616)	(167)	(282)	(12,746)
Changes from contract transactions:
Total unit transactions	(343,819)	(3,071)	(77,741)	(186,570)

Net increase (decrease) in assets derived from principal transactions	(343,819)	(3,071)	(77,741)	(186,570)

Total increase (decrease) in net assets	(356,435)	(3,238)	(78,023)	(199,316)

Net assets at December 31, 2005	$508	$—	$146	$185

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		Janus Aspen
	Janus Aspen	Series
	Series Mid	Worldwide
	Cap Growth	Growth		Legg Mason
	Portfolio -	Portfolio -		Value Trust,
	Institutional	Institutional	Janus Twenty	Inc. - Primary
	Shares	Shares	Fund	Class

Net assets at January 1, 2004	$459,241	$536,188	$563	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4,706)	(408)	(6)	—
Net realized gain (loss) on investments and capital gains distributions	(86,576)	(19,474)	(13)	—
Net unrealized appreciation (depreciation) during the year	170,273	32,506	152	—

Net increase (decrease) in net assets from operations	78,991	12,624	133	—
Changes from contract transactions:
Total unit transactions	(79,896)	(123,221)	34	—

Net increase (decrease) in assets derived from principal transactions	(79,896)	(123,221)	34	—

Total increase (decrease) in net assets	(905)	(110,597)	167	—

Net assets at December 31, 2004	458,336	425,591	730	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,301)	(1,202)	(2)	(8)
Net realized gain (loss) on investments and capital gains distributions	(337,444)	(188,088)	84	1
Net unrealized appreciation (depreciation) during the year	308,520	175,869	(156)	150

Net increase (decrease) in net assets from operations	(30,225)	(13,421)	(74)	143
Changes from contract transactions:
Total unit transactions	(427,622)	(411,789)	(656)	1,186

Net increase (decrease) in assets derived from principal transactions	(427,622)	(411,789)	(656)	1,186

Total increase (decrease) in net assets	(457,847)	(425,210)	(730)	1,329

Net assets at December 31, 2005	$489	$381	$—	$1,329

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

				Lord Abbett
				Series Fund -
	Lord Abbett	Lord Abbett	Lord Abbett	Growth and
	Affiliated	Mid-Cap	Small-Cap	Income
	Fund -	Value Fund -	Value Fund -	Portfolio -
	Class A	Class A	Class A	Class VC

Net assets at January 1, 2004	$—	$—	$—	$50,532

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	(1)	—
Net realized gain (loss) on investments and capital gains distributions	3	8	44	911
Net unrealized appreciation (depreciation) during the year	10	21	13	9,290

Net increase (decrease) in net assets from operations	13	29	56	10,201
Changes from contract transactions:
Total unit transactions	208	261	474	48,934

Net increase (decrease) in assets derived from principal transactions	208	261	474	48,934

Total increase (decrease) in net assets	221	290	530	59,135

Net assets at December 31, 2004	221	290	530	109,667

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	(3)	(7)	(91)
Net realized gain (loss) on investments and capital gains distributions	53	60	92	9,137
Net unrealized appreciation (depreciation) during the year	(23)	(16)	10	(6,161)

Net increase (decrease) in net assets from operations	33	41	95	2,885
Changes from contract transactions:
Total unit transactions	493	487	355	10,230

Net increase (decrease) in assets derived from principal transactions	493	487	355	10,230

Total increase (decrease) in net assets	526	528	450	13,115

Net assets at December 31, 2005	$747	$818	$980	$122,782

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Lord Abbett
	Series Fund -	Massachusetts
	Mid-Cap	Investors
	Value	Growth Stock	MFS® Total
	Portfolio -	Fund - Class	Return Series	Moderate
	Class VC	A	- Initial Class	Allocation

Net assets at January 1, 2004	$28,509	$—	$58,033	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(343)	—	358	—
Net realized gain (loss) on investments and capital gains distributions	1,906	—	257	—
Net unrealized appreciation (depreciation) during the year	12,041	16	5,989	63

Net increase (decrease) in net assets from operations	13,604	16	6,604	63
Changes from contract transactions:
Total unit transactions	54,128	164	10,121	—

Net increase (decrease) in assets derived from principal transactions	54,128	164	10,121	—

Total increase (decrease) in net assets	67,732	180	16,725	63

Net assets at December 31, 2004	96,241	180	74,758	63

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(695)	(2)	730	—
Net realized gain (loss) on investments and capital gains distributions	10,551	5	4,372	—
Net unrealized appreciation (depreciation) during the year	(152)	14	(3,639)	(63)

Net increase (decrease) in net assets from operations	9,704	17	1,463	(63)
Changes from contract transactions:
Total unit transactions	41,364	224	6,526	—

Net increase (decrease) in assets derived from principal transactions	41,364	224	6,526	—

Total increase (decrease) in net assets	51,068	241	7,989	(63)

Net assets at December 31, 2005	$147,309	$421	$82,747	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	New	New	Oppenheimer	Oppenheimer
	Perspective	Perspective	Capital	Developing
	Fund® - Class	Fund® - Class	Appreciation	Markets Fund
	R-3	R-4	Fund - Class A	- Class A

Net assets at January 1, 2004	$—	$—	$—	$6,248

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	59	(1)	324
Net realized gain (loss) on investments and capital gains distributions	—	1	—	799
Net unrealized appreciation (depreciation) during the year	16	784	15	4,988

Net increase (decrease) in net assets from operations	17	844	14	6,111
Changes from contract transactions:
Total unit transactions	187	7,794	203	25,018

Net increase (decrease) in assets derived from principal transactions	187	7,794	203	25,018

Total increase (decrease) in net assets	204	8,638	217	31,129

Net assets at December 31, 2004	204	8,638	217	37,377

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	159	(1)	573
Net realized gain (loss) on investments and capital gains distributions	31	1,586	2	7,313
Net unrealized appreciation (depreciation) during the year	12	512	12	19,198

Net increase (decrease) in net assets from operations	46	2,257	13	27,084
Changes from contract transactions:
Total unit transactions	236	11,138	86	51,007

Net increase (decrease) in assets derived from principal transactions	236	11,138	86	51,007

Total increase (decrease) in net assets	282	13,395	99	78,091

Net assets at December 31, 2005	$486	$22,033	$316	$115,468

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		Oppenheimer	Oppenheimer	Oppenheimer
	Oppenheimer	Main Street	Aggressive	Global
	Global Fund -	Fund® -	Growth	Securities
	Class A	Class A	Fund/VA	Fund/VA

Net assets at January 1, 2004	$—	$—	$4	$251,043

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	402
Net realized gain (loss) on investments and capital gains distributions	—	—	—	218
Net unrealized appreciation (depreciation) during the year	—	1	—	58,591

Net increase (decrease) in net assets from operations	—	1	—	59,211
Changes from contract transactions:
Total unit transactions	4	12	(1)	100,114

Net increase (decrease) in assets derived from principal transactions	4	12	(1)	100,114

Total increase (decrease) in net assets	4	13	(1)	159,325

Net assets at December 31, 2004	4	13	3	410,368

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	—	3,173
Net realized gain (loss) on investments and capital gains distributions	1	—	—	64,535
Net unrealized appreciation (depreciation) during the year	2	1	—	(93,326)

Net increase (decrease) in net assets from operations	3	1	—	(25,618)
Changes from contract transactions:
Total unit transactions	43	8	—	(384,039)

Net increase (decrease) in assets derived from principal transactions	43	8	—	(384,039)

Total increase (decrease) in net assets	46	9	—	(409,657)

Net assets at December 31, 2005	$50	$22	$3	$711

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		Oppenheimer
	Oppenheimer	Main Street	Oppenheimer	Pax World
	Main Street	Small Cap	Strategic Bond	Balanced
	Fund®/VA	Fund®/VA	Fund/VA	Fund

Net assets at January 1, 2004	$32	$—	$32,607	3,605

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	1,381	25
Net realized gain (loss) on investments and capital gains distributions	—	—	788	189
Net unrealized appreciation (depreciation) during the year	3	1	899	1,039

Net increase (decrease) in net assets from operations	3	1	3,068	1,253
Changes from contract transactions:
Total unit transactions	8	4	11,403	11,665

Net increase (decrease) in assets derived from principal transactions	8	4	11,403	11,665

Total increase (decrease) in net assets	11	5	14,471	12,918

Net assets at December 31, 2004	43	5	47,078	16,523

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	(3)	2,121	267
Net realized gain (loss) on investments and capital gains distributions	1	7	465	1,661
Net unrealized appreciation (depreciation) during the year	1	49	(3,306)	952

Net increase (decrease) in net assets from operations	2	53	(720)	2,880
Changes from contract transactions:
Total unit transactions	(4)	994	(46,204)	34,950

Net increase (decrease) in assets derived from principal transactions	(4)	994	(46,204)	34,950

Total increase (decrease) in net assets	(2)	1,047	(46,924)	37,830

Net assets at December 31, 2005	$41	$1,052	$154	$54,353

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

				Pioneer
	PIMCO Real			Equity
	Return		Pioneer High	Income VCT
	Portfolio -	Pioneer Fund	Yield Fund -	Portfolio -
	Admin Class	- Class A	Class A	Class I

Net assets at January 1, 2004	$—	$—	$—	$10,691

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	7	—	5	259
Net realized gain (loss) on investments and capital gains distributions	312	—	10	551
Net unrealized appreciation (depreciation) during the year	(58)	—	(1)	1,984

Net increase (decrease) in net assets from operations	261	—	14	2,794
Changes from contract transactions:
Total unit transactions	9,258	1	423	14,794

Net increase (decrease) in assets derived from principal transactions	9,258	1	423	14,794

Total increase (decrease) in net assets	9,519	1	437	17,588

Net assets at December 31, 2004	9,519	1	437	28,279

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	326	—	24	790
Net realized gain (loss) on investments and capital gains distributions	271	—	29	771
Net unrealized appreciation (depreciation) during the year	(419)	—	(42)	966

Net increase (decrease) in net assets from operations	178	—	11	2,527
Changes from contract transactions:
Total unit transactions	13,146	24	294	39,120

Net increase (decrease) in assets derived from principal transactions	13,146	24	294	39,120

Total increase (decrease) in net assets	13,324	24	305	41,647

Net assets at December 31, 2005	$22,843	$25	$742	$69,926

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

		Pioneer High	Pioneer Mid	Scudder
	Pioneer Fund	Yield VCT	Cap Value	Equity 500
	VCT Portfolio	Portfolio -	VCT Portfolio	Index Fund -
	- Class I	Class I	- Class I	Investment

Net assets at January 1, 2004	$1,522	$—	$11,735	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	3	48	(201)	—
Net realized gain (loss) on investments and capital gains distributions	85	59	623	—
Net unrealized appreciation (depreciation) during the year	136	65	5,908	—

Net increase (decrease) in net assets from operations	224	172	6,330	—
Changes from contract transactions:
Total unit transactions	855	4,296	31,599	2

Net increase (decrease) in assets derived from principal transactions	855	4,296	31,599	2

Total increase (decrease) in net assets	1,079	4,468	37,929	2

Net assets at December 31, 2004	2,601	4,468	49,664	2

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	12	260	(491)	—
Net realized gain (loss) on investments and capital gains distributions	163	144	6,603	—
Net unrealized appreciation (depreciation) during the year	29	(331)	(1,467)	1

Net increase (decrease) in net assets from operations	204	73	4,645	1
Changes from contract transactions:
Total unit transactions	1,743	2,408	23,159	63

Net increase (decrease) in assets derived from principal transactions	1,743	2,408	23,159	63

Total increase (decrease) in net assets	1,947	2,481	27,804	64

Net assets at December 31, 2005	$4,548	$6,949	$77,468	$66

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	Templeton Foreign Fund - Class A	Templeton Growth Fund, Inc. - Class A	Templeton Global Bond Fund - Class A

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	6	1	57
Net realized gain (loss) on investments and capital gains distributions	34	1	2	8
Net unrealized appreciation (depreciation) during the year	27	47	3	368

Net increase (decrease) in net assets from operations	61	54	6	433
Changes from contract transactions:
Total unit transactions	558	396	55	6,342

Net increase (decrease) in assets derived from principal transactions	558	396	55	6,342

Total increase (decrease) in net assets	619	450	61	6,775

Net assets at December 31, 2004	619	450	61	6,775

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(4)	5	4	450
Net realized gain (loss) on investments and capital gains distributions	43	48	21	9
Net unrealized appreciation (depreciation) during the year	4	2	—	(921)

Net increase (decrease) in net assets from operations	43	55	25	(462)
Changes from contract transactions:
Total unit transactions	113	132	285	9,028

Net increase (decrease) in assets derived from principal transactions	113	132	285	9,028

Total increase (decrease) in net assets	156	187	310	8,566

Net assets at December 31, 2005	$775	$637	$371	$15,341

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	The Growth Fund of America® - Class R-3	The Growth Fund of America® - Class R-4	The Income Fund of America® - Class R-3	UBS U.S. Small Cap Growth Fund - Class A

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	101	1	—
Net realized gain (loss) on investments and capital gains distributions	—	1	1	1
Net unrealized appreciation (depreciation) during the year	85	3,538	5	5

Net increase (decrease) in net assets from operations	85	3,640	7	6
Changes from contract transactions:
Total unit transactions	1,235	47,701	103	42

Net increase (decrease) in assets derived from principal transactions	1,235	47,701	103	42

Total increase (decrease) in net assets	1,320	51,341	110	48

Net assets at December 31, 2004	1,320	51,341	110	48

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2)	9	5	—
Net realized gain (loss) on investments and capital gains distributions	47	1,791	10	3
Net unrealized appreciation (depreciation) during the year	323	14,129	(9)	1

Net increase (decrease) in net assets from operations	368	15,929	6	4
Changes from contract transactions:
Total unit transactions	2,206	77,860	179	21

Net increase (decrease) in assets derived from principal transactions	2,206	77,860	179	21

Total increase (decrease) in net assets	2,574	93,789	185	25

Net assets at December 31, 2005	$3,894	$145,130	$295	$73

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Vanguard® 500 Index Fund - Investor Shares	Diversified Value Portfolio	Equity Income Portfolio	Small Company Growth Portfolio

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	(1)	—
Net realized gain (loss) on investments and capital gains distributions	—	—	—	—
Net unrealized appreciation (depreciation) during the year	(5)	—	17	—

Net increase (decrease) in net assets from operations	(5)	—	16	—
Changes from contract transactions:
Total unit transactions	18	—	192	—

Net increase (decrease) in assets derived from principal transactions	18	—	192	—

Total increase (decrease) in net assets	13	—	208	—

Net assets at December 31, 2004	13	—	208	—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	—	—	3	—
Net realized gain (loss) on investments and capital gains distributions	2	—	13	—
Net unrealized appreciation (depreciation) during the year	5	2	(8)	—

Net increase (decrease) in net assets from operations	7	2	8	—
Changes from contract transactions:
Total unit transactions	(20)	61	24	—

Net increase (decrease) in assets derived from principal transactions	(20)	61	24	—

Total increase (decrease) in net assets	(13)	63	32	—

Net assets at December 31, 2005	$—	$63	$240	$—

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Statements of Changes in Net Assets
For the years ended December 31, 2005 and 2004
(Dollars in thousands)

	Wanger Select	Wanger U.S. Smaller Companies	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4

Net assets at January 1, 2004	$—	$—	$—	$—

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(8)	(7)	5	124
Net realized gain (loss) on investments and capital gains distributions	205	(9)	10	299
Net unrealized appreciation (depreciation) during the year	90	236	54	1,462

Net increase (decrease) in net assets from operations	287	220	69	1,885
Changes from contract transactions:
Total unit transactions	1,940	1,935	1,163	33,974

Net increase (decrease) in assets derived from principal transactions	1,940	1,935	1,163	33,974

Total increase (decrease) in net assets	2,227	2,155	1,232	35,859

Net assets at December 31, 2004	2,227	2,155	1,232	35,859

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(46)	(54)	16	518
Net realized gain (loss) on investments and capital gains distributions	203	52	37	982
Net unrealized appreciation (depreciation) during the year	428	627	(2)	248

Net increase (decrease) in net assets from operations	585	625	51	1,748
Changes from contract transactions:
Total unit transactions	4,173	6,477	894	28,664

Net increase (decrease) in assets derived from principal transactions	4,173	6,477	894	28,664

Total increase (decrease) in net assets	4,758	7,102	945	30,412

Net assets at December 31, 2005	$6,985	$9,257	$2,177	$66,271

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

1.	Organization

ING Life Insurance and Annuity Company Variable Annuity Account C (the “Account”) was established by ING Life Insurance and Annuity Company (“ILIAC” or the “Company”) to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect wholly owned subsidiary of ING America Insurance Holdings, Inc. (“ING AIH”), an insurance holding company domiciled in the State of Delaware. ING AIH is an indirect wholly owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the contractowners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

At December 31, 2005, the Account had 177 investment divisions (the “Divisions”), 81 of which invest in independently managed mutual funds and 96 of which invest in mutual funds managed by affiliates, either ING Investments, LLC, Directed Services, Inc., or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). Investment Divisions with asset balances at December 31, 2005 and related Trusts are as follows:

AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A*
AIM Small Cap Growth Fund - Class A*
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class**
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares
AIM V.I. Core Equity Fund - Series I Shares
AIM V.I. Growth Fund - Series I Shares
AIM V.I. Premier Equity Fund - Series I Shares
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A*
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A*
Allianz Funds:
Allianz NFJ Small-Cap Value Fund - Class A*
American Century Quantitative Equity Funds:
American Century Income & Growth Fund - Advisor Class

American Funds®:
American Balanced Fund® - Class R-3*
Ariel Investment Trust:
Ariel Appreciation Fund*
Ariel Fund*
Baron Funds Investment Trust:
Baron Asset Fund*
Baron Growth Fund
Calvert Variable Series, Inc:
Calvert Social Balanced Portfolio
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3*
EuroPacific Growth Fund® - Class R-4*
Evergreen Special Values Fund:
Evergreen Special Values Fund - Class A
Fidelity Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T*

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R*
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A*
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Hibernia Funds:
Hibernia Mid Cap Equity Fund - Class A**
ING Equity Trust:
ING Financial Services Fund - Class A*
ING Real Estate Fund - Class A*
ING Funds Trust:
ING GNMA Income Fund - Class A*
ING Intermediate Bond Fund - Class A*
ING GET Fund:
ING GET Fund - Series L
ING GET Fund - Series Q
ING GET Fund - Series S
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class**
ING Evergreen Health Sciences Portfolio - Class S**
ING FMRSM Diversified Mid Cap Portfolio - Service Class**
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class**
ING JPMorgan Emerging Markets Equity Portfolio - Service Class**
ING JPMorgan Small Cap Equity Portfolio - Service Class**
ING Julius Baer Foreign Portfolio - Service Class*
ING Legg Mason Value Portfolio - Service Class**
ING Marsico Growth Portfolio - Service Class**
ING Marsico International Opportunities Portfolio - Service Class**
ING MFS Total Return Portfolio - Service Class
ING MFS Utilities Portfolio - Service Class**
ING Oppenheimer Main Street Portfolio® - Service Class**
ING PIMCO High Yield Portfolio - Service Class**
ING Stock Index Portfolio - Institutional Class**
ING T. Rowe Price Capital Appreciation Portfolio - Service Class**
ING T. Rowe Price Equity Income Portfolio - Service Class
ING Van Kampen Growth and Income Portfolio - Service Class**

ING Mutual Funds:
ING International Fund - Class Q**
ING International SmallCap Fund - Class A**
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING American Century Select Portfolio - Initial Class**
ING American Century Select Portfolio - Service Class
ING American Century Small Cap Value Portfolio - Service Class
ING Baron Small Cap Growth Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
ING Goldman Sachs® Capital Growth Portfolio - Service Class
ING JPMorgan Fleming International Portfolio - Initial Class
ING JPMorgan Fleming International Portfolio - Service Class**
ING JPMorgan Mid Cap Value Portfolio - Service Class
ING MFS Capital Opportunities Portfolio - Initial Class
ING OpCap Balanced Value Portfolio - Service Class
ING Oppenheimer Global Portfolio - Initial Class**
ING Oppenheimer Global Portfolio - Service Class
ING Oppenheimer Strategic Income Portfolio - Initial Class**
ING PIMCO Total Return Portfolio - Service Class
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
ING Salomon Brothers Aggressive Growth Portfolio - Service Class*
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class**
ING Solution 2015 Portfolio - Adviser Class**
ING Solution 2015 Portfolio - Service Class**
ING Solution 2025 Portfolio - Adviser Class**
ING Solution 2025 Portfolio - Service Class**
ING Solution 2035 Portfolio - Adviser Class**
ING Solution 2035 Portfolio - Service Class**
ING Solution 2045 Portfolio - Adviser Class**
ING Solution 2045 Portfolio - Service Class**
ING Solution Income Portfolio - Adviser Class**
ING Solution Income Portfolio - Service Class**
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class**
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING T. Rowe Price Growth Equity Portfolio - Service Class*
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
ING Van Kampen Comstock Portfolio - Service Class
ING Van Kampen Equity and Income Portfolio - Initial Class**
ING Van Kampen Equity and Income Portfolio - Service Class

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

ING Strategic Allocation Portfolio, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I
ING VP Strategic Allocation Growth Portfolio - Class I
ING VP Strategic Allocation Income Portfolio - Class I
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1
ING GET U.S. Core Portfolio - Series 2
ING GET U.S. Core Portfolio - Series 3
ING GET U.S. Core Portfolio - Series 5*
ING GET U.S. Core Portfolio - Series 6*
ING GET U.S. Core Portfolio - Series 7*
ING GET U.S. Core Portfolio - Series 8**
ING GET U.S. Core Portfolio - Series 9**
ING GET U.S. Core Portfolio - Series 10**
ING GET U.S. Core Portfolio - Series 11**
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I
ING VP Growth Portfolio - Class I
ING VP Index Plus LargeCap Portfolio - Class I
ING VP Index Plus MidCap Portfolio - Class I
ING VP Index Plus SmallCap Portfolio - Class I
ING VP International Equity Portfolio - Class I
ING VP Small Company Portfolio - Class I
ING VP Value Opportunity Portfolio - Class I
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I*
ING VP International Value Portfolio - Class I
ING VP MidCap Opportunities Portfolio - Class I
ING VP Real Estate Portfolio - Class I*
ING VP SmallCap Opportunities Portfolio - Class I
ING VP Balanced Portfolio, Inc.:
ING VP Balanced Portfolio - Class I
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I
ING VP Money Market Portfolio - Class I:
ING VP Money Market Portfolio - Class I
ING VP Natural Resources Trust:
ING VP Natural Resources Trust
Janus Adviser Series:
Janus Adviser Series Balanced Fund - Class S*
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class**

Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A*
Lord Abbett MidCap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund - Class A*
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A*
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A*
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class
New Perspective Fund®, Inc.:
New Perspective Fund® - Class R-3*
New Perspective Fund® - Class R-4*
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A*
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A*
Oppenheimer Main Street Fund®, Inc.:
Oppenheimer Main Street Fund® - Class A*
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA
Oppenheimer Global Securities Fund/VA
Oppenheimer Main Street Fund®/VA
Oppenheimer Main Street Small Cap Fund®/VA*
Oppenheimer Strategic Bond Fund/VA
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class*
Pioneer Fund:
Pioneer Fund - Class A*
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A*
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I
Pioneer Fund VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I*
Pioneer Mid Cap Value VCT Portfolio - Class I
Scudder Equity 500 Index Fund:
Scudder Equity 500 Index Fund – Investment*
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class*
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A*
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A*
Templeton Income Trust:
Templeton Global Bond Fund - Class A*

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3*
The Growth Fund of America® - Class R-4*
The Income Fund of America®, Inc.:
The Income Fund of America® - Class R-3*
The UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A*
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio**
Equity Income Portfolio*
Small Company Growth Portfolio**

Wanger Advisors Trust:
Wanger Select*
Wanger U.S. Smaller Companies*
Washington Mutual Investors FundSM Inc.:
Washington Mutual Investors FundSM - Class R-3*
Washington Mutual Investors FundSM - Class R-4*

* Division added in 2004
** Division added in 2005

The names of certain Divisions were changed during 2005. The following is a summary of current and former names for those Divisions:

Current Name

Allianz Funds:
Allianz NFJ Small-Cap Value Fund - Class A
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class
ING Davis Venture Value Portfolio - Service Class
ING Fundamental Research Portfolio - Service Class
Janus Adviser Series:
Janus Adviser Series Balanced Fund - Class S
Janus Aspen Series:
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares

Former Name

PIMCO Funds:
PIMCO NFJ Small-Cap Value Fund - Class A
ING Partners, Inc.:
ING Salomon Brothers Investors Value Portfolio - Service Class
ING Salomon Brothers Fundamental Value Portfolio - Service Class
ING Aeltus Enhanced Index Portfolio - Service Class
Janus Adviser Series:
Janus Adviser Series Balanced Fund - Class I
Janus Aspen Series:
Janus Aspen Series Growth Portfolio - Institutional Shares

During 2005, the following Divisions were closed to contractowners:

AIM Health Sciences Fund - Investor Class
ING GET Fund - Series H
ING GET Fund - Series I
ING GET Fund - Series J
ING GET Fund - Series K
ING VP Emerging Markets Fund
ING VP MagnaCap Portfolio - Class I
Janus Aspen Series Capital Appreciation Portfolio - Service Shares
Janus Twenty Fund
Moderate Allocation Portfolio
Vanguard® 500 Index Fund - Investor Shares

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

The following Divisions were offered during 2005, but had no investments as of December 31, 2005:

AIM Charter Fund - Class A
AIM Constellation Fund - Class A
AIM Dynamics Fund - Investor Class
AIM Income Fund - Class A
AIM Premier Equity Fund - Class A
AIM V.I. Capital Appreciation Fund - Series II Shares
AIM V.I. Core Equity Fund - Series II Shares
AIM V.I. Premier Equity Fund - Series II Shares
AIM Weingarten Fund - Class A
American Century Ultra® Fund - Advisor Class
Calvert Capital Accumulation Fund - Class A
Citizens Core Growth Fund - Administrative Shares
Citizens Emerging Growth Fund - Administrative Shares
Citizens Global Equity Fund - Administrative Shares
Fidelity® Advisor Balanced Fund - Class T
Fidelity® Advisor Equity Growth Fund - Class T
Fidelity® Advisor Equity Income Fund - Class T
Fidelity® Advisor Growth Opportunities Fund - Class T
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Contrafund® Portfolio - Service Class 2
Fidelity® VIP Equity-Income Portfolio - Service Class 2
Fidelity® VIP Growth Portfolio - Service Class 2
Fidelity® VIP Mid Cap Portfolio - Initial Class
Franklin Balance Sheet Investment Fund - Class A
Goldman Sachs Capital Growth Fund - Class A
Goldman Sachs International Equity Fund - Class A
ING Aeltus Money Market Fund - Class A
ING American Century Large Company Value Portfolio - Adviser Class
ING American Century Select Portfolio - Adviser Class
ING American Century Small Cap Value Portfolio - Adviser Class
ING Balanced Fund - Class A
ING Baron Small Cap Growth Portfolio - Adviser Class
ING Equity Income Fund - Class A
ING Evergreen Omega Portfolio - Institutional Class
ING FMRSM Earnings Growth Portfolio - Institutional Class
ING Fundamental Research Portfolio - Adviser Class
ING Global Science and Technology Fund - Class A
ING Global Value Choice Fund - Class A
ING Goldman Sachs® Core Equity Portfolio - Adviser Class
ING Growth Fund - Class A
ING Index Plus LargeCap Fund - Class A
ING Index Plus MidCap Fund - Class A
ING Index Plus SmallCap Fund - Class A
ING International Growth Fund - Class A
ING International Value Fund - Class A
ING JPMorgan Emerging Markets Equity Portfolio - Adviser Class
ING JPMorgan Fleming International Portfolio - Adviser Class
ING JPMorgan Mid Cap Value Portfolio - Adviser Class

ING Julius Baer Foreign Portfolio - Institutional Class
ING LargeCap Growth Fund - Class A
ING Legg Mason Value Portfolio - Institutional Class
ING MFS Capital Opportunities Portfolio - Adviser Class
ING MFS Capital Opportunities Portfolio - Service Class
ING MFS Total Return Portfolio - Adviser Class
ING Oppenheimer Global Portfolio - Adviser Class
ING Oppenheimer Strategic Income Portfolio - Adviser Class
ING Oppenheimer Strategic Income Portfolio - Service Class
ING PIMCO Total Return Portfolio - Adviser Class
ING Pioneer Fund Portfolio - Institutional Class
ING Salomon Brothers Aggressive Growth Portfolio - Adviser Class
ING Salomon Brothers Large Cap Growth Portfolio - Adviser Class
ING Salomon Brothers Large Cap Growth Portfolio - Service Class
ING Small Company Fund - Class A
ING SmallCap Opportunities Fund - Class A
ING Strategic Allocation Balanced Fund - Class A
ING Strategic Allocation Growth Fund - Class A
ING Strategic Allocation Income Fund - Class A
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
ING T. Rowe Price Equity Income Portfolio - Adviser Class
ING T. Rowe Price Growth Equity Portfolio - Adviser Class
ING UBS U.S. Large Cap Equity Portfolio - Service Class
ING Van Kampen Comstock Portfolio - Adviser Class
ING Van Kampen Comstock Portfolio - Initial Class
ING Van Kampen Equity and Income Portfolio - Adviser Class
ING VP Global Science and Technology Portfolio - Class S
ING VP Growth Portfolio - Class S
ING VP Index Plus LargeCap Portfolio - Class S
ING VP Index Plus MidCap Portfolio - Class S
ING VP Index Plus SmallCap Portfolio - Class S
ING VP International Equity Portfolio - Class S
ING VP International Value Portfolio - Class S
ING VP MidCap Opportunities Portfolio - Class S
ING VP Small Company Portfolio - Class S
ING VP SmallCap Opportunities Portfolio - Class S
ING VP Value Opportunity Portfolio - Class S
Janus Adviser Series Flexible Bond Fund - Class S
Janus Adviser Series Forty Fund - Class S
Janus Adviser Series Large Cap Growth Fund - Class S
Janus Adviser Series Mid Cap Growth Fund - Class S

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Janus Adviser Series Worldwide Fund - Class S
Jennison Equity Opportunity Fund - Class A
Jennison Growth Fund - Class A
Lazard Emerging Markets Portfolio - Open Shares
Lazard International Equity Portfolio - Open Shares
Lazard Small Cap Portfolio - Open Shares
Legg Mason Special Investment Trust, Inc. - Primary Class
LKCM Aquinas Growth Fund
MFS® Capital Opportunities Fund - Class A
MFS® Emerging Growth Fund - Class A
MFS® Global Equity Fund - Class A
MFS® Research Fund - Class A

MFS® Total Return Fund - Class A
Oppenheimer Capital Income Fund - Class A
Oppenheimer Core Bond Fund - Class A
Oppenheimer High Yield Fund - Class A
Pioneer Equity Income Fund - Class A
Pioneer Equity-Income VCT Portfolio - Class II
Pioneer Fund VCT Portfolio - Class II
Pioneer Growth Shares - Class A
Pioneer Mid Cap Value VCT Portfolio - Class II
T. Rowe Price Science and Technology Fund - Advisor Class
T. Rowe Price Value Fund - Advisor Class
The Growth Fund of America® - Class A

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the contractowners are excluded in the determination of the federal income tax liability of ILIAC.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Contractowner Reserves

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves of the Company are represented by net assets on the Statement of Assets and Liabilities and are equal to the aggregate account values of the contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

3.	Charges and Fees

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

Mortality and Expense Risk Charges

ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

Administrative Charges

A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Contract Maintenance Charges

For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, and currently ranges up to 7%, as specified in the Contract.

Premium Taxes

For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the contractowner’s state of residence and currently ranges up to 4.0% of premiums.

Other Contract Charges

For certain Contracts, an additional annual charge of 1.0% is deducted daily from the accumulation value of Contracts for contractowners who select the Five-Year Guaranteed Minimum Income feature.

4.	Related Party Transactions

During the year ended December 31, 2005, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING Equity Trust, ING GET Fund, ING Series Fund, Inc., ING VP Intermediate Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolio, Inc., ING Strategic Allocation Portfolios, Inc., ING Variable Funds, ING Variable Insurance Trust, ING Variable Portfolios, Inc., and ING VP Natural Resources Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust.

In addition, management fees were paid to ILIAC in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.10% to 1.00% of the average net assets of each respective Fund of the Trust.

Management fees were also paid indirectly to Directed Services, Inc., an affiliate of the Company, in its capacity as investment manager to ING Investors Trust. The Fund’s advisory agreement provided for a fee at an annual rate ranging from 0.26% to 1.25% of the average net assets of each respective Portfolio.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

5.	Fund of Funds

The Account had one Lifestyle Fund, “Moderate Allocation Portfolio” at December 31, 2004 which invested in other Divisions of the Account, as well as in fixed interest divisions, which are not part of the Account. As of December 31, 2005 the fund was closed to contractowners and had no net assets.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	$73	$81	$197	$3
AIM Small Cap Growth Fund - Class A	10	2	—	—
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	67	1	—	—
AIM Sector Funds:
AIM Health Sciences Fund - Investor Class	34	56	19	—
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	1,852	4,568	1,654	2,937
AIM V.I. Core Equity Fund - Series I Shares	1,610	9,287	2,162	9,311
AIM V.I. Growth Fund - Series I Shares	1,413	3,513	2,126	2,899
AIM V.I. Premier Equity Fund - Series I Shares	944	4,403	1,643	4,004
Alliance Bernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	19	1	20	—
Alliance Bernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	213	10	57	9
Allianz Funds:
Allianz NFJ Small-Cap Value Fund - Class A	367	15	48	—
American Century Quantitative Equity Funds:
American Century Income & Growth Fund - Advisor Class	2,172	886	2,231	701
American Funds®:
American Balanced Fund® - Class R-3	2,545	136	1,273	33
Ariel Investment Trust:
Ariel Appreciation Fund	227	19	184	3
Ariel Fund	449	35	148	1
Baron Funds Investment Trust:
Baron Asset Fund	268	16	130	1
Baron Growth Fund	769	132	351	1
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	8,974	10,949	9,157	7,544
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	584	36	524	25
EuroPacific Growth Fund® - Class R-4	42,048	2,379	17,240	2,246
Evergreen Special Values Fund:
Evergreen Special Values Fund - Class A	33,472	3,597	28,102	1,963
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	205	18	385	5

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	$1,284	$3,160	$4,627	$6,533
Fidelity® VIP Contrafund® Portfolio - Initial Class	150,739	23,125	107,499	21,985
Fidelity® VIP Equity-Income Portfolio - Initial Class	39,164	44,472	57,164	14,598
Fidelity® VIP Growth Portfolio - Initial Class	7,925	71,418	21,802	34,986
Fidelity® VIP High Income Portfolio - Initial Class	10,475	9,011	5,887	7,888
Fidelity® VIP Index 500 Portfolio - Initial Class	8,157	11,676	11,965	5,993
Fidelity® VIP Overseas Portfolio - Initial Class	18,623	21,649	26,271	19,814
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	474	14	168	1
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	264	38	62	—
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	26,772	9,218	35,727	8,457
Hibernia Funds:
Hibernia Mid Cap Equity Fund - Class A	7,118	7,096	—	—
ING Equity Trust:
ING Financial Services Fund - Class A	42	—	14	5
ING Real Estate Fund - Class A	784	123	264	1
ING Funds Trust:
ING GNMA Income Fund - Class A	414	93	533	128
ING Intermediate Bond Fund - Class A	415	111	540	4
ING GET Fund:
ING GET Fund - Series H	657	13,537	837	5,364
ING GET Fund - Series I	39	778	36	332
ING GET Fund - Series J	25	356	16	38
ING GET Fund - Series K	95	1,375	57	397
ING GET Fund - Series L	24	82	36	359
ING GET Fund - Series Q	202	759	150	614
ING GET Fund - Series S	1,405	10,017	1,379	9,609
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	1,427	319	—	—
ING Evergreen Health Sciences Portfolio - Class S	1,596	163	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	7,206	2,811	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	17,464	1,993	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	8,314	2,167	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	335	54	—	—
ING Julius Baer Foreign Portfolio - Service Class	11,130	4,039	2,216	929
ING Legg Mason Value Portfolio - Service Class	1,653	13	—	—
ING Marsico Growth Portfolio - Service Class	1,172	55	—	—
ING Marsico International Opportunities Portfolio - Service Class	1,703	473	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Investors Trust (continued):
ING MFS Total Return Portfolio - Service Class	$17,371	$4,100	$19,854	$716
ING MFS Utilities Portfolio - Service Class	1,501	302	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	208	2	—	—
ING PIMCO High Yield Portfolio - Service Class	4,307	2,885	—	—
ING Stock Index Portfolio - Institutional Class	24,638	1,885	—	—
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	18,748	14	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	26,141	1,792	26,224	805
ING Van Kampen Growth and Income Portfolio - Service Class	8,256	—	—	—
ING Mutual Funds:
ING International Fund - Class Q	2	—	—	—
ING International SmallCap Fund - Class A	284	50	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	616	1,961	3,414	2,078
ING American Century Select Portfolio - Initial Class	172,434	27,207	—	—
ING American Century Select Portfolio - Service Class	241	2,162	2,189	2,382
ING American Century Small Cap Value Portfolio - Service Class	9,722	2,504	20,538	3,062
ING Baron Small Cap Growth Portfolio - Service Class	26,656	10,987	39,264	5,510
ING Davis Venture Value Portfolio - Service Class	743	3,997	3,462	3,271
ING Fundamental Research Portfolio - Service Class	473	541	2,645	2,038
ING Goldman Sachs® Capital Growth Portfolio - Service Class	775	308	761	204
ING JPMorgan Fleming International Portfolio - Initial Class	24,688	35,386	27,535	36,640
ING JPMorgan Fleming International Portfolio - Service Class	3	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Service Class	15,265	5,322	10,789	1,764
ING MFS Capital Opportunities Portfolio - Initial Class	6,758	31,928	3,975	28,297
ING OpCap Balanced Value Portfolio - Service Class	1,335	5,590	11,582	1,728
ING Oppenheimer Global Portfolio - Initial Class	815,706	67,337	—	—
ING Oppenheimer Global Portfolio - Service Class	1,670	3,745	2,922	2,188
ING Oppenheimer Strategic Income Portfolio - Initial Class	134,851	18,339	—	—
ING PIMCO Total Return Portfolio - Service Class	29,037	17,327	23,537	12,278
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	8,281	44,354	8,616	40,713
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	17	1	89	74
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	4,730	803	—	—
ING Solution 2015 Portfolio - Adviser Class	452	15	—	—
ING Solution 2015 Portfolio - Service Class	2,058	129	—	—
ING Solution 2025 Portfolio - Adviser Class	264	—	—	—
ING Solution 2025 Portfolio - Service Class	1,880	18	—	—
ING Solution 2035 Portfolio - Adviser Class	435	2	—	—
ING Solution 2035 Portfolio - Service Class	1,150	9	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Partners, Inc. (continued):
ING Solution 2045 Portfolio - Adviser Class	$255	$—	$—	$—
ING Solution 2045 Portfolio - Service Class	923	366	—	—
ING Solution Income Portfolio - Adviser Class	43	3	—	—
ING Solution Income Portfolio - Service Class	339	4	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	414,839	46,638	—	17
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	958	9,688	5,699	6,093
ING T. Rowe Price Growth Equity Portfolio - Initial Class	14,955	39,142	34,665	15,692
ING T. Rowe Price Growth Equity Portfolio - Service Class	327	125	199	—
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	8,289	19,867	6,956	16,324
ING Van Kampen Comstock Portfolio - Service Class	36,332	9,633	37,045	5,632
ING Van Kampen Equity and Income Portfolio - Initial Class	336,044	21,761	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	4,026	6,314	1,803	505
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	12,839	12,121	14,729	8,228
ING VP Strategic Allocation Growth Portfolio - Class I	8,215	12,480	11,072	7,100
ING VP Strategic Allocation Income Portfolio - Class I	15,080	13,050	12,768	12,208
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	26,103	365,769	95,716	345,382
ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	105	809	17	229
ING GET U.S. Core Portfolio - Series 2	792	7,686	163	2,768
ING GET U.S. Core Portfolio - Series 3	1,719	16,800	72,277	20,035
ING GET U.S. Core Portfolio - Series 5	17	66	673	14
ING GET U.S. Core Portfolio - Series 6	556	1,657	6,826	1,290
ING GET U.S. Core Portfolio - Series 7	482	645	4,344	330
ING GET U.S. Core Portfolio - Series 8	1,871	353	—	—
ING GET U.S. Core Portfolio - Series 9	276	57	—	—
ING GET U.S. Core Portfolio - Series 10	108	1	—	—
ING GET U.S. Core Portfolio - Series 11	80	—	—	—
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	9,865	13,869	12,570	17,824
ING VP Growth Portfolio - Class I	2,954	20,048	5,054	16,997
ING VP Index Plus LargeCap Portfolio - Class I	22,393	73,381	60,182	49,503
ING VP Index Plus MidCap Portfolio - Class I	62,740	20,754	85,765	5,148
ING VP Index Plus SmallCap Portfolio - Class I	36,307	16,089	45,854	6,578
ING VP International Equity Portfolio - Class I	11,254	10,878	10,372	9,942
ING VP Small Company Portfolio - Class I	12,981	42,294	14,104	27,514
ING VP Value Opportunity Portfolio - Class I	11,867	28,815	6,785	39,511

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	$1,022	$470	$199	$18
ING VP International Value Portfolio - Class I	34,818	16,031	28,395	9,954
ING VP MagnaCap Portfolio - Class I	4,004	5,694	574	513
ING VP MidCap Opportunities Portfolio - Class I	914	1,685	3,343	2,444
ING VP Real Estate Portfolio - Class I	22,323	6,446	24,030	124
ING VP SmallCap Opportunities Portfolio - Class I	4,749	4,288	2,250	2,865
ING VP Balanced Portfolio - Class I:
ING VP Balanced Portfolio - Class I	33,130	99,210	37,540	51,777
ING VP Emerging Markets Fund:
ING VP Emerging Markets Fund	20,710	34,400	14,135	13,341
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	61,080	58,882	125,882	96,548
ING VP Money Market Portfolio - Class I:
ING VP Money Market Portfolio - Class I	76,707	86,828	70,314	110,686
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	40,080	14,225	10,592	5,600
Janus Adviser Series:
Janus Adviser Series Balanced Fund - Class S	—	—	—	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1,674	346,487	18,989	68,491
Janus Aspen Series Capital Appreciation Portfolio - Service Shares	779	3,859	645	1,091
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	1,399	79,337	13,791	23,472
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	2,985	190,109	6,738	54,520
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	436	429,358	6,887	91,489
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	3,249	416,240	15,748	139,377
Janus Twenty Fund:
Janus Twenty Fund	23	682	98	70
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	1,191	13	—	—
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	635	92	211	—
Lord Abbett MidCap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund - Class A	577	39	270	1
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	465	26	525	9
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	26,335	9,003	50,385	580
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	54,636	5,406	57,843	2,780

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	$274	$52	$164	$—
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	20,517	10,187	14,888	4,409
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	1	1	1	1
New Perspective Fund®, Inc.:
New Perspective Fund® - Class R-3	283	15	189	1
New Perspective Fund® - Class R-4	15,811	3,213	7,868	15
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	105	20	203	1
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	68,513	13,663	33,022	7,521
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	46	3	4	—
Oppenheimer Main Street Fund®, Inc.:
Oppenheimer Main Street Fund® - Class A	12	4	12	—
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	—	1	—	1
Oppenheimer Global Securities Fund/VA	25,715	406,580	111,120	10,604
Oppenheimer Main Street Fund®/VA	1	5	13	5
Oppenheimer Main Street Small Cap Fund®/VA	1,077	86	4	—
Oppenheimer Strategic Bond Fund/VA	8,480	52,563	21,163	8,379
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund	40,205	3,803	14,148	2,458
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	16,629	2,910	12,094	2,557
Pioneer Fund:
Pioneer Fund - Class A	25	2	1	—
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	433	85	438	—
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	42,650	2,739	17,956	2,903
Pioneer Fund VCT Portfolio - Class I	2,433	678	1,317	459
Pioneer High Yield VCT Portfolio - Class I	4,236	1,368	9,849	5,505
Pioneer Mid Cap Value VCT Portfolio - Class I	35,675	8,916	32,841	1,225
Scudder Equity 500 Index Fund:
Scudder Equity 500 Index Fund - Investment	66	2	2	—
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	228	81	605	13
Templeton Funds, Inc.
Templeton Foreign Fund - Class A	282	114	404	1

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year ended December 31
	2005		2004

	Purchases	Sales	Purchases	Sales

	(Dollars in thousands)
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	$335	$27	$60	$2
Templeton Income Trust:
Templeton Global Bond Fund - Class A	15,950	6,471	6,516	117
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	2,371	138	1,249	14
The Growth Fund of America® - Class R-4	86,087	7,175	47,831	29
The Income Fund of America®, Inc:
The Income Fund of America® - Class R-3	242	51	105	—
THE UBS Funds:
UBS U.S. Small Cap Growth Fund - Class A	25	1	48	5
Vanguard® Index Funds:
Vanguard® 500 Index Fund - Investor Shares	2	22	18	—
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	61	—	—	—
Equity Income Portfolio	55	15	193	2
Small Company Growth Portfolio	—	—	—	—
Wanger Advisors Trust:
Wanger Select	4,675	338	4,017	2,085
Wanger U.S. Smaller Companies	6,750	327	3,826	1,898
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM - Class R-3	1,078	138	1,189	11
Washington Mutual Investors FundSM - Class R-4	31,504	1,420	34,398	1

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

7.	Changes in Units

The changes in units outstanding were as follows:

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AIM Growth Series:
AIM Mid Cap Core Equity Fund - Class A	5,274	7,073	(1,799)	18,089	363	17,726
AIM Small Cap Growth Fund - Class A	828	159	669	2	—	2
AIM Investment Funds:
AIM Global Health Care Fund - Investor Class	3,216	1,026	2,190	—	—	—
AIM Sector Funds:
AIM Health Sciences Fund - Investor Class	3,384	5,505	(2,121)	2,121	—	2,121
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund - Series I Shares	657,564	938,403	(280,839)	742,209	869,850	(127,641)
AIM V.I. Core Equity Fund - Series I Shares	652,531	1,582,206	(929,675)	1,291,268	2,215,263	(923,995)
AIM V.I. Growth Fund - Series I Shares	641,539	979,129	(337,590)	1,145,485	1,259,825	(114,340)
AIM V.I. Premier Equity Fund - Series I Shares	583,392	1,036,124	(452,732)	751,710	1,080,717	(329,007)
Alliance Bernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	4,757	3,013	1,744	2,045	—	2,045
Alliance Bernstein Variable Products Series Fund, Inc.:
AllianceBernstein VPSF Growth and Income Portfolio Class A	25,397	7,513	17,884	5,250	825	4,425
Allianz Funds:
Allianz NFJ Small-Cap Value Fund - Class A	30,481	4,480	26,001	4,379	1	4,378
American Century Quantitative Equity Funds:
American Century Income & Growth Fund - Advisor Class	190,518	84,539	105,979	235,587	74,839	160,748
American Funds®:
American Balanced Fund® - Class R-3	319,031	99,566	219,465	123,582	3,442	120,140
Ariel Investment Trust:
Ariel Appreciation Fund	19,958	2,090	17,868	17,879	265	17,614
Ariel Fund	48,071	15,132	32,939	13,247	55	13,192

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Baron Funds Investment Trust:
Baron Asset Fund	24,239	5,490	18,749	11,207	120	11,087
Baron Growth Fund	77,196	27,783	49,413	32,446	27	32,419
Calvert Variable Series, Inc.:
Calvert Social Balanced Portfolio	751,138	889,570	(138,432)	1,041,397	888,653	152,744
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	56,612	17,199	39,413	50,937	3,074	47,863
EuroPacific Growth Fund® - Class R-4	3,579,009	482,256	3,096,753	1,797,191	371,265	1,425,926
Evergreen Special Values Fund:
Evergreen Special Values Fund - Class A	1,489,104	318,494	1,170,610	1,695,681	203,107	1,492,574
Fidelity® Advisor Series I:
Fidelity® Advisor Mid Cap Fund - Class T	37,611	26,382	11,229	37,590	494	37,096
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class	54,430	176,044	(121,614)	243,157	373,104	(129,947)
Fidelity® VIP Contrafund® Portfolio - Initial Class	13,414,396	7,968,285	5,446,111	11,489,088	6,904,554	4,584,534
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,806,816	6,275,519	(1,468,703)	6,906,749	4,382,178	2,524,571
Fidelity® VIP Growth Portfolio - Initial Class	4,448,061	8,541,945	(4,093,884)	7,136,852	7,655,957	(519,105)
Fidelity® VIP High Income Portfolio - Initial Class	1,109,272	1,029,711	79,561	668,003	966,956	(298,953)
Fidelity® VIP Index 500 Portfolio - Initial Class	342,733	529,692	(186,959)	580,064	318,865	261,199
Fidelity® VIP Overseas Portfolio - Initial Class	2,268,728	2,476,978	(208,250)	3,021,891	2,493,825	528,066
Franklin Mutual Series Fund, Inc.:
Mutual Discovery Fund - Class R	55,437	20,918	34,519	16,092	55	16,037
Franklin Strategic Series:
Franklin Small-Mid Cap Growth Fund - Class A	29,841	9,525	20,316	6,429	—	6,429
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2	2,368,454	1,237,900	1,130,554	3,340,616	1,293,673	2,046,943
Hibernia Funds:
Hibernia Mid Cap Equity Fund - Class A	603,182	593,036	10,146	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Equity Trust:
ING Financial Services Fund - Class A	3,510	—	3,510	1,357	489	868
ING Real Estate Fund - Class A	77,916	32,627	45,289	22,279	75	22,204
ING Funds Trust:
ING GNMA Income Fund - Class A	78,924	49,605	29,319	52,369	12,638	39,731
ING Intermediate Bond Fund - Class A	77,868	50,790	27,078	53,075	1,008	52,067
ING GET Fund:
ING GET Fund - Series H	3,588	1,286,620	(1,283,032)	71,808	553,919	(482,111)
ING GET Fund - Series I	16,405	91,766	(75,361)	391	31,291	(30,900)
ING GET Fund - Series J	—	34,806	(34,806)	—	3,174	(3,174)
ING GET Fund - Series K	139	131,076	(130,937)	—	36,528	(36,528)
ING GET Fund - Series L	—	7,181	(7,181)	—	33,717	(33,717)
ING GET Fund - Series Q	6,298	67,826	(61,528)	—	53,457	(53,457)
ING GET Fund - Series S	134,237	1,022,581	(888,344)	234,100	1,092,787	(858,687)
ING Investors Trust:
ING AllianceBernstein Mid Cap Growth Portfolio - Service Class	115,656	27,844	87,812	—	—	—
ING Evergreen Health Sciences Portfolio - Class S	151,605	22,736	128,869	—	—	—
ING FMRSM Diversified Mid Cap Portfolio - Service Class	682,372	292,670	389,702	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class	1,580,703	184,531	1,396,172	—	—	—
ING JPMorgan Emerging Markets Equity Portfolio - Service Class	768,289	255,901	512,388	—	—	—
ING JPMorgan Small Cap Equity Portfolio - Service Class	30,538	5,593	24,945	—	—	—
ING Julius Baer Foreign Portfolio - Service Class	933,037	397,402	535,635	229,069	107,022	122,047
ING Legg Mason Value Portfolio - Service Class	155,179	7,250	147,929	—	—	—
ING Marsico Growth Portfolio - Service Class	108,232	6,519	101,713	—	—	—
ING Marsico International Opportunities Portfolio - Service Class	158,849	50,599	108,250	—	—	—
ING MFS Total Return Portfolio - Service Class	1,439,643	543,650	895,993	1,891,673	356,177	1,535,496
ING MFS Utilities Portfolio - Service Class	138,963	34,731	104,232	—	—	—
ING Oppenheimer Main Street Portfolio® - Service Class	19,588	146	19,442	—	—	—
ING PIMCO High Yield Portfolio - Service Class	421,038	285,920	135,118	—	—	—
ING Stock Index Portfolio - Institutional Class	2,336,668	170,640	2,166,028	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Investors Trust (continued):
ING T. Rowe Price Capital Appreciation Portfolio - Service Class	1,778,971	27,057	1,751,914	—	—	—
ING T. Rowe Price Equity Income Portfolio - Service Class	3,655,675	2,047,631	1,608,044	2,182,364	296,163	1,886,201
ING Van Kampen Growth and Income Portfolio - Service Class	763,765	5,097	758,668	—	—	—
ING Mutual Funds:
ING International Fund - Class Q	195	—	195	—	—	—
ING International SmallCap Fund - Class A	23,217	3,715	19,502	—	—	—
ING Partners, Inc.:
ING American Century Large Company Value Portfolio - Service Class	92,556	190,256	(97,700)	374,791	268,450	106,341
ING American Century Select Portfolio - Initial Class	19,185,025	3,757,068	15,427,957	—	—	—
ING American Century Select Portfolio - Service Class	37,384	265,124	(227,740)	320,348	343,211	(22,863)
ING American Century Small Cap Value Portfolio - Service Class	1,704,949	1,422,155	282,794	1,941,068	562,491	1,378,577
ING Baron Small Cap Growth Portfolio - Service Class	3,349,758	2,258,361	1,091,397	3,819,436	1,181,534	2,637,902
ING Davis Venture Value Portfolio - Service Class	103,707	287,606	(183,899)	445,245	420,619	24,626
ING Fundamental Research Portfolio - Service Class	66,902	75,430	(8,528)	361,801	283,845	77,956
ING Goldman Sachs® Capital Growth Portfolio - Service Class	97,604	57,426	40,178	96,777	41,417	55,360
ING JPMorgan Fleming International Portfolio - Initial Class	2,345,638	2,931,635	(585,997)	3,086,669	3,493,363	(406,694)
ING JPMorgan Fleming International Portfolio - Service Class	255	—	255	—	—	—
ING JPMorgan Mid Cap Value Portfolio - Service Class	1,180,113	605,153	574,960	1,037,259	353,788	683,471
ING MFS Capital Opportunities Portfolio - Initial Class	943,877	2,267,251	(1,323,374)	1,546,673	2,633,769	(1,087,096)
ING OpCap Balanced Value Portfolio - Service Class	280,689	590,397	(309,708)	1,291,880	525,561	766,319
ING Oppenheimer Global Portfolio - Initial Class	86,257,752	11,756,932	74,500,820	—	—	—
ING Oppenheimer Global Portfolio - Service Class	163,468	344,059	(180,591)	293,242	230,406	62,836
ING Oppenheimer Strategic Income Portfolio - Initial Class	14,546,767	3,157,025	11,389,742	—	—	—
ING PIMCO Total Return Portfolio - Service Class	3,177,512	2,236,389	941,123	3,073,334	2,046,501	1,026,833
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class	3,153,236	6,114,805	(2,961,569)	5,042,874	7,674,056	(2,631,182)
ING Salomon Brothers Aggressive Growth Portfolio - Service Class	4,410	2,804	1,606	8,787	7,198	1,589
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class	446,343	75,495	370,848	—	—	—
ING Solution 2015 Portfolio - Adviser Class	42,530	1,394	41,136	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Partners, Inc. (continued):
ING Solution 2015 Portfolio - Service Class	204,910	19,792	185,118	—	—	—
ING Solution 2025 Portfolio - Adviser Class	24,368	6	24,362	—	—	—
ING Solution 2025 Portfolio - Service Class	177,892	2,287	175,605	—	—	—
ING Solution 2035 Portfolio - Adviser Class	39,876	187	39,689	—	—	—
ING Solution 2035 Portfolio - Service Class	110,260	4,199	106,061	—	—	—
ING Solution 2045 Portfolio - Adviser Class	22,636	7	22,629	—	—	—
ING Solution 2045 Portfolio - Service Class	85,067	33,177	51,890	—	—	—
ING Solution Income Portfolio - Adviser Class	4,196	286	3,910	—	—	—
ING Solution Income Portfolio - Service Class	33,354	277	33,077	—	—	—
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	45,657,808	7,390,311	38,267,497	—	1,154	(1,154)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	184,299	1,369,227	(1,184,928)	1,358,272	1,438,664	(80,392)
ING T. Rowe Price Growth Equity Portfolio - Initial Class	3,230,785	4,471,229	(1,240,444)	4,770,419	3,524,768	1,245,651
ING T. Rowe Price Growth Equity Portfolio - Service Class	48,163	29,461	18,702	20,449	78	20,371
ING UBS U.S. Large Cap Equity Portfolio - Initial Class	1,934,400	2,841,954	(907,554)	2,141,739	2,820,470	(678,731)
ING Van Kampen Comstock Portfolio - Service Class	3,344,671	1,521,089	1,823,582	4,110,698	1,455,969	2,654,729
ING Van Kampen Equity and Income Portfolio - Initial Class	36,677,957	5,001,951	31,676,006	—	—	—
ING Van Kampen Equity and Income Portfolio - Service Class	298,569	403,288	(104,719)	93,390	38,374	55,016
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced Portfolio - Class I	1,573,652	1,541,384	32,268	2,104,345	1,638,746	465,599
ING VP Strategic Allocation Growth Portfolio - Class I	1,218,087	1,575,434	(357,347)	1,598,014	1,292,531	305,483
ING VP Strategic Allocation Income Portfolio - Class I	1,361,567	1,238,211	123,356	1,184,077	1,140,198	43,879
ING Variable Funds:
ING VP Growth and Income Portfolio - Class I	9,408,103	26,921,396	(17,513,293)	14,531,937	27,718,675	(13,186,738)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING Variable Insurance Trust:
ING GET U.S. Core Portfolio - Series 1	—	75,211	(75,211)	—	19,657	(19,657)
ING GET U.S. Core Portfolio - Series 2	7,193	738,226	(731,033)	100,626	334,903	(234,277)
ING GET U.S. Core Portfolio - Series 3	234,875	1,794,121	(1,559,246)	7,854,478	2,575,458	5,279,020
ING GET U.S. Core Portfolio - Series 5	7,119	12,535	(5,416)	67,403	952	66,451
ING GET U.S. Core Portfolio - Series 6	137,731	239,855	(102,124)	685,757	129,749	556,008
ING GET U.S. Core Portfolio - Series 7	15,417	26,473	(11,056)	434,458	32,788	401,670
ING GET U.S. Core Portfolio - Series 8	176,006	21,908	154,098	—	—	—
ING GET U.S. Core Portfolio - Series 9	22,520	416	22,104	—	—	—
ING GET U.S. Core Portfolio - Series 10	11,186	425	10,761	—	—	—
ING GET U.S. Core Portfolio - Series 11	8,000	—	8,000	—	—	—
ING Variable Portfolios, Inc.:
ING VP Global Science and Technology Portfolio - Class I	4,289,180	5,282,630	(993,450)	7,185,981	8,826,369	(1,640,388)
ING VP Growth Portfolio - Class I	1,236,907	2,654,888	(1,417,981)	1,932,974	2,775,140	(842,166)
ING VP Index Plus LargeCap Portfolio - Class I	4,343,937	7,583,068	(3,239,131)	9,746,045	8,875,064	870,981
ING VP Index Plus MidCap Portfolio - Class I	5,843,966	4,954,015	889,951	8,240,855	3,533,221	4,707,634
ING VP Index Plus SmallCap Portfolio - Class I	3,545,534	2,753,698	791,836	5,377,363	2,451,264	2,926,099
ING VP International Equity Portfolio - Class I	1,605,744	1,610,821	(5,077)	1,728,037	1,670,535	57,502
ING VP Small Company Portfolio - Class I	2,000,872	3,630,655	(1,629,783)	3,283,536	3,946,455	(662,919)
ING VP Value Opportunity Portfolio - Class I	1,634,789	2,797,677	(1,162,888)	1,935,086	3,913,217	(1,978,131)
ING Variable Products Trust:
ING VP Financial Services Portfolio - Class I	93,458	44,499	48,959	20,421	2,952	17,469
ING VP International Value Portfolio - Class I	5,374,540	4,267,756	1,106,784	3,743,766	2,066,960	1,676,806
ING VP MagnaCap Portfolio - Class I	450,107	633,037	(182,930)	93,937	88,469	5,468
ING VP MidCap Opportunities Portfolio - Class I	177,419	246,400	(68,981)	505,997	417,195	88,802
ING VP Real Estate Portfolio - Class I	1,939,149	850,727	1,088,422	2,146,817	186,905	1,959,912
ING VP SmallCap Opportunities Portfolio - Class I	762,167	702,493	59,674	651,403	734,610	(83,207)
ING VP Balanced Portfolio - Class I:
ING VP Balanced Portfolio - Class I	5,225,860	8,629,829	(3,403,969)	6,444,389	6,836,684	(392,295)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

ING VP Emerging Markets Fund:
ING VP Emerging Markets Fund	1,927,139	2,965,545	(1,038,406)	1,647,146	1,581,428	65,718
ING VP Intermediate Bond Portfolio:
ING VP Intermediate Bond Portfolio - Class I	5,434,219	6,061,788	(627,569)	8,215,620	8,521,505	(305,885)
ING VP Money Market Portfolio - Class I:
ING VP Money Market Portfolio - Class I	9,545,207	10,245,127	(699,920)	11,292,974	14,025,254	(2,732,280)
ING VP Natural Resources Trust:
ING VP Natural Resources Trust	2,431,011	1,209,055	1,221,956	869,736	542,584	327,152
Janus Adviser Series:
Janus Adviser Series Balanced Fund - Class S	41	3	38	8	—	8
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	1,307,431	18,021,784	(16,714,353)	4,861,068	7,327,168	(2,466,100)
Janus Aspen Series Capital Appreciation Portfolio - Service Shares	357,690	4,847,278	(4,489,588)	82,616	140,531	(57,915)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	99,125	463,894	(364,769)	1,996,838	2,768,202	(771,364)
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares	656,877	12,970,015	(12,313,138)	2,862,869	5,692,269	(2,829,400)
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares	1,432,630	26,882,744	(25,450,114)	6,055,797	10,760,444	(4,704,647)
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares	1,594,636	25,682,993	(24,088,357)	5,649,716	12,560,154	(6,910,438)
Janus Twenty Fund:
Janus Twenty Fund	4,852	128,850	(123,998)	21,684	14,890	6,794
Legg Mason Value Trust, Inc.:
Legg Mason Value Trust, Inc. - Primary Class	115,818	571	115,247	—	—	—
Lord Abbett Affiliated Fund, Inc.:
Lord Abbett Affiliated Fund - Class A	72,449	26,473	45,976	20,016	7	20,009
Lord Abbett MidCap Value Fund, Inc.:
Lord Abbett Mid-Cap Value Fund - Class A	66,205	26,978	39,227	24,133	16	24,117
Lord Abbett Research Fund, Inc.:
Lord Abbett Small-Cap Value Fund - Class A	49,475	20,211	29,264	46,008	1,179	44,829
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC	6,140,628	3,064,937	3,075,691	5,878,996	1,189,943	4,689,053
Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC	2,980,759	2,104,629	876,130	6,435,125	1,805,358	4,629,767

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	41,937	20,266	21,671	17,013	6	17,007
MFS® Variable Insurance TrustSM:
MFS® Total Return Series - Initial Class	1,300,090	847,323	452,767	1,163,591	418,755	744,836
Moderate Allocation Portfolio:
Moderate Allocation Portfolio	179	6,042	(5,863)	5,863	—	5,863
New Perspective Fund®, Inc.:
New Perspective Fund® - Class R-3	27,316	6,028	21,288	18,425	60	18,365
New Perspective Fund® - Class R-4	1,382,338	384,183	998,155	816,804	55,147	761,657
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	29,913	21,388	8,525	21,208	190	21,018
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	2,498,652	787,614	1,711,038	1,653,384	525,460	1,127,924
Oppenheimer Global Fund:
Oppenheimer Global Fund - Class A	2,955	172	2,783	286	—	286
Oppenheimer Main Street Fund®, Inc.:
Oppenheimer Main Street Fund® - Class A	1,206	469	737	1,214	—	1,214
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth Fund/VA	15	15	—	1	1	—
Oppenheimer Global Securities Fund/VA	2,306,421	24,521,856	(22,215,435)	10,759,811	4,601,582	6,158,229
Oppenheimer Main Street Fund®/VA	52	52	—	1,481	1,481	—
Oppenheimer Main Street Small Cap Fund®/VA	101,111	12,853	88,258	369	—	369
Oppenheimer Strategic Bond Fund/VA	714,833	4,010,467	(3,295,634)	2,350,521	1,514,577	835,944
Pax World Balanced Fund, Inc.:
Pax World Balanced Fund	3,804,120	536,344	3,267,776	1,535,363	363,518	1,171,845
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Admin Class	1,623,800	409,351	1,214,449	1,377,653	495,693	881,960
Pioneer Fund:
Pioneer Fund - Class A	1,918	148	1,770	111	—	111

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A	65,898	37,685	28,213	41,804	2	41,802
Pioneer Variable Contracts Trust:
Pioneer Equity Income VCT Portfolio - Class I	3,956,471	787,125	3,169,346	2,132,114	757,409	1,374,705
Pioneer Fund VCT Portfolio - Class I	287,650	133,882	153,768	182,191	91,003	91,188
Pioneer High Yield VCT Portfolio - Class I	408,850	181,636	227,214	1,158,236	739,060	419,176
Pioneer Mid Cap Value VCT Portfolio - Class I	2,687,081	1,161,373	1,525,708	3,023,990	605,598	2,418,392
Scudder Equity 500 Index Fund:
Scudder Equity 500 Index Fund - Investment	5,228	179	5,049	148	—	148
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	47,438	37,877	9,561	55,070	1,723	53,347
Templeton Funds, Inc.
Templeton Foreign Fund - Class A	38,689	27,170	11,519	39,458	117	39,341
Templeton Growth Fund, Inc.:
Templeton Growth Fund, Inc. - Class A	33,802	8,588	25,214	5,620	193	5,427
Templeton Income Trust:
Templeton Global Bond Fund - Class A	1,475,621	720,211	755,410	615,626	43,539	572,087
The Growth Fund of America®, Inc.:
The Growth Fund of America® - Class R-3	283,392	86,785	196,607	124,934	2,755	122,179
The Growth Fund of America® - Class R-4	8,304,196	1,192,144	7,112,052	5,160,827	423,312	4,737,515
The Income Fund of America®, Inc:
The Income Fund of America® - Class R-3	26,742	10,421	16,321	9,948	—	9,948
The UBS Funds::
UBS U.S. Small Cap Growth Fund - Class A	2,068	110	1,958	4,985	493	4,492
Vanguard® Index Funds:
Vanguard® 500 Index Fund - Investor Shares	—	1,177	(1,177)	1,177	—	1,177
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	5,131	5	5,126	—	—	—
Equity Income Portfolio	3,391	1,156	2,235	18,595	112	18,483
Small Company Growth Portfolio	21	—	21	—	—	—

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

	Year Ended December 31, 2005
	2005			2004

	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Wanger Advisors Trust:
Wanger Select	431,399	67,340	364,059	394,479	199,589	194,890
Wanger U.S. Smaller Companies	634,281	95,326	538,955	379,919	193,959	185,960
Washington Mutual Investors FundSM, Inc.:
Washington Mutual Investors FundSM - Class R-3	157,618	74,088	83,530	116,876	2,064	114,812
Washington Mutual Investors FundSM - Class R-4	3,177,809	501,607	2,676,202	3,519,330	210,096	3,309,234

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

8.	Unit Summary

Division/Contract	Units	Unit Value	Extended Value

AIM Mid Cap Core Equity Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	15,421.893	$11.83	$182,441
ING MAP PLUS NP21	37.984	11.72	445
ING MAP PLUS NP30	448.692	11.62	5,214
Qualified XII (1.00)	18.237	13.52	247

	15,926.806		$188,347

AIM Small Cap Growth Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	671.132	$11.49	$7,711

	671.132		$7,711

AIM Global Health Care Fund - Investor Class
Contracts in accumulation period:
ING MAP PLUS NP14	303.295	$30.93	$9,381
ING MAP PLUS NP15	865.980	30.92	26,776
ING MAP PLUS NP29	1,020.385	30.81	31,438

	2,189.660		$67,595

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Capital Appreciation Fund - Series I Shares
Contracts in accumulation period:
Qualified VI	796,450.157	$9.92	$7,900,786
Qualified VIII	1,403.261	9.91	13,906
Qualified X (1.15)	13,083.172	9.98	130,570
Qualified X (1.25)	74,072.080	9.92	734,795
Qualified XII (0.05)	8,808.626	10.39	91,522
Qualified XII (0.15)	3,420.621	11.45	39,166
Qualified XII (0.15)	4,988.863	11.36	56,673
Qualified XII (0.25)	3,340.581	10.60	35,410
Qualified XII (0.30)	25,918.581	10.57	273,959
Qualified XII (0.35)	2,692.891	10.53	28,356
Qualified XII (0.50)	13,718.299	10.43	143,082
Qualified XII (0.55)	18,183.102	10.39	188,922
Qualified XII (0.60)	11,913.787	10.36	123,427
Qualified XII (0.65)	4,863.935	10.32	50,196
Qualified XII (0.70)	47,620.294	10.29	490,013
Qualified XII (0.75)	51,712.785	10.25	530,056
Qualified XII (0.80)	81,978.684	10.22	837,822
Qualified XII (0.85)	185,032.894	10.18	1,883,635
Qualified XII (0.90)	8,375.754	10.15	85,014
Qualified XII (0.95)	117,499.247	10.12	1,189,092
Qualified XII (1.00)	157,216.954	10.08	1,584,747
Qualified XII (1.05)	26,123.951	10.05	262,546
Qualified XII (1.10)	28,474.066	10.02	285,310
Qualified XII (1.15)	12,128.506	9.98	121,042
Qualified XII (1.20)	14,761.946	9.95	146,881
Qualified XII (1.25)	24,538.889	9.92	243,426
Qualified XII (1.30)	3,416.898	9.88	33,759
Qualified XII (1.35)	4,933.294	9.85	48,593
Qualified XII (1.40)	9,556.852	9.82	93,848
Qualified XII (1.45)	4,586.017	9.78	44,851
Qualified XII (1.50)	1,300.726	9.75	12,682
Qualified XV	5,792.783	10.09	58,449
Qualified XVI	17,708.076	9.75	172,654
Qualified XVII	18.715	9.92	186
Qualified XVIII	4,659.142	9.92	46,219
Qualified XXI	12,159.713	10.19	123,907
Qualified XXV	5,517.409	10.18	56,167
Qualified XXVI	2,730.847	10.10	27,582
Qualified XXVII	189,953.891	6.22	1,181,513
Qualified XXXII	326.689	11.61	3,793

	2,000,982.978		$19,374,557

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Core Equity Fund - Series I Shares
Currently payable annuity contracts:			$11,787
Contracts in accumulation period:
Qualified VI	1,741,154.650	$8.64	15,043,576
Qualified VIII	726.448	8.63	6,269
Qualified X (1.15)	21,653.855	8.70	188,389
Qualified X (1.25)	111,338.715	8.64	961,967
Qualified XII (0.05)	12,056.520	9.05	109,112
Qualified XII (0.15)	2,785.480	11.81	32,897
Qualified XII (0.15)	3,091.259	11.71	36,199
Qualified XII (0.25)	23,725.502	9.24	219,224
Qualified XII (0.30)	20,854.857	9.21	192,073
Qualified XII (0.35)	2,060.611	9.17	18,896
Qualified XII (0.50)	9,720.065	9.08	88,258
Qualified XII (0.55)	31,974.204	9.05	289,367
Qualified XII (0.60)	66,449.007	9.02	599,370
Qualified XII (0.65)	4,835.060	8.99	43,467
Qualified XII (0.70)	69,588.657	8.96	623,514
Qualified XII (0.75)	37,373.432	8.93	333,745
Qualified XII (0.80)	155,031.665	8.90	1,379,782
Qualified XII (0.85)	196,939.192	8.87	1,746,851
Qualified XII (0.90)	2,881.781	8.84	25,475
Qualified XII (0.95)	133,037.605	8.81	1,172,061
Qualified XII (1.00)	443,507.708	8.78	3,893,998
Qualified XII (1.05)	91,074.286	8.75	796,900
Qualified XII (1.10)	58,390.597	8.73	509,750
Qualified XII (1.15)	24,077.154	8.70	209,471
Qualified XII (1.20)	19,430.541	8.67	168,463
Qualified XII (1.25)	31,794.448	8.64	274,704
Qualified XII (1.30)	467.811	8.61	4,028
Qualified XII (1.35)	7,243.091	8.58	62,146
Qualified XII (1.40)	12,724.412	8.55	108,794
Qualified XII (1.45)	4,037.112	8.52	34,396
Qualified XII (1.50)	3,560.657	8.49	30,230
Qualified XV	3,098.953	8.79	27,240
Qualified XVI	37,056.444	8.49	314,609
Qualified XVII	2,658.738	8.64	22,972
Qualified XVIII	5,116.661	8.64	44,208
Qualified XXI	6,724.425	8.88	59,713
Qualified XXV	17,597.184	8.87	156,087
Qualified XXVI	18,625.894	8.80	163,908
Qualified XXVII	254,967.476	6.93	1,766,925
Qualified XXXII	834.909	11.61	9,693
Qualified XXXIII (0.65)	285.172	11.66	3,325

	3,690,552.238		$31,783,839

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Growth Fund - Series I Shares
Contracts in accumulation period:
Qualified VI	1,197,606.439	$6.20	$7,425,160
Qualified X (1.15)	12,009.809	6.24	74,941
Qualified X (1.25)	120,536.434	6.20	747,326
Qualified XII (0.05)	8,236.681	6.52	53,703
Qualified XII (0.15)	1,258.532	9.89	12,447
Qualified XII (0.15)	4,330.555	9.97	43,176
Qualified XII (0.25)	5,307.932	6.63	35,192
Qualified XII (0.30)	27,812.964	6.61	183,844
Qualified XII (0.35)	194.701	6.59	1,283
Qualified XII (0.50)	17,774.413	6.52	115,889
Qualified XII (0.55)	29,585.151	6.50	192,303
Qualified XII (0.60)	13,880.616	6.48	89,946
Qualified XII (0.65)	7,806.450	6.46	50,430
Qualified XII (0.70)	62,519.750	6.43	402,002
Qualified XII (0.75)	27,211.622	6.41	174,427
Qualified XII (0.80)	99,740.091	6.39	637,339
Qualified XII (0.85)	185,569.700	6.37	1,182,079
Qualified XII (0.90)	5,163.898	6.35	32,791
Qualified XII (0.95)	142,998.258	6.33	905,179
Qualified XII (1.00)	256,770.414	6.31	1,620,221
Qualified XII (1.05)	55,724.576	6.29	350,508
Qualified XII (1.10)	39,372.454	6.26	246,472
Qualified XII (1.15)	13,119.396	6.24	81,865
Qualified XII (1.20)	29,457.140	6.22	183,223
Qualified XII (1.25)	34,520.769	6.20	214,029
Qualified XII (1.30)	881.715	6.18	5,449
Qualified XII (1.35)	6,250.325	6.16	38,502
Qualified XII (1.40)	8,782.270	6.14	53,923
Qualified XII (1.45)	1,704.796	6.12	10,433
Qualified XII (1.50)	2,307.018	6.10	14,073
Qualified XV	9,757.840	6.33	61,767
Qualified XVI	37,903.343	6.10	231,210
Qualified XVII	3,317.580	6.21	20,602
Qualified XVIII	4,662.411	6.21	28,954
Qualified XXI	10,956.750	6.39	70,014
Qualified XXV	8,276.619	6.37	52,722
Qualified XXVI	17,729.775	6.32	112,052
Qualified XXVII	178,256.143	4.74	844,934
Qualified XXXII	1,999.142	11.74	23,470

	2,691,294.472		$16,623,880

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Premier Equity Fund - Series I Shares
Currently payable annuity contracts:			$4,253
Contracts in accumulation period:
Qualified VI	776,017.634	$7.77	6,029,657
Qualified VIII	4.602	7.76	36
Qualified X (1.15)	11,814.045	7.82	92,386
Qualified X (1.25)	73,854.784	7.77	573,852
Qualified XII (0.05)	5,903.294	8.14	48,053
Qualified XII (0.15)	2,064.933	9.57	19,761
Qualified XII (0.15)	7,185.402	9.65	69,339
Qualified XII (0.25)	4,542.286	8.30	37,701
Qualified XII (0.30)	25,037.393	8.28	207,310
Qualified XII (0.35)	101,945.165	8.25	841,048
Qualified XII (0.50)	11,914.494	8.17	97,341
Qualified XII (0.55)	42,818.704	8.14	348,544
Qualified XII (0.60)	13,909.234	8.11	112,804
Qualified XII (0.65)	9,750.790	8.08	78,786
Qualified XII (0.70)	69,388.576	8.06	559,272
Qualified XII (0.75)	16,876.589	8.03	135,519
Qualified XII (0.80)	112,938.012	8.00	903,504
Qualified XII (0.85)	156,583.221	7.98	1,249,534
Qualified XII (0.90)	6,398.561	7.95	50,869
Qualified XII (0.95)	127,356.448	7.92	1,008,663
Qualified XII (1.00)	222,184.849	7.90	1,755,260
Qualified XII (1.05)	46,581.285	7.87	366,595
Qualified XII (1.10)	30,126.381	7.84	236,191
Qualified XII (1.15)	7,170.049	7.82	56,070
Qualified XII (1.20)	19,854.107	7.79	154,663
Qualified XII (1.25)	38,711.463	7.77	300,788
Qualified XII (1.30)	780.065	7.74	6,038
Qualified XII (1.35)	2,386.678	7.71	18,401
Qualified XII (1.40)	15,046.406	7.69	115,707
Qualified XII (1.45)	1,054.658	7.66	8,079
Qualified XII (1.50)	2,930.435	7.64	22,389
Qualified XV	3,248.854	7.90	25,666
Qualified XVI	21,894.990	7.64	167,278
Qualified XVII	2,859.548	7.77	22,219
Qualified XVIII	1,343.113	7.77	10,436
Qualified XXI	3,850.431	7.98	30,726
Qualified XXV	3,095.849	7.97	24,674
Qualified XXVI	1,313.783	7.91	10,392
Qualified XXVII	173,513.012	6.74	1,169,478
Qualified XXXII	227.266	11.26	2,559

	2,174,477.389		$16,971,841

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AllianceBernstein Growth and Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP21	3,277.610	$10.99	$36,021
ING MAP PLUS NP22	511.658	10.98	5,618

	3,789.268		$41,639

AllianceBernstein VPSF Growth and Income Portfolio Class A
Contracts in accumulation period:
Qualified X (1.15)	6,723.185	$11.65	$78,325
Qualified X (1.25)	15,585.867	11.63	181,264

	22,309.052		$259,589

Allianz NFJ Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	20,659.064	$13.14	$271,460
ING MAP PLUS NP14	33.183	13.13	436
ING MAP PLUS NP15	2,631.918	13.12	34,531
ING MAP PLUS NP21	7,054.521	13.04	91,991

	30,378.686		$398,418

American Century Income & Growth Fund - Advisor Class
Contracts in accumulation period:
Qualified XII (1.10)	1,519.705	$31.95	$48,555
Qualified XXVII	537,572.795	10.38	5,580,006

	539,092.500		$5,628,561

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

American Balanced Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP10	17,985.492	$10.85	$195,143
ING MAP PLUS NP11	7,050.245	10.84	76,425
ING MAP PLUS NP13	7,727.083	10.82	83,607
ING MAP PLUS NP14	6,021.399	10.81	65,091
ING MAP PLUS NP15	53,262.967	10.80	575,240
ING MAP PLUS NP16	88.800	10.79	958
ING MAP PLUS NP17	9,696.297	10.78	104,526
ING MAP PLUS NP19	13,725.158	10.76	147,683
ING MAP PLUS NP20	106,950.813	10.75	1,149,721
ING MAP PLUS NP21	14,073.185	10.74	151,146
ING MAP PLUS NP22	386.638	10.73	4,149
ING MAP PLUS NP23	2,032.909	10.72	21,793
ING MAP PLUS NP24	2,705.668	10.71	28,978
ING MAP PLUS NP26	892.978	10.69	9,546
ING MAP PLUS NP27	49,261.507	10.68	526,113
ING MAP PLUS NP28	8,483.340	10.67	90,517
ING MAP PLUS NP29	5,382.390	10.66	57,376
ING MAP PLUS NP30	3,598.018	10.65	38,319
ING MAP PLUS NP32	604.834	10.63	6,429
ING MAP PLUS NP6	26,742.148	10.89	291,222
ING MAP PLUS NP7	2,932.923	10.88	31,910

	339,604.792		$3,655,892

Ariel Appreciation Fund
Contracts in accumulation period:
ING MAP PLUS NP11	10,605.679	$11.16	$118,359
ING MAP PLUS NP13	2,937.720	11.14	32,726
ING MAP PLUS NP15	10,216.190	11.12	113,604
ING MAP PLUS NP17	3.428	11.10	38
ING MAP PLUS NP19	9,152.038	11.08	101,405
ING MAP PLUS NP22	2,367.871	11.04	26,141
ING MAP PLUS NP26	191.054	11.00	2,102
ING MAP PLUS NP32	7.950	10.94	87

	35,481.930		$394,462

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Ariel Fund
Contracts in accumulation period:
ING MAP PLUS NP13	2,313.234	$11.73	$27,134
ING MAP PLUS NP14	6,056.020	11.72	70,977
ING MAP PLUS NP15	4,246.471	11.71	49,726
ING MAP PLUS NP17	2,337.062	11.68	27,297
ING MAP PLUS NP19	2,635.274	11.66	30,727
ING MAP PLUS NP20	3,036.810	11.65	35,379
ING MAP PLUS NP21	8,533.850	11.64	99,334
ING MAP PLUS NP22	3,956.635	11.63	46,016
ING MAP PLUS NP24	2,689.755	11.61	31,228
ING MAP PLUS NP27	9,882.432	11.57	114,340
ING MAP PLUS NP28	443.894	11.56	5,131

	46,131.437		$537,289

Baron Asset Fund
Contracts in accumulation period:
ING MAP PLUS NP10	1,708.501	$13.60	$23,236
ING MAP PLUS NP13	842.555	13.56	11,425
ING MAP PLUS NP14	7,003.968	13.55	94,904
ING MAP PLUS NP16	8.002	13.53	108
ING MAP PLUS NP17	6,188.258	13.51	83,603
ING MAP PLUS NP21	10,054.080	13.46	135,328
ING MAP PLUS NP23	1,738.129	13.44	23,360
ING MAP PLUS NP26	21.631	13.40	290
ING MAP PLUS NP27	880.981	13.38	11,788
ING MAP PLUS NP28	13.786	13.37	184
ING MAP PLUS NP6	1,376.103	13.66	18,798

	29,835.994		$403,024

Baron Growth Fund
Contracts in accumulation period:
ING MAP PLUS NP13	31,335.944	$12.68	$397,340
ING MAP PLUS NP14	7,342.012	12.66	92,950
ING MAP PLUS NP15	8,645.474	12.65	109,365
ING MAP PLUS NP19	2,180.036	12.60	27,468
ING MAP PLUS NP20	3,495.843	12.59	44,013
ING MAP PLUS NP21	16,111.362	12.58	202,681
ING MAP PLUS NP22	1,335.294	12.57	16,785
ING MAP PLUS NP23	2,103.217	12.56	26,416
ING MAP PLUS NP24	3,098.076	12.54	38,850
ING MAP PLUS NP27	75.078	12.51	939
ING MAP PLUS NP29	3,777.643	12.49	47,183
ING MAP PLUS NP7	2,354.127	12.75	30,015

	81,854.106		$1,034,005

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Calvert Social Balanced Portfolio
Contracts in accumulation period:
Qualified V	360.071	$22.97	$8,271
Qualified VI	892,215.157	22.77	20,315,739
Qualified VIII	5,217.003	20.67	107,835
Qualified X (1.15)	1,312.866	11.76	15,439
Qualified X (1.25)	72,314.865	11.67	843,914
Qualified XII (0.05)	6,049.157	24.09	145,724
Qualified XII (0.15)	5,092.207	11.75	59,833
Qualified XII (0.15)	5,986.438	11.65	69,742
Qualified XII (0.25)	43,890.955	12.79	561,365
Qualified XII (0.30)	104,111.230	12.74	1,326,377
Qualified XII (0.35)	8,828.125	12.69	112,029
Qualified XII (0.40)	100,950.512	17.66	1,782,786
Qualified XII (0.45)	253.808	12.59	3,195
Qualified XII (0.50)	15,497.349	12.84	198,986
Qualified XII (0.55)	16,448.733	12.50	205,609
Qualified XII (0.60)	4,757.716	12.45	59,234
Qualified XII (0.65)	8,467.831	12.40	105,001
Qualified XII (0.70)	145,180.885	12.36	1,794,436
Qualified XII (0.75)	150,106.402	12.31	1,847,810
Qualified XII (0.80)	120,740.070	12.91	1,558,754
Qualified XII (0.85)	219,574.606	17.15	3,765,705
Qualified XII (0.90)	9,859.883	12.71	125,319
Qualified XII (0.95)	110,973.504	16.98	1,884,330
Qualified XII (1.00)	385,129.338	16.90	6,508,686
Qualified XII (1.05)	41,600.503	16.82	699,720
Qualified XII (1.10)	26,627.407	16.74	445,743
Qualified XII (1.15)	13,392.540	16.66	223,120
Qualified XII (1.20)	17,246.817	16.58	285,952
Qualified XII (1.25)	20,886.339	16.50	344,625
Qualified XII (1.30)	154.835	16.42	2,542
Qualified XII (1.35)	3,001.558	16.34	49,045
Qualified XII (1.40)	17,408.397	16.26	283,061
Qualified XII (1.45)	1,501.350	16.18	24,292
Qualified XII (1.50)	253.099	16.11	4,077
Qualified XV	2,963.107	23.39	69,307
Qualified XVI	32,867.298	22.27	731,955
Qualified XVII	683.798	22.77	15,570
Qualified XVIII	10,200.354	11.67	119,038
Qualified XXI	4,095.943	23.63	96,787
Qualified XXV	4,553.350	23.37	106,412
Qualified XXVI	379.589	23.19	8,803
Qualified XXVII	530,185.954	30.61	16,228,992
Qualified XXVIII	111,023.370	30.39	3,374,000
Qualified XXXII	1,374.344	11.39	15,654

	3,273,718.663		$66,534,814

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

EuroPacific Growth Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP10	5,701.435	$13.91	$79,307
ING MAP PLUS NP11	15,395.640	13.90	213,999
ING MAP PLUS NP14	16,314.767	13.86	226,123
ING MAP PLUS NP15	22,317.741	13.84	308,878
ING MAP PLUS NP17	3,308.685	13.82	45,726
ING MAP PLUS NP19	3,549.505	13.79	48,948
ING MAP PLUS NP21	7,328.845	13.76	100,845
ING MAP PLUS NP24	504.666	13.73	6,929
ING MAP PLUS NP28	3,148.964	13.67	43,046
ING MAP PLUS NP29	137.273	13.66	1,875
ING MAP PLUS NP30	2,996.635	13.65	40,904
ING MAP PLUS NP32	893.098	13.62	12,164
ING MAP PLUS NP6	5,678.697	13.96	79,275

	87,275.951		$1,208,019

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

EuroPacific Growth Fund® - Class R-4
Contracts in accumulation period:
Qualified V	2,060.464	$13.65	$28,125
Qualified VI	1,629,402.369	13.69	22,306,518
Qualified XII (0.00)	401.659	13.97	5,611
Qualified XII (0.40)	7,841.539	13.88	108,841
Qualified XII (0.50)	533.253	13.86	7,391
Qualified XII (0.55)	3,093.536	13.85	42,845
Qualified XII (0.60)	4,676.776	13.84	64,727
Qualified XII (0.65)	2,010.158	13.83	27,800
Qualified XII (0.70)	173,736.914	13.82	2,401,044
Qualified XII (0.75)	63,725.562	13.80	879,413
Qualified XII (0.80)	951,422.429	13.79	13,120,115
Qualified XII (0.85)	160,473.454	13.78	2,211,324
Qualified XII (0.90)	7,763.638	13.77	106,905
Qualified XII (0.95)	65,346.110	13.76	899,162
Qualified XII (1.00)	1,007,889.192	13.75	13,858,476
Qualified XII (1.05)	37,430.476	13.73	513,920
Qualified XII (1.10)	17,827.074	13.72	244,587
Qualified XII (1.15)	15,322.007	13.71	210,065
Qualified XII (1.20)	4,356.932	13.70	59,690
Qualified XII (1.25)	151.394	14.26	2,159
Qualified XII (1.25)	24,161.722	13.69	330,774
Qualified XII (1.30)	439.355	13.68	6,010
Qualified XII (1.35)	2,921.762	13.67	39,940
Qualified XII (1.40)	7,222.747	13.65	98,591
Qualified XII (1.45)	858.691	13.64	11,713
Qualified XII (1.50)	453.907	13.63	6,187
Qualified XV	197.136	13.76	2,713
Qualified XVI	14,086.511	13.63	191,999
Qualified XVII	5,456.433	13.75	75,026
Qualified XXI	3,283.872	13.79	45,285
Qualified XXV	3,912.360	13.82	54,069
Qualified XXVI	6,000.540	13.80	82,807
Qualified XXVII	298,219.027	12.09	3,605,468

	4,522,678.999		$61,649,300

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Evergreen Special Values Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	3,603.375	$12.77	$46,015
ING MAP PLUS NP14	2,658.858	12.73	33,847
ING MAP PLUS NP17	4,375.467	12.69	55,525
ING MAP PLUS NP21	5,208.653	12.65	65,889
ING MAP PLUS NP26	1,124.337	12.59	14,155
ING MAP PLUS NP27	55.769	12.57	701
ING MAP PLUS NP7	393.148	12.82	5,040
Qualified V	374.964	19.67	7,376
Qualified VI	864,643.280	19.84	17,154,523
Qualified XII (0.55)	1,163.780	20.60	23,974
Qualified XII (0.60)	4,724.473	20.55	97,088
Qualified XII (0.65)	889.595	20.49	18,228
Qualified XII (0.70)	39,317.150	20.44	803,643
Qualified XII (0.75)	14,439.216	20.38	294,271
Qualified XII (0.80)	45,988.247	20.33	934,941
Qualified XII (0.85)	50,591.480	20.27	1,025,489
Qualified XII (0.90)	4,836.575	20.22	97,796
Qualified XII (0.95)	72,796.730	20.16	1,467,582
Qualified XII (1.00)	527,542.312	20.11	10,608,876
Qualified XII (1.05)	31,828.190	20.06	638,473
Qualified XII (1.10)	10,451.726	20.00	209,035
Qualified XII (1.15)	7,980.402	19.95	159,209
Qualified XII (1.20)	11,287.306	19.89	224,505
Qualified XII (1.25)	19,924.094	19.84	395,294
Qualified XII (1.30)	22.062	19.79	437
Qualified XII (1.35)	432.190	19.73	8,527
Qualified XII (1.40)	6,051.763	19.68	119,099
Qualified XII (1.45)	1,314.972	19.63	25,813
Qualified XII (1.50)	25.738	19.58	504
Qualified XVI	13,424.471	19.58	262,851
Qualified XVII	1,866.916	19.84	37,040
Qualified XXVII	2,031,496.618	19.92	40,467,413

	3,780,833.857		$75,303,159

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® Advisor Mid Cap Fund - Class T
Contracts in accumulation period:
ING MAP PLUS NP10	15,202.497	$12.29	$186,839
ING MAP PLUS NP11	7,461.851	12.28	91,632
ING MAP PLUS NP13	4,297.465	12.25	52,644
ING MAP PLUS NP15	7,456.944	12.23	91,198
ING MAP PLUS NP19	3,440.322	12.18	41,903
ING MAP PLUS NP22	2,222.740	12.15	27,006
ING MAP PLUS NP24	2,519.775	12.13	30,565
ING MAP PLUS NP27	60.728	12.09	734
ING MAP PLUS NP29	2,510.839	12.07	30,306
ING MAP PLUS NP30	2,546.667	12.06	30,713
ING MAP PLUS NP7	605.055	12.32	7,454

	48,324.883		$590,994

Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	903,476.751	$18.77	$16,958,259
Qualified XXVIII	90,610.643	18.64	1,688,982

	994,087.394		$18,647,241

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Initial Class
Currently payable annuity contracts:			$5,787,647
Contracts in accumulation period:
ING MAP PLUS NP10	30,701.791	$13.24	406,492
ING MAP PLUS NP11	11,040.388	13.22	145,954
ING MAP PLUS NP12	6,802.326	13.21	89,859
ING MAP PLUS NP13	3,851.700	13.20	50,842
ING MAP PLUS NP14	28,395.809	13.18	374,257
ING MAP PLUS NP15	3,773.118	13.17	49,692
ING MAP PLUS NP16	2,698.185	13.16	35,508
ING MAP PLUS NP17	9,992.730	13.15	131,404
ING MAP PLUS NP19	7,726.758	13.12	101,375
ING MAP PLUS NP20	6,925.159	13.11	90,789
ING MAP PLUS NP21	23,772.568	13.10	311,421
ING MAP PLUS NP22	15,281.161	13.08	199,878
ING MAP PLUS NP23	4,332.455	13.07	56,625
ING MAP PLUS NP24	6,991.528	13.06	91,309
ING MAP PLUS NP26	3,337.423	13.04	43,520
ING MAP PLUS NP27	17,713.132	13.02	230,625
ING MAP PLUS NP28	7,409.052	13.01	96,392
ING MAP PLUS NP29	4,654.313	13.00	60,506
ING MAP PLUS NP30	16,686.849	12.99	216,762
ING MAP PLUS NP32	3,175.933	12.96	41,160
ING MAP PLUS NP6	12,166.152	13.29	161,688
ING MAP PLUS NP7	2,779.157	13.27	36,879
Qualified V	1,210.501	28.47	34,463
Qualified VI	11,118,369.831	28.76	319,764,316
Qualified VIII	5,372.474	28.93	155,426
Qualified X (1.15)	219,400.769	32.65	7,163,435
Qualified X (1.25)	984,594.615	32.31	31,812,252
Qualified XII (0.00)	584,040.628	18.42	10,758,028
Qualified XII (0.05)	186,639.264	30.43	5,679,433
Qualified XII (0.15)	65,960.730	15.49	1,021,732
Qualified XII (0.15)	106,278.296	15.36	1,632,435
Qualified XII (0.25)	361,093.873	18.08	6,528,577
Qualified XII (0.30)	302,958.324	18.01	5,456,279
Qualified XII (0.35)	406,492.272	17.94	7,292,471
Qualified XII (0.40)	669,414.069	27.73	18,562,852

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Contrafund® Portfolio - Initial Class (continued)
Qualified XII (0.45)	1,665.399	$17.80	$29,644
Qualified XII (0.50)	691,572.563	18.53	12,814,840
Qualified XII (0.55)	417,524.611	17.67	7,377,660
Qualified XII (0.60)	270,003.794	17.60	4,752,067
Qualified XII (0.65)	185,886.801	17.53	3,258,596
Qualified XII (0.70)	923,798.673	17.47	16,138,763
Qualified XII (0.75)	875,083.285	17.40	15,226,449
Qualified XII (0.80)	3,216,296.505	19.06	61,302,611
Qualified XII (0.85)	1,056,954.530	26.93	28,463,785
Qualified XII (0.90)	161,934.720	18.48	2,992,554
Qualified XII (0.95)	3,733,726.419	26.67	99,578,484
Qualified XII (1.00)	3,216,566.503	26.54	85,367,675
Qualified XII (1.05)	381,525.216	26.41	10,076,081
Qualified XII (1.10)	228,605.564	26.28	6,007,754
Qualified XII (1.15)	307,647.149	26.16	8,048,049
Qualified XII (1.20)	67,723.020	26.03	1,762,830
Qualified XII (1.25)	2,789.522	13.20	36,822
Qualified XII (1.25)	199,896.305	25.91	5,179,313
Qualified XII (1.30)	9,166.800	25.78	236,320
Qualified XII (1.35)	7,591.415	25.66	194,796
Qualified XII (1.40)	49,670.349	25.53	1,268,084
Qualified XII (1.45)	9,597.125	25.41	243,863
Qualified XII (1.50)	13,836.450	25.29	349,924
Qualified XV	47,547.628	29.55	1,405,032
Qualified XVI	253,306.695	28.13	7,125,517
Qualified XVII	26,464.411	28.76	761,116
Qualified XVIII	36,157.374	32.31	1,168,245
Qualified XXI	116,046.596	29.84	3,462,830
Qualified XXV	55,708.924	29.52	1,644,527
Qualified XXVI	25,278.749	29.29	740,415
Qualified XXVII	4,554,960.191	32.97	150,177,038
Qualified XXVIII	1,375,810.497	32.73	45,030,278
Qualified XXXII	46,284.145	13.63	630,853
Qualified XXXIII (0.65)	36,587.384	15.30	559,787

	37,845,248.645		$1,008,084,885

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class
Currently payable annuity contracts:			$2,950,661
Contracts in accumulation period:
ING MAP PLUS NP13	961.176	$11.43	10,986
ING MAP PLUS NP14	10,183.257	11.42	116,293
ING MAP PLUS NP21	6,529.512	11.34	74,045
ING MAP PLUS NP23	484.069	11.32	5,480
ING MAP PLUS NP26	528.366	11.29	5,965
ING MAP PLUS NP30	32.612	11.25	367
ING MAP PLUS NP32	5.936	11.23	67
Qualified V	1,912.992	21.96	42,009
Qualified VI	5,740,714.117	22.40	128,591,996
Qualified VIII	6,294.147	22.31	140,422
Qualified X (1.15)	270,096.497	28.36	7,659,937
Qualified X (1.25)	721,289.092	28.03	20,217,733
Qualified XII (0.05)	99,936.803	23.71	2,369,502
Qualified XII (0.15)	46,482.213	12.46	579,168
Qualified XII (0.15)	78,722.829	12.36	973,014
Qualified XII (0.25)	202,845.480	13.73	2,785,068
Qualified XII (0.30)	234,103.784	13.68	3,202,540
Qualified XII (0.35)	268,188.646	13.63	3,655,411
Qualified XII (0.40)	525,706.880	20.69	10,876,875
Qualified XII (0.45)	215.679	13.53	2,918
Qualified XII (0.50)	783,936.874	14.01	10,982,956
Qualified XII (0.55)	215,261.996	13.42	2,888,816
Qualified XII (0.60)	149,572.135	13.37	1,999,779
Qualified XII (0.65)	76,287.434	13.32	1,016,149
Qualified XII (0.70)	472,994.628	13.27	6,276,639
Qualified XII (0.75)	459,602.395	13.22	6,075,944
Qualified XII (0.80)	1,542,810.892	14.37	22,170,193
Qualified XII (0.85)	749,147.695	20.08	15,042,886
Qualified XII (0.90)	62,912.591	14.03	882,664
Qualified XII (0.95)	697,110.194	19.89	13,865,522
Qualified XII (1.00)	1,483,669.651	19.79	29,361,822
Qualified XII (1.05)	239,650.072	19.70	4,721,106
Qualified XII (1.10)	147,293.045	19.60	2,886,944
Qualified XII (1.15)	97,135.691	19.51	1,895,117
Qualified XII (1.20)	47,940.817	19.42	931,011

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Equity-Income Portfolio - Initial Class (continued)
Qualified XII (1.25)	233.949	$11.81	$2,763
Qualified XII (1.25)	131,012.754	19.32	2,531,166
Qualified XII (1.30)	7,450.723	19.23	143,277
Qualified XII (1.35)	7,389.829	19.14	141,441
Qualified XII (1.40)	43,295.272	19.05	824,775
Qualified XII (1.45)	8,278.293	18.95	156,874
Qualified XII (1.50)	6,966.249	18.86	131,383
Qualified XV	34,562.349	23.02	795,625
Qualified XVI	179,189.385	21.92	3,927,831
Qualified XVII	12,633.030	22.40	282,980
Qualified XVIII	25,506.183	28.03	714,938
Qualified XXI	45,682.446	23.25	1,062,117
Qualified XXV	25,941.610	23.00	596,657
Qualified XXVI	25,536.163	22.81	582,480
Qualified XXVII	2,306,989.065	23.77	54,837,130
Qualified XXVIII	1,222,144.563	23.60	28,842,612
Qualified XXXII	31,837.521	12.09	384,916

	19,555,209.581		$401,216,970

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Growth Portfolio - Initial Class
Currently payable annuity contracts:			$55,573
Contracts in accumulation period:
ING MAP PLUS NP26	44.562	$10.19	454
ING MAP PLUS NP29	4,144.779	10.17	42,152
Qualified V	1,118.558	17.88	20,000
Qualified VI	7,907,412.358	17.96	142,017,126
Qualified VIII	9,788.980	18.16	177,768
Qualified X (1.15)	298,854.965	25.27	7,552,065
Qualified X (1.25)	756,574.918	24.98	18,899,241
Qualified XII (0.05)	26,333.422	19.00	500,335
Qualified XII (0.15)	87,337.221	10.11	882,979
Qualified XII (0.15)	89,225.444	10.02	894,039
Qualified XII (0.25)	189,017.768	12.25	2,315,468
Qualified XII (0.30)	193,544.898	12.21	2,363,183
Qualified XII (0.35)	508,322.005	12.16	6,181,196
Qualified XII (0.45)	487.133	12.07	5,880
Qualified XII (0.50)	501,786.214	12.63	6,337,560
Qualified XII (0.55)	318,529.194	11.98	3,815,980
Qualified XII (0.60)	240,015.247	11.93	2,863,382
Qualified XII (0.65)	170,019.457	11.89	2,021,531
Qualified XII (0.70)	620,174.424	11.84	7,342,865
Qualified XII (0.75)	961,412.266	11.80	11,344,665
Qualified XII (0.80)	1,159,131.981	12.87	14,918,029
Qualified XII (0.85)	1,260,755.911	16.93	21,344,598
Qualified XII (0.90)	89,121.650	12.47	1,111,347
Qualified XII (0.95)	831,960.475	16.77	13,951,977
Qualified XII (1.00)	2,208,212.279	16.68	36,832,981
Qualified XII (1.05)	358,146.799	16.60	5,945,237
Qualified XII (1.10)	220,215.074	16.52	3,637,953
Qualified XII (1.15)	90,463.398	16.45	1,488,123
Qualified XII (1.20)	86,202.103	16.37	1,411,128
Qualified XII (1.25)	676.953	11.17	7,562
Qualified XII (1.25)	115,218.494	16.29	1,876,909
Qualified XII (1.30)	14,732.532	16.21	238,814
Qualified XII (1.35)	16,794.811	16.13	270,900
Qualified XII (1.40)	39,798.964	16.05	638,773
Qualified XII (1.45)	4,549.139	15.98	72,695
Qualified XII (1.50)	9,969.891	15.90	158,521
Qualified XV	33,625.207	18.45	620,385
Qualified XVI	217,068.664	17.57	3,813,896
Qualified XVII	8,863.191	17.96	159,183
Qualified XVIII	37,065.122	24.98	925,887
Qualified XXI	95,309.953	18.64	1,776,578
Qualified XXV	56,318.549	18.43	1,037,951
Qualified XXVI	42,063.055	18.29	769,333
Qualified XXXII	43,859.471	11.02	483,331
Qualified XXXIII (0.65)	6,815.039	9.98	68,014

	19,931,082.518		$329,193,547

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP High Income Portfolio - Initial Class
Currently payable annuity contracts:			$86,470
Contracts in accumulation period:
Qualified XXVII	484,033.564	$9.19	4,448,268
Qualified XXVIII	163,066.884	9.12	1,487,170

	647,100.448		$6,021,908

Fidelity® VIP Index 500 Portfolio - Initial Class
Contracts in accumulation period:
Qualified XXVII	4,282,810.493	$24.42	$104,586,232
Qualified XXVIII	496,171.136	24.25	12,032,150

	4,778,981.629		$116,618,382

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Fidelity® VIP Overseas Portfolio - Initial Class
Contracts in accumulation period:
Qualified V	386.309	$17.31	$6,687
Qualified VI	1,136,642.932	17.60	20,004,916
Qualified VIII	794.973	17.59	13,984
Qualified X (1.15)	65,956.197	18.35	1,210,296
Qualified X (1.25)	112,162.208	18.13	2,033,501
Qualified XII (0.05)	17,089.447	18.63	318,376
Qualified XII (0.15)	4,523.579	14.64	66,225
Qualified XII (0.15)	9,319.483	14.52	135,319
Qualified XII (0.25)	41,668.770	13.07	544,611
Qualified XII (0.30)	51,279.886	13.02	667,664
Qualified XII (0.35)	28,265.972	12.97	366,610
Qualified XII (0.45)	44.249	12.87	569
Qualified XII (0.50)	89,332.738	13.83	1,235,472
Qualified XII (0.55)	30,482.884	12.77	389,266
Qualified XII (0.60)	23,641.160	12.72	300,716
Qualified XII (0.65)	22,665.414	12.68	287,397
Qualified XII (0.70)	58,636.747	12.63	740,582
Qualified XII (0.75)	40,421.396	12.58	508,501
Qualified XII (0.80)	208,992.949	14.00	2,925,901
Qualified XII (0.85)	104,662.484	17.48	1,829,500
Qualified XII (0.90)	9,833.172	13.92	136,878
Qualified XII (0.95)	121,639.150	17.32	2,106,790
Qualified XII (1.00)	159,581.238	17.23	2,749,585
Qualified XII (1.05)	25,154.198	17.15	431,394
Qualified XII (1.10)	29,078.453	17.07	496,369
Qualified XII (1.15)	17,244.613	16.99	292,986
Qualified XII (1.20)	9,271.605	16.90	156,690
Qualified XII (1.25)	17,719.842	16.82	298,048
Qualified XII (1.30)	6,771.253	16.74	113,351
Qualified XII (1.35)	3,682.431	16.66	61,349
Qualified XII (1.40)	5,314.235	16.58	88,110
Qualified XII (1.45)	1,874.930	16.50	30,936
Qualified XII (1.50)	554.429	16.42	9,104
Qualified XV	7,709.334	18.09	139,462
Qualified XVI	34,281.295	17.22	590,324
Qualified XVII	2,817.370	17.60	49,586
Qualified XVIII	4,537.656	18.13	82,268
Qualified XXI	8,187.222	18.27	149,581
Qualified XXV	5,856.649	18.07	105,830
Qualified XXVI	3,004.821	17.93	53,876
Qualified XXVII	303,047.801	9.82	2,975,929
Qualified XXXII	3,975.992	13.89	55,227

	2,828,107.466		$44,759,766

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Mutual Discovery Fund - Class R
Contracts in accumulation period:
ING MAP PLUS NP12	14,770.877	$13.27	$196,010
ING MAP PLUS NP13	601.014	13.26	7,969
ING MAP PLUS NP14	11,173.425	13.25	148,048
ING MAP PLUS NP17	43.737	13.21	578
ING MAP PLUS NP20	2,484.670	13.17	32,723
ING MAP PLUS NP21	11,619.748	13.16	152,916
ING MAP PLUS NP22	886.240	13.15	11,654
ING MAP PLUS NP26	7.588	13.10	99
ING MAP PLUS NP27	8,961.828	13.09	117,310
ING MAP PLUS NP32	6.880	13.02	90

	50,556.007		$667,397

Franklin Small-Mid Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	1,606.258	$11.98	$19,243
ING MAP PLUS NP14	84.191	11.97	1,008
ING MAP PLUS NP17	229.977	11.93	2,744
ING MAP PLUS NP21	17,246.764	11.89	205,064
ING MAP PLUS NP24	646.835	11.85	7,665
ING MAP PLUS NP26	58.379	11.83	691
ING MAP PLUS NP28	6,833.923	11.81	80,709
ING MAP PLUS NP29	38.198	11.80	451

	26,744.525		$317,575

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities Fund - Class 2
Currently payable annuity contracts:			$886,936
Contracts in accumulation period:
ING MAP PLUS NP13	14,855.809	$13.17	195,651
ING MAP PLUS NP16	834.187	13.14	10,961
ING MAP PLUS NP17	80.017	13.12	1,050
ING MAP PLUS NP21	50.421	13.07	659
ING MAP PLUS NP23	272.451	13.05	3,555
ING MAP PLUS NP24	530.954	13.04	6,924
ING MAP PLUS NP26	1,018.692	13.01	13,253
ING MAP PLUS NP30	186.110	12.96	2,412
Qualified V	153.692	15.69	2,411
Qualified VI	1,456,157.641	15.80	23,007,291
Qualified X (1.15)	57,876.004	15.87	918,492
Qualified X (1.25)	195,468.606	15.80	3,088,404
Qualified XII (0.15)	3,511.257	16.51	57,971
Qualified XII (0.35)	4,212.007	16.45	69,288
Qualified XII (0.50)	18,025.360	16.34	294,534
Qualified XII (0.55)	39,002.544	16.30	635,741
Qualified XII (0.60)	55,654.461	16.26	904,942
Qualified XII (0.65)	54,946.259	16.23	891,778
Qualified XII (0.70)	90,577.209	16.19	1,466,445
Qualified XII (0.75)	24,593.237	16.16	397,427
Qualified XII (0.80)	115,359.308	16.12	1,859,592
Qualified XII (0.85)	316,485.134	16.08	5,089,081
Qualified XII (0.90)	11,193.607	16.05	179,657
Qualified XII (0.95)	152,126.585	16.01	2,435,547
Qualified XII (1.00)	678,627.841	15.98	10,844,473
Qualified XII (1.05)	42,783.811	15.94	681,974
Qualified XII (1.10)	29,405.438	15.91	467,841
Qualified XII (1.15)	15,286.093	15.87	242,590
Qualified XII (1.20)	8,090.984	15.83	128,080
Qualified XII (1.25)	120.960	13.30	1,609
Qualified XII (1.25)	38,988.548	15.80	616,019
Qualified XII (1.30)	5,018.194	15.76	79,087
Qualified XII (1.35)	4,817.504	15.73	75,779
Qualified XII (1.40)	6,764.050	15.69	106,128
Qualified XII (1.45)	680.492	15.66	10,657
Qualified XII (1.50)	683.316	15.62	10,673

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Franklin Small Cap Value Securities Fund - Class 2 (continued)
Qualified XV	3,704.994	$16.01	$59,317
Qualified XVI	37,840.545	15.62	591,069
Qualified XVII	9,188.064	15.80	145,171
Qualified XVIII	9,099.745	15.80	143,776
Qualified XXI	38,869.357	16.12	626,574
Qualified XXV	12,498.345	16.16	201,973
Qualified XXVI	23,976.144	16.05	384,817
Qualified XXVII	298,924.786	17.59	5,258,087
Qualified XXVIII	588,508.624	15.06	8,862,940
Qualified XXXII	4,500.673	13.59	61,164
Qualified XXXIII (0.65)	17,771.646	16.31	289,856

	4,489,321.706		$72,309,656

Hibernia Mid Cap Equity Fund - Class A
Contracts in accumulation period:
Qualified XII (0.80)	3,496.764	$12.30	$43,010
Qualified XII (0.85)	6,649.509	12.29	81,722

	10,146.273		$124,732

ING Financial Services Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	1,049.063	$11.66	$12,232
ING MAP PLUS NP14	3,329.359	11.63	38,720

	4,378.422		$50,952

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Real Estate Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	3,366.866	$14.23	$47,911
ING MAP PLUS NP13	22,148.379	14.22	314,950
ING MAP PLUS NP14	5,100.118	14.20	72,422
ING MAP PLUS NP15	1,074.774	14.19	15,251
ING MAP PLUS NP17	5,232.105	14.16	74,087
ING MAP PLUS NP19	1,034.403	14.13	14,616
ING MAP PLUS NP21	8,697.171	14.11	122,717
ING MAP PLUS NP23	2,991.458	14.08	42,120
ING MAP PLUS NP24	200.355	14.07	2,819
ING MAP PLUS NP26	703.635	14.04	9,879
ING MAP PLUS NP27	15,020.149	14.03	210,733
ING MAP PLUS NP29	1,401.596	14.00	19,622
ING MAP PLUS NP30	412.936	13.99	5,777
ING MAP PLUS NP6	108.877	14.31	1,558

	67,492.822		$954,462

ING GNMA Income Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	2,944.748	$10.38	$30,566
ING MAP PLUS NP13	5,644.491	10.37	58,533
ING MAP PLUS NP15	7,969.850	10.35	82,488
ING MAP PLUS NP17	12,107.416	10.33	125,070
ING MAP PLUS NP19	1,823.112	10.31	18,796
ING MAP PLUS NP21	3,736.321	10.29	38,447
ING MAP PLUS NP23	166.315	10.27	1,708
ING MAP PLUS NP27	13,839.797	10.23	141,581
ING MAP PLUS NP29	1,094.052	10.21	11,170
ING MAP PLUS NP30	6,172.862	10.20	62,963
ING MAP PLUS NP32	3,397.375	10.18	34,585
ING MAP PLUS NP6	9,999.613	10.44	104,396
ING MAP PLUS NP7	148.760	10.43	1,552
Qualified XII (1.00)	5.557	10.11	56

	69,050.269		$711,911

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Intermediate Bond Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	24,426.126	$10.52	$256,963
ING MAP PLUS NP11	7,602.145	10.51	79,899
ING MAP PLUS NP13	5,536.172	10.49	58,074
ING MAP PLUS NP14	4,709.885	10.48	49,360
ING MAP PLUS NP17	9,405.189	10.45	98,284
ING MAP PLUS NP19	14,798.533	10.43	154,349
ING MAP PLUS NP20	3,035.887	10.42	31,634
ING MAP PLUS NP21	5,862.233	10.41	61,026
ING MAP PLUS NP22	882.781	10.40	9,181
ING MAP PLUS NP24	2,820.904	10.38	29,281
ING MAP PLUS NP32	65.084	10.31	671

	79,144.939		$828,722

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	60,582.229	$10.39	$629,449

	60,582.229		$629,449

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	302,605.976	$10.60	$3,207,623

	302,605.976		$3,207,623

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	563,900.743	$10.65	$6,005,543
Qualified X (1.15)	36,932.392	10.65	393,330
Qualified X (1.25)	92,807.962	10.65	988,405
Qualified XII (0.15)	5,817.469	11.01	64,050
Qualified XII (0.15)	7,788.608	11.13	86,687
Qualified XII (0.25)	20,715.962	11.13	230,569
Qualified XII (0.50)	55,959.655	11.03	617,235
Qualified XII (0.75)	119.980	10.93	1,311
Qualified XII (0.80)	5,128.640	10.91	55,953
Qualified XII (0.85)	80.388	10.89	875
Qualified XII (0.95)	11,512.008	10.85	124,905
Qualified XII (1.00)	22,361.054	10.83	242,170
Qualified XII (1.05)	84,356.574	10.81	911,895
Qualified XII (1.10)	17,895.762	10.79	193,095
Qualified XII (1.20)	7,137.515	10.76	76,800
Qualified XII (1.25)	203,482.358	10.74	2,185,401
Qualified XII (1.35)	6,762.821	10.70	72,362
Qualified XII (1.40)	18,983.182	10.68	202,740
Qualified XII (1.55)	615.391	10.62	6,535
Qualified XII (1.65)	127.597	10.58	1,350
Qualified XVI	6,693.049	10.55	70,612
Qualified XVIII	14,676.229	10.66	156,449
Qualified XXI	174.354	10.82	1,887
Qualified XXV	439.750	10.90	4,793
Qualified XXVII	172,990.876	10.74	1,857,922
Qualified XXXII	1,377.617	10.19	14,038

	1,358,837.936		$14,566,912

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	32,808.727	$12.47	$409,125
Qualified XII (0.50)	791.346	12.54	9,923
Qualified XII (0.55)	760.067	12.53	9,524
Qualified XII (0.60)	1,244.722	12.53	15,596
Qualified XII (0.65)	77.030	12.52	964
Qualified XII (0.70)	239.320	12.52	2,996
Qualified XII (0.75)	3.755	12.51	47
Qualified XII (0.80)	8,783.040	12.51	109,876
Qualified XII (0.85)	1,401.122	12.51	17,528
Qualified XII (0.90)	11.326	12.50	142
Qualified XII (0.95)	171.750	12.50	2,147
Qualified XII (1.00)	34,204.471	12.49	427,214
Qualified XII (1.05)	0.469	12.49	6
Qualified XII (1.10)	138.834	12.48	1,733
Qualified XII (1.15)	1,448.413	12.48	18,076
Qualified XII (1.20)	1.513	12.48	19
Qualified XII (1.25)	86.575	12.47	1,080
Qualified XII (1.40)	13.039	12.46	162
Qualified XVI	7.982	12.45	99
Qualified XVII	5,428.992	12.47	67,700
Qualified XXVI	189.870	12.50	2,373

	87,812.363		$1,096,330

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Evergreen Health Sciences Portfolio - Class S
Contracts in accumulation period:
Qualified VI	65,568.091	$11.21	$735,018
Qualified XII (0.15)	248.469	11.29	2,805
Qualified XII (0.50)	110.426	11.26	1,243
Qualified XII (0.55)	187.242	11.26	2,108
Qualified XII (0.60)	807.238	11.26	9,090
Qualified XII (0.65)	140.821	11.25	1,584
Qualified XII (0.70)	3,413.876	11.25	38,406
Qualified XII (0.75)	7.191	11.24	81
Qualified XII (0.80)	15,817.834	11.24	177,792
Qualified XII (0.85)	1,175.520	11.24	13,213
Qualified XII (0.90)	784.598	11.23	8,811
Qualified XII (0.95)	4,286.284	11.23	48,135
Qualified XII (1.00)	29,858.296	11.22	335,010
Qualified XII (1.05)	2,145.829	11.22	24,076
Qualified XII (1.10)	21.048	11.22	236
Qualified XII (1.15)	173.633	11.21	1,946
Qualified XII (1.20)	0.698	11.21	8
Qualified XII (1.25)	1,446.831	11.21	16,219
Qualified XII (1.40)	206.201	11.19	2,307
Qualified XV	48.675	11.23	547
Qualified XVI	1,081.740	11.19	12,105
Qualified XXI	1,334.468	11.24	14,999
Qualified XXVI	3.604	11.23	40

	128,868.613		$1,445,779

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING FMRSM Diversified Mid Cap Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP13	198.388	$11.87	$2,355
ING MAP PLUS NP15	975.344	11.86	11,568
ING MAP PLUS NP17	81.048	11.85	960
Qualified VI	233,020.647	11.82	2,754,304
Qualified XII (0.50)	18,064.623	11.88	214,608
Qualified XII (0.55)	639.652	11.88	7,599
Qualified XII (0.60)	549.577	11.88	6,529
Qualified XII (0.65)	267.355	11.87	3,174
Qualified XII (0.70)	1,199.233	11.87	14,235
Qualified XII (0.75)	2,711.492	11.86	32,158
Qualified XII (0.80)	26,415.623	11.86	313,289
Qualified XII (0.85)	9,192.178	11.86	109,019
Qualified XII (0.90)	642.762	11.85	7,617
Qualified XII (0.95)	9,185.621	11.85	108,850
Qualified XII (1.00)	65,895.742	11.84	780,206
Qualified XII (1.05)	1,598.858	11.84	18,930
Qualified XII (1.10)	562.202	11.84	6,656
Qualified XII (1.15)	2,894.902	11.83	34,247
Qualified XII (1.20)	595.544	11.83	7,045
Qualified XII (1.25)	3,997.999	11.82	47,256
Qualified XV	219.222	11.85	2,598
Qualified XVI	4,234.766	11.80	49,970
Qualified XXI	213.147	11.86	2,528
Qualified XXV	2,631.804	11.86	31,213
Qualified XXVI	3,713.816	11.85	44,009

	389,701.545		$4,610,923

ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XXVII	821,240.578	$11.39	$9,353,930
Qualified XXVIII	574,931.636	11.39	6,548,471

	1,396,172.214		$15,902,401

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Emerging Markets Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	293,009.310	$13.40	$3,926,325
Qualified XII (0.15)	2,045.283	13.50	27,611
Qualified XII (0.50)	4,930.357	13.47	66,412
Qualified XII (0.55)	1,241.045	13.47	16,717
Qualified XII (0.60)	5,709.272	13.46	76,847
Qualified XII (0.65)	35.299	13.46	475
Qualified XII (0.70)	5,768.022	13.45	77,580
Qualified XII (0.75)	5,359.949	13.45	72,091
Qualified XII (0.80)	44,087.182	13.45	592,973
Qualified XII (0.85)	15,290.512	13.44	205,504
Qualified XII (0.90)	829.064	13.44	11,143
Qualified XII (0.95)	6,921.244	13.43	92,952
Qualified XII (1.00)	63,577.721	13.43	853,849
Qualified XII (1.05)	5,900.393	13.42	79,183
Qualified XII (1.10)	2,567.871	13.42	34,461
Qualified XII (1.15)	2,732.976	13.41	36,649
Qualified XII (1.20)	578.427	13.41	7,757
Qualified XII (1.25)	4,853.278	13.40	65,034
Qualified XII (1.35)	592.293	13.40	7,937
Qualified XII (1.40)	2,382.379	13.39	31,900
Qualified XII (1.45)	90.352	13.39	1,210
Qualified XV	5,301.778	13.43	71,203
Qualified XVI	21,726.275	13.38	290,698
Qualified XVII	793.143	13.40	10,628
Qualified XXI	3,321.628	13.45	44,676
Qualified XXV	7,658.396	13.45	103,005
Qualified XXVI	5,084.450	13.44	68,335

	512,387.899		$6,873,155

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Small Cap Equity Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	18,756.322	$11.29	$211,759
Qualified XII (0.15)	629.947	11.38	7,169
Qualified XII (0.50)	0.524	11.35	6
Qualified XII (0.70)	42.401	11.34	481
Qualified XII (0.75)	5.801	11.33	66
Qualified XII (0.85)	32.982	11.33	374
Qualified XII (0.90)	2,290.788	11.32	25,932
Qualified XII (0.95)	196.746	11.32	2,227
Qualified XII (1.00)	2,084.030	11.31	23,570
Qualified XII (1.05)	197.897	11.31	2,238
Qualified XII (1.15)	458.459	11.30	5,181
Qualified XII (1.25)	68.551	11.29	774
Qualified XII (1.40)	20.108	11.28	227
Qualified XXI	70.414	11.33	798
Qualified XXVI	90.331	11.32	1,023

	24,945.301		$281,825

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Julius Baer Foreign Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	366,954.058	$13.31	$4,884,159
Qualified X (1.15)	7,239.601	13.84	100,196
Qualified X (1.25)	29,535.767	13.82	408,184
Qualified XII (0.00)	2,879.722	13.58	39,107
Qualified XII (0.30)	15.956	13.52	216
Qualified XII (0.55)	4,470.975	13.46	60,179
Qualified XII (0.60)	472.152	13.45	6,350
Qualified XII (0.65)	2,812.188	13.44	37,796
Qualified XII (0.70)	13,308.334	13.43	178,731
Qualified XII (0.75)	416.457	13.42	5,589
Qualified XII (0.80)	29,871.604	13.41	400,578
Qualified XII (0.85)	22,018.601	13.40	295,049
Qualified XII (0.90)	1,660.147	13.39	22,229
Qualified XII (0.95)	20,784.067	13.38	278,091
Qualified XII (1.00)	121,726.724	13.36	1,626,269
Qualified XII (1.05)	6,505.923	13.35	86,854
Qualified XII (1.10)	2,384.349	13.34	31,807
Qualified XII (1.15)	6,690.385	13.33	89,183
Qualified XII (1.20)	1,703.810	13.32	22,695
Qualified XII (1.25)	596.598	13.95	8,323
Qualified XII (1.25)	6,366.563	13.31	84,739
Qualified XII (1.30)	0.307	13.30	4
Qualified XII (1.35)	6.430	13.29	85
Qualified XII (1.40)	842.556	13.28	11,189
Qualified XII (1.45)	10.046	13.26	133
Qualified XII (1.50)	450.645	13.25	5,971
Qualified XVI	4,895.243	13.25	64,862
Qualified XVII	592.219	13.36	7,912
Qualified XVIII	1,718.862	13.86	23,823
Qualified XXI	457.113	13.41	6,130
Qualified XXV	80.480	13.44	1,082
Qualified XXXII	214.318	13.82	2,962

	657,682.200		$8,790,477

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Legg Mason Value Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP23	35.248	$11.49	$405
Qualified VI	72,660.081	11.48	834,138
Qualified XII (0.15)	2,784.920	11.57	32,222
Qualified XII (0.50)	541.647	11.54	6,251
Qualified XII (0.65)	248.641	11.53	2,867
Qualified XII (0.70)	1,023.808	11.53	11,805
Qualified XII (0.85)	2,993.106	11.51	34,451
Qualified XII (0.90)	3,588.982	11.51	41,309
Qualified XII (0.95)	4,491.429	11.51	51,696
Qualified XII (1.00)	48,646.765	11.50	559,438
Qualified XII (1.05)	4,570.478	11.50	52,560
Qualified XII (1.10)	956.701	11.49	10,992
Qualified XII (1.15)	549.193	11.49	6,310
Qualified XII (1.20)	102.795	11.49	1,181
Qualified XII (1.25)	883.572	11.48	10,143
Qualified XII (1.40)	2,035.269	11.47	23,345
Qualified XII (1.45)	19.237	11.47	221
Qualified XII (1.50)	268.038	11.46	3,072
Qualified XIII	1,053.136	11.52	12,132
Qualified XVI	476.115	11.46	5,456

	147,929.161		$1,699,994

ING Marsico Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP13	216.111	$11.43	$2,470
ING MAP PLUS NP21	376.852	11.40	4,296
Qualified VI	64,048.010	11.39	729,507
Qualified XII (0.15)	774.092	11.47	8,879
Qualified XII (0.50)	5,771.796	11.44	66,029
Qualified XII (0.60)	331.879	11.44	3,797
Qualified XII (0.70)	678.204	11.43	7,752
Qualified XII (0.75)	1,102.374	11.42	12,589
Qualified XII (0.80)	10,731.430	11.42	122,553
Qualified XII (0.85)	1,853.609	11.42	21,168
Qualified XII (0.90)	4.730	11.41	54
Qualified XII (0.95)	3,536.852	11.41	40,355
Qualified XII (1.00)	8,045.133	11.40	91,715
Qualified XII (1.05)	1.700	11.40	19
Qualified XII (1.10)	41.392	11.40	472
Qualified XII (1.15)	2,490.793	11.39	28,370
Qualified XII (1.20)	46.304	11.39	527
Qualified XII (1.25)	780.013	11.39	8,884
Qualified XII (1.40)	2.083	11.37	24
Qualified XII (1.45)	20.200	11.37	230
Qualified XV	831.677	11.41	9,489
Qualified XVI	27.480	11.37	312

	101,712.714		$1,159,491

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Marsico International Opportunities Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP26	113.330	$12.42	$1,408
Qualified VI	29,594.425	12.43	367,859
Qualified XII (0.70)	1,837.471	12.48	22,932
Qualified XII (0.75)	16.077	12.47	200
Qualified XII (0.80)	40,087.343	12.47	499,889
Qualified XII (0.85)	5,781.982	12.46	72,044
Qualified XII (0.90)	238.862	12.46	2,976
Qualified XII (0.95)	651.163	12.46	8,113
Qualified XII (1.00)	20,562.039	12.45	255,997
Qualified XII (1.05)	206.938	12.45	2,576
Qualified XII (1.10)	359.711	12.44	4,475
Qualified XII (1.15)	1,213.887	12.44	15,101
Qualified XII (1.25)	828.455	12.43	10,298
Qualified XII (1.40)	15.849	12.42	197
Qualified XV	397.153	12.46	4,949
Qualified XVI	5,949.425	12.41	73,832
Qualified XXI	114.876	12.47	1,433
Qualified XXV	205.409	12.47	2,561
Qualified XXVI	75.942	12.46	946

	108,250.337		$1,347,786

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Total Return Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP13	14,377.976	$11.09	$159,452
ING MAP PLUS NP14	25,825.444	11.08	286,146
ING MAP PLUS NP17	120.841	11.05	1,335
ING MAP PLUS NP23	316.344	10.98	3,473
ING MAP PLUS NP26	7.403	10.95	81
Qualified V	230.310	12.54	2,888
Qualified VI	1,519,367.854	13.12	19,934,106
Qualified X (1.15)	3,244.540	11.18	36,274
Qualified X (1.25)	76,601.332	11.16	854,871
Qualified XII (0.15)	4.247	12.86	55
Qualified XII (0.15)	2,295.897	12.96	29,755
Qualified XII (0.40)	276.896	13.66	3,782
Qualified XII (0.50)	19,365.796	13.61	263,568
Qualified XII (0.55)	22,240.697	13.61	302,696
Qualified XII (0.60)	16,161.818	13.59	219,639
Qualified XII (0.65)	7,647.940	13.57	103,783
Qualified XII (0.70)	48,227.669	13.56	653,967
Qualified XII (0.75)	9,979.964	13.54	135,129
Qualified XII (0.80)	180,292.356	13.50	2,433,947
Qualified XII (0.85)	84,096.510	13.47	1,132,780
Qualified XII (0.90)	9,016.433	13.47	121,451
Qualified XII (0.95)	122,825.847	13.43	1,649,551
Qualified XII (1.00)	674,915.025	13.42	9,057,360
Qualified XII (1.05)	21,114.582	13.40	282,935
Qualified XII (1.10)	89,822.010	13.38	1,201,819
Qualified XII (1.15)	22,326.749	13.37	298,509
Qualified XII (1.20)	7,215.843	13.35	96,332
Qualified XII (1.25)	3,189.336	11.34	36,167
Qualified XII (1.25)	65,612.416	13.33	874,614
Qualified XII (1.30)	2,566.227	13.32	34,182
Qualified XII (1.35)	2,387.814	13.30	31,758
Qualified XII (1.40)	13,468.339	13.28	178,860
Qualified XII (1.45)	1,688.387	13.27	22,405
Qualified XII (1.50)	361.325	13.25	4,788
Qualified XV	613.292	12.69	7,783
Qualified XVI	26,688.190	13.03	347,747
Qualified XVII	8,976.365	12.59	113,012
Qualified XXI	5,112.999	12.74	65,140
Qualified XXV	534.769	12.76	6,824
Qualified XXVI	20,712.720	12.71	263,259
Qualified XXXII	2,595.299	11.16	28,964

	3,132,425.801		$41,281,187

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Utilities Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	50,344.989	$11.41	$574,436
Qualified XII (0.50)	301.669	11.47	3,460
Qualified XII (0.60)	735.158	11.46	8,425
Qualified XII (0.70)	10,300.352	11.45	117,939
Qualified XII (0.75)	71.452	11.45	818
Qualified XII (0.80)	2,231.316	11.44	25,526
Qualified XII (0.85)	5,491.403	11.44	62,822
Qualified XII (0.90)	8.822	11.44	101
Qualified XII (0.95)	9,213.654	11.43	105,312
Qualified XII (1.00)	14,971.206	11.43	171,121
Qualified XII (1.10)	1,223.947	11.42	13,977
Qualified XII (1.15)	129.892	11.42	1,483
Qualified XII (1.25)	413.895	11.41	4,723
Qualified XII (1.45)	28.696	11.39	327
Qualified XV	1,026.871	11.43	11,737
Qualified XVI	3,735.359	11.39	42,546
Qualified XXI	3,242.736	11.44	37,097
Qualified XXV	760.092	11.45	8,703

	104,231.509		$1,190,553

ING Oppenheimer Main Street Portfolio® - Service Class
Contracts in accumulation period:
Qualified VI	7,595.527	$10.98	$83,399
Qualified XII (0.70)	25.601	11.02	282
Qualified XII (0.85)	914.048	11.01	10,064
Qualified XII (0.90)	6.457	11.00	71
Qualified XII (0.95)	454.875	11.00	5,004
Qualified XII (1.00)	2,543.136	11.00	27,975
Qualified XII (1.05)	849.896	10.99	9,340
Qualified XII (1.10)	21.608	10.99	237
Qualified XII (1.20)	0.112	10.98	1
Qualified XII (1.25)	157.215	10.98	1,726
Qualified XII (1.40)	950.704	10.97	10,429
Qualified XII (1.45)	8.780	10.96	96
Qualified XVI	3,947.161	10.96	43,261

Qualified XXI	1,966.635	11.01	21,653

	19,441.755		$213,538

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO High Yield Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	82,108.315	$10.48	$860,495
Qualified XII (0.15)	1,026.726	10.56	10,842
Qualified XII (0.50)	995.415	10.54	10,492
Qualified XII (0.60)	2,469.876	10.53	26,008
Qualified XII (0.70)	5,419.473	10.52	57,013
Qualified XII (0.75)	6.759	10.52	71
Qualified XII (0.80)	13,174.090	10.51	138,460
Qualified XII (0.85)	2,448.638	10.51	25,735
Qualified XII (0.90)	757.737	10.51	7,964
Qualified XII (0.95)	2,243.485	10.50	23,557
Qualified XII (1.00)	17,239.013	10.50	181,010
Qualified XII (1.05)	622.967	10.50	6,541
Qualified XII (1.10)	145.745	10.49	1,529
Qualified XII (1.15)	2,233.446	10.49	23,429
Qualified XII (1.20)	185.566	10.49	1,947
Qualified XII (1.25)	266.057	10.48	2,788
Qualified XII (1.40)	524.234	10.47	5,489
Qualified XV	593.096	10.50	6,228
Qualified XVI	68.577	10.46	717
Qualified XXI	712.615	10.51	7,490
Qualified XXV	1,702.175	10.52	17,907
Qualified XXVI	174.117	10.51	1,830

	135,118.122		$1,417,542

ING Stock Index Portfolio - Institutional Class
Contracts in accumulation period:
Qualified XII (0.00)	2,148,427.035	$11.56	$24,835,817
Qualified XII (0.40)	30.755	11.48	353
Qualified XII (0.80)	17,570.192	11.41	200,476

	2,166,027.982		$25,036,646

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP15	2,358.132	$10.97	$25,869
ING MAP PLUS NP21	19,242.467	10.94	210,513
Qualified VI	1,031,528.954	10.93	11,274,611
Qualified XII (0.15)	1,579.874	11.01	17,394
Qualified XII (0.50)	11,276.941	10.99	123,934
Qualified XII (0.60)	6,162.565	10.98	67,665
Qualified XII (0.65)	13.079	10.98	144
Qualified XII (0.70)	10,860.345	10.97	119,138
Qualified XII (0.75)	7,319.387	10.97	80,294
Qualified XII (0.80)	79,877.991	10.97	876,262
Qualified XII (0.85)	30,644.631	10.96	335,865
Qualified XII (0.90)	1,515.251	10.96	16,607
Qualified XII (0.95)	52,629.894	10.95	576,297
Qualified XII (1.00)	402,362.261	10.95	4,405,867
Qualified XII (1.05)	8,282.317	10.95	90,691
Qualified XII (1.10)	10,344.132	10.94	113,165
Qualified XII (1.15)	5,220.952	10.94	57,117
Qualified XII (1.20)	451.557	10.94	4,940
Qualified XII (1.25)	3,399.363	10.93	37,155
Qualified XII (1.25)	26,001.978	10.93	284,202
Qualified XII (1.35)	6.839	10.93	75
Qualified XII (1.40)	2,265.458	10.92	24,739
Qualified XII (1.45)	36.847	10.92	402
Qualified XII (1.50)	844.118	10.91	9,209
Qualified XV	179.244	10.95	1,963
Qualified XVI	23,801.705	10.91	259,677
Qualified XVII	867.631	10.93	9,483
Qualified XXI	3,552.605	10.97	38,972
Qualified XXV	6,680.168	10.97	73,281
Qualified XXVI	2,607.797	10.96	28,581

	1,751,914.483		$19,164,112

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP10	1,867.204	$11.60	$21,660
ING MAP PLUS NP11	2,592.869	11.59	30,051
ING MAP PLUS NP13	99.849	11.57	1,155
ING MAP PLUS NP15	9,726.758	11.55	112,344
ING MAP PLUS NP20	26,832.240	11.50	308,571
ING MAP PLUS NP21	820.493	11.48	9,419
ING MAP PLUS NP22	43.491	11.47	499
ING MAP PLUS NP28	11,173.750	11.41	127,492
ING MAP PLUS NP29	111.156	11.40	1,267
ING MAP PLUS NP30	836.788	11.39	9,531
ING MAP PLUS NP6	3,135.342	11.65	36,527
Qualified V	431.136	14.12	6,088
Qualified VI	995,403.701	15.08	15,010,688
Qualified VIII	340.759	14.18	4,832
Qualified X (1.15)	1,483.487	11.65	17,283
Qualified X (1.25)	68,863.741	11.64	801,574
Qualified XII (0.15)	4.987	14.48	72
Qualified XII (0.15)	1,706.246	14.60	24,911
Qualified XII (0.30)	13.463	15.47	208
Qualified XII (0.50)	13,131.486	15.37	201,831
Qualified XII (0.55)	10,755.452	15.37	165,311
Qualified XII (0.60)	9,554.633	15.35	146,664
Qualified XII (0.65)	8,869.963	15.33	135,977
Qualified XII (0.70)	48,012.841	15.31	735,077
Qualified XII (0.75)	9,686.160	15.29	148,101
Qualified XII (0.80)	66,199.886	15.25	1,009,548
Qualified XII (0.85)	81,482.473	15.21	1,239,348
Qualified XII (0.90)	4,885.121	15.21	74,303
Qualified XII (0.95)	1,942,379.437	15.17	29,465,896
Qualified XII (1.00)	190,861.385	15.15	2,891,550
Qualified XII (1.05)	19,570.126	15.13	296,096
Qualified XII (1.10)	31,356.964	15.11	473,804
Qualified XII (1.15)	16,297.593	15.10	246,094
Qualified XII (1.20)	6,566.016	15.08	99,016
Qualified XII (1.25)	569.250	11.78	6,706
Qualified XII (1.25)	21,697.438	15.06	326,763
Qualified XII (1.30)	33.124	15.04	498
Qualified XII (1.35)	897.277	15.02	13,477
Qualified XII (1.40)	4,525.024	15.00	67,875
Qualified XII (1.45)	95.620	14.98	1,432
Qualified XII (1.50)	387.513	14.97	5,801

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Equity Income Portfolio - Service Class (continued)
Qualified XV	2,792.670	$14.29	$39,907
Qualified XVI	15,678.371	14.98	234,862
Qualified XVII	7,278.510	14.18	103,209
Qualified XVIII	1,257.300	11.68	14,685
Qualified XXI	12,211.230	14.35	175,231
Qualified XXV	849.646	14.37	12,209
Qualified XXVI	3,510.150	14.31	50,230
Qualified XXXII	2,911.610	11.64	33,891

	3,659,791.729		$54,939,564

ING Van Kampen Growth and Income Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	327,404.149	$11.04	$3,614,542
Qualified XII (0.15)	812.826	11.12	9,039
Qualified XII (0.50)	1,679.995	11.10	18,648
Qualified XII (0.60)	1,607.291	11.09	17,825
Qualified XII (0.65)	215.478	11.09	2,390
Qualified XII (0.70)	6,843.989	11.08	75,831
Qualified XII (0.75)	4,811.659	11.08	53,313
Qualified XII (0.80)	167,606.724	11.08	1,857,083
Qualified XII (0.85)	11,182.970	11.07	123,795
Qualified XII (0.90)	392.892	11.07	4,349
Qualified XII (0.95)	12,179.559	11.07	134,828
Qualified XII (1.00)	192,986.697	11.06	2,134,433
Qualified XII (1.05)	1,332.387	11.06	14,736
Qualified XII (1.10)	4,569.888	11.05	50,497
Qualified XII (1.15)	2,792.323	11.05	30,855
Qualified XII (1.20)	162.229	11.05	1,793
Qualified XII (1.25)	4,274.407	11.04	47,189
Qualified XII (1.35)	695.626	11.04	7,680
Qualified XII (1.40)	393.531	11.03	4,341
Qualified XV	15.177	11.07	168
Qualified XVI	10,200.988	11.02	112,415
Qualified XVII	2,773.973	11.04	30,625
Qualified XXI	1,179.412	11.08	13,068
Qualified XXV	2,482.481	11.08	27,506
Qualified XXVI	71.712	11.07	794

	758,668.363		$8,387,743

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING International Fund - Class Q
Contracts in accumulation period:
ING MAP PLUS NP26	194.746	$12.56	$2,446

	194.746		$2,446

ING International SmallCap Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	18,353.149	$14.52	$266,488
ING MAP PLUS NP26	1,148.365	14.35	16,479

	19,501.514		$282,967

ING American Century Large Company Value Portfolio - Service Class
Currently payable annuity contracts:			$21,976
Contracts in accumulation period:
Qualified VI	151,502.754	$13.83	2,095,283
Qualified X (1.15)	17,991.691	11.06	198,988
Qualified X (1.25)	49,767.498	10.74	534,503
Qualified XII (0.15)	1,705.323	14.47	24,676
Qualified XII (0.50)	755.138	14.27	10,776
Qualified XII (0.55)	2,314.708	14.24	32,961
Qualified XII (0.60)	3,640.528	14.21	51,732
Qualified XII (0.65)	5,071.874	14.18	71,919
Qualified XII (0.70)	1,521.714	14.15	21,532
Qualified XII (0.75)	1,654.062	14.12	23,355
Qualified XII (0.80)	2,148.987	14.09	30,279
Qualified XII (0.85)	8,580.393	14.06	120,640
Qualified XII (0.90)	451.115	14.03	6,329
Qualified XII (0.95)	13,140.204	14.01	184,094
Qualified XII (1.00)	40,172.651	13.98	561,614
Qualified XII (1.05)	2,082.594	13.95	29,052
Qualified XII (1.10)	5,135.418	13.92	71,485
Qualified XII (1.15)	815.114	13.89	11,322
Qualified XII (1.20)	899.363	13.86	12,465
Qualified XII (1.25)	5,047.533	13.83	69,807
Qualified XII (1.30)	339.573	13.80	4,686
Qualified XII (1.35)	517.829	13.78	7,136
Qualified XII (1.40)	1,469.123	13.75	20,200
Qualified XII (1.45)	20.745	13.72	285
Qualified XV	1,360.141	14.01	19,056
Qualified XVI	5,280.822	13.69	72,294
Qualified XVIII	629.778	11.13	7,009
Qualified XXI	326.235	14.09	4,597
Qualified XXV	1,243.662	14.12	17,561
Qualified XXVI	4,091.721	14.03	57,407

	329,678.291		$4,395,019

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Initial Class
Currently payable annuity contracts:			$309,667
Contracts in accumulation period:
Qualified V	1,175.824	$10.14	11,923
Qualified VI	6,193,036.439	10.16	62,921,250
Qualified VIII	3,409.569	10.16	34,641
Qualified X (1.15)	82,568.714	10.17	839,724
Qualified X (1.25)	587,981.716	10.16	5,973,894
Qualified XII (0.05)	34,124.589	10.27	350,460
Qualified XII (0.15)	23,272.953	10.26	238,781
Qualified XII (0.15)	60,991.600	10.22	623,334
Qualified XII (0.25)	68,146.676	10.25	698,503
Qualified XII (0.35)	34,201.259	10.24	350,221
Qualified XII (0.40)	596,403.661	10.24	6,107,173
Qualified XII (0.45)	1,596.837	10.23	16,336
Qualified XII (0.50)	373,528.445	10.23	3,821,196
Qualified XII (0.55)	105,920.895	10.22	1,082,512
Qualified XII (0.60)	119,054.718	10.22	1,216,739
Qualified XII (0.65)	33,109.772	10.21	338,051
Qualified XII (0.70)	272,583.985	10.21	2,783,082
Qualified XII (0.75)	233,586.158	10.20	2,382,579
Qualified XII (0.80)	486,078.480	10.20	4,958,001
Qualified XII (0.85)	725,698.070	10.20	7,402,120
Qualified XII (0.90)	44,109.154	10.19	449,472
Qualified XII (0.95)	403,792.149	10.19	4,114,642
Qualified XII (1.00)	1,243,343.111	10.18	12,657,233
Qualified XII (1.05)	190,969.982	10.18	1,944,074
Qualified XII (1.10)	167,082.465	10.17	1,699,229
Qualified XII (1.15)	71,961.524	10.17	731,849
Qualified XII (1.20)	42,483.987	10.16	431,637
Qualified XII (1.25)	81,969.473	10.16	832,810
Qualified XII (1.30)	7,176.205	10.15	72,838
Qualified XII (1.35)	5,863.569	10.15	59,515
Qualified XII (1.40)	22,030.713	10.15	223,612
Qualified XII (1.45)	3,361.583	10.14	34,086
Qualified XII (1.50)	7,312.208	10.14	74,146
Qualified XV	34,400.362	10.19	350,540
Qualified XVI	169,734.419	10.14	1,721,107
Qualified XVII	10,905.072	10.16	110,796
Qualified XVIII	27,745.248	10.16	281,892
Qualified XXI	92,128.895	10.20	939,715
Qualified XXII	486.206	10.23	4,974
Qualified XXV	81,793.625	10.20	834,295
Qualified XXVI	36,488.492	10.19	371,818
Qualified XXVII	2,327,182.639	10.49	24,412,146
Qualified XXVIII	288,886.042	10.49	3,030,415
Qualified XXXII	28,630.620	10.16	290,887
Qualified XXXIII (0.65)	1,649.056	10.21	16,837

	15,427,957.159		$158,150,752

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Select Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	2,284.257	$8.86	$20,239
Qualified XII (1.15)	14.111	8.90	126
Qualified XXXIII (0.40)	9.028	9.21	83

	2,307.396		$20,448

ING American Century Small Cap Value Portfolio - Service Class
Currently payable annuity contracts:			$352,218
Contracts in accumulation period:
ING MAP PLUS NP10	5,347.375	$12.60	67,377
ING MAP PLUS NP26	12.594	12.41	156
ING MAP PLUS NP28	5,454.982	12.39	67,587
ING MAP PLUS NP29	17.900	12.37	221
Qualified V	107.798	13.72	1,479
Qualified VI	498,974.980	13.80	6,885,855
Qualified X (1.15)	26,684.396	13.86	369,846
Qualified X (1.25)	57,475.116	13.80	793,157
Qualified XII (0.00)	4,586.279	14.45	66,272
Qualified XII (0.05)	18,041.651	14.28	257,635
Qualified XII (0.15)	2,610.423	14.37	37,512
Qualified XII (0.30)	41,011.147	14.30	586,459
Qualified XII (0.35)	4,872.670	14.27	69,533
Qualified XII (0.50)	8,193.372	14.19	116,264
Qualified XII (0.55)	15,174.531	14.16	214,871
Qualified XII (0.60)	6,992.717	14.14	98,877
Qualified XII (0.65)	4,005.885	14.11	56,523
Qualified XII (0.70)	34,192.406	14.09	481,771
Qualified XII (0.75)	4,551.575	14.06	63,995
Qualified XII (0.80)	104,798.971	14.03	1,470,330
Qualified XII (0.85)	36,285.428	14.01	508,359
Qualified XII (0.90)	2,625.079	13.98	36,699
Qualified XII (0.95)	1,082,078.015	13.96	15,105,809
Qualified XII (1.00)	212,012.007	13.93	2,953,327
Qualified XII (1.05)	5,590.665	13.91	77,766
Qualified XII (1.10)	10,289.823	13.88	142,823
Qualified XII (1.15)	6,481.404	13.86	89,832
Qualified XII (1.20)	2,081.872	13.83	28,792
Qualified XII (1.25)	10,539.557	13.80	145,446
Qualified XII (1.35)	250.153	13.75	3,440
Qualified XII (1.40)	8,063.212	13.73	110,708
Qualified XII (1.45)	230.805	13.70	3,162
Qualified XII (1.50)	54.310	13.68	743

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING American Century Small Cap Value Portfolio - Service Class (continued)
Qualified XV	492.505	13.96	6,875
Qualified XVI	10,175.857	13.68	139,206
Qualified XVII	5,293.959	13.80	73,057
Qualified XVIII	1,176.136	13.93	16,384
Qualified XXI	3,583.234	14.03	50,273
Qualified XXV	1,133.744	14.06	15,940
Qualified XXVI	1,529.721	13.98	21,386
Qualified XXXII	766.157	13.09	10,029

	2,243,840.411		$31,597,994

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class
Currently payable annuity contracts:			$325,912
Contracts in accumulation period:
ING MAP PLUS NP12	246.285	$13.03	3,209
ING MAP PLUS NP13	9,945.358	13.01	129,389
ING MAP PLUS NP14	3,868.197	13.00	50,287
ING MAP PLUS NP15	2,238.825	12.99	29,082
ING MAP PLUS NP17	1,546.186	12.97	20,054
ING MAP PLUS NP20	18,185.653	12.93	235,140
ING MAP PLUS NP21	1,475.011	12.92	19,057
ING MAP PLUS NP23	405.728	12.89	5,230
ING MAP PLUS NP28	3,923.480	12.83	50,338
ING MAP PLUS NP29	17.275	12.82	221
ING MAP PLUS NP30	204.304	12.81	2,617
ING MAP PLUS NP6	1,458.168	13.10	19,102
Qualified VI	1,654,972.337	15.34	25,387,276
Qualified X (1.15)	43,930.407	15.39	676,089
Qualified X (1.25)	174,248.162	15.34	2,672,967
Qualified XII (0.05)	34,219.497	15.87	543,063
Qualified XII (0.15)	4,209.416	15.97	67,224
Qualified XII (0.30)	56,406.869	15.88	895,741
Qualified XII (0.35)	3,937.368	15.85	62,407
Qualified XII (0.50)	20,564.188	15.77	324,297
Qualified XII (0.55)	5,762.262	15.74	90,698
Qualified XII (0.60)	27,529.186	15.71	432,484
Qualified XII (0.65)	24,588.266	15.68	385,544
Qualified XII (0.70)	42,155.847	15.65	659,739
Qualified XII (0.75)	18,117.889	15.62	283,001
Qualified XII (0.80)	422,770.179	15.59	6,590,987
Qualified XII (0.85)	133,424.839	15.57	2,077,425
Qualified XII (0.90)	8,894.710	15.54	138,224
Qualified XII (0.95)	1,132,613.644	15.51	17,566,838
Qualified XII (1.00)	492,194.910	15.48	7,619,177
Qualified XII (1.05)	35,620.903	15.45	550,343
Qualified XII (1.10)	8,983.621	15.42	138,527
Qualified XII (1.15)	20,705.914	15.39	318,664
Qualified XII (1.20)	9,471.976	15.37	145,584
Qualified XII (1.25)	411.378	12.88	5,299

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Baron Small Cap Growth Portfolio - Service Class (continued)
Qualified XII (1.25)	33,006.068	$15.34	$506,313
Qualified XII (1.30)	3,169.627	15.31	48,527
Qualified XII (1.35)	5,624.135	15.28	85,937
Qualified XII (1.40)	5,416.760	15.25	82,606
Qualified XII (1.45)	420.239	15.23	6,400
Qualified XII (1.50)	4.046	15.20	62
Qualified XV	2,691.696	15.51	41,748
Qualified XVI	30,959.147	15.20	470,579
Qualified XVII	2,509.962	15.34	38,503
Qualified XVIII	2,630.913	15.48	40,727
Qualified XXI	23,357.266	15.59	364,140
Qualified XXV	8,033.250	15.62	125,479
Qualified XXVI	7,731.201	15.54	120,143
Qualified XXVII	490,493.331	17.55	8,608,158
Qualified XXXII	742.133	13.71	10,175
Qualified XXXIII (0.40)	6,332.993	15.87	100,505

	5,042,371.005		$79,171,238

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Davis Venture Value Portfolio - Service Class
Currently payable annuity contracts:			$50,741
Contracts in accumulation period:
ING MAP PLUS NP17	25.009	$10.73	268
ING MAP PLUS NP26	158.361	10.64	1,685
Qualified VI	209,369.741	18.16	3,802,154
Qualified X (1.15)	12,420.342	11.74	145,815
Qualified X (1.25)	40,217.883	11.41	458,886
Qualified XII (0.15)	134.687	19.00	2,559
Qualified XII (0.50)	2,872.535	18.74	53,831
Qualified XII (0.55)	884.923	18.70	16,548
Qualified XII (0.60)	1,603.950	18.66	29,930
Qualified XII (0.65)	3,326.270	18.62	61,935
Qualified XII (0.70)	7,510.475	18.58	139,545
Qualified XII (0.75)	1,352.249	18.54	25,071
Qualified XII (0.80)	18,661.508	18.50	345,238
Qualified XII (0.85)	18,595.638	18.47	343,461
Qualified XII (0.90)	1,117.515	18.43	20,596
Qualified XII (0.95)	14,936.381	18.39	274,680
Qualified XII (1.00)	53,096.863	18.35	974,327
Qualified XII (1.05)	3,035.071	18.31	55,572
Qualified XII (1.10)	3,279.983	18.28	59,958
Qualified XII (1.15)	3,204.981	18.24	58,459
Qualified XII (1.20)	1,089.344	18.20	19,826
Qualified XII (1.25)	6,870.195	18.16	124,763
Qualified XII (1.30)	696.657	18.12	12,623
Qualified XII (1.35)	154.815	18.09	2,801
Qualified XII (1.40)	694.196	18.05	12,530
Qualified XII (1.45)	29.294	18.01	528
Qualified XV	397.883	18.39	7,317
Qualified XVI	3,565.168	17.98	64,102
Qualified XVII	2,347.373	18.16	42,628
Qualified XVIII	760.410	11.80	8,973
Qualified XXI	807.890	18.50	14,946
Qualified XXV	2,556.209	18.54	47,392
Qualified XXVI	2,724.843	18.43	50,219

	418,498.642		$7,329,907

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Fundamental Research Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	89,139.242	$8.85	$788,882
Qualified X (1.15)	2,328.734	11.51	26,804
Qualified X (1.25)	9,304.680	10.89	101,328
Qualified XII (0.15)	5.330	9.26	49
Qualified XII (0.50)	223.126	9.12	2,035
Qualified XII (0.60)	1,751.631	9.09	15,922
Qualified XII (0.65)	893.961	9.07	8,108
Qualified XII (0.70)	440.702	9.05	3,988
Qualified XII (0.75)	37.639	9.03	340
Qualified XII (0.80)	3,417.765	9.01	30,794
Qualified XII (0.85)	2,635.427	8.99	23,692
Qualified XII (0.90)	1,277.299	8.97	11,457
Qualified XII (0.95)	6,299.173	8.96	56,441
Qualified XII (1.00)	37,021.518	8.94	330,972
Qualified XII (1.05)	4,856.508	8.92	43,320
Qualified XII (1.10)	3,687.540	8.90	32,819
Qualified XII (1.15)	657.045	8.88	5,835
Qualified XII (1.20)	2,311.630	8.86	20,481
Qualified XII (1.25)	2,181.208	8.85	19,304
Qualified XII (1.30)	465.720	8.83	4,112
Qualified XII (1.40)	194.863	8.79	1,713
Qualified XII (1.45)	4.489	8.77	39
Qualified XVI	704.864	8.75	6,168
Qualified XXI	113.158	9.01	1,020
Qualified XXV	40.044	9.04	362
Qualified XXVI	49.602	8.97	445

	170,042.898		$1,536,430

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Goldman Sachs® Capital Growth Portfolio - Service Class
Currently payable annuity contracts:			$73,061
Contracts in accumulation period:
Qualified VI	60,233.450	$10.90	656,545
Qualified X (1.15)	3,325.597	10.65	35,418
Qualified X (1.25)	32,430.611	10.02	324,955
Qualified XII (0.15)	207.406	11.41	2,367
Qualified XII (0.50)	642.885	11.25	7,232
Qualified XII (0.60)	2,927.361	11.20	32,786
Qualified XII (0.65)	2,751.929	11.18	30,767
Qualified XII (0.70)	17,658.873	11.15	196,896
Qualified XII (0.75)	1,036.051	11.13	11,531
Qualified XII (0.80)	7,483.369	11.11	83,140
Qualified XII (0.85)	6,392.610	11.08	70,830
Qualified XII (0.90)	639.505	11.06	7,073
Qualified XII (0.95)	3,662.243	11.04	40,431
Qualified XII (1.00)	16,431.198	11.01	180,907
Qualified XII (1.05)	63.187	10.99	694
Qualified XII (1.10)	6,978.645	10.97	76,556
Qualified XII (1.15)	666.605	10.95	7,299
Qualified XII (1.20)	393.393	10.92	4,296
Qualified XII (1.25)	4,103.455	10.90	44,728
Qualified XII (1.35)	306.980	10.86	3,334
Qualified XII (1.40)	1,332.734	10.83	14,434
Qualified XII (1.45)	928.214	10.81	10,034
Qualified XII (1.50)	119.330	10.79	1,288
Qualified XV	643.819	11.04	7,108
Qualified XVI	1,866.965	10.79	20,145
Qualified XVIII	669.292	10.71	7,168
Qualified XXI	2,069.715	11.11	22,995
Qualified XXV	2,412.465	11.13	26,851

	178,377.887		$2,000,869

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Fleming International Portfolio - Initial Class
Currently payable annuity contracts:			$1,168,444
Contracts in accumulation period:
Qualified V	279.528	$23.05	6,443
Qualified VI	1,730,011.773	23.64	40,897,478
Qualified VIII	13,822.944	19.90	275,077
Qualified X (1.15)	117,422.305	23.92	2,808,742
Qualified X (1.25)	152,435.790	23.64	3,603,582
Qualified XII (0.00)	154,401.988	12.69	1,959,361
Qualified XII (0.05)	25,133.568	25.01	628,591
Qualified XII (0.15)	3,542.018	12.50	44,275
Qualified XII (0.15)	25,520.755	12.40	316,457
Qualified XII (0.25)	126,905.905	12.45	1,579,979
Qualified XII (0.30)	185,068.080	12.40	2,294,844
Qualified XII (0.35)	21,130.743	12.35	260,965
Qualified XII (0.45)	247.262	12.26	3,031
Qualified XII (0.50)	198,871.418	13.46	2,676,809
Qualified XII (0.55)	73,281.578	12.17	891,837
Qualified XII (0.60)	29,274.650	12.12	354,809
Qualified XII (0.65)	48,645.942	12.07	587,157
Qualified XII (0.70)	272,995.473	12.03	3,284,136
Qualified XII (0.75)	168,432.275	11.98	2,017,819
Qualified XII (0.80)	316,019.485	13.48	4,259,943
Qualified XII (0.85)	423,541.143	16.58	7,022,312
Qualified XII (0.90)	15,314.544	13.37	204,755
Qualified XII (0.95)	252,418.971	16.42	4,144,720
Qualified XII (1.00)	986,453.417	16.34	16,118,649
Qualified XII (1.05)	86,437.929	16.26	1,405,481
Qualified XII (1.10)	31,455.620	16.19	509,266
Qualified XII (1.15)	28,688.131	16.11	462,166
Qualified XII (1.20)	11,881.172	16.03	190,455
Qualified XII (1.25)	17,243.774	15.95	275,038
Qualified XII (1.30)	481.063	15.88	7,639
Qualified XII (1.35)	31.427	15.80	497
Qualified XII (1.40)	4,814.878	15.72	75,690
Qualified XII (1.45)	1,097.719	15.65	17,179
Qualified XII (1.50)	1,973.329	15.57	30,725

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Fleming International Portfolio - Initial Class (continued)
Qualified XV	20,263.344	$24.29	$492,197
Qualified XVI	39,311.301	23.13	909,270
Qualified XVII	280.095	23.64	6,621
Qualified XVIII	5,841.082	23.64	138,083
Qualified XXI	22,464.064	24.53	551,043
Qualified XXV	2,184.923	24.26	53,006
Qualified XXVI	1,975.139	24.07	47,542
Qualified XXVII	1,326,641.771	24.97	33,126,245
Qualified XXVIII	148,592.446	24.89	3,698,466
Qualified XXXII	28,687.535	13.43	385,274
Qualified XXXIII (0.65)	1,394.065	12.34	17,203

	7,122,912.362		$139,809,301

ING JPMorgan Fleming International Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP23	255.157	$12.42	$3,169

	255.157		$3,169

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING JPMorgan Mid Cap Value Portfolio - Service Class
Currently payable annuity contracts:			$321,902
Contracts in accumulation period:
ING MAP PLUS NP13	18,748.149	$12.64	236,977
ING MAP PLUS NP14	1,856.816	12.62	23,433
ING MAP PLUS NP17	83.519	12.59	1,052
ING MAP PLUS NP20	24,117.527	12.55	302,675
ING MAP PLUS NP21	3,892.707	12.54	48,815
Qualified VI	689,876.993	15.03	10,368,851
Qualified X (1.15)	32,166.324	15.08	485,068
Qualified X (1.25)	190,611.866	15.03	2,864,896
Qualified XII (0.05)	36,957.233	15.55	574,685
Qualified XII (0.15)	2,514.046	15.64	39,320
Qualified XII (0.35)	4,372.933	15.53	67,912
Qualified XII (0.50)	14,964.668	15.45	231,204
Qualified XII (0.55)	6,591.686	15.42	101,644
Qualified XII (0.60)	8,879.847	15.39	136,661
Qualified XII (0.65)	4,309.962	15.36	66,201
Qualified XII (0.70)	51,463.654	15.33	788,938
Qualified XII (0.75)	19,886.652	15.30	304,266
Qualified XII (0.80)	18,310.872	15.28	279,790
Qualified XII (0.85)	72,437.980	15.25	1,104,679
Qualified XII (0.90)	7,379.838	15.22	112,321
Qualified XII (0.95)	58,226.348	15.19	884,458
Qualified XII (1.00)	233,127.820	15.16	3,534,218
Qualified XII (1.05)	21,150.014	15.14	320,211
Qualified XII (1.10)	11,724.241	15.11	177,153
Qualified XII (1.15)	6,179.045	15.08	93,180
Qualified XII (1.20)	6,143.483	15.05	92,459
Qualified XII (1.25)	10,412.289	15.03	156,497
Qualified XII (1.35)	524.442	14.97	7,851
Qualified XII (1.40)	3,745.229	14.94	55,954
Qualified XII (1.45)	577.640	14.92	8,618
Qualified XV	1,119.240	15.19	17,001
Qualified XVI	14,595.222	14.89	217,323
Qualified XVII	2,453.667	15.03	36,879
Qualified XVIII	351.761	15.16	5,333
Qualified XXI	4,986.153	15.28	76,188
Qualified XXV	6,271.801	15.30	95,959
Qualified XXVI	4,710.747	15.22	71,698
Qualified XXXII	1,670.082	13.07	21,828

	1,597,392.496		$24,334,098

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING MFS Capital Opportunities Portfolio - Initial Class
Currently payable annuity contracts:			$238,151
Contracts in accumulation period:
Qualified V	213.840	$23.59	5,044
Qualified VI	1,436,355.493	23.94	34,386,351
Qualified VIII	5,124.495	20.57	105,411
Qualified X (1.15)	23,591.534	10.49	247,475
Qualified X (1.25)	170,119.985	10.41	1,770,949
Qualified XII (0.05)	7,530.910	25.34	190,833
Qualified XII (0.15)	11,354.556	9.98	113,318
Qualified XII (0.15)	16,797.622	9.90	166,296
Qualified XII (0.25)	33,110.572	11.36	376,136
Qualified XII (0.30)	92,008.799	11.32	1,041,540
Qualified XII (0.35)	6,204.793	11.28	69,990
Qualified XII (0.40)	124,241.325	16.50	2,049,982
Qualified XII (0.45)	78.474	11.19	878
Qualified XII (0.50)	83,068.531	11.83	982,701
Qualified XII (0.55)	76,427.079	11.11	849,105
Qualified XII (0.60)	31,980.804	11.07	354,028
Qualified XII (0.65)	15,546.563	11.02	171,323
Qualified XII (0.70)	202,062.801	10.98	2,218,650
Qualified XII (0.75)	100,645.969	10.94	1,101,067
Qualified XII (0.80)	199,216.442	12.34	2,458,331
Qualified XII (0.85)	386,834.404	16.02	6,197,087
Qualified XII (0.90)	20,336.152	11.84	240,780
Qualified XII (0.95)	215,617.390	15.86	3,419,692
Qualified XII (1.00)	975,622.466	15.79	15,405,079
Qualified XII (1.05)	71,051.831	15.71	1,116,224
Qualified XII (1.10)	57,731.566	15.64	902,922
Qualified XII (1.15)	27,649.025	15.56	430,219
Qualified XII (1.20)	15,937.498	15.49	246,872
Qualified XII (1.25)	17,427.456	15.41	268,557
Qualified XII (1.30)	678.676	15.34	10,411
Qualified XII (1.35)	1,266.496	15.26	19,327
Qualified XII (1.40)	17,320.117	15.19	263,093
Qualified XII (1.45)	361.940	15.12	5,473
Qualified XII (1.50)	1,451.763	15.04	21,835
Qualified XV	13,559.225	24.60	333,557
Qualified XVI	29,066.163	23.43	681,020
Qualified XVII	1,184.488	23.94	28,357
Qualified XVIII	4,400.028	10.41	45,804
Qualified XXI	14,129.835	24.85	351,126
Qualified XXV	7,785.921	24.58	191,378
Qualified XXVI	4,479.031	24.39	109,244
Qualified XXVII	1,226,374.571	29.48	36,153,522
Qualified XXVIII	113,889.939	29.39	3,347,225
Qualified XXXII	3,565.853	11.57	41,257

	5,863,402.421		$118,727,620

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING OpCap Balanced Value Portfolio - Service Class
Currently payable annuity contracts:			$250,609
Contracts in accumulation period:
Qualified VI	521,056.387	$13.69	7,133,262
Qualified VIII	891.419	13.69	12,204
Qualified X (1.15)	13,476.125	11.91	160,501
Qualified X (1.25)	123,124.364	11.37	1,399,924
Qualified XII (0.15)	876.063	14.33	12,554
Qualified XII (0.50)	42,921.108	14.12	606,046
Qualified XII (0.55)	658.404	14.10	9,283
Qualified XII (0.60)	4,317.921	14.07	60,753
Qualified XII (0.65)	5,030.994	14.04	70,635
Qualified XII (0.70)	17,762.784	14.01	248,857
Qualified XII (0.75)	8,992.979	13.98	125,722
Qualified XII (0.80)	8,067.540	13.95	112,542
Qualified XII (0.85)	49,756.527	13.92	692,611
Qualified XII (0.90)	3,845.790	13.89	53,418
Qualified XII (0.95)	51,465.332	13.86	713,310
Qualified XII (1.00)	272,681.763	13.84	3,773,916
Qualified XII (1.05)	10,041.466	13.81	138,673
Qualified XII (1.10)	16,835.522	13.78	231,994
Qualified XII (1.15)	4,362.748	13.75	59,988
Qualified XII (1.20)	1,891.751	13.72	25,955
Qualified XII (1.25)	75.008	11.14	836
Qualified XII (1.25)	20,935.331	13.69	286,605
Qualified XII (1.35)	267.771	13.64	3,652
Qualified XII (1.40)	1,611.379	13.61	21,931
Qualified XII (1.45)	129.799	13.58	1,763
Qualified XII (1.50)	61.453	13.55	833
Qualified XV	706.591	13.86	9,793
Qualified XVI	10,577.303	13.55	143,322
Qualified XVII	2,010.253	13.69	27,520
Qualified XVIII	6,142.236	11.97	73,523
Qualified XXI	3,592.201	13.95	50,111
Qualified XXV	1,410.255	13.98	19,715
Qualified XXVI	1,764.365	13.89	24,507
Qualified XXXII	1,475.809	11.39	16,809

	1,208,816.741		$16,573,677

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class
Currently payable annuity contracts:			$1,822,847
Contracts in accumulation period:
ING MAP PLUS NP10	19,149.305	$11.73	224,621
ING MAP PLUS NP13	30,438.732	11.71	356,438
ING MAP PLUS NP14	5,573.160	11.71	65,262
ING MAP PLUS NP15	23,035.217	11.70	269,512
ING MAP PLUS NP16	1,232.402	11.70	14,419
ING MAP PLUS NP17	1,167.787	11.69	13,651
ING MAP PLUS NP19	9,486.390	11.68	110,801
ING MAP PLUS NP20	23,911.040	11.68	279,281
ING MAP PLUS NP21	3,198.805	11.67	37,330
ING MAP PLUS NP22	3,014.016	11.67	35,174
ING MAP PLUS NP23	1,549.797	11.66	18,071
ING MAP PLUS NP24	4,382.902	11.66	51,105
ING MAP PLUS NP26	1,719.033	11.65	20,027
ING MAP PLUS NP27	114.171	11.64	1,329
ING MAP PLUS NP28	123.875	11.64	1,442
ING MAP PLUS NP29	4,117.765	11.63	47,890
ING MAP PLUS NP30	4,431.036	11.63	51,533
ING MAP PLUS NP32	1,110.549	11.62	12,905
Qualified V	3,821.944	11.63	44,449
Qualified VI	26,193,354.897	11.65	305,152,585
Qualified VIII	20,043.203	11.65	233,503
Qualified X (1.15)	464,388.265	11.66	5,414,767
Qualified X (1.25)	2,493,225.499	11.65	29,046,077
Qualified XII (0.00)	771,246.092	12.27	9,463,190
Qualified XII (0.05)	456,721.367	12.29	5,613,106
Qualified XII (0.15)	148,805.159	11.76	1,749,949
Qualified XII (0.15)	191,327.114	11.72	2,242,354
Qualified XII (0.25)	8,333.564	12.23	101,919
Qualified XII (0.25)	613,987.922	12.23	7,509,072
Qualified XII (0.30)	631.982	12.22	7,723
Qualified XII (0.30)	501,335.189	12.22	6,126,316
Qualified XII (0.35)	101,652.885	12.22	1,242,198
Qualified XII (0.35)	382,117.725	12.22	4,669,479
Qualified XII (0.40)	713,149.649	12.21	8,707,557
Qualified XII (0.45)	2,876.783	11.73	33,745
Qualified XII (0.50)	1,449,964.358	12.22	17,718,564
Qualified XII (0.55)	208,526.360	12.18	2,539,851
Qualified XII (0.55)	452,552.245	12.18	5,512,086
Qualified XII (0.60)	91,397.191	12.17	1,112,304
Qualified XII (0.60)	359,164.612	12.17	4,371,033

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Initial Class (continued)
Qualified XII (0.65)	85,811.249	$12.15	$1,042,607
Qualified XII (0.65)	139,998.944	12.15	1,700,987
Qualified XII (0.70)	132,925.111	12.14	1,613,711
Qualified XII (0.70)	1,034,639.089	12.14	12,560,519
Qualified XII (0.75)	1,000,436.291	12.13	12,135,292
Qualified XII (0.75)	1,039,670.274	12.13	12,611,200
Qualified XII (0.80)	4,671,723.136	12.18	56,901,588
Qualified XII (0.85)	321,829.100	12.18	3,919,878
Qualified XII (0.85)	2,544,289.738	12.18	30,989,449
Qualified XII (0.90)	159,940.829	12.17	1,946,480
Qualified XII (0.95)	150,946.873	12.17	1,837,023
Qualified XII (0.95)	1,911,047.441	12.17	23,257,447
Qualified XII (1.00)	7,940,403.789	11.68	92,743,916
Qualified XII (1.05)	216,426.962	12.15	2,629,588
Qualified XII (1.05)	737,045.455	12.15	8,955,102
Qualified XII (1.10)	18,996.742	12.15	230,810
Qualified XII (1.10)	520,550.888	12.15	6,324,693
Qualified XII (1.15)	360,151.933	12.13	4,368,643
Qualified XII (1.20)	7,897.232	12.12	95,714
Qualified XII (1.20)	188,361.597	12.12	2,282,943
Qualified XII (1.25)	549.765	11.65	6,405
Qualified XII (1.25)	349,096.779	12.12	4,231,053
Qualified XII (1.30)	23,464.558	12.11	284,156
Qualified XII (1.35)	37,652.646	11.64	438,277
Qualified XII (1.40)	3,479.446	12.25	42,623
Qualified XII (1.40)	111,963.687	12.25	1,371,555
Qualified XII (1.45)	15,149.739	11.63	176,191
Qualified XII (1.50)	30,913.328	11.62	359,213
Qualified XV	139,576.961	11.68	1,630,259
Qualified XVI	622,568.513	11.62	7,234,246
Qualified XVII	107,581.061	11.65	1,253,319
Qualified XVIII	74,391.183	11.65	866,657
Qualified XXI	350,684.287	11.70	4,103,006
Qualified XXII	1,816.893	11.73	21,312
Qualified XXV	216,488.435	11.70	2,532,915
Qualified XXVI	132,753.773	11.69	1,551,892
Qualified XXVII	9,918,175.726	11.66	115,645,929
Qualified XXVIII	3,312,274.684	11.66	38,621,123
Qualified XXXII	76,110.409	11.65	886,686
Qualified XXXIII (0.65)	26,655.327	11.71	312,134

	74,500,819.860		$881,762,006

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Global Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	521.257	$13.76	$7,173
Qualified X (1.25)	903.035	13.76	12,426

	1,424.292		$19,599

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Initial Class
Currently payable annuity contracts:			$1,504,949
Contracts in accumulation period:
Qualified V	4,201.816	$9.99	41,976
Qualified VI	3,908,565.478	10.01	39,124,740
Qualified VIII	2,024.054	10.01	20,261
Qualified X (1.15)	79,260.351	10.02	794,189
Qualified X (1.25)	415,235.635	10.01	4,156,509
Qualified XII (0.05)	102,670.889	10.25	1,052,377
Qualified XII (0.15)	25,321.775	10.10	255,750
Qualified XII (0.15)	31,154.005	10.07	313,721
Qualified XII (0.25)	77,967.339	10.21	796,047
Qualified XII (0.30)	289,693.890	10.21	2,957,775
Qualified XII (0.35)	118,601.911	10.20	1,209,739
Qualified XII (0.40)	519,152.647	10.19	5,290,165
Qualified XII (0.45)	49.583	10.08	500
Qualified XII (0.50)	250,314.438	10.19	2,550,704
Qualified XII (0.55)	163,874.832	10.17	1,666,607
Qualified XII (0.60)	81,732.330	10.17	831,218
Qualified XII (0.65)	50,790.345	10.16	516,030
Qualified XII (0.70)	358,804.242	10.15	3,641,863
Qualified XII (0.75)	375,989.360	10.14	3,812,532
Qualified XII (0.80)	498,890.245	10.16	5,068,725
Qualified XII (0.85)	557,770.282	10.15	5,661,368
Qualified XII (0.90)	38,833.683	10.14	393,774
Qualified XII (0.95)	502,892.331	10.14	5,099,328
Qualified XII (1.00)	1,262,918.108	10.03	12,667,069
Qualified XII (1.05)	153,988.442	10.13	1,559,903
Qualified XII (1.10)	138,695.236	10.12	1,403,596
Qualified XII (1.15)	57,414.640	10.12	581,036
Qualified XII (1.20)	59,076.157	10.11	597,260
Qualified XII (1.25)	125,805.252	10.10	1,270,633
Qualified XII (1.30)	10,608.145	10.10	107,142
Qualified XII (1.35)	19,280.931	10.00	192,809
Qualified XII (1.40)	34,808.384	10.13	352,609
Qualified XII (1.45)	14,778.346	9.99	147,636
Qualified XII (1.50)	1,048.394	9.99	10,473

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Oppenheimer Strategic Income Portfolio - Initial Class (continued)
Qualified XV	24,536.231	$10.03	$246,098
Qualified XVI	97,565.620	9.99	974,681
Qualified XVII	10,313.036	10.01	103,233
Qualified XVIII	9,549.406	10.01	95,590
Qualified XXI	34,987.387	10.05	351,623
Qualified XXV	17,612.803	10.05	177,009
Qualified XXVI	31,277.959	10.04	314,031
Qualified XXVII	644,905.433	10.15	6,545,790
Qualified XXVIII	172,014.213	10.15	1,745,944
Qualified XXXII	9,613.323	10.01	96,229
Qualified XXXIII (0.65)	5,152.675	10.06	51,836

	11,389,741.582		$116,353,077

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class
Currently payable annuity contracts:			$357,096
Contracts in accumulation period:
ING MAP PLUS NP10	22,212.758	$10.47	232,568
ING MAP PLUS NP11	9,708.238	10.46	101,548
ING MAP PLUS NP12	10,130.204	10.45	105,861
ING MAP PLUS NP13	48,011.476	10.44	501,240
ING MAP PLUS NP14	5,098.208	10.43	53,174
ING MAP PLUS NP15	14,978.599	10.42	156,077
ING MAP PLUS NP16	1,138.395	10.41	11,851
ING MAP PLUS NP17	8.031	10.40	84
ING MAP PLUS NP20	17,503.239	10.37	181,509
ING MAP PLUS NP21	15,131.764	10.36	156,765
ING MAP PLUS NP22	627.220	10.35	6,492
ING MAP PLUS NP23	3,808.861	10.34	39,384
ING MAP PLUS NP26	2,251.242	10.31	23,210
ING MAP PLUS NP27	7,956.956	10.30	81,957
ING MAP PLUS NP28	7,576.232	10.29	77,959
ING MAP PLUS NP29	57.036	10.28	586
ING MAP PLUS NP30	1,112.079	10.27	11,421
Qualified VI	1,754,901.851	11.44	20,076,077
Qualified VIII	657.185	11.43	7,512
Qualified X (1.15)	23,675.812	11.48	271,798
Qualified X (1.25)	165,757.676	11.44	1,896,268
Qualified XII (0.15)	18,694.876	11.91	222,656
Qualified XII (0.35)	1,910.767	11.82	22,585
Qualified XII (0.50)	29,606.512	11.76	348,173
Qualified XII (0.55)	13,853.143	11.74	162,636
Qualified XII (0.60)	37,044.768	11.72	434,165
Qualified XII (0.65)	107,968.867	11.69	1,262,156
Qualified XII (0.70)	124,219.394	11.67	1,449,640
Qualified XII (0.75)	70,059.604	11.65	816,194
Qualified XII (0.80)	106,739.029	11.63	1,241,375
Qualified XII (0.85)	170,057.946	11.61	1,974,373
Qualified XII (0.90)	40,009.544	11.59	463,711
Qualified XII (0.95)	280,723.653	11.57	3,247,973
Qualified XII (1.00)	505,323.019	11.54	5,831,428
Qualified XII (1.05)	107,135.338	11.52	1,234,199

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING PIMCO Total Return Portfolio - Service Class (continued)
Qualified XII (1.10)	93,171.170	$11.50	$1,071,468
Qualified XII (1.15)	24,313.161	11.48	279,115
Qualified XII (1.20)	18,181.327	11.46	208,358
Qualified XII (1.25)	213.168	10.52	2,243
Qualified XII (1.25)	55,455.255	11.44	634,408
Qualified XII (1.30)	2,532.145	11.42	28,917
Qualified XII (1.35)	10,810.145	11.40	123,236
Qualified XII (1.40)	15,111.835	11.38	171,973
Qualified XII (1.45)	3,409.867	11.35	38,702
Qualified XII (1.50)	2,362.712	11.33	26,770
Qualified XV	3,107.281	11.57	35,951
Qualified XVI	36,567.202	11.33	414,306
Qualified XVII	3,417.642	11.44	39,098
Qualified XVIII	745.432	11.54	8,602
Qualified XXI	7,398.740	11.63	86,047
Qualified XXV	5,615.386	11.65	65,419
Qualified XXVI	11,685.531	11.59	135,435
Qualified XXVII	663,553.392	10.58	7,020,395
Qualified XXVIII	115,429.110	11.54	1,332,052
Qualified XXXII	1,307.028	10.41	13,606
Qualified XXXIII (0.40)	13,279.173	11.84	157,225

	4,813,316.224		$54,955,027

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
Currently payable annuity contracts:			$92,844
Contracts in accumulation period:
Qualified V	1,001.183	$15.15	15,168
Qualified VI	5,531,601.986	15.38	85,076,039
Qualified VIII	9,413.278	16.11	151,648
Qualified X (1.15)	235,457.007	15.57	3,666,066
Qualified X (1.25)	486,538.904	15.38	7,482,968
Qualified XII (0.05)	88,358.907	16.28	1,438,483
Qualified XII (0.15)	45,766.274	10.99	502,971
Qualified XII (0.15)	84,638.153	10.90	922,556
Qualified XII (0.25)	174,131.496	9.51	1,655,991
Qualified XII (0.30)	312,583.157	9.47	2,960,163
Qualified XII (0.35)	32,337.167	9.44	305,263
Qualified XII (0.40)	354,299.179	10.91	3,865,404
Qualified XII (0.45)	870.203	9.36	8,145
Qualified XII (0.50)	440,136.672	9.20	4,049,257
Qualified XII (0.55)	97,972.976	9.29	910,169
Qualified XII (0.60)	108,588.213	9.26	1,005,527
Qualified XII (0.65)	52,772.631	9.22	486,564
Qualified XII (0.70)	572,510.054	9.19	5,261,367
Qualified XII (0.75)	511,677.349	9.15	4,681,848
Qualified XII (0.80)	931,891.346	9.84	9,169,811
Qualified XII (0.85)	951,682.091	10.59	10,078,313
Qualified XII (0.90)	51,316.862	9.45	484,944
Qualified XII (0.95)	588,486.200	10.49	6,173,220
Qualified XII (1.00)	2,364,927.044	10.44	24,689,838
Qualified XII (1.05)	293,330.316	10.39	3,047,702
Qualified XII (1.10)	104,360.099	10.34	1,079,083
Qualified XII (1.15)	73,537.180	10.29	756,698
Qualified XII (1.20)	27,726.779	10.24	283,922
Qualified XII (1.25)	67,890.979	10.19	691,809
Qualified XII (1.30)	3,610.368	10.14	36,609
Qualified XII (1.35)	2,856.049	10.10	28,846
Qualified XII (1.40)	22,541.560	10.05	226,543
Qualified XII (1.45)	860.149	10.00	8,601
Qualified XII (1.50)	10,123.609	9.95	100,730

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Salomon Brothers Aggressive Growth Portfolio - Initial Class (continued)
Qualified XV	16,982.677	$15.81	$268,496
Qualified XVI	103,668.548	15.05	1,560,212
Qualified XVII	5,997.307	15.38	92,239
Qualified XVIII	9,287.101	15.38	142,836
Qualified XXI	90,932.383	15.96	1,451,281
Qualified XXII	126.487	16.17	2,045
Qualified XXV	32,515.900	15.79	513,426
Qualified XXVI	17,306.207	15.67	271,188
Qualified XXVII	1,479,955.207	15.71	23,250,096
Qualified XXVIII	302,879.308	15.66	4,743,090
Qualified XXXII	19,239.955	12.54	241,269

	16,714,686.500		$213,931,288

ING Salomon Brothers Aggressive Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP17	2,764.940	$11.37	$31,437
ING MAP PLUS NP26	430.429	11.27	4,851

	3,195.369		$36,288

ING Salomon Brothers Large Cap Growth Portfolio - Initial Class
Contracts in accumulation period:
Qualified X (1.15)	5,316.201	$10.75	$57,149
Qualified X (1.25)	43,631.355	10.74	468,601
Qualified XII (0.95)	47,937.680	10.77	516,289
Qualified XII (1.10)	19,653.602	10.76	211,473
Qualified XVIII	3,121.354	10.74	33,523
Qualified XXVII	251,187.339	11.25	2,825,858

	370,847.531		$4,112,893

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2015 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP14	650.297	$10.69	$6,952
ING MAP PLUS NP15	1,332.982	10.69	14,250
ING MAP PLUS NP16	2,132.671	10.69	22,798
ING MAP PLUS NP17	236.582	10.68	2,527
ING MAP PLUS NP21	23,423.852	10.67	249,933
ING MAP PLUS NP22	0.426	10.66	5
ING MAP PLUS NP6	13,358.709	10.72	143,205

	41,135.519		$439,670

ING Solution 2015 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	48,780.626	$10.68	$520,977
Qualified X (1.25)	19,642.804	10.68	209,785
Qualified XII (0.15)	6,888.990	10.76	74,126
Qualified XII (0.50)	451.695	10.73	4,847
Qualified XII (0.70)	325.729	10.72	3,492
Qualified XII (0.75)	30,296.096	10.72	324,774
Qualified XII (0.85)	2,236.874	10.71	23,957
Qualified XII (0.90)	424.596	10.70	4,543
Qualified XII (0.95)	58,032.281	10.70	620,945
Qualified XII (1.00)	291.529	10.70	3,119
Qualified XII (1.10)	4,439.769	10.69	47,461
Qualified XII (1.15)	1,756.930	10.69	18,782
Qualified XII (1.20)	43.699	10.68	467
Qualified XII (1.25)	5,985.401	10.68	63,924
Qualified XII (1.35)	1,151.057	10.67	12,282
Qualified XII (1.40)	1,023.867	10.67	10,925
Qualified XII (1.45)	25.366	10.67	271
Qualified XVI	215.199	10.66	2,294
Qualified XXI	15.285	10.71	164
Qualified XXXII	3,090.246	10.68	33,004

	185,118.039		$1,980,139

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2025 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP15	1,874.705	$10.92	$20,472
ING MAP PLUS NP17	2,832.919	10.91	30,907
ING MAP PLUS NP21	17,917.108	10.90	195,296
ING MAP PLUS NP22	0.416	10.89	5
ING MAP PLUS NP6	1,736.431	10.95	19,014

	24,361.579		$265,694

ING Solution 2025 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	56,551.374	$10.91	$616,975
Qualified X (1.25)	12,016.665	10.91	131,102
Qualified XII (0.15)	231.815	10.99	2,548
Qualified XII (0.50)	685.484	10.96	7,513
Qualified XII (0.60)	1,079.608	10.96	11,833
Qualified XII (0.65)	37.016	10.95	405
Qualified XII (0.70)	199.542	10.95	2,185
Qualified XII (0.75)	8,932.926	10.94	97,726
Qualified XII (0.80)	534.544	10.94	5,848
Qualified XII (0.85)	5,373.835	10.94	58,790
Qualified XII (0.90)	60.747	10.93	664
Qualified XII (0.95)	69,240.621	10.93	756,800
Qualified XII (1.00)	9,512.930	10.93	103,976
Qualified XII (1.05)	523.625	10.92	5,718
Qualified XII (1.10)	3,004.332	10.92	32,807
Qualified XII (1.15)	1,463.647	10.92	15,983
Qualified XII (1.20)	2,634.098	10.91	28,738
Qualified XII (1.25)	1,658.847	10.91	18,098
Qualified XII (1.30)	10.227	10.90	111
Qualified XII (1.40)	407.730	10.90	4,444
Qualified XV	104.930	10.93	1,147
Qualified XVI	351.557	10.89	3,828
Qualified XXXII	989.139	10.91	10,792

	175,605.239		$1,918,031

ING Solution 2035 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP13	146.280	$11.09	$1,622
ING MAP PLUS NP15	18,724.040	11.08	207,462
ING MAP PLUS NP17	10,892.832	11.07	120,584
ING MAP PLUS NP21	7,264.714	11.06	80,348
ING MAP PLUS NP22	0.410	11.05	5
ING MAP PLUS NP6	2,660.397	11.11	29,557

	39,688.673		$439,578

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2035 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	20,253.993	$11.07	$224,212
Qualified X (1.15)	1,293.071	11.07	14,314
Qualified X (1.25)	82.048	11.07	908
Qualified XII (0.15)	141.630	11.15	1,579
Qualified XII (0.50)	149.633	11.12	1,664
Qualified XII (0.60)	602.959	11.11	6,699
Qualified XII (0.65)	40.590	11.11	451
Qualified XII (0.70)	360.337	11.11	4,003
Qualified XII (0.75)	21,510.111	11.10	238,762
Qualified XII (0.85)	164.440	11.10	1,825
Qualified XII (0.90)	1.800	11.09	20
Qualified XII (0.95)	43,512.475	11.09	482,553
Qualified XII (1.00)	3,886.752	11.09	43,104
Qualified XII (1.05)	1,069.551	11.08	11,851
Qualified XII (1.10)	82.562	11.08	915
Qualified XII (1.15)	4,487.831	11.07	49,680
Qualified XII (1.20)	81.504	11.07	902
Qualified XII (1.25)	5,439.930	11.07	60,220
Qualified XII (1.40)	1,308.591	11.06	14,473
Qualified XVI	1,591.546	11.05	17,587

	106,061.354		$1,175,722

ING Solution 2045 Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP13	822.868	$11.30	$9,298
ING MAP PLUS NP15	16,084.338	11.30	181,753
ING MAP PLUS NP16	9.508	11.29	107
ING MAP PLUS NP17	1,436.385	11.29	16,217
ING MAP PLUS NP21	857.366	11.27	9,663
ING MAP PLUS NP22	0.401	11.27	5
ING MAP PLUS NP6	3,418.019	11.33	38,726

	22,628.885		$255,769

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution 2045 Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	20,908.150	$11.27	$235,635
Qualified X (1.25)	825.882	11.27	9,308
Qualified XII (0.15)	55.913	11.36	635
Qualified XII (0.50)	0.107	11.33	1
Qualified XII (0.60)	1,319.934	11.32	14,942
Qualified XII (0.65)	0.880	11.32	10
Qualified XII (0.70)	3,878.153	11.32	43,901
Qualified XII (0.75)	3,675.380	11.31	41,569
Qualified XII (0.85)	310.100	11.31	3,507
Qualified XII (0.90)	9.046	11.30	102
Qualified XII (0.95)	13,598.933	11.30	153,668
Qualified XII (1.00)	4,411.841	11.29	49,810
Qualified XII (1.05)	1,685.236	11.29	19,026
Qualified XII (1.10)	67.544	11.29	763
Qualified XII (1.15)	349.994	11.28	3,948
Qualified XII (1.20)	323.199	11.28	3,646
Qualified XII (1.25)	263.300	11.27	2,967
Qualified XII (1.40)	152.907	11.26	1,722
Qualified XII (1.45)	11.386	11.26	128
Qualified XVI	42.119	11.26	474

	51,890.004		$585,762

ING Solution Income Portfolio - Adviser Class
Contracts in accumulation period:
ING MAP PLUS NP15	14.040	$10.31	$145
ING MAP PLUS NP21	3,896.212	10.29	40,092

	3,910.252		$40,237

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Solution Income Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	2,472.718	$10.30	$25,469
Qualified X (1.15)	19,638.345	10.31	202,471
Qualified X (1.25)	4,500.751	10.30	46,358
Qualified XII (0.50)	234.815	10.36	2,433
Qualified XII (0.70)	13.773	10.34	142
Qualified XII (0.75)	802.580	10.34	8,299
Qualified XII (0.85)	59.295	10.33	613
Qualified XII (0.95)	3,150.907	10.32	32,517
Qualified XII (1.00)	670.600	10.32	6,921
Qualified XII (1.05)	1,500.944	10.32	15,490
Qualified XII (1.10)	5.855	10.31	60
Qualified XII (1.40)	3.879	10.29	40
Qualified XII (1.45)	8.257	10.29	85
Qualified XVI	14.209	10.29	146

	33,076.928		$341,044

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
Currently payable annuity contracts:			$89,236
Contracts in accumulation period:
Qualified V	2,000.958	$11.08	22,171
Qualified VI	16,226,699.823	11.09	179,954,101
Qualified VIII	17,945.280	11.09	199,013
Qualified X (1.15)	203,777.723	11.10	2,261,933
Qualified X (1.25)	1,285,787.381	11.09	14,259,382
Qualified XII (0.00)	385,627.566	11.60	4,473,280
Qualified XII (0.05)	207,288.935	11.60	2,404,552
Qualified XII (0.15)	126,980.510	11.20	1,422,182
Qualified XII (0.15)	217,038.710	11.16	2,422,152
Qualified XII (0.25)	4,981.620	11.54	57,488
Qualified XII (0.25)	209,750.823	11.54	2,420,525
Qualified XII (0.30)	2,116.439	11.54	24,424
Qualified XII (0.30)	569,954.540	11.54	6,577,275
Qualified XII (0.35)	82,806.860	11.53	954,763
Qualified XII (0.35)	242,274.572	11.53	2,793,426
Qualified XII (0.40)	16.412	11.18	183
Qualified XII (0.45)	950.722	11.17	10,620
Qualified XII (0.50)	736,533.996	11.54	8,499,602
Qualified XII (0.55)	76,453.772	11.50	879,218
Qualified XII (0.55)	170,084.599	11.50	1,955,973
Qualified XII (0.60)	61,430.084	11.48	705,217
Qualified XII (0.60)	421,545.685	11.48	4,839,344
Qualified XII (0.65)	31,354.810	11.47	359,640
Qualified XII (0.65)	107,429.744	11.47	1,232,219
Qualified XII (0.70)	64,949.922	11.46	744,326
Qualified XII (0.70)	607,347.545	11.46	6,960,203
Qualified XII (0.75)	256,011.775	11.44	2,928,775
Qualified XII (0.75)	597,868.446	11.44	6,839,615
Qualified XII (0.80)	1,438,843.622	11.50	16,546,702
Qualified XII (0.85)	97,877.917	11.50	1,125,596
Qualified XII (0.85)	1,516,713.854	11.50	17,442,209
Qualified XII (0.90)	68,184.866	11.48	782,762
Qualified XII (0.95)	96,928.012	11.48	1,112,734
Qualified XII (0.95)	1,243,093.787	11.48	14,270,717
Qualified XII (1.00)	3,188,813.972	11.12	35,459,611

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class (continued)
Qualified XII (1.05)	93,712.895	$11.47	$1,074,887
Qualified XII (1.05)	332,844.013	11.47	3,817,721
Qualified XII (1.10)	7,332.122	11.46	84,026
Qualified XII (1.10)	319,355.870	11.46	3,659,818
Qualified XII (1.15)	183,984.535	11.45	2,106,623
Qualified XII (1.20)	8,604.983	11.44	98,441
Qualified XII (1.20)	102,307.836	11.44	1,170,402
Qualified XII (1.25)	140,431.824	11.44	1,606,540
Qualified XII (1.30)	12,957.139	11.43	148,100
Qualified XII (1.35)	31,054.494	11.09	344,394
Qualified XII (1.40)	2,408.785	11.56	27,846
Qualified XII (1.40)	64,144.093	11.56	741,506
Qualified XII (1.45)	3,904.773	11.08	43,265
Qualified XII (1.50)	15,601.126	11.07	172,704
Qualified XV	122,398.996	11.12	1,361,077
Qualified XVI	373,538.353	11.07	4,135,070
Qualified XVII	18,705.077	11.09	207,439
Qualified XVIII	51,116.625	11.09	566,883
Qualified XXI	339,120.828	11.14	3,777,806
Qualified XXII	95.252	11.17	1,064
Qualified XXV	230,178.391	11.14	2,564,187
Qualified XXVI	158,793.225	11.13	1,767,369
Qualified XXVII	4,553,354.461	11.19	50,952,036
Qualified XXVIII	506,601.030	11.19	5,668,866
Qualified XXXII	27,484.492	11.09	304,803

	38,267,496.500		$429,434,042

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP12	660.522	$11.20	$7,398
ING MAP PLUS NP13	7,695.375	11.19	86,111
ING MAP PLUS NP14	1,260.420	11.18	14,092
ING MAP PLUS NP15	7,294.038	11.17	81,474
ING MAP PLUS NP23	310.104	11.09	3,439
ING MAP PLUS NP26	23.567	11.05	260
Qualified VI	4,043.532	8.27	33,440
Qualified XII (1.00)	452.414	8.35	3,778

	21,739.972		$229,992

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class
Currently payable annuity contracts:			$847,648
Contracts in accumulation period:
Qualified V	1,386.906	$21.51	29,832
Qualified VI	4,595,128.610	21.41	98,381,704
Qualified VIII	3,809.658	21.85	83,241
Qualified X (1.15)	117,846.850	24.24	2,856,608
Qualified X (1.25)	432,956.380	23.99	10,386,624
Qualified XII (0.05)	22,156.066	22.66	502,056
Qualified XII (0.15)	36,029.139	11.98	431,629
Qualified XII (0.15)	68,490.463	12.08	827,365
Qualified XII (0.25)	156,687.338	14.01	2,195,190
Qualified XII (0.30)	264,014.574	13.96	3,685,643
Qualified XII (0.35)	31,150.765	13.90	432,996
Qualified XII (0.40)	217,508.577	21.12	4,593,781
Qualified XII (0.45)	532.016	13.80	7,342
Qualified XII (0.50)	281,753.575	14.37	4,048,799
Qualified XII (0.55)	106,398.663	13.69	1,456,598
Qualified XII (0.60)	94,136.532	13.64	1,284,022
Qualified XII (0.65)	139,250.571	13.59	1,892,415
Qualified XII (0.70)	341,896.615	13.54	4,629,280
Qualified XII (0.75)	536,029.164	13.49	7,231,033
Qualified XII (0.80)	567,593.692	14.80	8,400,387
Qualified XII (0.85)	529,676.700	20.50	10,858,372
Qualified XII (0.90)	33,026.363	14.26	470,956
Qualified XII (0.95)	944,864.902	20.31	19,190,206
Qualified XII (1.00)	1,030,018.697	20.21	20,816,678
Qualified XII (1.05)	131,087.030	20.11	2,636,160
Qualified XII (1.10)	88,139.316	20.02	1,764,549
Qualified XII (1.15)	55,821.523	19.92	1,111,965
Qualified XII (1.20)	23,412.132	19.82	464,028
Qualified XII (1.25)	763.718	11.71	8,943
Qualified XII (1.25)	56,851.162	19.73	1,121,673
Qualified XII (1.30)	4,375.882	19.63	85,899
Qualified XII (1.35)	13,346.923	19.54	260,799
Qualified XII (1.40)	17,981.186	19.45	349,734
Qualified XII (1.45)	1,872.163	19.35	36,226
Qualified XII (1.50)	1,484.181	19.26	28,585

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Initial Class (continued)
Qualified XV	11,002.182	$22.00	$242,048
Qualified XVI	116,587.522	20.95	2,442,509
Qualified XVII	19,715.776	21.41	422,115
Qualified XVIII	13,174.903	23.99	316,066
Qualified XXI	55,771.788	22.22	1,239,249
Qualified XXII	51.386	22.51	1,157
Qualified XXV	16,903.926	21.98	371,548
Qualified XXVI	26,171.234	21.81	570,795
Qualified XXVII	1,611,949.845	25.03	40,347,105
Qualified XXVIII	893,631.901	24.95	22,296,116
Qualified XXXI	1,661.274	15.18	25,218
Qualified XXXII	16,798.431	11.83	198,725
Qualified XXXIII (0.65)	14,011.697	11.93	167,160

	13,744,909.897		$282,048,777

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING T. Rowe Price Growth Equity Portfolio - Service Class
Contracts in accumulation period:
ING MAP PLUS NP10	14,355.829	$11.31	$162,364
ING MAP PLUS NP13	20.541	11.28	232
ING MAP PLUS NP15	12,292.555	11.26	138,414
ING MAP PLUS NP16	1,034.664	11.25	11,640
ING MAP PLUS NP17	1,352.308	11.24	15,200
ING MAP PLUS NP21	1,318.381	11.19	14,753
ING MAP PLUS NP22	895.598	11.18	10,013
ING MAP PLUS NP23	192.878	11.17	2,154
ING MAP PLUS NP24	3,053.879	11.16	34,081
ING MAP PLUS NP26	190.750	11.14	2,125
ING MAP PLUS NP27	150.697	11.13	1,677
Qualified XII (1.00)	4,214.911	12.75	53,740

	39,072.991		$446,393

ING UBS U.S. Large Cap Equity Portfolio - Initial Class
Currently payable annuity contracts:			$1,574,003
Contracts in accumulation period:
Qualified IX	2,814.366	$14.34	40,358
Qualified V	603.508	16.60	10,018
Qualified VI	3,707,990.341	16.95	62,850,436
Qualified VII	65,080.418	14.36	934,555
Qualified VIII	8,557.668	14.29	122,289
Qualified X (1.15)	71,579.496	17.16	1,228,304
Qualified X (1.25)	325,499.381	16.95	5,517,215
Qualified XII (0.00)	27.660	11.71	324
Qualified XII (0.05)	31,189.389	17.94	559,538
Qualified XII (0.15)	43,616.886	11.59	505,520
Qualified XII (0.15)	69,794.894	11.49	801,943
Qualified XII (0.25)	166,813.075	11.49	1,916,682
Qualified XII (0.30)	149,199.270	11.45	1,708,332
Qualified XII (0.35)	7,768.495	11.40	88,561
Qualified XII (0.40)	99,660.267	11.42	1,138,120
Qualified XII (0.45)	957.485	11.32	10,839
Qualified XII (0.50)	128,725.876	11.86	1,526,689
Qualified XII (0.55)	55,300.898	11.23	621,029
Qualified XII (0.60)	101,030.623	11.19	1,130,533
Qualified XII (0.65)	32,882.223	11.15	366,637
Qualified XII (0.70)	180,298.076	11.10	2,001,309
Qualified XII (0.75)	181,078.566	11.06	2,002,729
Qualified XII (0.80)	376,840.457	12.20	4,597,454
Qualified XII (0.85)	650,791.075	11.09	7,217,273

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING UBS U.S. Large Cap Equity Portfolio - Initial Class (continued)
Qualified XII (0.90)	18,013.399	$11.79	$212,378
Qualified XII (0.95)	313,717.911	10.99	3,447,760
Qualified XII (1.00)	841,153.113	10.93	9,193,804
Qualified XII (1.05)	89,807.869	10.88	977,110
Qualified XII (1.10)	49,071.955	10.83	531,449
Qualified XII (1.15)	61,862.053	10.78	666,873
Qualified XII (1.20)	12,913.900	10.72	138,437
Qualified XII (1.25)	29,698.542	10.67	316,883
Qualified XII (1.30)	818.466	10.62	8,692
Qualified XII (1.35)	6,720.123	10.57	71,032
Qualified XII (1.40)	8,118.199	10.52	85,403
Qualified XII (1.45)	1,866.434	10.47	19,542
Qualified XII (1.50)	2,152.330	10.42	22,427
Qualified XIX	1,403.327	11.16	15,661
Qualified XV	14,907.790	17.42	259,694
Qualified XVI	89,250.376	16.59	1,480,664
Qualified XVII	55,378.613	16.95	938,667
Qualified XVIII	18,724.031	16.95	317,372
Qualified XX	2,074.776	14.70	30,499
Qualified XXI	36,917.847	17.59	649,385
Qualified XXIX	3,358.725	14.70	49,373
Qualified XXV	5,915.392	17.40	102,928
Qualified XXVI	13,508.585	17.27	233,293
Qualified XXVII	788,991.998	16.29	12,852,680
Qualified XXVIII	91,047.751	16.24	1,478,615
Qualified XXX	45,584.526	14.51	661,431
Qualified XXXII	99,736.630	12.65	1,261,668

	9,160,815.054		$134,494,410

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class
Currently payable annuity contracts:			$1,809,824
Contracts in accumulation period:
ING MAP PLUS NP13	20.176	$11.60	234
ING MAP PLUS NP15	77,648.446	11.58	899,169
ING MAP PLUS NP16	1,277.175	11.57	14,777
ING MAP PLUS NP17	6,681.981	11.56	77,244
ING MAP PLUS NP19	1,511.518	11.54	17,443
ING MAP PLUS NP21	3,310.669	11.51	38,106
ING MAP PLUS NP26	38.489	11.46	441
Qualified V	332.549	12.46	4,144
Qualified VI	2,497,770.915	12.53	31,297,070
Qualified X (1.15)	71,745.401	12.58	902,557
Qualified X (1.25)	311,675.294	12.53	3,905,291
Qualified XII (0.00)	631,945.385	13.12	8,291,123
Qualified XII (0.15)	3,409.450	13.05	44,493
Qualified XII (0.30)	16.092	12.98	209
Qualified XII (0.35)	36.729	12.95	476
Qualified XII (0.50)	8,057.736	12.88	103,784
Qualified XII (0.55)	16,862.684	12.86	216,854
Qualified XII (0.60)	21,710.110	12.84	278,758
Qualified XII (0.65)	3,522.020	12.81	45,117
Qualified XII (0.70)	75,989.598	12.79	971,907
Qualified XII (0.75)	88,489.571	12.77	1,130,012
Qualified XII (0.80)	409,752.551	12.74	5,220,248
Qualified XII (0.85)	231,844.839	12.72	2,949,066
Qualified XII (0.90)	25,253.341	12.69	320,465
Qualified XII (0.95)	177,804.607	12.67	2,252,784
Qualified XII (1.00)	1,379,960.890	12.65	17,456,505
Qualified XII (1.05)	60,219.262	12.63	760,569
Qualified XII (1.10)	13,175.482	12.60	166,011
Qualified XII (1.15)	6,189.121	12.58	77,859
Qualified XII (1.20)	5,423.998	12.56	68,125
Qualified XII (1.25)	866.581	11.85	10,269
Qualified XII (1.25)	57,718.574	12.53	723,214
Qualified XII (1.30)	286.953	12.51	3,590
Qualified XII (1.35)	2,268.617	12.49	28,335
Qualified XII (1.40)	2,306.718	12.46	28,742
Qualified XII (1.45)	170.861	12.44	2,126
Qualified XII (1.50)	326.148	12.42	4,051

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Comstock Portfolio - Service Class (continued)
Qualified XV	5,049.864	12.67	63,982
Qualified XVI	30,414.744	12.42	377,751
Qualified XVII	11,568.216	12.53	144,950
Qualified XVIII	11,556.316	12.65	146,187
Qualified XXI	8,280.109	12.74	105,489
Qualified XXV	9,174.500	12.77	117,158
Qualified XXVI	718.638	12.69	9,120
Qualified XXVII	1,142,127.107	14.77	16,869,217
Qualified XXXII	4,055.356	12.33	50,003
Qualified XXXIII (0.40)	10,377.258	12.97	134,593

	7,428,942.639		$98,139,442

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class
Currently payable annuity contracts:			$1,290,678
Contracts in accumulation period:
Qualified V	2,289.715	$10.67	24,431
Qualified VI	13,027,738.362	10.69	139,266,523
Qualified VIII	15,123.032	10.69	161,665
Qualified X (1.15)	334,754.271	10.70	3,581,871
Qualified X (1.25)	1,614,519.674	10.69	17,259,215
Qualified XII (0.05)	121,103.461	11.21	1,357,570
Qualified XII (0.15)	46,321.618	10.79	499,810
Qualified XII (0.15)	106,096.334	10.75	1,140,536
Qualified XII (0.25)	1,465.064	11.16	16,350
Qualified XII (0.25)	139,896.060	11.16	1,561,240
Qualified XII (0.30)	20.728	10.78	223
Qualified XII (0.35)	44,745.341	11.15	498,911
Qualified XII (0.35)	691,638.957	11.15	7,711,774
Qualified XII (0.40)	1,338,340.792	11.14	14,909,116
Qualified XII (0.45)	312.568	10.76	3,363
Qualified XII (0.50)	842,926.830	11.15	9,398,634
Qualified XII (0.55)	157,585.433	11.12	1,752,350
Qualified XII (0.55)	644,514.751	11.12	7,167,004
Qualified XII (0.60)	6,409.939	11.10	71,150
Qualified XII (0.60)	212,266.164	11.10	2,356,154
Qualified XII (0.65)	105,579.683	11.09	1,170,879
Qualified XII (0.65)	124,966.029	11.09	1,385,873
Qualified XII (0.70)	24,560.605	11.08	272,132
Qualified XII (0.70)	464,730.114	11.08	5,149,210
Qualified XII (0.75)	307,349.313	11.07	3,402,357
Qualified XII (0.75)	718,791.132	11.07	7,957,018
Qualified XII (0.80)	1,180,581.216	11.12	13,128,063
Qualified XII (0.85)	156,588.451	11.12	1,741,264
Qualified XII (0.85)	1,225,357.404	11.12	13,625,974
Qualified XII (0.90)	58,428.444	11.10	648,556
Qualified XII (0.95)	109,534.559	11.10	1,215,834
Qualified XII (0.95)	887,069.341	11.10	9,846,470
Qualified XII (1.00)	3,397,749.061	10.71	36,389,892
Qualified XII (1.05)	96,956.035	11.09	1,075,242
Qualified XII (1.05)	471,249.363	11.09	5,226,155

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING Van Kampen Equity and Income Portfolio - Initial Class (continued)
Qualified XII (1.10)	13,733.279	$11.08	$152,165
Qualified XII (1.10)	276,512.124	11.08	3,063,754
Qualified XII (1.15)	159,936.286	11.07	1,770,495
Qualified XII (1.20)	4,406.102	11.06	48,731
Qualified XII (1.20)	131,180.313	11.06	1,450,854
Qualified XII (1.25)	79.936	10.69	855
Qualified XII (1.25)	267,316.343	11.06	2,956,519
Qualified XII (1.30)	27,187.360	11.05	300,420
Qualified XII (1.35)	30,869.319	10.68	329,684
Qualified XII (1.40)	4,159.397	11.17	46,460
Qualified XII (1.40)	79,254.106	11.17	885,268
Qualified XII (1.45)	12,593.259	10.67	134,370
Qualified XII (1.50)	8,472.734	10.66	90,319
Qualified XV	33,741.244	10.71	361,369
Qualified XVI	313,107.240	10.66	3,337,723
Qualified XVII	10,255.186	10.69	109,628
Qualified XVIII	115,026.221	10.69	1,229,630
Qualified XXI	137,160.585	10.73	1,471,733
Qualified XXV	160,371.005	10.73	1,720,781
Qualified XXVI	39,272.516	10.72	421,001
Qualified XXVII	1,132,003.132	10.73	12,146,394
Qualified XXXII	33,215.159	10.69	355,070
Qualified XXXIII (0.65)	8,593.591	10.74	92,295

	31,676,006.281		$344,739,005

ING Van Kampen Equity and Income Portfolio - Service Class
Contracts in accumulation period:
Qualified VI	24.200	$34.40	$832
Qualified X (1.25)	8.305	11.11	92
Qualified XII (1.00)	350.427	34.76	12,181

	382.932		$13,105

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Balanced Portfolio - Class I
Currently payable annuity contracts:			$488,625
Contracts in accumulation period:
ING MAP PLUS NP10	357.057	$11.20	3,999
ING MAP PLUS NP11	176.262	11.19	1,972
ING MAP PLUS NP13	13,429.427	11.17	150,007
ING MAP PLUS NP14	9,853.008	11.16	109,960
ING MAP PLUS NP15	73,151.457	11.15	815,639
ING MAP PLUS NP17	2,920.394	11.13	32,504
ING MAP PLUS NP20	5,377.094	11.09	59,632
ING MAP PLUS NP21	30,617.585	11.08	339,243
ING MAP PLUS NP22	6,816.051	11.07	75,454
ING MAP PLUS NP23	2,396.733	11.06	26,508
ING MAP PLUS NP26	4,011.494	11.03	44,247
ING MAP PLUS NP28	6,911.143	11.01	76,092
ING MAP PLUS NP29	1,619.357	11.00	17,813
ING MAP PLUS NP30	34.006	10.99	374
ING MAP PLUS NP32	1,886.479	10.97	20,695
ING MAP PLUS NP7	1,762.071	11.23	19,788
Qualified V	110.389	17.49	1,931
Qualified VI	1,574,700.671	17.79	28,013,925
Qualified X (1.15)	22,237.641	18.40	409,173
Qualified X (1.25)	186,600.864	18.21	3,398,002
Qualified XII (0.00)	8,367.662	12.04	100,747
Qualified XII (0.00)	13,009.442	12.17	158,325
Qualified XII (0.05)	24,120.359	18.82	453,945
Qualified XII (0.25)	39,577.459	12.38	489,969
Qualified XII (0.30)	26,464.806	12.33	326,311
Qualified XII (0.35)	4,600.116	12.29	56,535
Qualified XII (0.40)	330,099.998	17.01	5,615,001
Qualified XII (0.45)	33.548	12.19	409
Qualified XII (0.50)	43,716.782	12.50	546,460
Qualified XII (0.55)	36,576.002	12.10	442,570
Qualified XII (0.60)	17,880.101	12.05	215,455
Qualified XII (0.65)	4,060.903	12.01	48,771
Qualified XII (0.70)	155,404.982	11.96	1,858,644
Qualified XII (0.75)	217,838.190	11.92	2,596,631
Qualified XII (0.80)	140,340.855	12.52	1,757,068
Qualified XII (0.85)	135,089.571	16.52	2,231,680
Qualified XII (0.90)	2,383.411	12.27	29,244
Qualified XII (0.95)	143,495.902	16.36	2,347,593
Qualified XII (1.00)	305,630.701	16.28	4,975,668
Qualified XII (1.05)	375,249.045	16.20	6,079,035

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Balanced Portfolio - Class I (continued)
Qualified XII (1.10)	77,120.478	$16.12	$1,243,182
Qualified XII (1.15)	91,279.508	16.05	1,465,036
Qualified XII (1.20)	17,281.255	15.97	275,982
Qualified XII (1.25)	39,355.072	15.89	625,352
Qualified XII (1.30)	10,885.224	15.82	172,204
Qualified XII (1.35)	872.853	15.74	13,739
Qualified XII (1.40)	18,722.172	15.67	293,376
Qualified XII (1.45)	852.051	15.59	13,283
Qualified XII (1.50)	5,130.547	15.52	79,626
Qualified XV	4,131.249	18.28	75,519
Qualified XVI	30,818.921	17.40	536,249
Qualified XVII	10,241.445	18.33	187,726
Qualified XVIII	12,795.627	18.76	240,046
Qualified XXI	6,425.471	18.46	118,614
Qualified XXII	508.986	18.70	9,518
Qualified XXV	1,435.353	18.40	26,410
Qualified XXVI	309.650	18.26	5,654
Qualified XXVII	115,515.114	18.02	2,081,582
Qualified XXVIII	96,767.770	17.97	1,738,917
Qualified XXXII	3,746.343	11.53	43,195
Qualified XXXIII (0.65)	383.524	11.98	4,595

	4,513,487.631		$73,685,449

ING VP Strategic Allocation Growth Portfolio - Class I
Currently payable annuity contracts:			$382,174
Contracts in accumulation period:
ING MAP PLUS NP10	854.762	$11.53	9,855
ING MAP PLUS NP11	1,258.138	11.52	14,494
ING MAP PLUS NP13	18,575.466	11.49	213,432
ING MAP PLUS NP14	1,482.372	11.48	17,018
ING MAP PLUS NP15	6,765.581	11.47	77,601
ING MAP PLUS NP17	7,030.740	11.45	80,502
ING MAP PLUS NP19	3,325.812	11.43	38,014
ING MAP PLUS NP20	3,700.421	11.42	42,259
ING MAP PLUS NP21	21,241.903	11.41	242,370
ING MAP PLUS NP22	1,361.294	11.40	15,519
ING MAP PLUS NP23	1,054.069	11.38	11,995
ING MAP PLUS NP26	493.635	11.35	5,603
ING MAP PLUS NP28	4,524.601	11.33	51,264
ING MAP PLUS NP29	6,477.658	11.32	73,327
ING MAP PLUS NP30	15.241	11.31	172
ING MAP PLUS NP32	1,028.853	11.29	11,616

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Growth Portfolio - Class I (continued)
ING MAP PLUS NP7	1,185.394	$11.56	$13,703
Qualified V	51.805	18.35	951
Qualified VI	1,918,046.900	18.66	35,790,755
Qualified VIII	8.584	18.64	160
Qualified X (1.15)	47,397.402	19.39	919,036
Qualified X (1.25)	212,376.737	19.19	4,075,510
Qualified XII (0.00)	8,319.861	12.22	101,669
Qualified XII (0.00)	21,992.569	12.35	271,608
Qualified XII (0.05)	8,032.247	19.74	158,557
Qualified XII (0.25)	66,388.649	12.00	796,664
Qualified XII (0.30)	25,002.436	11.96	299,029
Qualified XII (0.35)	8,300.662	11.91	98,861
Qualified XII (0.40)	113,931.404	17.56	2,000,635
Qualified XII (0.50)	59,028.906	12.19	719,562
Qualified XII (0.55)	49,371.708	11.73	579,130
Qualified XII (0.60)	11,314.630	11.69	132,268
Qualified XII (0.65)	7,129.921	11.64	82,992
Qualified XII (0.70)	187,473.703	11.60	2,174,695
Qualified XII (0.75)	196,971.682	11.56	2,276,993
Qualified XII (0.80)	165,249.423	12.24	2,022,653
Qualified XII (0.85)	216,238.285	17.04	3,684,700
Qualified XII (0.90)	2,399.143	11.98	28,742
Qualified XII (0.95)	115,381.393	16.88	1,947,638
Qualified XII (1.00)	569,316.167	16.80	9,564,512
Qualified XII (1.05)	149,811.350	16.72	2,504,846
Qualified XII (1.10)	78,885.026	16.64	1,312,647
Qualified XII (1.15)	78,751.571	16.56	1,304,126
Qualified XII (1.20)	17,403.203	16.48	286,805
Qualified XII (1.25)	29,864.402	16.40	489,776
Qualified XII (1.30)	19,822.515	16.32	323,503
Qualified XII (1.35)	431.052	16.24	7,000
Qualified XII (1.40)	11,524.194	16.16	186,231
Qualified XII (1.45)	372.960	16.09	6,001
Qualified XII (1.50)	2,778.613	16.01	44,486
Qualified XV	4,463.983	19.17	85,575
Qualified XVI	37,572.417	18.25	685,697
Qualified XVIII	3,528.078	19.77	69,750
Qualified XXI	10,340.514	19.36	200,192
Qualified XXII	1,446.346	19.61	28,363
Qualified XXV	6,297.064	19.30	121,533
Qualified XXVI	291.973	19.15	5,591
Qualified XXVII	104,164.948	18.90	1,968,718
Qualified XXVIII	127,465.054	18.84	2,401,442
Qualified XXXII	7,483.244	11.96	89,500
Qualified XXXIII (0.65)	3,070.124	12.16	37,333

	4,785,868.788		$81,187,353

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Income Portfolio - Class I
Currently payable annuity contracts:			$779,179
Contracts in accumulation period:
ING MAP PLUS NP10	72.226	$10.91	788
ING MAP PLUS NP11	412.690	10.90	4,498
ING MAP PLUS NP13	11,240.964	10.88	122,302
ING MAP PLUS NP14	2,969.746	10.87	32,281
ING MAP PLUS NP15	132,088.085	10.86	1,434,477
ING MAP PLUS NP17	451.381	10.84	4,893
ING MAP PLUS NP19	2,561.617	10.81	27,691
ING MAP PLUS NP20	1,772.888	10.80	19,147
ING MAP PLUS NP21	10,758.285	10.79	116,082
ING MAP PLUS NP22	1,655.975	10.78	17,851
ING MAP PLUS NP23	4,316.482	10.77	46,489
ING MAP PLUS NP26	128.982	10.74	1,385
ING MAP PLUS NP28	1,480.325	10.72	15,869
ING MAP PLUS NP29	976.783	10.71	10,461
ING MAP PLUS NP30	15.544	10.70	166
ING MAP PLUS NP32	358.310	10.68	3,827
ING MAP PLUS NP7	1,407.066	10.94	15,393
Qualified V	23.377	17.15	401
Qualified VI	691,461.679	17.44	12,059,092
Qualified X (1.15)	35,156.185	17.70	622,264
Qualified X (1.25)	113,846.423	17.51	1,993,451
Qualified XII (0.00)	5,749.060	11.91	68,471
Qualified XII (0.00)	7,713.215	12.04	92,867
Qualified XII (0.05)	17,787.569	18.45	328,181
Qualified XII (0.25)	12,094.345	13.24	160,129
Qualified XII (0.30)	25,510.353	13.19	336,482
Qualified XII (0.35)	872.904	13.14	11,470
Qualified XII (0.40)	123,459.113	17.03	2,102,509
Qualified XII (0.45)	20.561	13.04	268
Qualified XII (0.50)	7,965.744	13.28	105,785
Qualified XII (0.55)	16,926.107	12.94	219,024
Qualified XII (0.60)	25,959.303	12.89	334,615
Qualified XII (0.65)	2,314.635	12.84	29,720
Qualified XII (0.70)	72,424.655	12.79	926,311
Qualified XII (0.75)	87,089.042	12.74	1,109,514
Qualified XII (0.80)	122,843.710	13.16	1,616,623
Qualified XII (0.85)	56,267.384	16.53	930,100
Qualified XII (0.90)	856.334	12.98	11,115
Qualified XII (0.95)	64,880.126	16.37	1,062,088
Qualified XII (1.00)	304,390.410	16.30	4,961,564

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Strategic Allocation Income Portfolio - Class I (continued)
Qualified XII (1.05)	55,214.425	$16.22	$895,578
Qualified XII (1.10)	49,573.994	16.14	800,124
Qualified XII (1.15)	28,309.859	16.06	454,656
Qualified XII (1.20)	3,971.717	15.98	63,468
Qualified XII (1.25)	15,934.136	15.91	253,512
Qualified XII (1.30)	3,337.466	15.83	52,832
Qualified XII (1.35)	322.902	15.76	5,089
Qualified XII (1.40)	7,706.934	15.68	120,845
Qualified XII (1.45)	2,269.731	15.60	35,408
Qualified XII (1.50)	556.113	15.53	8,636
Qualified XV	642.951	17.92	11,522
Qualified XVI	18,024.479	17.06	307,498
Qualified XVII	13,009.130	17.97	233,774
Qualified XVIII	34,045.770	18.05	614,526
Qualified XXI	4,445.682	18.10	80,467
Qualified XXV	6,298.322	18.04	113,622
Qualified XXVI	901.713	17.90	16,141
Qualified XXVII	105,628.845	17.67	1,866,462
Qualified XXVIII	81,622.566	17.61	1,437,373
Qualified XXXII	3,695.272	11.13	41,128
Qualified XXXIII (0.65)	1,680.981	11.85	19,920

	2,405,472.571		$39,167,404

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I
Currently payable annuity contracts:			$152,471,262
Contracts in accumulation period:
Qualified I	41,439.128	$281.01	11,644,809
Qualified IX	6,598.428	20.92	138,039
Qualified V	893.146	21.45	19,158
Qualified VI	39,955,564.892	21.74	868,633,981
Qualified VII	3,460,419.736	20.58	71,215,438
Qualified VIII	42,660.614	20.17	860,465
Qualified X (1.15)	816,287.616	22.01	17,966,490
Qualified X (1.25)	6,315,276.777	21.74	137,294,117
Qualified XII (0.00)	72.798	9.62	700
Qualified XII (0.00)	351,334.096	10.61	3,727,655
Qualified XII (0.00)	426,795.306	10.49	4,477,083
Qualified XII (0.05)	205,912.216	23.01	4,738,040
Qualified XII (0.25)	2,061,293.020	9.44	19,458,606
Qualified XII (0.30)	627,161.063	9.41	5,901,586
Qualified XII (0.35)	202,922.222	9.37	1,901,381
Qualified XII (0.40)	215,710.196	15.40	3,321,937
Qualified XII (0.45)	3,750.665	9.30	34,881
Qualified XII (0.50)	1,787,620.799	9.74	17,411,427
Qualified XII (0.55)	772,964.972	9.23	7,134,467
Qualified XII (0.60)	1,635,914.115	9.20	15,050,410
Qualified XII (0.65)	140,633.233	9.16	1,288,200
Qualified XII (0.70)	1,507,403.657	9.13	13,762,595
Qualified XII (0.75)	2,464,739.670	9.09	22,404,484
Qualified XII (0.80)	4,634,085.301	9.93	46,016,467
Qualified XII (0.85)	4,802,154.025	14.95	71,792,203
Qualified XII (0.90)	169,583.896	9.59	1,626,310
Qualified XII (0.95)	1,962,636.229	14.80	29,047,016
Qualified XII (1.00)	7,617,502.570	14.73	112,205,813
Qualified XII (1.05)	563,988.012	14.66	8,268,064
Qualified XII (1.10)	370,045.229	14.59	5,398,960
Qualified XII (1.15)	258,276.379	14.52	3,750,173
Qualified XII (1.20)	59,263.504	14.45	856,358
Qualified XII (1.25)	153.931	11.71	1,803
Qualified XII (1.25)	117,338.552	14.38	1,687,328
Qualified XII (1.30)	7,006.883	14.31	100,269
Qualified XII (1.35)	2,032.344	14.24	28,941
Qualified XII (1.40)	42,867.709	14.18	607,864
Qualified XII (1.45)	389.258	14.11	5,492
Qualified XII (1.50)	8,020.373	14.04	112,606
Qualified XIX	20,526.813	287.09	5,893,043

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth and Income Portfolio - Class I (continued)
Qualified XV	324,581.993	$22.34	$7,251,162
Qualified XVI	733,906.261	21.27	15,610,186
Qualified XVII	2,114,386.943	22.21	46,960,534
Qualified XVIII	2,370,472.041	22.21	52,648,184
Qualified XX	53,792.099	217.51	11,700,320
Qualified XXI	251,743.008	22.56	5,679,322
Qualified XXII	782.979	22.85	17,891
Qualified XXIX	1,784.791	212.90	379,982
Qualified XXV	98,693.737	22.49	2,219,622
Qualified XXVI	74,539.028	22.31	1,662,966
Qualified XXVII	675,775.960	215.73	145,785,148
Qualified XXVIII	9,417.936	215.05	2,025,327
Qualified XXX	34,905.279	210.22	7,337,788
Qualified XXXII	651,091.115	11.95	7,780,539

	91,075,112.543		$1,975,314,892

ING GET U.S. Core Portfolio - Series 1
Contracts in accumulation period:
Qualified XXVII	136,434.316	$10.54	$1,438,018

	136,434.316		$1,438,018

ING GET U.S. Core Portfolio - Series 2
Contracts in accumulation period:
Qualified V	1,392.728	$10.15	$14,136
Qualified VI	161,738.384	10.19	1,648,114
Qualified XII (0.80)	108,974.777	10.29	1,121,350
Qualified XII (0.95)	0.569	10.26	6
Qualified XII (1.00)	546,241.206	10.24	5,593,510
Qualified XII (1.10)	3,208.240	10.22	32,788
Qualified XII (1.25)	100.314	10.18	1,021
Qualified XVII	15,317.151	10.20	156,235
Qualified XXVII	56,033.602	10.25	574,344
Qualified XXVIII	196,915.608	10.29	2,026,262

	1,089,922.579		$11,167,766

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 3
Contracts in accumulation period:
Qualified VI	1,115,566.302	$9.91	$11,055,262
Qualified X (1.15)	158,812.602	9.86	1,565,892
Qualified X (1.25)	427,312.257	9.86	4,213,299
Qualified XII (0.80)	323,717.099	9.99	3,233,934
Qualified XII (0.85)	26,998.590	9.98	269,446
Qualified XII (0.95)	7,172.781	9.96	71,441
Qualified XII (1.00)	738,497.842	9.94	7,340,669
Qualified XII (1.10)	6,709.354	9.92	66,557
Qualified XII (1.15)	29,239.055	9.91	289,759
Qualified XII (1.25)	1,414.069	9.89	13,985
Qualified XVI	638.847	9.86	6,299
Qualified XVIII	97,594.188	9.87	963,255
Qualified XXVII	742,593.346	9.96	7,396,230
Qualified XXVIII	27,391.918	9.99	273,645
Qualified XXXII	36,789.421	9.86	362,744

	3,740,447.671		$37,122,417

ING GET U.S. Core Portfolio - Series 5
Contracts in accumulation period:
Qualified X (1.15)	7,116.517	$10.57	75,222
Qualified X (1.25)	35,092.982	10.57	370,933
Qualified XXXII	18,825.560	10.57	198,986

	61,035.059		$645,141

ING GET U.S. Core Portfolio - Series 6
Contracts in accumulation period:
Qualified X (1.15)	139,501.569	$10.17	$1,418,731
Qualified X (1.25)	237,320.353	10.17	2,413,548
Qualified XVIII	42,364.258	10.17	430,845
Qualified XXXII	34,698.209	10.17	352,881

	453,884.389		$4,616,005

ING GET U.S. Core Portfolio - Series 7
Contracts in accumulation period:
Qualified X (1.15)	61,558.108	$10.06	$619,275
Qualified X (1.25)	88,068.820	10.06	885,972
Qualified XVIII	51,960.916	10.06	522,727
Qualified XXVI	136,396.910	10.11	1,378,973
Qualified XXVIII	44,135.242	10.12	446,649
Qualified XXXII	8,494.374	10.06	85,453

	390,614.370		$3,939,049

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING GET U.S. Core Portfolio - Series 8
Contracts in accumulation period:
Qualified X (1.15)	34,732.151	$10.10	$350,795
Qualified X (1.25)	82,931.374	10.10	837,607
Qualified XVIII	35,670.641	10.10	360,273
Qualified XXXII	763.862	10.10	7,715

	154,098.028		$1,556,390

ING GET U.S. Core Portfolio - Series 9
Contracts in accumulation period:
Qualified X (1.15)	373.846	$9.97	$3,727
Qualified X (1.25)	20,039.504	9.97	199,794
Qualified XVIII	1,539.439	9.98	15,364
Qualified XXXII	151.612	9.97	1,512

	22,104.401		$220,397

ING GET U.S. Core Portfolio - Series 10
Contracts in accumulation period:
Qualified X (1.25)	7,272.775	$9.98	$72,582
Qualified XXXII	3,488.198	9.98	34,812

	10,760.973		$107,394

ING GET U.S. Core Portfolio - Series 11
Contracts in accumulation period:
Qualified X (1.15)	141.262	$10.02	$1,415
Qualified X (1.25)	5,234.504	10.01	52,397
Qualified XXXII	2,623.772	10.01	26,264

	7,999.538		$80,076

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Global Science and Technology Portfolio - Class I
Contracts in accumulation period:
ING MAP PLUS NP14	332.122	$10.57	$3,511
ING MAP PLUS NP15	2,122.546	10.56	22,414
ING MAP PLUS NP21	754.395	10.50	7,921
Qualified V	2,126.784	3.94	8,380
Qualified VI	3,754,607.259	3.98	14,943,337
Qualified VIII	1,743.023	3.98	6,937
Qualified X (1.15)	32,497.600	4.00	129,990
Qualified X (1.25)	242,450.769	3.98	964,954
Qualified XII (0.00)	9,204.353	10.00	92,044
Qualified XII (0.00)	22,011.896	9.89	217,698
Qualified XII (0.05)	118,140.921	4.16	491,466
Qualified XII (0.25)	77,393.501	4.21	325,827
Qualified XII (0.30)	101,949.086	4.20	428,186
Qualified XII (0.50)	80,343.137	4.15	333,424
Qualified XII (0.55)	123,809.258	4.14	512,570
Qualified XII (0.60)	159,289.511	4.13	657,866
Qualified XII (0.65)	45,020.856	4.11	185,036
Qualified XII (0.70)	253,811.395	4.10	1,040,627
Qualified XII (0.75)	208,991.484	4.09	854,775
Qualified XII (0.80)	1,069,935.642	4.08	4,365,337
Qualified XII (0.85)	510,662.383	4.07	2,078,396
Qualified XII (0.90)	17,439.618	4.06	70,805
Qualified XII (0.95)	377,882.213	4.04	1,526,644
Qualified XII (1.00)	1,101,729.809	4.03	4,439,971
Qualified XII (1.05)	101,298.323	4.02	407,219
Qualified XII (1.10)	51,987.449	4.01	208,470
Qualified XII (1.15)	15,143.425	4.00	60,574
Qualified XII (1.20)	58,722.940	3.99	234,305
Qualified XII (1.25)	69,009.922	3.98	274,659
Qualified XII (1.30)	2,206.601	3.96	8,738
Qualified XII (1.35)	15,394.823	3.95	60,810
Qualified XII (1.40)	17,251.650	3.94	67,972
Qualified XII (1.45)	2,122.672	3.93	8,342
Qualified XV	17,333.798	4.05	70,202
Qualified XVI	51,620.579	3.92	202,353
Qualified XVII	4,731.417	4.03	19,068
Qualified XVIII	3,723.496	4.03	15,006
Qualified XXI	167,365.123	4.08	682,850
Qualified XXV	33,411.823	4.12	137,657
Qualified XXVI	23,024.194	4.08	93,939
Qualified XXVII	1,082,709.551	3.94	4,265,876
Qualified XXXII	2,476.214	11.04	27,337

	10,033,783.561		$40,553,493

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Growth Portfolio - Class I
Currently payable annuity contracts:			$208,892
Contracts in accumulation period:
Qualified VI	2,052,841.933	$15.45	31,716,408
Qualified VIII	554.283	15.44	8,558
Qualified X (1.15)	40,089.277	15.58	624,591
Qualified X (1.25)	240,765.657	15.45	3,719,829
Qualified XII (0.00)	14,266.832	10.37	147,947
Qualified XII (0.00)	38,764.673	10.26	397,726
Qualified XII (0.05)	14,175.827	16.33	231,491
Qualified XII (0.25)	40,164.282	10.62	426,545
Qualified XII (0.30)	64,335.784	10.58	680,673
Qualified XII (0.35)	71,499.089	10.54	753,600
Qualified XII (0.40)	423,077.127	16.49	6,976,542
Qualified XII (0.45)	77.851	10.46	814
Qualified XII (0.50)	73,767.487	11.27	831,360
Qualified XII (0.55)	48,366.009	10.38	502,039
Qualified XII (0.60)	69,952.938	10.34	723,313
Qualified XII (0.65)	5,855.766	10.30	60,314
Qualified XII (0.70)	181,274.906	10.27	1,861,693
Qualified XII (0.75)	173,434.504	10.23	1,774,235
Qualified XII (0.80)	341,021.468	11.60	3,955,849
Qualified XII (0.85)	158,364.548	16.00	2,533,833
Qualified XII (0.90)	13,515.277	11.21	151,506
Qualified XII (0.95)	141,414.476	15.86	2,242,834
Qualified XII (1.00)	726,851.615	15.79	11,476,987
Qualified XII (1.05)	62,613.611	15.72	984,286
Qualified XII (1.10)	50,036.824	15.65	783,076
Qualified XII (1.15)	24,712.412	15.58	385,019
Qualified XII (1.20)	9,581.460	15.52	148,704
Qualified XII (1.25)	29,816.727	15.45	460,668
Qualified XII (1.30)	1,354.176	15.38	20,827
Qualified XII (1.35)	1,041.201	15.31	15,941
Qualified XII (1.40)	9,273.585	15.25	141,422
Qualified XII (1.45)	1,200.988	15.18	18,231
Qualified XII (1.50)	2,111.886	15.12	31,932
Qualified XV	7,582.695	15.86	120,262
Qualified XVI	53,382.661	15.12	807,146
Qualified XVII	6,069.686	15.45	93,777
Qualified XVIII	33,664.994	15.92	535,947
Qualified XXI	32,025.738	16.02	513,052
Qualified XXV	13,756.170	15.98	219,824
Qualified XXVI	13,454.670	15.86	213,391
Qualified XXVII	224,788.800	5.81	1,306,023
Qualified XXXII	8,067.230	11.81	95,274

	5,518,967.123		$78,902,381

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I
Currently payable annuity contracts:			$4,943,189
Contracts in accumulation period:
ING MAP PLUS NP10	10,176.431	$11.27	114,688
ING MAP PLUS NP11	1,585.762	11.26	17,856
ING MAP PLUS NP13	11,226.739	11.23	126,076
ING MAP PLUS NP14	8,602.797	11.22	96,523
ING MAP PLUS NP15	5,768.810	11.21	64,668
ING MAP PLUS NP16	443.763	11.20	4,970
ING MAP PLUS NP17	6,750.627	11.19	75,540
ING MAP PLUS NP20	12,860.756	11.16	143,526
ING MAP PLUS NP21	2,593.801	11.15	28,921
ING MAP PLUS NP23	1,432.246	11.13	15,941
ING MAP PLUS NP24	2,073.201	11.12	23,054
ING MAP PLUS NP26	39.114	11.10	434
ING MAP PLUS NP27	51.586	11.09	572
ING MAP PLUS NP28	3,482.485	11.07	38,551
ING MAP PLUS NP29	1,310.461	11.06	14,494
ING MAP PLUS NP30	5,467.495	11.05	60,416
ING MAP PLUS NP6	4,032.676	11.31	45,610
ING MAP PLUS NP7	6,310.741	11.30	71,311
Qualified V	25.107	19.01	477
Qualified VI	10,857,694.670	19.30	209,553,507
Qualified VIII	4,732.827	19.28	91,249
Qualified X (1.15)	277,466.832	19.48	5,405,054
Qualified X (1.25)	1,034,445.782	19.30	19,964,804
Qualified XII (0.00)	78,022.171	11.35	885,552
Qualified XII (0.00)	153,542.496	11.22	1,722,747
Qualified XII (0.05)	295,039.758	20.42	6,024,712
Qualified XII (0.25)	328,361.288	12.48	4,097,949
Qualified XII (0.30)	115,979.455	12.43	1,441,625
Qualified XII (0.35)	295,355.093	12.39	3,659,450
Qualified XII (0.40)	507,655.375	20.64	10,478,007
Qualified XII (0.45)	716.378	12.29	8,804
Qualified XII (0.50)	208,674.743	13.02	2,716,945
Qualified XII (0.55)	301,428.729	12.20	3,677,430
Qualified XII (0.60)	295,687.248	12.15	3,592,600
Qualified XII (0.65)	90,298.846	12.11	1,093,519
Qualified XII (0.70)	665,283.124	12.06	8,023,314
Qualified XII (0.75)	1,143,348.973	12.01	13,731,621
Qualified XII (0.80)	2,292,271.031	13.35	30,601,818
Qualified XII (0.85)	1,063,684.784	20.03	21,305,606
Qualified XII (0.90)	94,961.393	12.86	1,221,204

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus LargeCap Portfolio - Class I (continued)
Qualified XII (0.95)	749,445.564	$19.84	$14,869,000
Qualified XII (1.00)	3,945,184.263	19.75	77,917,389
Qualified XII (1.05)	271,230.022	19.66	5,332,382
Qualified XII (1.10)	154,078.901	19.57	3,015,324
Qualified XII (1.15)	244,135.120	19.48	4,755,752
Qualified XII (1.20)	77,604.246	19.39	1,504,746
Qualified XII (1.25)	2,203.360	11.62	25,603
Qualified XII (1.25)	127,900.189	19.30	2,468,474
Qualified XII (1.30)	8,967.652	19.21	172,269
Qualified XII (1.35)	3,114.751	19.12	59,554
Qualified XII (1.40)	34,402.315	19.03	654,676
Qualified XII (1.45)	4,413.515	18.94	83,592
Qualified XII (1.50)	6,665.956	18.85	125,653
Qualified XV	37,671.851	19.83	747,033
Qualified XVI	164,046.239	18.88	3,097,193
Qualified XVII	60,480.616	19.46	1,176,953
Qualified XVIII	54,690.049	19.88	1,087,238
Qualified XXI	146,523.570	20.03	2,934,867
Qualified XXV	30,633.514	19.97	611,751
Qualified XXVI	32,766.443	19.81	649,103
Qualified XXVII	2,140,820.801	19.55	41,853,047
Qualified XXVIII	668,156.721	19.49	13,022,374
Qualified XXXII	62,872.055	11.80	741,890
Qualified XXXIII (0.65)	5,166.226	11.17	57,707

	29,222,059.533		$532,147,904

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I
Currently payable annuity contracts:			$1,028,424
Contracts in accumulation period:
ING MAP PLUS NP10	1,849.632	$12.48	23,083
ING MAP PLUS NP14	17,098.360	12.43	212,533
ING MAP PLUS NP15	2,218.643	12.42	27,556
ING MAP PLUS NP16	291.833	12.41	3,622
ING MAP PLUS NP17	0.771	12.39	10
ING MAP PLUS NP21	970.154	12.35	11,981
ING MAP PLUS NP22	182.320	12.34	2,250
ING MAP PLUS NP23	640.218	12.32	7,887
ING MAP PLUS NP24	1,143.222	12.31	14,073
ING MAP PLUS NP26	892.277	12.29	10,966
ING MAP PLUS NP28	6.104	12.27	75
ING MAP PLUS NP29	1,059.375	12.25	12,977
ING MAP PLUS NP30	6,717.906	12.24	82,227
ING MAP PLUS NP32	1,236.511	12.22	15,110
ING MAP PLUS NP6	2.312	12.53	29
ING MAP PLUS NP7	1,146.409	12.51	14,342
Qualified V	1,338.097	20.38	27,270
Qualified VI	5,659,109.714	20.63	116,747,433
Qualified VIII	1,351.752	20.62	27,873
Qualified X (1.15)	120,972.876	20.79	2,515,026
Qualified X (1.25)	473,558.960	20.63	9,769,521
Qualified XII (0.00)	275,634.653	23.22	6,400,237
Qualified XII (0.05)	198,918.751	21.74	4,324,494
Qualified XII (0.15)	43,814.579	15.28	669,487
Qualified XII (0.15)	102,137.289	15.12	1,544,316
Qualified XII (0.25)	139,927.757	22.79	3,188,954
Qualified XII (0.30)	129,223.892	22.70	2,933,382
Qualified XII (0.35)	191,258.028	22.61	4,324,344
Qualified XII (0.40)	273,044.021	21.95	5,993,316
Qualified XII (0.45)	3.670	22.44	82
Qualified XII (0.50)	424,024.821	21.85	9,264,942
Qualified XII (0.55)	148,662.041	22.27	3,310,704
Qualified XII (0.60)	123,315.800	22.19	2,736,378
Qualified XII (0.65)	103,068.547	22.10	2,277,815
Qualified XII (0.70)	303,737.656	22.02	6,688,303
Qualified XII (0.75)	295,304.740	21.94	6,478,986
Qualified XII (0.80)	1,905,635.327	21.35	40,685,314
Qualified XII (0.85)	754,152.164	21.27	16,040,817
Qualified XII (0.90)	50,441.268	21.19	1,068,850
Qualified XII (0.95)	1,854,855.433	21.11	39,155,998

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus MidCap Portfolio - Class I (continued)
Qualified XII (1.00)	1,970,342.643	$21.03	$41,436,306
Qualified XII (1.05)	224,908.846	20.95	4,711,840
Qualified XII (1.10)	138,563.137	20.87	2,891,813
Qualified XII (1.15)	116,592.305	20.79	2,423,954
Qualified XII (1.20)	47,243.288	20.71	978,408
Qualified XII (1.25)	2,003.345	12.85	25,743
Qualified XII (1.25)	125,931.483	20.63	2,597,967
Qualified XII (1.30)	4,392.867	20.55	90,273
Qualified XII (1.35)	9,578.503	20.47	196,072
Qualified XII (1.40)	34,835.649	20.39	710,299
Qualified XII (1.45)	8,296.610	20.31	168,504
Qualified XII (1.50)	6,814.819	20.24	137,932
Qualified XV	21,190.251	21.11	447,326
Qualified XVI	109,197.167	20.24	2,210,151
Qualified XVII	18,125.874	20.63	373,937
Qualified XVIII	25,995.737	20.63	536,292
Qualified XXI	65,544.652	21.32	1,397,412
Qualified XXV	45,144.151	21.34	963,376
Qualified XXVI	38,004.966	21.17	804,565
Qualified XXVII	1,856,102.385	21.76	40,388,788
Qualified XXVIII	1,156,035.566	21.69	25,074,411
Qualified XXXII	15,044.220	12.86	193,469
Qualified XXXIII (0.65)	5,096.195	15.04	76,647

	19,653,932.542		$416,476,472

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I
Currently payable annuity contracts:			$1,094,624
Contracts in accumulation period:
ING MAP PLUS NP10	4,786.617	$12.58	60,216
ING MAP PLUS NP12	3,697.566	12.56	46,441
ING MAP PLUS NP13	3,977.732	12.55	49,921
ING MAP PLUS NP14	3,928.824	12.53	49,228
ING MAP PLUS NP15	23,924.275	12.52	299,532
ING MAP PLUS NP17	2.388	12.50	30
ING MAP PLUS NP19	5,986.390	12.47	74,650
ING MAP PLUS NP21	3,095.650	12.45	38,541
ING MAP PLUS NP23	941.156	12.43	11,699
ING MAP PLUS NP24	113.238	12.42	1,406
ING MAP PLUS NP26	400.040	12.39	4,956
ING MAP PLUS NP28	7.150	12.37	88
ING MAP PLUS NP29	1,774.740	12.36	21,936
ING MAP PLUS NP30	159.237	12.34	1,965
Qualified VI	3,188,100.513	15.62	49,798,130
Qualified VIII	761.263	15.61	11,883
Qualified X (1.15)	74,921.219	15.74	1,179,260
Qualified X (1.25)	313,973.230	15.62	4,904,262
Qualified XII (0.00)	25,774.319	15.89	409,554
Qualified XII (0.00)	34,393.106	15.71	540,316
Qualified XII (0.00)	194,604.260	17.88	3,479,524
Qualified XII (0.05)	171,956.604	16.47	2,832,125
Qualified XII (0.25)	98,579.620	17.54	1,729,087
Qualified XII (0.30)	85,055.231	17.48	1,486,765
Qualified XII (0.35)	114,045.613	17.41	1,985,534
Qualified XII (0.40)	2,436.186	16.63	40,514
Qualified XII (0.45)	31.720	17.28	548
Qualified XII (0.50)	275,806.185	16.55	4,564,592
Qualified XII (0.55)	73,546.412	17.15	1,261,321
Qualified XII (0.60)	59,494.226	17.08	1,016,161
Qualified XII (0.65)	45,935.729	17.02	781,826
Qualified XII (0.70)	183,735.349	16.95	3,114,314
Qualified XII (0.75)	233,764.278	16.89	3,948,279
Qualified XII (0.80)	1,440,355.750	16.17	23,290,552
Qualified XII (0.85)	407,144.035	16.11	6,559,090
Qualified XII (0.90)	39,819.569	16.05	639,104
Qualified XII (0.95)	285,563.790	15.99	4,566,165
Qualified XII (1.00)	1,138,702.824	15.93	18,139,536
Qualified XII (1.05)	73,086.702	15.86	1,159,155
Qualified XII (1.10)	56,930.544	15.80	899,503

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Index Plus SmallCap Portfolio - Class I (continued)
Qualified XII (1.15)	90,740.478	$15.74	$1,428,255
Qualified XII (1.20)	20,641.420	15.68	323,657
Qualified XII (1.25)	1,797.374	12.98	23,330
Qualified XII (1.25)	83,955.110	15.62	1,311,379
Qualified XII (1.30)	1,157.199	15.56	18,006
Qualified XII (1.35)	1,143.448	15.50	17,723
Qualified XII (1.40)	18,033.032	15.44	278,430
Qualified XII (1.45)	1,571.681	15.38	24,172
Qualified XII (1.50)	1,096.257	15.33	16,806
Qualified XV	21,458.335	15.99	343,119
Qualified XVI	66,579.820	15.33	1,020,669
Qualified XVII	10,465.005	15.62	163,463
Qualified XVIII	17,568.864	15.62	274,426
Qualified XXI	20,541.599	16.15	331,747
Qualified XXV	13,574.736	16.16	219,368
Qualified XXVI	13,721.029	16.04	220,085
Qualified XXVII	1,316,513.479	16.44	21,643,482
Qualified XXVIII	876,619.844	16.39	14,367,799
Qualified XXXII	4,535.249	13.07	59,276
Qualified XXXIII (0.65)	4,700.123	15.64	73,510

	11,257,727.362		$182,251,035

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Equity Portfolio - Class I
Currently payable annuity contracts:			$676,538
Contracts in accumulation period:
Qualified VI	586,838.169	$10.89	6,390,668
Qualified VIII	12.995	10.88	141
Qualified X (1.15)	7,659.779	10.97	84,028
Qualified X (1.25)	89,711.785	10.89	976,961
Qualified XII (0.05)	7,300.172	11.48	83,806
Qualified XII (0.15)	455.464	13.04	5,939
Qualified XII (0.15)	3,061.858	12.90	39,498
Qualified XII (0.25)	5,653.807	11.45	64,736
Qualified XII (0.30)	18,996.689	11.41	216,752
Qualified XII (0.35)	12,800.779	11.37	145,545
Qualified XII (0.40)	111,860.290	11.59	1,296,461
Qualified XII (0.50)	44,989.715	11.53	518,731
Qualified XII (0.55)	5,060.888	11.20	56,682
Qualified XII (0.60)	13,393.131	11.15	149,333
Qualified XII (0.65)	1,861.554	11.11	20,682
Qualified XII (0.70)	42,946.388	11.07	475,417
Qualified XII (0.75)	19,580.556	11.03	215,974
Qualified XII (0.80)	68,512.673	11.27	772,138
Qualified XII (0.85)	86,042.240	11.23	966,254
Qualified XII (0.90)	2,774.672	11.18	31,021
Qualified XII (0.95)	62,730.984	11.14	698,823
Qualified XII (1.00)	111,292.333	11.10	1,235,345
Qualified XII (1.05)	12,489.788	11.06	138,137
Qualified XII (1.10)	10,641.355	11.01	117,161
Qualified XII (1.15)	9,418.093	10.97	103,316
Qualified XII (1.20)	3,981.046	10.93	43,513
Qualified XII (1.25)	130.718	13.73	1,795
Qualified XII (1.25)	10,647.691	10.89	115,953
Qualified XII (1.35)	38.825	10.80	419
Qualified XII (1.40)	3,833.457	10.76	41,248
Qualified XII (1.45)	241.223	10.72	2,586
Qualified XII (1.50)	68.495	10.68	732
Qualified XV	2,628.575	11.14	29,282
Qualified XVI	12,917.293	10.68	137,957
Qualified XVIII	14,932.464	10.89	162,615
Qualified XXI	8,851.692	11.25	99,582
Qualified XXV	1,970.504	11.26	22,188
Qualified XXVI	481.499	11.18	5,383
Qualified XXVII	106,519.837	7.77	827,659
Qualified XXXII	545.420	14.05	7,663

	1,503,874.896		$16,978,662

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Small Company Portfolio - Class I
Currently payable annuity contracts:			$607,426
Contracts in accumulation period:
ING MAP PLUS NP16	8.843	$12.10	107
ING MAP PLUS NP21	33.934	12.05	409
Qualified V	206.877	23.81	4,926
Qualified VI	2,137,385.151	24.15	51,617,851
Qualified VIII	1,103.156	24.13	26,619
Qualified X (1.15)	48,654.090	24.36	1,185,214
Qualified X (1.25)	257,388.376	24.15	6,215,929
Qualified XII (0.00)	17,186.096	13.82	237,512
Qualified XII (0.00)	32,500.256	13.67	444,279
Qualified XII (0.05)	33,477.425	25.53	854,679
Qualified XII (0.25)	50,681.149	17.45	884,386
Qualified XII (0.30)	80,914.084	17.39	1,407,096
Qualified XII (0.35)	54,123.594	17.32	937,421
Qualified XII (0.40)	275,221.852	25.78	7,095,219
Qualified XII (0.45)	475.131	17.19	8,168
Qualified XII (0.50)	233,877.983	17.38	4,064,799
Qualified XII (0.55)	88,534.165	17.06	1,510,393
Qualified XII (0.60)	101,621.148	16.99	1,726,543
Qualified XII (0.65)	23,648.930	16.93	400,376
Qualified XII (0.70)	204,019.564	16.87	3,441,810
Qualified XII (0.75)	337,873.368	16.80	5,676,273
Qualified XII (0.80)	1,173,837.614	17.85	20,953,001
Qualified XII (0.85)	273,644.350	25.01	6,843,845
Qualified XII (0.90)	24,614.735	17.27	425,096
Qualified XII (0.95)	140,176.879	24.79	3,474,985
Qualified XII (1.00)	856,723.360	24.68	21,143,933
Qualified XII (1.05)	98,165.503	24.57	2,411,926
Qualified XII (1.10)	44,759.201	24.47	1,095,258
Qualified XII (1.15)	76,124.651	24.36	1,854,397
Qualified XII (1.20)	19,364.310	24.25	469,585
Qualified XII (1.25)	38,894.476	24.15	939,302
Qualified XII (1.30)	5,494.905	24.04	132,098
Qualified XII (1.35)	3,575.241	23.94	85,591
Qualified XII (1.40)	15,741.542	23.83	375,121
Qualified XII (1.45)	1,854.496	23.73	44,007
Qualified XII (1.50)	3,174.946	23.63	75,024
Qualified XV	9,129.753	24.79	226,327
Qualified XVI	54,197.918	23.63	1,280,697
Qualified XVII	6,275.444	24.15	151,552
Qualified XVIII	17,467.619	24.88	434,594
Qualified XXI	27,097.063	25.04	678,510
Qualified XXV	17,962.540	24.99	448,884
Qualified XXVI	8,586.575	24.79	212,861
Qualified XXVII	435,922.958	12.03	5,244,153
Qualified XXVIII	97,273.559	12.81	1,246,074
Qualified XXXII	9,694.618	12.55	121,667
Qualified XXXIII (0.65)	1,276.988	13.60	17,367

	7,439,966.416		$158,733,290

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Value Opportunity Portfolio - Class I
Contracts in accumulation period:
ING MAP PLUS NP13	60.153	$11.43	$688
Qualified V	36.812	18.76	691
Qualified VI	1,637,408.680	19.02	31,143,513
Qualified VIII	644.121	19.01	12,245
Qualified X (1.15)	56,526.048	19.19	1,084,735
Qualified X (1.25)	148,973.180	19.02	2,833,470
Qualified XII (0.00)	17,670.998	10.44	184,485
Qualified XII (0.00)	27,698.292	10.32	285,846
Qualified XII (0.05)	10,970.852	20.11	220,624
Qualified XII (0.25)	60,383.311	13.56	818,798
Qualified XII (0.30)	57,465.226	13.51	776,355
Qualified XII (0.35)	6,393.220	13.46	86,053
Qualified XII (0.45)	58.271	13.35	778
Qualified XII (0.50)	119,735.726	14.22	1,702,642
Qualified XII (0.55)	204,244.136	13.25	2,706,235
Qualified XII (0.60)	48,630.329	13.20	641,920
Qualified XII (0.65)	12,200.948	13.15	160,442
Qualified XII (0.70)	181,289.683	13.10	2,374,895
Qualified XII (0.75)	338,126.348	13.05	4,412,549
Qualified XII (0.80)	483,444.266	14.32	6,922,922
Qualified XII (0.85)	208,804.046	19.70	4,113,440
Qualified XII (0.90)	28,001.390	13.94	390,339
Qualified XII (0.95)	198,016.046	19.53	3,867,253
Qualified XII (1.00)	625,494.787	19.44	12,159,619
Qualified XII (1.05)	64,679.840	19.36	1,252,202
Qualified XII (1.10)	37,552.889	19.27	723,644
Qualified XII (1.15)	45,111.375	19.19	865,687
Qualified XII (1.20)	30,985.038	19.11	592,124
Qualified XII (1.25)	31,940.219	19.02	607,503
Qualified XII (1.30)	2,281.158	18.94	43,205
Qualified XII (1.35)	686.643	18.86	12,950
Qualified XII (1.40)	12,499.359	18.78	234,738
Qualified XII (1.45)	1,226.359	18.69	22,921
Qualified XII (1.50)	2,033.937	18.61	37,852
Qualified XV	2,556.768	19.53	49,934
Qualified XVI	31,486.772	18.61	585,969
Qualified XVII	4,414.269	19.02	83,959
Qualified XVIII	4,225.118	19.60	82,812
Qualified XXI	24,030.305	19.72	473,878
Qualified XXV	16,820.165	19.68	331,021
Qualified XXVI	8,442.360	19.53	164,879
Qualified XXVII	611,767.764	14.53	8,888,986
Qualified XXVIII	410,874.917	14.49	5,953,578
Qualified XXXII	6,031.766	11.97	72,200
Qualified XXXIII (0.65)	197.054	10.27	2,024

	5,822,120.944		$97,982,603

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Financial Services Portfolio - Class I
Contracts in accumulation period:
Qualified VI	27,780.418	$11.83	$328,642
Qualified X (1.25)	4,651.608	12.17	56,610
Qualified XII (0.65)	113.813	11.95	1,360
Qualified XII (0.70)	668.276	11.94	7,979
Qualified XII (0.75)	57.177	11.93	682
Qualified XII (0.80)	9,276.789	11.92	110,579
Qualified XII (0.85)	1,657.063	11.91	19,736
Qualified XII (0.90)	1,188.028	11.90	14,138
Qualified XII (0.95)	920.719	11.89	10,947
Qualified XII (1.00)	13,611.125	11.88	161,700
Qualified XII (1.05)	3,615.407	11.87	42,915
Qualified XII (1.10)	1.057	11.86	13
Qualified XII (1.15)	873.116	11.85	10,346
Qualified XII (1.25)	1,146.609	11.83	13,564
Qualified XII (1.40)	171.546	11.80	2,024
Qualified XVI	210.137	11.78	2,475
Qualified XXI	100.322	11.92	1,196
Qualified XXV	384.671	11.96	4,601

	66,427.881		$789,507

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP International Value Portfolio - Class I
Currently payable annuity contracts:			$794,578
Contracts in accumulation period:
ING MAP PLUS NP15	2,013.699	$12.55	25,272
ING MAP PLUS NP16	232.251	12.54	2,912
ING MAP PLUS NP17	2,228.322	12.53	27,921
ING MAP PLUS NP21	793.768	12.48	9,906
ING MAP PLUS NP23	7.781	12.46	97
ING MAP PLUS NP26	6.289	12.42	78
ING MAP PLUS NP27	79.573	12.41	988
ING MAP PLUS NP32	7.247	12.35	90
ING MAP PLUS NP7	862.862	12.65	10,915
Qualified V	249.323	12.73	3,174
Qualified VI	937,210.849	12.82	12,015,043
Qualified X (1.15)	50,624.266	12.88	652,041
Qualified X (1.25)	281,627.729	12.82	3,610,467
Qualified XII (0.00)	98,605.680	13.56	1,337,093
Qualified XII (0.25)	7,468.403	13.26	99,031
Qualified XII (0.30)	35,283.141	13.38	472,088
Qualified XII (0.40)	240,380.506	13.32	3,201,868
Qualified XII (0.50)	17,285.288	13.26	229,203
Qualified XII (0.55)	25,955.114	13.23	343,386
Qualified XII (0.60)	22,428.969	13.20	296,062
Qualified XII (0.65)	75,945.456	13.17	1,000,202
Qualified XII (0.70)	81,125.260	13.14	1,065,986
Qualified XII (0.75)	94,299.450	13.11	1,236,266
Qualified XII (0.80)	468,182.348	13.08	6,123,825
Qualified XII (0.85)	118,556.913	13.05	1,547,168
Qualified XII (0.90)	4,866.606	13.03	63,412
Qualified XII (0.95)	2,394,886.821	13.00	31,133,529
Qualified XII (1.00)	425,158.286	12.97	5,514,303
Qualified XII (1.05)	29,827.640	12.94	385,970
Qualified XII (1.10)	22,145.054	12.91	285,893
Qualified XII (1.15)	76,290.515	12.88	982,622
Qualified XII (1.20)	5,164.092	12.85	66,359
Qualified XII (1.25)	339.379	12.86	4,364
Qualified XII (1.25)	27,499.546	12.82	352,544
Qualified XII (1.30)	2,242.059	12.80	28,698
Qualified XII (1.35)	1,087.067	12.77	13,882
Qualified XII (1.40)	4,835.847	12.74	61,609
Qualified XII (1.45)	892.202	12.71	11,340
Qualified XII (1.50)	700.704	12.68	8,885
Qualified XV	7,165.681	13.00	93,154
Qualified XVI	18,806.856	12.68	238,471
Qualified XVII	6,523.033	12.82	83,625
Qualified XVIII	9,332.196	12.82	119,639
Qualified XXI	7,955.870	13.08	104,063
Qualified XXV	1,726.326	13.18	22,753
Qualified XXVI	4,742.632	13.03	61,797
Qualified XXVIII	309,799.434	14.45	4,476,602
Qualified XXXII	987.208	13.15	12,982
Qualified XXXIII (0.65)	16,355.480	13.10	214,257

	5,940,791.021		$78,446,413

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP MidCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Qualified VI	208,141.891	$11.21	$2,333,271
Qualified X (1.15)	9,883.354	11.26	111,287
Qualified X (1.25)	39,084.690	11.21	438,139
Qualified XII (0.15)	3,711.285	12.83	47,616
Qualified XII (0.50)	3,311.634	11.59	38,382
Qualified XII (0.55)	14,358.558	11.56	165,985
Qualified XII (0.60)	3,062.624	11.53	35,312
Qualified XII (0.65)	4,169.438	11.51	47,990
Qualified XII (0.70)	6,144.113	11.48	70,534
Qualified XII (0.75)	3,989.079	11.46	45,715
Qualified XII (0.80)	28,745.911	11.43	328,566
Qualified XII (0.85)	19,257.447	11.41	219,727
Qualified XII (0.90)	1,310.219	11.38	14,910
Qualified XII (0.95)	38,694.845	11.36	439,573
Qualified XII (1.00)	44,498.158	11.33	504,164
Qualified XII (1.05)	2,995.855	11.31	33,883
Qualified XII (1.10)	10,685.353	11.28	120,531
Qualified XII (1.15)	208.126	11.26	2,344
Qualified XII (1.20)	1,260.317	11.23	14,153
Qualified XII (1.25)	6,578.163	11.21	73,741
Qualified XII (1.30)	97.395	11.18	1,089
Qualified XII (1.35)	13.869	11.16	155
Qualified XII (1.40)	2,562.809	11.13	28,524
Qualified XII (1.45)	1,044.376	11.11	11,603
Qualified XII (1.50)	251.756	11.08	2,789
Qualified XV	135.564	11.36	1,540
Qualified XVI	5,597.300	11.08	62,018
Qualified XVIII	3,922.508	11.21	43,971
Qualified XXI	1,756.541	11.43	20,077
Qualified XXV	182.641	11.52	2,104
Qualified XXVI	1,537.334	11.38	17,495

	467,193.153		$5,277,188

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Real Estate Portfolio - Class I
Contracts in accumulation period:
Qualified V	99.588	$15.38	$1,532
Qualified VI	1,114,387.394	15.43	17,194,997
Qualified X (1.15)	18,355.121	15.45	283,587
Qualified X (1.25)	73,575.091	15.43	1,135,264
Qualified XII (0.00)	2,534.170	15.75	39,913
Qualified XII (0.00)	31,052.366	15.75	489,075
Qualified XII (0.40)	3,470.017	15.65	54,306
Qualified XII (0.50)	156.327	15.62	2,442
Qualified XII (0.55)	1,374.336	15.61	21,453
Qualified XII (0.60)	3,124.903	15.59	48,717
Qualified XII (0.65)	503.513	15.58	7,845
Qualified XII (0.70)	29,559.333	15.57	460,239
Qualified XII (0.75)	5,220.304	15.55	81,176
Qualified XII (0.80)	658,494.484	15.54	10,233,004
Qualified XII (0.85)	145,840.720	15.53	2,264,906
Qualified XII (0.90)	4,850.901	15.52	75,286
Qualified XII (0.95)	23,434.295	15.50	363,232
Qualified XII (1.00)	541,602.114	15.49	8,389,417
Qualified XII (1.05)	20,544.669	15.48	318,031
Qualified XII (1.10)	14,111.582	15.46	218,165
Qualified XII (1.15)	19,441.392	15.45	300,370
Qualified XII (1.20)	1,365.856	15.44	21,089
Qualified XII (1.25)	245.866	15.04	3,698
Qualified XII (1.25)	8,883.469	15.43	137,072
Qualified XII (1.30)	0.161	15.41	2
Qualified XII (1.35)	590.738	15.40	9,097
Qualified XII (1.40)	5,015.096	15.39	77,182
Qualified XII (1.45)	120.029	15.37	1,845
Qualified XII (1.50)	1,549.767	15.36	23,804
Qualified XV	370.561	15.50	5,744
Qualified XVI	8,434.906	15.36	129,560
Qualified XVIII	64.653	15.43	998
Qualified XXI	618.748	15.54	9,615
Qualified XXV	1,762.058	15.59	27,470
Qualified XXVI	174.480	15.55	2,713
Qualified XXVII	305,485.008	15.49	4,731,963
Qualified XXXII	1,919.662	15.43	29,620

	3,048,333.678		$47,194,429

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP SmallCap Opportunities Portfolio - Class I
Contracts in accumulation period:
Qualified V	75.594	$7.94	$600
Qualified VI	263,602.492	8.00	2,108,820
Qualified VIII	126.543	7.99	1,011
Qualified X (1.15)	8,852.680	8.03	71,087
Qualified X (1.25)	61,038.352	8.00	488,307
Qualified XII (0.15)	174.703	8.97	1,567
Qualified XII (0.40)	78,167.010	8.30	648,786
Qualified XII (0.50)	3,421.279	8.27	28,294
Qualified XII (0.55)	378,380.213	8.25	3,121,637
Qualified XII (0.60)	7,019.334	8.23	57,769
Qualified XII (0.65)	11,518.139	8.21	94,564
Qualified XII (0.70)	4,284.664	8.19	35,091
Qualified XII (0.75)	65,857.106	8.18	538,711
Qualified XII (0.80)	70,383.129	8.16	574,326
Qualified XII (0.85)	21,836.854	8.14	177,752
Qualified XII (0.90)	882.709	8.12	7,168
Qualified XII (0.95)	14,873.174	8.10	120,473
Qualified XII (1.00)	97,858.583	8.08	790,697
Qualified XII (1.05)	6,677.770	8.07	53,890
Qualified XII (1.10)	10,365.816	8.05	83,445
Qualified XII (1.15)	2,150.108	8.03	17,265
Qualified XII (1.20)	3,387.212	8.01	27,132
Qualified XII (1.25)	9,521.352	8.00	76,171
Qualified XII (1.35)	669.830	7.96	5,332
Qualified XII (1.40)	2,418.880	7.94	19,206
Qualified XII (1.45)	570.051	7.92	4,515
Qualified XII (1.50)	113.885	7.91	901
Qualified XV	641.909	8.10	5,199
Qualified XVI	11,478.728	7.91	90,797
Qualified XXI	1,318.379	8.16	10,758
Qualified XXV	7,155.170	8.22	58,816
Qualified XXVI	1,375.683	8.12	11,171

	1,146,197.331		$9,331,258

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I
Currently payable annuity contracts:			$27,295,267
Contracts in accumulation period:
Qualified I	27,483.094	$34.74	954,763
Qualified IX	1,579.980	25.31	39,989
Qualified V	402.861	25.81	10,398
Qualified VI	10,600,515.228	26.19	277,627,494
Qualified VII	159,543.036	25.31	4,038,034
Qualified VIII	2,545.848	24.30	61,864
Qualified X (1.15)	253,339.287	26.51	6,716,024
Qualified X (1.25)	2,044,813.712	26.19	53,553,671
Qualified XII (0.00)	67,216.303	12.25	823,400
Qualified XII (0.00)	87,003.430	12.11	1,053,612
Qualified XII (0.05)	86,673.106	27.72	2,402,578
Qualified XII (0.25)	572,911.350	13.81	7,911,906
Qualified XII (0.30)	581,930.624	13.76	8,007,365
Qualified XII (0.35)	55,819.202	13.71	765,281
Qualified XII (0.40)	228,347.220	19.62	4,480,172
Qualified XII (0.45)	38.501	13.60	524
Qualified XII (0.50)	914,918.885	14.08	12,882,058
Qualified XII (0.55)	213,652.643	13.50	2,884,311
Qualified XII (0.60)	386,522.651	13.45	5,198,730
Qualified XII (0.65)	62,874.137	13.40	842,513
Qualified XII (0.70)	396,263.176	13.35	5,290,113
Qualified XII (0.75)	755,450.120	13.30	10,047,487
Qualified XII (0.80)	2,007,105.205	14.13	28,360,397
Qualified XII (0.85)	1,506,113.010	19.05	28,691,453
Qualified XII (0.90)	31,121.533	13.79	429,166
Qualified XII (0.95)	667,242.915	18.86	12,584,201
Qualified XII (1.00)	2,530,075.241	18.77	47,489,512
Qualified XII (1.05)	202,065.261	18.68	3,774,579
Qualified XII (1.10)	236,691.795	18.59	4,400,100
Qualified XII (1.15)	150,928.921	18.50	2,792,185
Qualified XII (1.20)	44,297.844	18.41	815,523
Qualified XII (1.25)	91,050.152	18.33	1,668,949
Qualified XII (1.30)	3,141.757	18.24	57,306
Qualified XII (1.35)	2,043.761	18.15	37,094
Qualified XII (1.40)	20,839.091	18.06	376,354
Qualified XII (1.45)	2,141.316	17.98	38,501
Qualified XII (1.50)	939.293	17.89	16,804
Qualified XIX	11,320.719	35.49	401,772
Qualified XV	48,379.842	26.91	1,301,902
Qualified XVI	234,251.911	25.63	6,003,876

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Balanced Portfolio - Class I (continued)
Qualified XVII	161,311.840	$26.76	$4,316,705
Qualified XVIII	256,451.807	26.76	6,862,650
Qualified XX	31,620.269	35.14	1,111,136
Qualified XXI	81,842.648	27.18	2,224,483
Qualified XXIX	775.990	34.39	26,686
Qualified XXV	51,079.262	27.10	1,384,248
Qualified XXVI	19,251.848	26.89	517,682
Qualified XXVII	1,083,123.715	34.85	37,746,861
Qualified XXVIII	109,398.236	34.74	3,800,495
Qualified XXX	82,559.763	33.96	2,803,730
Qualified XXXII	397,835.014	11.37	4,523,384
Qualified XXXIII (0.65)	2,334.193	12.05	28,127

	27,567,178.546		$637,473,415

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I
Currently payable annuity contracts:			$6,872,497
Contracts in accumulation period:
ING MAP PLUS NP11	1,267.402	$10.52	13,333
ING MAP PLUS NP13	8,973.562	10.50	94,222
ING MAP PLUS NP14	6,523.135	10.49	68,428
ING MAP PLUS NP15	91,638.303	10.48	960,369
ING MAP PLUS NP16	807.942	10.47	8,459
ING MAP PLUS NP20	9,684.477	10.43	101,009
ING MAP PLUS NP21	330.859	10.42	3,448
ING MAP PLUS NP26	1,022.557	10.37	10,604
ING MAP PLUS NP27	168.285	10.37	1,745
ING MAP PLUS NP28	1.958	10.36	20
ING MAP PLUS NP29	2,477.758	10.35	25,645
ING MAP PLUS NP30	5,140.921	10.34	53,157
ING MAP PLUS NP32	765.063	10.32	7,895
ING MAP PLUS NP6	19,143.945	10.57	202,352
ING MAP PLUS NP7	1,414.257	10.56	14,935
Qualified I	8,318.683	75.27	626,147
Qualified IX	644.989	18.36	11,842
Qualified V	333.176	19.08	6,357
Qualified VI	7,676,439.664	19.10	146,619,998
Qualified VII	90,159.520	17.75	1,600,331
Qualified VIII	11,778.563	17.57	206,949
Qualified X (1.15)	250,505.809	19.33	4,842,277
Qualified X (1.25)	1,189,673.882	19.10	22,722,771
Qualified XII (0.00)	66,078.388	12.66	836,552
Qualified XII (0.00)	81,810.592	12.52	1,024,269
Qualified XII (0.00)	212,582.654	15.55	3,305,660
Qualified XII (0.05)	95,977.438	20.21	1,939,704
Qualified XII (0.25)	166,952.997	15.26	2,547,703
Qualified XII (0.30)	216,169.764	15.20	3,285,780
Qualified XII (0.35)	158,961.135	15.14	2,406,672
Qualified XII (0.40)	5,538.128	17.32	95,920
Qualified XII (0.45)	704.175	15.03	10,584
Qualified XII (0.50)	209,025.749	15.18	3,173,011
Qualified XII (0.55)	131,319.572	14.92	1,959,288
Qualified XII (0.60)	275,164.639	14.86	4,088,947

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Intermediate Bond Portfolio - Class I (continued)
Qualified XII (0.65)	93,929.673	$14.80	$1,390,159
Qualified XII (0.70)	423,772.670	14.75	6,250,647
Qualified XII (0.75)	520,905.995	14.69	7,652,109
Qualified XII (0.80)	1,205,427.077	14.84	17,888,538
Qualified XII (0.85)	1,025,424.776	16.81	17,237,390
Qualified XII (0.90)	48,294.276	14.75	712,341
Qualified XII (0.95)	1,084,691.044	16.65	18,060,106
Qualified XII (1.00)	2,133,801.422	16.57	35,357,090
Qualified XII (1.05)	281,337.838	16.49	4,639,261
Qualified XII (1.10)	159,531.408	16.41	2,617,910
Qualified XII (1.15)	62,040.653	16.33	1,013,124
Qualified XII (1.20)	50,429.718	16.25	819,483
Qualified XII (1.25)	1,770.408	10.67	18,890
Qualified XII (1.25)	83,798.899	16.17	1,355,028
Qualified XII (1.30)	9,308.319	16.10	149,864
Qualified XII (1.35)	5,020.102	16.02	80,422
Qualified XII (1.40)	37,576.706	15.94	598,973
Qualified XII (1.45)	9,281.132	15.87	147,292
Qualified XII (1.50)	2,138.282	15.79	33,763
Qualified XIX	1,066.005	76.25	81,283
Qualified XV	17,655.092	19.62	346,393
Qualified XVI	171,390.010	18.68	3,201,565
Qualified XVII	173,477.475	19.34	3,355,054
Qualified XVIII	277,487.755	19.34	5,366,613
Qualified XX	7,810.699	75.00	585,802
Qualified XXI	31,506.181	19.82	624,453
Qualified XXIX	1,176.906	74.05	87,150
Qualified XXV	30,146.975	19.76	595,704
Qualified XXVI	30,702.494	19.60	601,769
Qualified XXVII	673,417.868	75.03	50,526,543
Qualified XXVIII	148,836.901	74.79	11,131,512
Qualified XXX	18,287.992	73.11	1,337,035
Qualified XXXII	122,767.744	10.59	1,300,110
Qualified XXXIII (0.65)	9,450.563	12.46	117,754

	19,951,160.999		$405,030,010

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I
Currently payable annuity contracts:			$627,656
Contracts in accumulation period:
Qualified I	3,704.123	$49.66	183,947
Qualified IX	1,064.039	14.28	15,194
Qualified V	11,159.755	13.89	155,009
Qualified VI	4,217,348.849	14.14	59,633,313
Qualified VII	119,533.995	14.11	1,686,625
Qualified VIII	3,533.594	13.61	48,092
Qualified X (1.15)	187,354.525	14.32	2,682,917
Qualified X (1.25)	895,093.815	14.14	12,656,627
Qualified XII (0.00)	11,478.627	10.66	122,362
Qualified XII (0.00)	12,588.857	10.78	135,708
Qualified XII (0.00)	256,424.554	12.81	3,284,799
Qualified XII (0.05)	14,250.162	14.97	213,325
Qualified XII (0.25)	140,435.317	12.57	1,765,272
Qualified XII (0.30)	133,522.078	12.52	1,671,696
Qualified XII (0.35)	15,610.248	12.47	194,660
Qualified XII (0.45)	54.300	12.38	672
Qualified XII (0.50)	61,612.963	12.45	767,081
Qualified XII (0.55)	208,749.091	12.29	2,565,526
Qualified XII (0.60)	79,187.044	12.24	969,249
Qualified XII (0.65)	105,753.685	12.19	1,289,137
Qualified XII (0.70)	791,901.883	12.15	9,621,608
Qualified XII (0.75)	649,862.445	12.10	7,863,336
Qualified XII (0.80)	1,185,620.434	12.21	14,476,426
Qualified XII (0.85)	526,675.295	13.14	6,920,513
Qualified XII (0.90)	35,203.846	12.09	425,615

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Money Market Portfolio - Class I (continued)
Qualified XII (0.95)	971,457.473	$13.02	$12,648,376
Qualified XII (1.00)	1,474,751.452	12.95	19,098,031
Qualified XII (1.05)	258,944.229	12.89	3,337,791
Qualified XII (1.10)	167,861.769	12.83	2,153,667
Qualified XII (1.15)	61,014.440	12.77	779,154
Qualified XII (1.20)	65,703.056	12.71	835,086
Qualified XII (1.25)	13,174.913	10.18	134,121
Qualified XII (1.25)	189,734.624	12.64	2,398,246
Qualified XII (1.30)	16,828.975	12.58	211,709
Qualified XII (1.35)	15,900.887	12.52	199,079
Qualified XII (1.40)	38,256.239	12.46	476,673
Qualified XII (1.45)	7,632.544	12.40	94,644
Qualified XII (1.50)	1,943.190	12.34	23,979
Qualified XIX	1,958.219	49.66	97,245
Qualified XV	5,770.012	14.53	83,838
Qualified XVI	96,206.301	13.84	1,331,495
Qualified XVII	183,324.607	14.14	2,592,210
Qualified XVIII	320,661.390	14.14	4,534,152
Qualified XX	16,378.542	48.72	797,963
Qualified XXI	20,414.646	14.68	299,687
Qualified XXIX	1,059.718	48.72	51,629
Qualified XXV	37,147.063	14.63	543,462
Qualified XXVI	26,648.722	14.52	386,939
Qualified XXVII	367,555.185	51.39	18,888,661
Qualified XXVIII	161,492.654	50.40	8,139,230
Qualified XXX	3,888.591	48.11	187,080
Qualified XXXII	34,681.497	10.15	352,017
Qualified XXXIII (0.65)	6,016.697	10.61	63,837

	14,234,131.159		$210,716,366

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

ING VP Natural Resources Trust
Contracts in accumulation period:
Qualified V	13.227	$26.81	$355
Qualified VI	889,990.653	26.39	23,486,853
Qualified VIII	1,080.914	22.86	24,710
Qualified XII (0.05)	11,123.385	27.93	310,676
Qualified XII (0.15)	4,665.343	20.40	95,173
Qualified XII (0.15)	4,804.394	20.56	98,778
Qualified XII (0.25)	58,385.867	17.71	1,034,014
Qualified XII (0.35)	2,469.980	17.58	43,422
Qualified XII (0.45)	185.567	17.45	3,238
Qualified XII (0.50)	25,289.376	18.46	466,842
Qualified XII (0.55)	25,866.775	17.31	447,754
Qualified XII (0.60)	21,379.038	17.25	368,788
Qualified XII (0.65)	8,579.023	17.18	147,388
Qualified XII (0.70)	77,475.801	17.12	1,326,386
Qualified XII (0.75)	29,630.425	17.05	505,199
Qualified XII (0.80)	233,144.328	18.58	4,331,822
Qualified XII (0.85)	95,673.792	21.22	2,030,198
Qualified XII (0.90)	6,583.975	18.44	121,409
Qualified XII (0.95)	95,267.858	21.02	2,002,530
Qualified XII (1.00)	283,136.069	20.92	5,923,207
Qualified XII (1.05)	18,055.575	20.81	375,737
Qualified XII (1.10)	16,882.368	20.72	349,803
Qualified XII (1.15)	12,370.950	20.62	255,089
Qualified XII (1.20)	6,830.149	20.52	140,155
Qualified XII (1.25)	306.246	17.61	5,393
Qualified XII (1.25)	10,616.256	20.42	216,784
Qualified XII (1.30)	537.127	20.32	10,914
Qualified XII (1.35)	1,538.771	20.22	31,114
Qualified XII (1.40)	7,783.061	20.12	156,595
Qualified XII (1.45)	222.914	20.03	4,465
Qualified XV	4,758.654	27.12	129,055
Qualified XVI	22,231.813	25.82	574,025
Qualified XVII	3,352.145	26.39	88,463
Qualified XXI	7,752.734	27.39	212,347
Qualified XXV	16,042.524	27.23	436,838
Qualified XXVI	2,471.435	26.88	66,432
Qualified XXVII	395,735.113	24.79	9,810,273
Qualified XXVIII	86,990.981	24.71	2,149,547

	2,489,224.606		$57,781,771

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Adviser Series Balanced Fund - Class S
Contracts in accumulation period:
Qualified XII (1.00)	46.423	$12.15	$564

	46.423		$564

Janus Aspen Series Balanced Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	15,203.688	$26.93	$409,435
Qualified XII (0.15)	2,222.801	12.45	27,674
Qualified XII (0.50)	88.912	17.70	1,574
Qualified XII (0.65)	15.037	16.65	250
Qualified XII (0.70)	426.390	16.58	7,070
Qualified XII (0.75)	16.025	16.52	265
Qualified XII (0.80)	29.634	17.79	527
Qualified XII (0.85)	54.455	24.92	1,357
Qualified XII (0.95)	91.442	24.68	2,257
Qualified XII (1.00)	1,190.661	24.56	29,243
Qualified XII (1.05)	348.930	24.44	8,528
Qualified XII (1.15)	6.582	24.21	159
Qualified XII (1.40)	57.894	23.63	1,368
Qualified XII (1.45)	12.500	23.52	294
Qualified XVI	314.907	26.35	8,298
Qualified XVII	367.162	26.93	9,888

	20,447.020		$508,187

Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	5,960.898	$20.57	$122,616
Qualified XII (0.55)	18.039	14.56	263
Qualified XII (0.70)	375.898	14.40	5,413
Qualified XII (0.75)	31.795	14.34	456
Qualified XII (0.80)	60.797	14.59	887
Qualified XII (0.85)	4.621	17.87	83
Qualified XII (0.95)	21.311	17.69	377
Qualified XII (1.00)	480.853	17.61	8,468
Qualified XII (1.05)	0.689	17.53	12
Qualified XII (1.15)	412.567	17.36	7,162

	7,367.468		$145,737

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	8,543.691	$18.49	$157,973
Qualified XII (0.30)	0.369	11.19	4
Qualified XII (0.50)	29.088	11.69	340
Qualified XII (0.70)	1,002.773	10.86	10,890
Qualified XII (0.75)	22.934	10.82	248
Qualified XII (0.80)	38.040	11.86	451
Qualified XII (0.85)	42.573	16.43	699
Qualified XII (0.95)	126.949	16.27	2,065
Qualified XII (1.00)	731.943	16.19	11,850
Qualified XII (1.40)	4.641	15.58	72
Qualified XVII	7.885	18.49	146
Qualified XXXIII (0.65)	8.697	9.95	87

	10,559.583		$184,825

Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	17,944.456	$23.58	$423,130
Qualified XII (0.25)	262.385	14.66	3,847
Qualified XII (0.30)	0.735	14.61	11
Qualified XII (0.50)	116.323	14.88	1,731
Qualified XII (0.55)	5.620	14.33	81
Qualified XII (0.65)	15.011	14.22	213
Qualified XII (0.70)	1,635.359	14.17	23,173
Qualified XII (0.75)	236.925	14.12	3,345
Qualified XII (0.80)	0.405	15.17	6
Qualified XII (0.85)	912.844	16.38	14,952
Qualified XII (0.95)	145.486	16.22	2,360
Qualified XII (1.00)	330.257	16.15	5,334
Qualified XII (1.10)	337.355	15.99	5,394
Qualified XII (1.15)	12.284	15.92	196
Qualified XII (1.40)	194.428	15.54	3,021
Qualified XII (1.45)	22.383	15.46	346
Qualified XVI	25.997	23.07	600
Qualified XVII	45.437	23.58	1,071

	22,243.690		$488,811

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
Contracts in accumulation period:
Qualified VI	15,176.248	$21.50	$326,289
Qualified XII (0.30)	0.253	11.06	3
Qualified XII (0.50)	28.283	12.22	346
Qualified XII (0.55)	7.507	10.85	81
Qualified XII (0.65)	14.968	10.77	161
Qualified XII (0.70)	1,888.767	10.73	20,266
Qualified XII (0.75)	185.703	10.68	1,983
Qualified XII (0.80)	10.652	12.51	133
Qualified XII (0.85)	343.276	18.29	6,279
Qualified XII (0.95)	51.258	18.12	929
Qualified XII (1.00)	696.791	18.03	12,563
Qualified XII (1.05)	148.414	17.94	2,663
Qualified XII (1.10)	82.855	17.86	1,480
Qualified XII (1.15)	13.253	17.77	236
Qualified XVII	374.238	21.50	8,046

	19,022.466		$381,458

Legg Mason Value Trust, Inc. - Primary Class
Contracts in accumulation period:
ING MAP PLUS NP20	115,246.791	$11.53	$1,328,796

	115,246.791		$1,328,796

Lord Abbett Affiliated Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	374.153	$11.37	$4,254
ING MAP PLUS NP13	37,920.941	11.36	430,782
ING MAP PLUS NP14	615.506	11.35	6,986
ING MAP PLUS NP20	4,092.374	11.28	46,162
ING MAP PLUS NP21	9,414.261	11.27	106,099
ING MAP PLUS NP22	4,936.607	11.26	55,586
ING MAP PLUS NP23	485.007	11.25	5,456
ING MAP PLUS NP24	2,081.569	11.24	23,397
ING MAP PLUS NP26	2,951.197	11.22	33,112
ING MAP PLUS NP28	2.754	11.20	31
ING MAP PLUS NP29	3,111.088	11.19	34,813

	65,985.457		$746,678

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Mid-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	12,263.933	$12.89	$158,082
ING MAP PLUS NP14	5,348.901	12.87	68,840
ING MAP PLUS NP15	1,951.646	12.85	25,079
ING MAP PLUS NP16	1,265.762	12.84	16,252
ING MAP PLUS NP17	13,019.240	12.83	167,037
ING MAP PLUS NP20	1,671.163	12.79	21,374
ING MAP PLUS NP22	2,747.120	12.77	35,081
ING MAP PLUS NP23	1,224.900	12.76	15,630
ING MAP PLUS NP24	5,144.313	12.74	65,539
ING MAP PLUS NP26	1,227.429	12.72	15,613
ING MAP PLUS NP28	7,993.709	12.70	101,520
ING MAP PLUS NP29	17.567	12.68	223
ING MAP PLUS NP30	4,800.955	12.67	60,828
ING MAP PLUS NP32	6.918	12.65	88
ING MAP PLUS NP7	1,738.727	12.95	22,517
Qualified XII (1.00)	2,922.149	15.26	44,592

	63,344.432		$818,295

Lord Abbett Small-Cap Value Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	26,839.926	$13.31	$357,239
ING MAP PLUS NP12	4,324.397	13.29	57,471
ING MAP PLUS NP14	3,452.338	13.27	45,813
ING MAP PLUS NP15	4,596.534	13.26	60,950
ING MAP PLUS NP17	10,891.784	13.23	144,098
ING MAP PLUS NP21	5,907.628	13.18	77,863
ING MAP PLUS NP23	1,204.368	13.16	15,849
ING MAP PLUS NP26	85.799	13.12	1,126
ING MAP PLUS NP27	7,577.453	13.11	99,340
ING MAP PLUS NP29	151.781	13.08	1,985
ING MAP PLUS NP30	6,658.786	13.07	87,030
ING MAP PLUS NP32	2,401.790	13.04	31,319

	74,092.584		$980,083

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
Currently payable annuity contracts:			$1,245,687
Contracts in accumulation period:
Qualified V	1,959.083	$11.45	22,432
Qualified VI	4,191,842.186	11.53	48,331,940
Qualified VIII	4,400.111	11.52	50,689
Qualified X (1.15)	180,757.714	11.58	2,093,174
Qualified X (1.25)	709,955.181	11.53	8,185,783
Qualified XII (0.25)	41,515.417	12.44	516,452
Qualified XII (0.45)	795.796	11.95	9,510
Qualified XII (0.50)	58,476.255	11.92	697,037
Qualified XII (0.55)	221,893.488	11.89	2,638,314
Qualified XII (0.60)	79,753.690	11.87	946,676
Qualified XII (0.65)	130,041.046	11.84	1,539,686
Qualified XII (0.70)	283,227.948	11.81	3,344,922
Qualified XII (0.75)	206,984.385	11.79	2,440,346
Qualified XII (0.80)	366,436.365	11.76	4,309,292
Qualified XII (0.85)	899,583.429	11.74	10,561,109
Qualified XII (0.90)	35,505.796	11.71	415,773
Qualified XII (0.95)	344,021.526	11.68	4,018,171
Qualified XII (1.00)	1,812,504.642	11.66	21,133,804
Qualified XII (1.05)	161,065.600	11.63	1,873,193
Qualified XII (1.10)	154,929.519	11.61	1,798,732
Qualified XII (1.15)	24,995.007	11.58	289,442
Qualified XII (1.20)	28,877.461	11.55	333,535
Qualified XII (1.25)	658.747	11.63	7,661
Qualified XII (1.25)	132,132.621	11.53	1,523,489
Qualified XII (1.30)	9,976.391	11.50	114,729
Qualified XII (1.35)	10,671.176	11.48	122,505
Qualified XII (1.40)	35,204.110	11.45	403,087
Qualified XII (1.45)	3,462.615	11.43	39,578
Qualified XII (1.50)	7,287.535	11.40	83,078
Qualified XV	19,447.599	11.68	227,148
Qualified XVI	104,131.038	11.40	1,187,094
Qualified XVII	17,072.925	11.53	196,851
Qualified XVIII	23,535.493	11.53	271,364
Qualified XXI	73,302.557	11.76	862,038
Qualified XXV	57,774.990	11.79	681,167
Qualified XXVI	15,939.451	11.71	186,651
Qualified XXXII	7,070.355	11.84	83,713

	10,457,189.248		$122,785,852

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
Currently payable annuity contracts:			$1,081,237
Contracts in accumulation period:
Qualified VI	2,934,710.385	$13.43	39,413,160
Qualified X (1.15)	109,823.030	13.49	1,481,513
Qualified X (1.25)	425,763.514	13.43	5,718,004
Qualified XII (0.15)	12,982.427	15.63	202,915
Qualified XII (0.30)	91,600.999	14.01	1,283,330
Qualified XII (0.35)	73,912.783	13.97	1,032,562
Qualified XII (0.50)	42,779.950	13.88	593,786
Qualified XII (0.55)	174,312.426	13.85	2,414,227
Qualified XII (0.60)	55,617.929	13.82	768,640
Qualified XII (0.65)	11,068.034	13.79	152,628
Qualified XII (0.70)	114,099.881	13.76	1,570,014
Qualified XII (0.75)	70,786.646	13.73	971,901
Qualified XII (0.80)	340,863.533	13.70	4,669,830
Qualified XII (0.85)	342,325.752	13.67	4,679,593
Qualified XII (0.90)	24,907.784	13.64	339,742
Qualified XII (0.95)	2,016,006.278	13.61	27,437,845
Qualified XII (1.00)	1,210,233.159	13.58	16,434,966
Qualified XII (1.05)	83,539.434	13.55	1,131,959
Qualified XII (1.10)	50,214.587	13.52	678,901
Qualified XII (1.15)	18,051.721	13.49	243,518
Qualified XII (1.20)	30,948.767	13.46	416,570
Qualified XII (1.25)	1,172.163	12.93	15,156
Qualified XII (1.25)	69,214.868	13.43	929,556
Qualified XII (1.30)	7,019.168	13.40	94,057
Qualified XII (1.35)	5,843.794	13.37	78,132
Qualified XII (1.40)	16,698.578	13.34	222,759
Qualified XII (1.45)	2,894.487	13.31	38,526
Qualified XII (1.50)	1,048.636	13.28	13,926
Qualified XV	10,084.021	13.61	137,244
Qualified XVI	66,219.590	13.28	879,396
Qualified XVII	7,017.719	13.43	94,248
Qualified XVIII	10,220.697	13.43	137,264
Qualified XXI	85,245.242	13.70	1,167,860
Qualified XXV	46,514.124	13.73	638,639
Qualified XXVI	15,598.416	13.64	212,762
Qualified XXVII	886,812.689	16.80	14,898,453
Qualified XXVIII	1,005,217.781	14.55	14,625,919
Qualified XXXII	11,060.192	13.52	149,534
Qualified XXXIII (0.65)	17,040.352	15.44	263,103

	10,499,471.536		$147,313,375

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Massachusetts Investors Growth Stock Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	15,482.945	$10.89	$168,609
ING MAP PLUS NP13	11,324.838	10.88	123,214
ING MAP PLUS NP14	11,625.657	10.87	126,371
ING MAP PLUS NP17	235.622	10.84	2,554
ING MAP PLUS NP22	8.770	10.79	95

	38,677.832		$420,843

MFS® Total Return Series - Initial Class
Contracts in accumulation period:
Qualified XXVII	2,858,115.532	$14.80	$42,300,110
Qualified XXVIII	2,753,512.558	14.69	40,449,099

	5,611,628.090		$82,749,209

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

New Perspective Fund® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP13	15,396.448	$12.28	$189,068
ING MAP PLUS NP14	22.957	12.27	282
ING MAP PLUS NP15	11,762.556	12.26	144,209
ING MAP PLUS NP17	6,621.958	12.23	80,987
ING MAP PLUS NP21	2,053.403	12.19	25,031
ING MAP PLUS NP23	1,459.496	12.16	17,747
ING MAP PLUS NP6	436.369	12.36	5,394
ING MAP PLUS NP7	1,899.455	12.35	23,458

	39,652.642		$486,176

New Perspective Fund® - Class R-4
Contracts in accumulation period:
Qualified VI	485,783.120	$12.44	$6,043,142
Qualified XII (0.00)	436,950.348	12.70	5,549,269
Qualified XII (0.30)	14.476	12.64	183
Qualified XII (0.40)	9,163.327	12.61	115,550
Qualified XII (0.55)	2,547.196	12.58	32,044
Qualified XII (0.60)	5,661.036	12.57	71,159
Qualified XII (0.65)	371.019	12.56	4,660
Qualified XII (0.70)	18,481.674	12.55	231,945
Qualified XII (0.75)	25,983.225	12.54	325,830
Qualified XII (0.80)	267,729.920	12.53	3,354,656
Qualified XII (0.85)	126,628.685	12.52	1,585,391
Qualified XII (0.90)	3,374.653	12.51	42,217
Qualified XII (0.95)	32,424.838	12.50	405,310
Qualified XII (1.00)	260,861.038	12.49	3,258,154
Qualified XII (1.05)	12,777.836	12.48	159,467
Qualified XII (1.10)	10,377.113	12.47	129,403
Qualified XII (1.15)	7,178.632	12.46	89,446
Qualified XII (1.20)	3,705.057	12.45	46,128
Qualified XII (1.25)	158.960	12.78	2,032
Qualified XII (1.25)	13,878.231	12.44	172,645
Qualified XII (1.35)	258.844	12.42	3,215
Qualified XII (1.40)	3,144.342	12.41	39,021
Qualified XII (1.45)	7.542	12.39	93
Qualified XVI	2,418.686	12.38	29,943
Qualified XVII	13.872	12.49	173
Qualified XXV	9.730	12.56	122
Qualified XXVII	29,908.844	11.44	342,157

	1,759,812.244		$22,033,355

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Capital Appreciation Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	2,335.855	$10.76	$25,134
ING MAP PLUS NP12	6,530.077	10.75	70,198
ING MAP PLUS NP13	3,880.281	10.74	41,674
ING MAP PLUS NP14	385.804	10.73	4,140
ING MAP PLUS NP21	12,986.985	10.66	138,441
ING MAP PLUS NP22	3,424.373	10.65	36,470

	29,543.375		$316,057

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Developing Markets Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP12	3,932.806	$18.29	$71,931
ING MAP PLUS NP13	275.386	18.27	5,031
ING MAP PLUS NP14	5,694.448	18.25	103,924
ING MAP PLUS NP15	736.525	18.23	13,427
ING MAP PLUS NP17	7,796.563	18.20	141,897
ING MAP PLUS NP19	7,306.200	18.17	132,754
ING MAP PLUS NP21	29,429.838	18.13	533,563
ING MAP PLUS NP22	6.255	18.11	113
ING MAP PLUS NP23	1,571.111	18.10	28,437
ING MAP PLUS NP24	1,969.796	18.08	35,614
ING MAP PLUS NP26	1,199.990	18.04	21,648
ING MAP PLUS NP30	5,153.858	17.98	92,666
Qualified V	159.981	39.82	6,370
Qualified VI	1,160,336.604	40.16	46,599,118
Qualified XII (0.15)	2,629.178	40.89	107,507
Qualified XII (0.50)	3,649.124	41.82	152,606
Qualified XII (0.55)	6,339.966	41.70	264,377
Qualified XII (0.60)	5,157.007	41.59	214,480
Qualified XII (0.65)	4,532.593	41.48	188,012
Qualified XII (0.70)	99,399.471	41.37	4,112,156
Qualified XII (0.75)	17,101.285	41.26	705,599
Qualified XII (0.80)	119,991.255	41.15	4,937,640
Qualified XII (0.85)	103,665.219	41.03	4,253,384
Qualified XII (0.90)	7,451.152	40.92	304,901
Qualified XII (0.95)	54,577.726	40.81	2,227,317
Qualified XII (1.00)	363,643.395	40.70	14,800,286
Qualified XII (1.05)	26,874.517	40.60	1,091,105
Qualified XII (1.10)	21,224.381	40.49	859,375
Qualified XII (1.15)	14,542.342	40.38	587,220
Qualified XII (1.20)	3,432.306	40.27	138,219
Qualified XII (1.25)	732.701	20.05	14,691
Qualified XII (1.25)	19,043.754	40.16	764,797
Qualified XII (1.30)	979.271	40.05	39,220
Qualified XII (1.35)	691.793	39.94	27,630
Qualified XII (1.40)	4,372.187	39.84	174,188
Qualified XII (1.45)	843.386	39.73	33,508
Qualified XII (1.50)	596.188	39.62	23,621
Qualified XV	189.716	40.81	7,742
Qualified XVI	18,761.558	39.62	743,333
Qualified XVII	6,275.047	40.16	252,006
Qualified XXI	3,274.108	41.15	134,730
Qualified XXV	6,817.193	41.23	281,073
Qualified XXVI	2,705.421	40.90	110,652
Qualified XXVII	1,122,703.958	26.84	30,133,374

	3,267,766.559		$115,471,242

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Global Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	3,068.573	$16.42	$50,386

	3,068.573		$50,386

Oppenheimer Main Street Fund® - Class A
Contracts in accumulation period:
ING MAP PLUS NP15	1,833.743	$11.14	$20,428
ING MAP PLUS NP17	98.692	11.11	1,096
ING MAP PLUS NP26	18.876	11.02	208

	1,951.311		$21,732

Oppenheimer Aggressive Growth Fund/VA
Currently payable annuity contracts:			$2,565

			$2,565

Oppenheimer Global Securities Fund/VA
Contracts in accumulation period:
ING MAP PLUS NP24	78.300	$12.81	$1,003
ING MAP PLUS NP30	0.059	12.74	1
Qualified VI	24,668.741	20.40	503,242
Qualified X (1.25)	808.016	20.40	16,484
Qualified XII (0.45)	2.478	21.63	54
Qualified XII (0.50)	174.236	21.61	3,765
Qualified XII (0.70)	3,396.516	21.22	72,074
Qualified XII (0.75)	256.963	21.14	5,432
Qualified XII (0.80)	577.414	21.12	12,195
Qualified XII (0.85)	330.519	21.04	6,954
Qualified XII (0.90)	60.753	20.96	1,273
Qualified XII (0.95)	25.807	20.88	539
Qualified XII (1.00)	2,523.657	20.80	52,492
Qualified XII (1.05)	18.336	20.72	380
Qualified XII (1.10)	195.349	20.64	4,032
Qualified XII (1.15)	66.150	20.56	1,360
Qualified XII (1.40)	212.302	20.17	4,282
Qualified XVI	337.359	20.01	6,751
Qualified XVII	918.571	20.40	18,739
Qualified XXXIII (0.65)	10.637	14.84	158

	34,662.163		$711,210

Oppenheimer Main Street Fund®/VA
Currently payable annuity contracts:			$40,625

			$40,625

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Main Street Small Cap Fund®/VA
Contracts in accumulation period:
Qualified VI	52,200.671	$11.72	$611,792
Qualified X (1.15)	591.804	13.37	7,912
Qualified X (1.25)	6,650.821	13.36	88,855
Qualified XII (0.15)	1,259.330	11.81	14,873
Qualified XII (0.50)	218.104	11.78	2,569
Qualified XII (0.55)	1,188.912	11.78	14,005
Qualified XII (0.60)	1,917.938	11.78	22,593
Qualified XII (0.70)	1,038.869	11.77	12,227
Qualified XII (0.75)	1.173	11.76	14
Qualified XII (0.85)	1,704.372	11.76	20,043
Qualified XII (0.90)	89.703	11.75	1,054
Qualified XII (0.95)	1,096.967	11.75	12,889
Qualified XII (1.00)	10,296.990	11.74	120,887
Qualified XII (1.05)	107.422	11.74	1,261
Qualified XII (1.10)	165.296	11.74	1,941
Qualified XII (1.15)	997.952	11.73	11,706
Qualified XII (1.20)	5.327	11.73	62
Qualified XII (1.25)	173.806	11.72	2,037
Qualified XII (1.35)	1,516.513	11.72	17,774
Qualified XII (1.40)	43.962	11.71	515
Qualified XVI	6,585.762	11.70	77,053
Qualified XVIII	272.211	13.40	3,648
Qualified XXI	17.653	11.76	208
Qualified XXV	485.237	11.76	5,706

	88,626.795		$1,051,624

Oppenheimer Strategic Bond Fund/VA
Contracts in accumulation period:
Qualified VI	4,444.882	$14.20	$63,117
Qualified X (1.25)	176.232	14.20	2,502
Qualified XII (0.45)	3.117	15.10	47
Qualified XII (0.55)	8.402	14.99	126
Qualified XII (0.65)	0.303	14.88	5
Qualified XII (0.70)	3,714.224	14.82	55,045
Qualified XII (0.75)	20.917	14.76	309
Qualified XII (0.85)	234.124	14.64	3,428
Qualified XII (1.00)	1,921.040	14.47	27,797
Qualified XII (1.05)	58.734	14.42	847
Qualified XII (1.45)	20.111	13.98	281

	10,602.086		$153,504

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pax World Balanced Fund
Contracts in accumulation period:
ING MAP PLUS NP12	7.694	$11.62	$89
ING MAP PLUS NP13	823.353	11.61	9,559
ING MAP PLUS NP14	1,363.324	11.60	15,815
ING MAP PLUS NP15	1,796.558	11.59	20,822
ING MAP PLUS NP16	948.338	11.58	10,982
ING MAP PLUS NP17	266.750	11.57	3,086
ING MAP PLUS NP21	6,495.483	11.52	74,828
ING MAP PLUS NP23	1,385.560	11.50	15,934
ING MAP PLUS NP30	71.878	11.43	822
Qualified V	260.117	10.90	2,835
Qualified VI	1,286,152.930	10.99	14,134,821
Qualified XII (0.00)	1,283,233.780	11.76	15,090,829
Qualified XII (0.55)	804.858	11.42	9,191
Qualified XII (0.60)	2,315.822	11.39	26,377
Qualified XII (0.65)	240.298	11.36	2,730
Qualified XII (0.70)	192,280.842	11.32	2,176,619
Qualified XII (0.75)	112,406.334	11.29	1,269,068
Qualified XII (0.80)	62,798.458	11.26	707,111
Qualified XII (0.85)	136,795.440	11.23	1,536,213
Qualified XII (0.90)	957.437	11.20	10,723
Qualified XII (0.95)	36,703.531	11.17	409,978
Qualified XII (1.00)	806,136.551	11.14	8,980,361
Qualified XII (1.05)	87,926.137	11.11	976,859
Qualified XII (1.10)	5,787.035	11.08	64,120
Qualified XII (1.15)	15,096.258	11.05	166,814
Qualified XII (1.20)	8,649.908	11.02	95,322
Qualified XII (1.25)	291.454	11.76	3,428
Qualified XII (1.25)	30,553.451	10.99	335,782
Qualified XII (1.30)	1,215.514	10.96	13,322
Qualified XII (1.35)	864.285	10.93	9,447
Qualified XII (1.40)	3,503.940	10.91	38,228
Qualified XII (1.45)	450.611	10.88	4,903
Qualified XII (1.50)	2.281	10.85	25
Qualified XVI	13,588.174	10.85	147,432
Qualified XVII	2,641.125	10.99	29,026
Qualified XXI	254.575	11.26	2,867
Qualified XXVI	142.612	11.20	1,597
Qualified XXVII	712,292.577	11.17	7,956,308

	4,817,505.273		$54,354,273

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

PIMCO Real Return Portfolio - Admin Class
Contracts in accumulation period:
Qualified VI	794,167.794	$10.87	$8,632,604
Qualified X (1.15)	5,572.324	10.53	58,677
Qualified X (1.25)	35,562.577	10.52	374,118
Qualified XII (0.00)	6,689.202	11.10	74,250
Qualified XII (0.40)	1,596.937	11.03	17,614
Qualified XII (0.50)	54.519	11.01	600
Qualified XII (0.55)	573.782	11.00	6,312
Qualified XII (0.60)	562.477	10.99	6,182
Qualified XII (0.65)	229.182	10.98	2,516
Qualified XII (0.70)	76,172.759	10.97	835,615
Qualified XII (0.75)	8,155.120	10.96	89,380
Qualified XII (0.80)	135,357.425	10.95	1,482,164
Qualified XII (0.85)	73,154.154	10.94	800,306
Qualified XII (0.90)	4,240.525	10.93	46,349
Qualified XII (0.95)	68,440.007	10.93	748,049
Qualified XII (1.00)	765,439.523	10.92	8,358,600
Qualified XII (1.05)	20,395.517	10.91	222,515
Qualified XII (1.10)	26,077.555	10.90	284,245
Qualified XII (1.15)	11,316.040	10.89	123,232
Qualified XII (1.20)	5,608.253	10.88	61,018
Qualified XII (1.25)	527.129	10.66	5,619
Qualified XII (1.25)	27,019.817	10.87	293,705
Qualified XII (1.30)	922.366	10.86	10,017
Qualified XII (1.35)	2,712.086	10.85	29,426
Qualified XII (1.40)	4,040.375	10.84	43,798
Qualified XII (1.45)	557.918	10.83	6,042
Qualified XII (1.50)	318.730	10.83	3,452
Qualified XVI	18,534.153	10.83	200,725
Qualified XXI	1,689.064	10.95	18,495
Qualified XXV	713.429	10.98	7,833
Qualified XXXII	8.152	10.52	86

	2,096,408.891		$22,843,544

Pioneer Fund - Class A
Contracts in accumulation period:
Qualified XII (1.00)	1,881.421	$13.24	$24,910

	1,881.421		$24,910

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer High Yield Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP10	18,812.280	$10.65	$200,351
ING MAP PLUS NP12	1,540.017	10.63	16,370
ING MAP PLUS NP13	2,621.276	10.62	27,838
ING MAP PLUS NP14	15,956.270	10.61	169,296
ING MAP PLUS NP15	1,646.791	10.60	17,456
ING MAP PLUS NP16	9.865	10.59	104
ING MAP PLUS NP17	3,755.077	10.58	39,729
ING MAP PLUS NP19	2,468.686	10.56	26,069
ING MAP PLUS NP20	617.955	10.55	6,519
ING MAP PLUS NP21	14,199.576	10.54	149,664
ING MAP PLUS NP23	403.592	10.52	4,246
ING MAP PLUS NP24	3,009.942	10.51	31,634
ING MAP PLUS NP26	4.643	10.49	49
ING MAP PLUS NP28	43.372	10.47	454
ING MAP PLUS NP29	1,513.641	10.46	15,833
ING MAP PLUS NP30	837.066	10.45	8,747
ING MAP PLUS NP32	8.283	10.43	86
ING MAP PLUS NP6	2,566.371	10.69	27,435

	70,014.703		$741,880

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Equity Income VCT Portfolio - Class I
Currently payable annuity contracts:			$2,025,626
Contracts in accumulation period:
ING MAP PLUS NP21	4,479.181	$11.82	52,944
ING MAP PLUS NP23	737.885	11.80	8,707
ING MAP PLUS NP26	805.112	11.77	9,476
Qualified VI	1,828,424.924	11.61	21,228,013
Qualified VIII	4,447.921	11.60	51,596
Qualified X (1.15)	87,153.397	11.66	1,016,209
Qualified X (1.25)	258,105.271	11.61	2,996,602
Qualified XII (0.25)	7,263.315	12.44	90,356
Qualified XII (0.30)	83,760.206	12.11	1,014,336
Qualified XII (0.35)	11,443.933	12.08	138,243
Qualified XII (0.50)	41,273.693	12.00	495,284
Qualified XII (0.55)	90,151.968	11.98	1,080,021
Qualified XII (0.60)	17,367.453	11.95	207,541
Qualified XII (0.65)	68,452.216	11.92	815,950
Qualified XII (0.70)	133,781.607	11.90	1,592,001
Qualified XII (0.75)	185,544.030	11.87	2,202,408
Qualified XII (0.80)	816,401.696	11.84	9,666,196
Qualified XII (0.85)	212,647.271	11.82	2,513,491
Qualified XII (0.90)	12,252.581	11.79	144,458
Qualified XII (0.95)	148,264.506	11.76	1,743,591
Qualified XII (1.00)	675,773.339	11.74	7,933,579
Qualified XII (1.05)	56,562.852	11.71	662,351
Qualified XII (1.10)	16,203.883	11.69	189,423
Qualified XII (1.15)	55,241.795	11.66	644,119
Qualified XII (1.20)	9,136.065	11.63	106,252
Qualified XII (1.25)	36,629.464	11.61	425,268
Qualified XII (1.30)	3,834.439	11.58	44,403
Qualified XII (1.35)	1,974.799	11.56	22,829
Qualified XII (1.40)	9,701.842	11.53	111,862
Qualified XII (1.45)	2,093.505	11.51	24,096
Qualified XII (1.50)	743.378	11.48	8,534
Qualified XV	5,921.847	11.76	69,641
Qualified XVI	27,118.693	11.48	311,323
Qualified XVII	14,600.679	11.61	169,514
Qualified XVIII	11,058.626	11.61	128,391
Qualified XXI	25,320.970	11.84	299,800
Qualified XXV	25,852.164	11.87	306,865
Qualified XXVI	14,041.904	11.79	165,554
Qualified XXVII	596,606.622	14.64	8,734,321
Qualified XXXII	4,818.538	12.45	59,991
Qualified XXXIII (0.65)	33,925.256	12.28	416,602

	5,639,918.826		$69,927,767

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Fund VCT Portfolio - Class I
Currently payable annuity contracts:			$163,207
Contracts in accumulation period:
ING MAP PLUS NP11	183.589	$11.52	2,115
ING MAP PLUS NP14	1,057.810	11.49	12,154
ING MAP PLUS NP15	1,874.711	11.47	21,503
Qualified VI	146,396.813	10.61	1,553,270
Qualified X (1.15)	21,679.489	10.65	230,887
Qualified X (1.25)	34,360.062	10.61	364,560
Qualified XII (0.25)	4.274	11.51	49
Qualified XII (0.55)	2,589.110	10.94	28,325
Qualified XII (0.60)	45.906	10.92	501
Qualified XII (0.65)	30,148.135	10.89	328,313
Qualified XII (0.70)	21,793.574	10.87	236,896
Qualified XII (0.75)	2,112.074	10.85	22,916
Qualified XII (0.80)	36,266.457	10.82	392,403
Qualified XII (0.85)	25,359.636	10.80	273,884
Qualified XII (0.90)	2,097.538	10.77	22,590
Qualified XII (0.95)	31,782.111	10.75	341,658
Qualified XII (1.00)	22,405.967	10.73	240,416
Qualified XII (1.05)	5,590.714	10.70	59,821
Qualified XII (1.10)	2,174.737	10.68	23,226
Qualified XII (1.15)	7,026.982	10.65	74,837
Qualified XII (1.20)	3,028.387	10.63	32,192
Qualified XII (1.25)	3,555.358	10.61	37,722
Qualified XII (1.35)	39.302	10.56	415
Qualified XII (1.40)	692.448	10.54	7,298
Qualified XII (1.45)	176.442	10.51	1,854
Qualified XII (1.50)	9.709	10.49	102
Qualified XV	4.218	10.75	45
Qualified XVI	3,395.882	10.49	35,623
Qualified XVII	1,736.581	10.61	18,425
Qualified XXI	1,195.849	10.82	12,939
Qualified XXV	705.705	10.85	7,657
Qualified XXVI	9.946	10.77	107

	409,499.516		$4,547,910

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer High Yield VCT Portfolio - Class I
Contracts in accumulation period:
Qualified V	129.980	$10.69	$1,389
Qualified VI	227,325.209	10.72	2,436,926
Qualified X (1.15)	7,732.773	10.79	83,437
Qualified X (1.25)	14,488.319	10.77	156,039
Qualified XII (0.00)	5,710.691	10.94	62,475
Qualified XII (0.40)	128.784	10.87	1,400
Qualified XII (0.50)	31.198	10.85	339
Qualified XII (0.55)	497.406	10.84	5,392
Qualified XII (0.60)	802.340	10.83	8,689
Qualified XII (0.65)	263.209	10.83	2,851
Qualified XII (0.70)	17,784.517	10.82	192,428
Qualified XII (0.75)	1,653.657	10.81	17,876
Qualified XII (0.80)	6,749.498	10.80	72,895
Qualified XII (0.85)	38,115.917	10.79	411,271
Qualified XII (0.90)	1,402.263	10.78	15,116
Qualified XII (0.95)	18,324.825	10.77	197,358
Qualified XII (1.00)	270,642.114	10.76	2,912,109
Qualified XII (1.05)	10,595.766	10.75	113,904
Qualified XII (1.10)	1,440.725	10.74	15,473
Qualified XII (1.15)	2,133.647	10.74	22,915
Qualified XII (1.20)	381.436	10.73	4,093
Qualified XII (1.25)	8,221.260	10.72	88,132
Qualified XII (1.35)	125.699	10.70	1,345
Qualified XII (1.40)	2,008.501	10.69	21,471
Qualified XII (1.45)	45.393	10.68	485
Qualified XII (1.50)	100.918	10.67	1,077
Qualified XVI	8,195.322	10.67	87,444
Qualified XVIII	63.877	10.81	691
Qualified XXI	1,227.303	10.80	13,255
Qualified XXXII	67.827	10.77	731

	646,390.374		$6,949,006

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Pioneer Mid Cap Value VCT Portfolio - Class I
Currently payable annuity contracts:			$996,275
Contracts in accumulation period:
ING MAP PLUS NP13	524.366	$12.55	6,581
ING MAP PLUS NP15	4,243.787	12.52	53,132
ING MAP PLUS NP21	133.959	12.45	1,668
ING MAP PLUS NP23	21.722	12.43	270
ING MAP PLUS NP26	242.450	12.39	3,004
ING MAP PLUS NP6	2.573	12.63	33
Qualified V	189.506	15.13	2,867
Qualified VI	1,780,749.068	15.24	27,138,616
Qualified X (1.15)	55,570.387	15.31	850,783
Qualified X (1.25)	148,626.451	15.24	2,265,067
Qualified XII (0.00)	23,792.503	16.11	383,297
Qualified XII (0.15)	3,074.514	16.12	49,561
Qualified XII (0.40)	9,966.836	15.83	157,775
Qualified XII (0.50)	27,385.383	15.75	431,320
Qualified XII (0.55)	29,772.087	15.72	468,017
Qualified XII (0.60)	29,229.333	15.68	458,316
Qualified XII (0.65)	67,909.736	15.65	1,062,787
Qualified XII (0.70)	57,320.366	15.62	895,344
Qualified XII (0.75)	149,201.974	15.58	2,324,567
Qualified XII (0.80)	814,084.173	15.55	12,659,009
Qualified XII (0.85)	153,335.189	15.51	2,378,229
Qualified XII (0.90)	16,735.610	15.48	259,067
Qualified XII (0.95)	99,041.847	15.44	1,529,206
Qualified XII (1.00)	800,190.974	15.41	12,330,943
Qualified XII (1.05)	46,118.465	15.37	708,841
Qualified XII (1.10)	33,521.965	15.34	514,227
Qualified XII (1.15)	13,974.052	15.31	213,943
Qualified XII (1.20)	10,670.731	15.27	162,942
Qualified XII (1.25)	41,298.306	15.24	629,386
Qualified XII (1.30)	5,657.041	15.20	85,987
Qualified XII (1.35)	1,621.802	15.17	24,603
Qualified XII (1.40)	11,499.393	15.14	174,101
Qualified XII (1.45)	5,434.965	15.10	82,068
Qualified XII (1.50)	108.242	15.07	1,631
Qualified XV	5,310.725	15.44	81,998
Qualified XVI	55,547.322	15.07	837,098
Qualified XVII	2,509.289	15.24	38,242
Qualified XVIII	4,033.983	15.24	61,478
Qualified XXI	16,469.525	15.55	256,101
Qualified XXV	9,391.479	15.58	146,319
Qualified XXVI	23,355.096	15.48	361,537
Qualified XXVII	356,627.344	17.38	6,198,183
Qualified XXXII	7,277.137	13.20	96,058
Qualified XXXIII (0.65)	5,634.741	15.92	89,705

	4,927,406.397		$77,470,182

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Scudder Equity 500 Index Fund - Investment
Contracts in accumulation period:
Qualified XII (1.00)	5,196.996	$12.79	$66,470

	5,196.996		$66,470

T. Rowe Price Mid-Cap Value Fund - R Class
Contracts in accumulation period:
ING MAP PLUS NP11	1,442.376	$12.42	$17,914
ING MAP PLUS NP12	187.519	12.41	2,327
ING MAP PLUS NP13	6,374.483	12.39	78,980
ING MAP PLUS NP14	6,271.416	12.38	77,640
ING MAP PLUS NP15	13,005.390	12.37	160,877
ING MAP PLUS NP19	5,555.161	12.32	68,440
ING MAP PLUS NP21	11,378.424	12.30	139,955
ING MAP PLUS NP26	525.370	12.24	6,431
ING MAP PLUS NP27	18,040.966	12.23	220,641
ING MAP PLUS NP30	126.597	12.20	1,544

	62,907.702		$774,749

Templeton Foreign Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	13,384.345	$12.59	$168,509
ING MAP PLUS NP12	7,802.714	12.58	98,158
ING MAP PLUS NP13	9,207.574	12.57	115,739
ING MAP PLUS NP14	5,931.606	12.55	74,442
ING MAP PLUS NP20	1,388.502	12.48	17,329
ING MAP PLUS NP21	2,394.746	12.47	29,862
ING MAP PLUS NP22	1,124.085	12.46	14,006
ING MAP PLUS NP24	796.448	12.43	9,900
ING MAP PLUS NP26	310.207	12.41	3,850
ING MAP PLUS NP28	7,672.510	12.39	95,062
ING MAP PLUS NP29	27.351	12.38	339
ING MAP PLUS NP30	819.980	12.36	10,135

	50,860.068		$637,331

Templeton Growth Fund, Inc. - Class A
Contracts in accumulation period:
ING MAP PLUS NP13	18,113.087	$12.15	$220,074
ING MAP PLUS NP15	857.813	12.13	10,405
ING MAP PLUS NP17	105.398	12.10	1,275
ING MAP PLUS NP19	2,134.923	12.08	25,790
ING MAP PLUS NP21	5,547.344	12.06	66,901
ING MAP PLUS NP22	906.685	12.05	10,926
ING MAP PLUS NP24	2,969.264	12.02	35,691
ING MAP PLUS NP28	6.851	11.98	82

	30,641.365		$371,144

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Templeton Global Bond Fund - Class A
Contracts in accumulation period:
Qualified V	17,659.051	$11.08	$195,662
Qualified VI	643,749.407	11.11	7,152,056
Qualified XII (0.50)	67.916	16.96	1,152
Qualified XII (0.55)	1,361.440	16.92	23,036
Qualified XII (0.60)	3,653.738	16.88	61,675
Qualified XII (0.65)	474.337	16.85	7,993
Qualified XII (0.70)	38,202.504	16.81	642,184
Qualified XII (0.75)	3,353.008	16.77	56,230
Qualified XII (0.80)	48,097.375	16.73	804,669
Qualified XII (0.85)	47,660.049	11.19	533,316
Qualified XII (0.90)	4,883.621	16.66	81,361
Qualified XII (0.95)	48,350.045	11.17	540,070
Qualified XII (1.00)	386,507.141	11.16	4,313,420
Qualified XII (1.05)	20,251.624	11.15	225,806
Qualified XII (1.10)	8,303.408	11.14	92,500
Qualified XII (1.15)	10,087.730	11.13	112,276
Qualified XII (1.20)	2,886.866	11.12	32,102
Qualified XII (1.25)	20,639.959	11.11	229,310
Qualified XII (1.30)	598.776	11.10	6,646
Qualified XII (1.35)	80.232	11.10	891
Qualified XII (1.40)	3,082.327	11.09	34,183
Qualified XII (1.45)	486.974	11.08	5,396
Qualified XII (1.50)	525.739	11.07	5,820
Qualified XVI	13,006.388	11.07	143,981
Qualified XVII	1,128.749	11.16	12,597
Qualified XXI	1,678.864	11.20	18,803
Qualified XXV	719.240	11.22	8,070

	1,327,496.508		$15,341,205

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	24,463.877	$12.28	$300,416
ING MAP PLUS NP12	8,573.902	12.27	105,202
ING MAP PLUS NP13	78,438.870	12.26	961,661
ING MAP PLUS NP14	38,221.493	12.24	467,831
ING MAP PLUS NP15	45,921.250	12.23	561,617
ING MAP PLUS NP17	23,142.176	12.21	282,566
ING MAP PLUS NP19	11,028.198	12.19	134,434
ING MAP PLUS NP20	4,046.940	12.17	49,251
ING MAP PLUS NP21	18,983.694	12.16	230,842
ING MAP PLUS NP22	1,153.644	12.15	14,017
ING MAP PLUS NP23	2,181.407	12.14	26,482
ING MAP PLUS NP24	10,565.143	12.13	128,155
ING MAP PLUS NP26	1,388.052	12.11	16,809
ING MAP PLUS NP27	13,009.620	12.09	157,286
ING MAP PLUS NP28	14,688.485	12.08	177,437
ING MAP PLUS NP29	373.524	12.07	4,508
ING MAP PLUS NP30	10,085.801	12.06	121,635
ING MAP PLUS NP32	1,860.323	12.04	22,398
ING MAP PLUS NP6	8,740.260	12.34	107,855
ING MAP PLUS NP7	1,919.487	12.33	23,667

	318,786.146		$3,894,069

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Growth Fund of America® - Class R-4
Contracts in accumulation period:
Qualified V	4,059.849	$12.17	$49,408
Qualified VI	3,419,375.118	12.20	41,716,376
Qualified XII (0.00)	1,263,830.231	12.46	15,747,325
Qualified XII (0.30)	14.657	12.40	182
Qualified XII (0.35)	409.227	12.39	5,070
Qualified XII (0.40)	9,288.859	12.38	114,996
Qualified XII (0.50)	1,176.374	12.36	14,540
Qualified XII (0.55)	21,899.555	12.35	270,460
Qualified XII (0.60)	29,025.417	12.34	358,174
Qualified XII (0.65)	9,507.215	12.32	117,129
Qualified XII (0.70)	262,096.803	12.31	3,226,412
Qualified XII (0.75)	205,277.809	12.30	2,524,917
Qualified XII (0.80)	2,745,616.435	12.29	33,743,626
Qualified XII (0.85)	450,471.239	12.28	5,531,787
Qualified XII (0.90)	18,307.347	12.27	224,631
Qualified XII (0.95)	149,623.445	12.26	1,834,383
Qualified XII (1.00)	2,248,399.524	12.25	27,542,894
Qualified XII (1.05)	184,670.371	12.24	2,260,365
Qualified XII (1.10)	70,504.187	12.23	862,266
Qualified XII (1.15)	32,997.960	12.22	403,235
Qualified XII (1.20)	26,926.373	12.21	328,771
Qualified XII (1.25)	1,195.785	12.54	14,995
Qualified XII (1.25)	98,046.813	12.20	1,196,171
Qualified XII (1.30)	954.215	12.19	11,632
Qualified XII (1.35)	1,060.961	12.18	12,923
Qualified XII (1.40)	10,986.613	12.17	133,707
Qualified XII (1.45)	3,168.845	12.16	38,533
Qualified XII (1.50)	1,482.429	12.15	18,012
Qualified XVI	42,601.194	12.15	517,605
Qualified XVII	19,192.406	12.25	235,107
Qualified XXI	2,389.617	12.29	29,368
Qualified XXV	2,299.176	12.32	28,326
Qualified XXVI	1,715.678	12.30	21,103
Qualified XXVII	510,995.341	11.74	5,999,085

	11,849,567.068		$145,133,514

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

The Income Fund of America® - Class R-3
ING MAP PLUS NP10	2,996.086	$11.35	$34,006
ING MAP PLUS NP14	1,906.539	11.31	21,563
ING MAP PLUS NP17	28.522	11.28	322
ING MAP PLUS NP19	1,015.273	11.25	11,422
ING MAP PLUS NP20	5,288.111	11.24	59,438
ING MAP PLUS NP21	5,704.206	11.23	64,058
ING MAP PLUS NP26	3,742.238	11.18	41,838
ING MAP PLUS NP28	25.833	11.16	288
ING MAP PLUS NP30	3,526.235	11.14	39,282
ING MAP PLUS NP7	2,035.558	11.38	23,165

	26,268.601		$295,382

UBS U.S. Small Cap Growth Fund - Class A
Contracts in accumulation period:
ING MAP PLUS NP11	6,169.208	$11.30	$69,712
ING MAP PLUS NP17	274.739	11.24	3,088
ING MAP PLUS NP21	5.753	11.20	64

	6,449.700		$72,864

Diversified Value Portfolio
Contracts in accumulation period:
ING MAP PLUS NP14	5,110.393	$12.25	$62,602
ING MAP PLUS NP30	15.194	12.09	184

	5,125.587		$62,786

Equity Income Portfolio
Contracts in accumulation period:
ING MAP PLUS NP11	20,239.371	$11.57	$234,170
ING MAP PLUS NP22	464.700	11.46	5,325
ING MAP PLUS NP30	13.746	11.39	157

	20,717.817		$239,652

Small Company Growth Portfolio
Contracts in accumulation period:
ING MAP PLUS NP14	14.775	$11.72	$173
ING MAP PLUS NP30	6.056	11.57	70

	20.831		$243

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger Select
Contracts in accumulation period:
Qualified VI	202,099.827	$12.45	$2,516,143
Qualified X (1.15)	2,663.897	12.94	34,471
Qualified X (1.25)	8,289.695	12.93	107,186
Qualified XII (0.60)	1,002.793	12.58	12,615
Qualified XII (0.65)	14,776.267	12.57	185,738
Qualified XII (0.70)	14,624.238	12.56	183,680
Qualified XII (0.75)	2,891.587	12.55	36,289
Qualified XII (0.80)	15,718.598	12.54	197,111
Qualified XII (0.85)	44,021.205	12.53	551,586
Qualified XII (0.90)	2,251.301	12.52	28,186
Qualified XII (0.95)	20,440.408	12.51	255,710
Qualified XII (1.00)	181,405.927	12.50	2,267,574
Qualified XII (1.05)	22,351.338	12.49	279,168
Qualified XII (1.10)	5,489.317	12.48	68,507
Qualified XII (1.15)	2,968.199	12.47	37,013
Qualified XII (1.20)	1,557.789	12.46	19,410
Qualified XII (1.25)	8,047.790	12.45	100,195
Qualified XII (1.35)	4.953	12.43	62
Qualified XII (1.40)	1,280.687	12.42	15,906
Qualified XII (1.50)	925.446	12.40	11,476
Qualified XVI	4,003.474	12.40	49,643
Qualified XVII	15.008	12.50	188
Qualified XXI	21.458	12.54	269
Qualified XXXII	2,097.414	12.93	27,120

	558,948.616		$6,985,246

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Wanger U.S. Smaller Companies
Contracts in accumulation period:
Qualified VI	304,342.787	$12.72	$3,871,240
Qualified X (1.15)	2,189.492	13.34	29,208
Qualified X (1.25)	11,120.966	13.32	148,131
Qualified XII (0.00)	667.515	12.98	8,664
Qualified XII (0.00)	18,810.924	12.98	244,166
Qualified XII (0.50)	1.554	12.88	20
Qualified XII (0.55)	1,955.771	12.87	25,171
Qualified XII (0.60)	3,773.214	12.85	48,486
Qualified XII (0.65)	64.779	12.84	832
Qualified XII (0.70)	20,204.667	12.83	259,226
Qualified XII (0.75)	21,027.242	12.82	269,569
Qualified XII (0.80)	10,144.769	12.81	129,954
Qualified XII (0.85)	76,525.291	12.80	979,524
Qualified XII (0.90)	1,068.676	12.79	13,668
Qualified XII (0.95)	19,923.977	12.78	254,628
Qualified XII (1.00)	183,269.718	12.77	2,340,354
Qualified XII (1.05)	5,276.832	12.76	67,332
Qualified XII (1.10)	12,348.150	12.75	157,439
Qualified XII (1.15)	1,261.146	12.74	16,067
Qualified XII (1.20)	2,035.746	12.73	25,915
Qualified XII (1.25)	913.409	12.93	11,810
Qualified XII (1.25)	8,700.076	12.72	110,665
Qualified XII (1.30)	186.369	12.71	2,369
Qualified XII (1.35)	166.573	12.69	2,114
Qualified XII (1.40)	4,359.871	12.68	55,283
Qualified XII (1.45)	13.523	12.67	171
Qualified XII (1.50)	941.478	12.66	11,919
Qualified XVI	8,400.122	12.66	106,346
Qualified XXI	4,277.630	12.81	54,796
Qualified XXV	942.542	12.84	12,102

	724,914.809		$9,257,169

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Washington Mutual Investors FundSM - Class R-3
Contracts in accumulation period:
ING MAP PLUS NP11	28,244.693	$11.03	$311,539
ING MAP PLUS NP12	16,633.026	11.02	183,296
ING MAP PLUS NP13	31,321.385	11.01	344,848
ING MAP PLUS NP14	24,537.069	11.00	269,908
ING MAP PLUS NP15	34,428.486	10.99	378,369
ING MAP PLUS NP17	13,066.155	10.97	143,336
ING MAP PLUS NP19	7,004.414	10.95	76,698
ING MAP PLUS NP23	1,015.390	10.91	11,078
ING MAP PLUS NP24	2,601.457	10.90	28,356
ING MAP PLUS NP26	576.426	10.88	6,272
ING MAP PLUS NP27	20,468.985	10.87	222,498
ING MAP PLUS NP28	14.573	10.86	158
ING MAP PLUS NP29	1,849.036	10.85	20,062
ING MAP PLUS NP30	6,725.602	10.84	72,906
ING MAP PLUS NP32	4,796.003	10.81	51,845
ING MAP PLUS NP6	1,580.583	11.09	17,529
ING MAP PLUS NP7	3,478.921	11.08	38,546

	198,342.204		$2,177,244

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Washington Mutual Investors FundSM - Class R-4
Contracts in accumulation period:
Qualified V	2,208.953	$11.03	$24,365
Qualified VI	2,104,723.980	11.05	23,257,200
Qualified XII (0.00)	16.721	11.28	189
Qualified XII (0.40)	499.979	11.21	5,605
Qualified XII (0.50)	17.856	11.19	200
Qualified XII (0.55)	9,955.429	11.18	111,302
Qualified XII (0.60)	12,891.088	11.18	144,122
Qualified XII (0.65)	501.204	11.17	5,598
Qualified XII (0.70)	84,393.075	11.16	941,827
Qualified XII (0.75)	103,341.571	11.15	1,152,259
Qualified XII (0.80)	1,622,664.059	11.14	18,076,478
Qualified XII (0.85)	250,555.783	11.13	2,788,686
Qualified XII (0.90)	12,260.978	11.12	136,342
Qualified XII (0.95)	106,749.246	11.11	1,185,984
Qualified XII (1.00)	1,100,846.414	11.10	12,219,395
Qualified XII (1.05)	68,544.344	11.09	760,157
Qualified XII (1.10)	48,482.274	11.08	537,184
Qualified XII (1.15)	20,787.213	11.07	230,114
Qualified XII (1.20)	13,612.890	11.06	150,559
Qualified XII (1.25)	1,274.158	11.29	14,385
Qualified XII (1.25)	72,248.460	11.05	798,345
Qualified XII (1.35)	2,756.647	11.04	30,433
Qualified XII (1.40)	10,000.273	11.03	110,303
Qualified XII (1.45)	2,306.861	11.02	25,422
Qualified XII (1.50)	568.617	11.01	6,260
Qualified XVI	30,713.568	11.01	338,156
Qualified XVII	29,565.778	11.10	328,180
Qualified XXI	828.937	11.14	9,234
Qualified XXV	1,061.765	11.16	11,849
Qualified XXVII	271,058.088	10.60	2,873,216

	5,985,436.209		$66,273,349

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

ING MAP PLUS

Group contracts issued in connection with ING MAP Plus NP, shown separately for differing daily asset charges.

Qualified I

Individual Contracts issued prior to May 1, 1975 in connection with “Qualified Corporate Retirement Plans” established pursuant to Section 401 of the Internal Revenue Code (“Code”); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with “H.R. 10 Plans” established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

Qualified V

Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with “Optional Retirement Plans” established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

Qualified VI

Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

Qualified VII

Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

Qualified VIII

Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

Qualified IX

Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Qualified X

Individual retirement annuity and Simplified Employee Pension (“SEP”) plans issued or converted to ACES, an administrative system.

Qualified XII

Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

Qualified XV

Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

Qualified XVI

Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

Qualified XVII

Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XVIII

Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XIX

Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Qualified XX

Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

Qualified XXI

Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

Qualified XXII

Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

Qualified XXV

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVI

Group Contracts issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

Qualified XXVII

Group Contracts issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXVIII

Group Contracts issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

Qualified XXIX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Qualified XXX

Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975, group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

Qualified XXXI

Group Contracts issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

Qualified XXXII

Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

Qualified XXXIII

Group Contracts issued in connection with Multiple Sponsored Retirement Options product at 0.40 and 0.65 basis points.

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

9.	Financial Highlights

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2005, 2004, 2003, 2002 and 2001, follows:

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM Mid Cap Core Equity Fund - Class A
2005	16	$11.62 to $13.52	$188	—%	0.65% to 1.60%	5.73% to 6.77%
2004	18	$10.99 to $11.08	196	(d)	0.65% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
AIM Small Cap Growth Fund - Class A
2005	1	$11.49	8	25.00	1.00%	7.18%
2004	—	$10.72	—	(d)	1.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
AIM Global Health Care Fund - Investor Class
2005	2	$30.81 to $30.93	68	(e)	0.90% to 1.65%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
AIM V.I. Capital Appreciation Fund - Series I Shares
2005	2,001	$6.22 to $11.61	19,374	0.06	0.00% to 1.50%	0.10% to 8.80%
2004	2,282	$5.77 to $10.80	20,524	—	0.00% to 1.50%	4.97% to 14.62%
2003	2,409	$5.47 to $10.25	20,562	—	0.25% to 1.50%	27.54% to 29.11%
2002	2,288	$4.26 to $7.11	15,302	—	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

AIM V.I. Core Equity Fund - Series I Shares
2005	3,691	$6.93 to $11.81	$31,783	1.36%	0.00% to 1.50%	3.66% to 5.23%
2004	4,620	$6.65 to $11.18	38,313	0.91	0.00% to 1.50%	7.32% to 38.44%
2003	5,544	$6.16 to $10.37	42,522	1.00	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
AIM V.I. Growth Fund - Series I Shares
2005	2,691	$4.74 to $11.74	16,624	—	0.00% to 1.50%	5.88% to 7.41%
2004	3,029	$4.46 to $11.06	17,595	—	0.00% to 1.50%	6.63% to 61.70%
2003	3,143	$4.16 to $10.35	17,055	—	0.25% to 1.50%	29.19% to 30.88%
2002	2,722	$3.20 to $4.38	11,403	—	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
AIM V.I. Premier Equity Fund - Series I Shares
2005	2,174	$6.74 to $11.26	16,972	0.78	0.00% to 1.50%	4.08% to 5.71%
2004	2,627	$6.44 to $10.79	19,636	0.44	0.00% to 1.50%	4.26% to 22.18%
2003	2,956	$6.15 to $10.33	21,041	0.31	0.25% to 1.50%	23.17% to 24.71%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
AllianceBernstein Growth and Income Fund - Class A
2005	4	$10.98 to $10.99	42	(f)	1.20% to 1.25%	(f)
2004	2	$10.75	22	(d)	0.95%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
AllianceBernstein VPSF Growth and Income Portfolio Class A
2005	22	$11.63 to $11.65	260	1.29	1.15% to 1.25%	3.56%
2004	4	$11.23	50	(d)	1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Allianz NFJ Small-Cap Value Fund - Class A
2005	30	$13.04 to $13.14	$398	3.10%	0.80% to 1.20%	9.33%
2004	4	$12.00	53	(d)	0.90%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
American Century Income & Growth Fund - Advisor Class
2005	539	$10.38 to $31.95	5,629	1.78	1.00% to 1.10%	3.36% to 3.49%
2004	433	$10.03 to $30.91	4,389	1.83	1.00% to 1.10%	11.51% to 11.57%
2003	272	$8.99 to $27.72	2,491	1.48	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	(a)	0.00% to 1.75%	(a)
American Balanced Fund® - Class R-3
2005	340	$10.63 to $10.89	3,656	2.07	0.25% to 1.55%	1.43% to 2.54%
2004	120	$10.50 to $10.61	1,269	(d)	0.30% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Ariel Appreciation Fund
2005	35	$10.94 to $11.16	394	0.34	0.85% to 1.90%	1.47% to 2.01%
2004	18	$10.88 to $10.94	192	(d)	0.85% to 1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Ariel Fund
2005	46	$11.56 to $11.73	537	0.58	0.95% to 1.70%	-0.43% to -0.34%
2004	13	$11.66 to $11.70	154	(d)	1.25% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Baron Asset Fund
2005	30	$13.37 to $13.66	$403	—%	0.45% to 1.55%	11.29% to 11.52%
2004	11	$12.11 to $12.18	135	(d)	0.60% to 1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Baron Growth Fund
2005	82	$12.49 to $12.75	1,034	—	0.50% to 1.60%	4.16% to 5.20%
2004	32	$12.01 to $12.12	392	—	0.50% to 1.50%	0.00%
2003	—	$12.91	—	(c)	0.00%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
Calvert Social Balanced Portfolio
2005	3,274	$11.39 to $30.61	66,533	1.77	0.00% to 1.50%	4.07% to 5.61%
2004	3,412	$10.91 to $29.27	66,170	1.71	0.00% to 1.50%	6.63% to 8.01%
2003	3,259	$10.21 to $27.31	60,576	1.94	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
EuroPacific Growth Fund® - Class R-3
2005	87	$13.62 to $13.96	1,208	1.93	0.25% to 1.55%	19.09% to 20.14%
2004	48	$11.47 to $11.58	553	(d)	0.40% to 1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
EuroPacific Growth Fund® - Class R-4
2005	4,523	$12.09 to $14.26	61,647	2.63	0.40% to 1.50%	19.25% to 20.43%
2004	1,426	$11.43 to $11.96	16,360	(d)	0.55% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Evergreen Special Values Fund - Class A
2005	3,781	$12.57 to $20.60	$75,301	0.93%	0.55% to 1.55%	8.74% to 9.85%
2004	2,610	$11.56 to $18.76	47,554	0.96	0.55% to 1.55%	18.85% to 18.90%
2003	1,118	$15.33 to $15.50	17,138	—	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	—	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	(a)	0.00% to 1.75%	(a)
Fidelity® Advisor Mid Cap Fund - Class T
2005	48	$12.06 to $12.32	591	—	0.35% to 1.50%	6.63% to 7.79%
2004	37	$11.31 to $11.43	423	(d)	0.35% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Fidelity® VIP Asset ManagerSM Portfolio - Initial Class
2005	994	$18.64 to $18.77	18,646	2.68	1.00% to 1.10%	2.93% to 2.96%
2004	1,116	$18.11 to $18.23	20,327	2.80	1.00% to 1.10%	4.32% to 4.47%
2003	1,246	$17.36 to $17.45	21,727	3.47	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
Fidelity® VIP Contrafund® Portfolio - Initial Class
2005	37,845	$12.96 to $32.97	1,008,057	0.26	0.00% to 1.95%	14.84% to 16.95%
2004	32,399	$11.31 to $28.47	743,262	0.31	0.00% to 1.85%	13.73% to 15.24%
2003	27,815	$10.35 to $24.91	564,372	0.40	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
Fidelity® VIP Equity-Income Portfolio - Initial Class
2005	19,555	$11.23 to $28.36	401,206	1.61	0.00% to 1.95%	4.15% to 5.90%
2004	21,024	$10.84 to $27.10	405,088	1.43	0.00% to 1.95%	9.88% to 11.29%
2003	18,499	$10.50 to $24.58	327,820	1.56	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Fidelity® VIP Growth Portfolio - Initial Class
2005	19,931	$9.98 to $25.27	$329,184	0.51%	0.00% to 1.80%	3.98% to 5.79%
2004	24,025	$9.50 to $24.16	377,338	0.26	0.00% to 1.65%	1.80% to 3.11%
2003	24,544	$9.27 to $23.64	380,196	0.24	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to-30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
Fidelity® VIP High Income Portfolio - Initial Class
2005	647	$9.12 to $9.19	6,022	14.48	1.00% to 1.10%	1.56% to 1.77%
2004	568	$8.98 to $9.03	5,210	9.10	1.00% to 1.50%	8.40% to 8.45%
2003	866	$8.28 to $8.33	7,292	5.36	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
Fidelity® VIP Index 500 Portfolio - Initial Class
2005	4,779	$24.25 to $24.42	116,615	1.72	1.00% to 1.10%	3.72% to 3.78%
2004	4,966	$23.38 to $23.53	116,763	1.24	1.00% to 1.10%	9.41% to 9.49%
2003	4,705	$21.37 to $21.49	101,046	1.34	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
Fidelity® VIP Overseas Portfolio - Initial Class
2005	2,828	$9.82 to $18.63	44,759	0.65	0.00% to 1.50%	5.21% to 19.04%
2004	3,036	$8.33 to $15.65	41,057	1.10	0.00% to 1.50%	11.91% to 27.00%
2003	2,508	$7.40 to $13.88	30,341	0.50	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
Mutual Discovery Fund - Class R
2005	51	$13.02 to $13.27	667	1.41	0.55% to 1.55%	13.95%
2004	16	$11.54 to $11.60	186	(d)	0.45% to 1.05%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Franklin Small-Mid Cap Growth Fund - Class A
2005	27	$11.80 to $11.98	$318	—%	0.80% to 1.60%	8.86%
2004	6	$10.84 to $10.91	70	(d)	0.90% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Franklin Small Cap Value Securities Fund - Class 2
2005	4,489	$12.96 to $17.59	72,308	0.78	0.35% to 1.65%	7.02% to 8.16%
2004	3,359	$12.11 to $16.33	50,132	0.13	0.00% to 1.65%	21.91% to 23.12%
2003	1,312	$10.35 to $13.33	15,883	0.19	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	(a)	0.00% to 1.75%	(a)
Hibernia Mid Cap Equity Fund - Class A
2005	10	$12.29 to $12.30	125	(e)	0.80% to 0.85%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Financial Services Fund - Class A
2005	4	$11.63 to $11.66	51	—	0.50% to 0.65%	7.27%
2004	1	$10.87	9	(d)	0.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Real Estate Fund - Class A
2005	67	$13.99 to $14.31	954	4.05	0.25% to 1.45%	10.59% to 11.47%
2004	22	$12.65 to $12.76	282	(d)	0.45% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GNMA Income Fund - Class A
2005	69	$10.11 to $10.44	$712	4.48%	0.25% to 1.55%	0.99% to 2.25%
2004	40	$10.10 to $10.20	404	(d)	0.30% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Intermediate Bond Fund - Class A
2005	79	$10.31 to $10.52	829	3.96	0.45% to 1.55%	1.66% to 2.24%
2004	52	$10.20 to $10.29	535	(d)	0.40% to 1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET Fund - Series L
2005	61	$10.39	629	3.62%	1.25%	1.17%
2004	68	$10.27	696	4.24	1.25%	-0.68%
2003	101	$10.34	1,049	3.76	1.25%	2.17%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
ING GET Fund - Series Q
2005	303	$10.60	3,208	3.83	1.25%	0.28%
2004	364	$10.57	3,849	3.64	1.25%	0.67%
2003	418	$10.50	4,385	—	1.25%	3.86%
2002	498	$10.11	5,031	2.28	1.25%	(b)
2001	364	$10.00	3,642	(a)	1.05%	(a)
ING GET Fund - Series S
2005	1,359	$10.19 to $11.13	14,566	2.62	0.25% to 1.75%	0.09% to 1.38%
2004	2,247	$10.18 to $10.89	23,958	2.65	0.50% to 1.75%	0.86% to 2.16%
2003	3,106	$10.09 to $10.69	32,661	0.10	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	(b)	0.25% to 1.75%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING AllianceBernstein Mid Cap Growth Portfolio - Service Class
2005	88	$12.45 to $12.54	$1,096	(e)%	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Evergreen Health Sciences Portfolio - Class S
2005	129	$11.19 to $11.29	1,446	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING FMRSM Diversified Mid Cap Portfolio - Service Class
2005	390	$11.80 to $11.88	4,611	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2005	1,396	$11.39	15,902	(e)	1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING JPMorgan Emerging Markets Equity Portfolio - Service Class
2005	512	$13.38 to $13.50	6,873	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Small Cap Equity Portfolio - Service Class
2005	25	$11.28 to $11.38	$282	(e)%	0.50% to 1.40%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Julius Baer Foreign Portfolio - Service Class
2005	658	$13.25 to $13.95	8,790	0.06	0.30% to 1.50%	13.64% to 14.49%
2004	122	$11.66 to $12.27	1,428	(d)	0.70% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Legg Mason Value Portfolio - Service Class
2005	148	$11.46 to $11.57	1,700	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico Growth Portfolio - Service Class
2005	102	$11.37 to $11.47	1,159	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Marsico International Opportunities Portfolio - Service Class
2005	108	$12.41 to $12.48	1,348	(e)	0.70% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING MFS Total Return Portfolio - Service Class
2005	3,132	$10.95 to $13.66	$41,280	2.59%	0.40% to 1.50%	1.38% to 2.33%
2004	2,236	$10.84 to $13.30	29,119	2.74	0.55% to 1.50%	9.45% to 10.56%
2003	701	$11.28 to $12.03	8,289	(c)	0.55% to 1.50%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING MFS Utilities Portfolio - Service Class
2005	104	$11.39 to $11.47	1,191	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Main Street Portfolio® - Service Class
2005	19	$10.96 to $11.02	214	(e)	0.70% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO High Yield Portfolio - Service Class
2005	135	$10.46 to $10.56	1,418	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Stock Index Portfolio - Institutional Class
2005	2,166	$11.41 to $11.56	25,037	(e)	0.00% to 0.80%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING T. Rowe Price Capital Appreciation Portfolio - Service Class
2005	1,752	$10.91 to $11.01	$19,163	(e)%	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Equity Income Portfolio - Service Class
2005	3,660	$11.39 to $15.47	54,938	1.28	0.30% to 1.55%	2.34% to 3.36%
2004	2,052	$11.13 to $14.87	30,123	1.48	0.50% to 1.55%	13.15% to 14.30%
2003	166	$12.20 to $13.01	2,143	(c)	0.55% to 1.50%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING Van Kampen Growth and Income Portfolio - Service Class
2005	759	$11.02 to $11.12	8,388	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING International Fund - Class Q
2005	—	$12.56	2	(e)	1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING International SmallCap Fund - Class A
2005	20	$14.35 to $14.52	283	(e)	0.60% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING American Century Large Company Value Portfolio - Service Class
2005	330	$10.74 to $14.47	$4,395	0.98%	0.50% to 1.50%	-0.22% to 0.71%
2004	427	$10.74 to $14.14	5,760	0.92	0.55% to 1.50%	8.37% to 9.44%
2003	321	$9.88 to $12.92	4,019	0.69	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	(b)	0.60% to 1.40%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Select Portfolio - Initial Class
2005	15,428	$10.14 to $10.49	158,146	(e)	0.00% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING American Century Select Portfolio - Service Class
2005	2	$8.86 to $9.21	20	—	0.40% to 1.25%	-0.56% to 0.22%
2004	230	$8.84 to $9.95	2,070	—	0.40% to 1.50%	3.15% to 4.31%
2003	253	$8.57 to $10.38	2,194	—	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	(b)	0.75% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING American Century Small Cap Value Portfolio - Service Class
2005	2,244	$12.37 to $14.45	31,597	0.19	0.00% to 1.50%	6.27% to 7.85%
2004	1,961	$11.64 to $13.29	25,577	0.04	0.00% to 1.50%	19.50% to 20.75%
2003	582	$10.77 to $10.94	6,307	0.17	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	(b)	0.55% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Baron Small Cap Growth Portfolio - Service Class
2005	5,042	$12.81 to $17.55	79,169	—	0.00% to 1.50%	5.78% to 7.37%
2004	3,951	$12.10 to $16.51	58,317	—	0.00% to 1.50%	26.05% to 27.38%
2003	1,313	$10.23 to $13.03	15,257	—	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	(b)	0.55% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Davis Venture Value Portfolio - Service Class
2005	418	$10.64 to $19.00	$7,330	—%	0.50% to 1.50%	2.39% to 3.31%
2004	602	$11.12 to $18.10	10,359	—	0.55% to 1.50%	6.81% to 7.87%
2003	578	$10.39 to $16.78	9,414	1.39	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	(b)	0.60% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Fundamental Research Portfolio - Service Class
2005	170	$8.75 to $11.51	1,536	1.04	0.50% to 1.50%	4.04% to 5.10%
2004	179	$8.41 to $11.01	1,536	0.68	0.60% to 1.50%	8.35% to 9.36%
2003	101	$7.76 to $10.13	800	0.65	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	(b)	0.60% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Goldman Sachs® Capital Growth Portfolio - Service Class
2005	178	$10.02 to $11.41	2,001	0.29	0.50% to 1.50%	0.37% to 1.27%
2004	138	$9.96 to $11.06	1,490	0.09	0.60% to 1.50%	7.17% to 8.11%
2003	83	$9.27 to $10.37	827	—	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	(b)	0.60% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING JPMorgan Fleming International Portfolio - Initial Class
2005	7,123	$11.98 to $25.01	139,805	0.72	0.00% to 1.50%	8.35% to 10.03%
2004	7,709	$10.97 to $22.92	138,552	1.10	0.00% to 1.50%	17.11% to 18.98%
2003	8,116	$9.30 to $19.47	126,504	0.98	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
ING JPMorgan Fleming International Portfolio - Service Class
2005	—	$12.42	3	(e)	1.10%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING JPMorgan Mid Cap Value Portfolio - Service Class
2005	1,597	$12.54 to $15.64	$24,333	0.34%	0.00% to 1.50%	6.89% to 8.51%
2004	1,022	$11.71 to $14.33	14,426	0.22	0.00% to 1.50%	18.76% to 20.12%
2003	339	$10.24 to $11.93	3,999	0.44	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	(b)	0.60% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING MFS Capital Opportunities Portfolio - Initial Class
2005	5,863	$9.90 to $29.48	118,725	0.78	0.00% to 1.50%	0.00% to 1.56%
2004	7,187	$9.80 to $29.32	143,585	0.44	0.00% to 1.50%	11.16% to 12.65%
2003	8,274	$8.73 to $26.23	151,497	0.19	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	—	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
ING OpCap Balanced Value Portfolio - Service Class
2005	1,209	$11.14 to $14.33	16,573	0.38	0.50% to 1.50%	1.19% to 2.17%
2004	1,519	$11.21 to $13.80	20,474	1.09	0.55% to 1.50%	8.60% to 9.70%
2003	752	$10.29 to $12.58	9,183	1.63	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	(b)	0.70% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Oppenheimer Global Portfolio - Initial Class
2005	74,501	$11.62 to $12.29	881,737	(e)	0.00% to 1.80%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Oppenheimer Global Portfolio - Service Class
2005	1	$13.76	20	—	1.25%	11.87%
2004	182	$12.22 to $12.52	2,264	—	0.60% to 1.50%	13.36% to 14.26%
2003	119	$10.78 to $10.94	1,294	—	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	(b)	0.70% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Oppenheimer Strategic Income Portfolio - Initial Class
2005	11,390	$9.99 to $10.25	$116,350	(e)%	0.00% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING PIMCO Total Return Portfolio - Service Class
2005	4,813	$10.27 to $11.91	54,953	1.68	0.35% to 1.50%	0.53% to 1.72%
2004	3,872	$10.21 to $11.64	43,692	—	0.40% to 1.50%	2.73% to 3.93%
2003	2,845	$10.02 to $11.20	31,227	3.56	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	(b)	0.55% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Salomon Brothers Aggressive Growth Portfolio - Initial Class
2005	16,715	$9.15 to $16.28	213,925	—	0.00% to 1.50%	9.77% to 11.43%
2004	19,676	$8.28 to $14.64	228,353	—	0.00% to 1.50%	7.99% to 26.50%
2003	22,307	$7.60 to $13.51	239,784	—	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	—	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
ING Salomon Brothers Aggressive Growth Portfolio - Service Class
2005	3	$11.27 to $11.37	36	(f)	0.80% to 1.25%	(f)
2004	2	$10.32	16	(d)	0.70%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING Salomon Brothers Large Cap Growth Portfolio - Initial Class
2005	371	$10.74 to $11.25	4,113	(e)	0.95% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Solution 2015 Portfolio - Adviser Class
2005	41	$10.66 to $10.72	$440	(e)%	0.25% to 1.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2015 Portfolio - Service Class
2005	185	$10.66 to $10.76	1,980	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Adviser Class
2005	24	$10.89 to $10.95	266	(e)	0.25% to 1.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2025 Portfolio - Service Class
2005	176	$10.89 to $10.99	1,918	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2035 Portfolio - Adviser Class
2005	40	$11.05 to $11.11	440	(e)	0.25% to 1.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Solution 2035 Portfolio - Service Class
2005	106	$11.05 to $11.15	$1,176	(e)%	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2045 Portfolio - Adviser Class
2005	23	$11.27 to $11.33	256	(e)	0.25% to 1.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution 2045 Portfolio - Service Class
2005	52	$11.26 to $11.36	586	(e)%	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution Income Portfolio - Adviser Class
2005	4	$10.29 to $10.31	40	(e)	0.70% to 1.00%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Solution Income Portfolio - Service Class
2005	33	$10.29 to $10.36	341	(e)	0.50% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2005	38,267	$11.07 to $11.60	$429,422	(e)%	0.00% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2005	22	$8.27 to $11.20	230	—	0.55% to 1.25%	7.59% to 7.88%
2004	1,207	$7.62 to $11.27	9,594	—	0.45% to 1.50%	6.87% to 8.09%
2003	1,287	$7.13 to $10.49	9,420	—	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	(b)	0.60% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING T. Rowe Price Growth Equity Portfolio - Initial Class
2005	13,745	$11.71 to $25.03	282,041	0.48	0.00% to 1.50%	4.59% to 6.15%
2004	14,985	$11.28 to $23.81	291,385	0.16	0.00% to 1.50%	8.36% to 10.00%
2003	13,740	$10.37 to $21.86	246,603	0.15	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
ING T. Rowe Price Growth Equity Portfolio - Service Class
2005	39	$11.13 to $12.75	446	0.60	0.45% to 1.30%	4.60% to 5.23%
2004	20	$10.64 to $12.16	219	(d)	0.40% to 1.30%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING UBS U.S. Large Cap Equity Portfolio - Initial Class
2005	9,161	$10.42 to $17.94	134,490	0.87	0.00% to 1.50%	7.49% to 9.39%
2004	10,068	$9.67 to $16.40	135,468	0.78	0.00% to 1.50%	13.00% to 15.41%
2003	10,747	$8.55 to $14.33	128,075	0.58	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING Van Kampen Comstock Portfolio - Service Class
2005	7,429	$11.46 to $14.77	$98,136	0.60%	0.00% to 1.50%	1.97% to 3.10%
2004	5,605	$11.21 to $14.42	71,730	—	0.40% to 1.95%	15.01% to 16.27%
2003	2,951	$10.46 to $12.47	32,018	0.89	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	(b)	0.55% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING Van Kampen Equity and Income Portfolio - Initial Class
2005	31,676	$10.66 to $11.21	344,729	(e)	0.00% to 1.50%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING Van Kampen Equity and Income Portfolio - Service Class
2005	—	$11.11 to $34.76	13	—	1.00% to 1.25%	6.42% to 6.69%
2004	105	$10.44 to $33.04	2,372	0.37	0.55% to 1.50%	8.97% to 9.99%
2003	50	$9.55 to $30.04	911	0.14	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	(b)	0.60% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
ING VP Strategic Allocation Balanced Portfolio - Class I
2005	4,513	$10.97 to $18.82	73,683	1.50	0.00% to 1.70%	3.09% to 4.67%
2004	4,481	$10.67 to $18.08	70,666	1.25	0.00% to 1.55%	8.56% to 9.97%
2003	4,016	$10.24 to $16.55	58,446	1.48	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
ING VP Strategic Allocation Growth Portfolio - Class I
2005	4,786	$11.29 to $19.77	81,185	1.18	0.00% to 1.70%	2.45% to 6.19%
2004	5,143	$10.83 to $18.78	81,653	1.05	0.00% to 1.55%	10.31% to 14.79%
2003	4,838	$9.86 to $16.92	69,833	0.88	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Strategic Allocation Income Portfolio - Class I
2005	2,405	$10.68 to $18.45	$39,166	2.10%	0.00% to 1.70%	2.19% to 3.83%
2004	2,282	$10.48 to $17.77	36,460	1.81	0.00% to 1.55%	6.38% to 7.76%
2003	2,238	$10.18 to $16.50	33,837	2.30	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
ING VP Growth and Income Portfolio - Class I
2005	91,075	$9.09 to $287.09	1,975,255	1.00	0.00% to 1.50%	6.51% to 8.13%
2004	108,588	$8.47 to $267.99	2,182,323	2.32	0.00% to 1.50%	6.78% to 21.16%
2003	121,775	$7.87 to $249.58	2,310,967	—	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
ING GET U.S. Core Portfolio - Series 1
2005	136	$10.54	1,438	2.18	1.25%	0.29%
2004	212	$10.51	2,224	0.70	1.25%	2.24%
2003	231	$10.28	2,378	(c)	1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 2
2005	1,090	$10.15 to $10.29	11,168	2.66	1.00% to 1.65%	-0.78% to -0.10%
2004	1,821	$10.23 to $10.31	18,726	0.11	1.00% to 1.65%	1.99% to 2.59%
2003	2,055	$10.03 to $10.05	20,639	(c)	1.05% to 1.65%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)
ING GET U.S. Core Portfolio - Series 3
2005	3,740	$9.86 to $9.99	37,121	2.01	1.00% to 1.75%	-1.00% to -0.20%
2004	5,300	$9.95 to $10.02	52,924	0.00	1.00% to 1.75%	-0.40% to 0.20%
2003	21	$9.99 to $10.00	207	(c)	0.80% to 1.25%	(c)
2002	(c)	(c)	(c)	(c)	(c)	(c)
2001	(c)	(c)	(c)	(c)	(c)	(c)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 5
2005	61	$10.57	$645	0.89%	1.75%	0.96%
2004	66	$10.47	696	(d)	1.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 6
2005	454	$10.17	4,616	0.39	1.75%	0.89%
2004	556	$10.08	5,605	(d)	1.75%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 7
2005	391	$10.06 to $10.12	3,939	0.05	1.00% to 1.75%	0.60% to 1.10%
2004	402	$10.00	4,017	(d)	1.00% to 1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING GET U.S. Core Portfolio - Series 8
2005	154	$10.10	1,556	(e)	1.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 9
2005	22	$9.97 to $9.98	220	(e)	1.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING GET U.S. Core Portfolio - Series 10
2005	11	$9.98	$107	(e)%	1.75%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING GET U.S. Core Portfolio - Series 11
2005	8	$10.01 to $10.02	80	(e)	1.15% to 1.25%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
ING VP Global Science and Technology Portfolio - Class I
2005	10,034	$3.92 to $11.04	40,552	—	0.00% to 1.50%	10.06% to 11.83%
2004	11,027	$3.56 to $10.00	40,737	—	0.00% to 1.50%	-2.73% to 132.01%
2003	12,668	$3.64 to $10.26	47,295	—	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	—	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	—	0.00% to 1.75%	-24.13% to -23.22%
ING VP Growth Portfolio - Class I
2005	5,519	$5.81 to $16.49	78,900	0.68	0.00% to 1.50%	7.77% to 9.38%
2004	6,937	$5.37 to $15.14	89,883	0.12	0.00% to 1.50%	5.63% to 6.92%
2003	7,779	$5.06 to $14.18	95,972	—	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	—	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
ING VP Index Plus LargeCap Portfolio - Class I
2005	29,222	$11.05 to $20.64	532,133	1.22	0.00% to 1.85%	3.46% to 5.37%
2004	32,461	$10.67 to $19.66	562,520	0.99	0.00% to 1.95%	8.92% to 10.32%
2003	31,590	$9.74 to $17.85	503,421	1.04	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Index Plus MidCap Portfolio - Class I
2005	19,654	$12.22 to $23.22	$416,465	0.44%	0.00% to 1.95%	9.08% to 11.15%
2004	18,764	$11.22 to $20.56	361,470	0.40	0.00% to 1.85%	14.85% to 16.29%
2003	14,056	$10.18 to $17.68	233,761	0.39	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
ING VP Index Plus SmallCap Portfolio - Class I
2005	11,258	$12.34 to $17.88	182,246	0.30	0.00% to 1.85%	5.65% to 7.65%
2004	10,466	$11.68 to $16.34	158,486	0.15	0.00% to 1.85%	20.22% to 21.76%
2003	7,540	$10.20 to $13.42	93,931	0.17	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
ING VP International Equity Portfolio - Class I
2005	1,504	$7.77 to $14.05	16,979	0.92	0.00% to 1.50%	1.92% to 16.90%
2004	1,509	$6.71 to $12.18	14,340	1.20	0.00% to 1.50%	15.42% to 32.77%
2003	1,451	$5.79 to $10.52	11,933	1.01	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
ING VP Small Company Portfolio - Class I
2005	7,440	$12.03 to $25.78	158,729	0.14	0.00% to 1.50%	8.64% to 10.28%
2004	9,070	$11.02 to $23.47	175,779	0.28	0.00% to 1.50%	12.69% to 14.09%
2003	9,733	$9.73 to $20.60	167,432	0.25	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
ING VP Value Opportunity Portfolio - Class I
2005	5,822	$10.27 to $20.11	97,980	1.77	0.00% to 1.50%	5.44% to 7.03%
2004	6,985	$9.66 to $18.79	110,369	0.80	0.00% to 1.50%	8.48% to 9.86%
2003	8,963	$8.85 to $17.11	133,176	0.77	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Financial Services Portfolio - Class I
2005	66	$11.78 to $12.17	$790	1.22%	0.60% to 1.50%	6.38% to 6.90%
2004	17	$11.12 to $11.44	194	(d)	0.75% to 1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP International Value Portfolio - Class I
2005	5,941	$12.35 to $14.45	78,444	2.43	0.00% to 1.55%	7.82% to 9.15%
2004	4,834	$11.49 to $13.33	58,379	1.23	0.30% to 1.50%	15.63% to 16.94%
2003	3,157	$10.17 to $11.47	32,591	1.19	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	(a)	0.00% to 1.75%	(a)
ING VP MidCap Opportunities Portfolio - Class I
2005	467	$11.08 to $12.83	5,277	—	0.50% to 1.50%	0.87% to 9.78%
2004	536	$10.19 to $11.43	5,546	—	0.55% to 1.50%	9.81% to 20.57%
2003	447	$9.28 to $9.50	4,191	—	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	—	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	(a)	0.00% to 1.75%	(a)
ING VP Real Estate Portfolio - Class I
2005	3,048	$15.04 to $15.75	47,193	2.69	0.00% to 1.50%	10.81% to 11.90%
2004	1,960	$13.58 to $13.95	27,225	(d)	0.55% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
ING VP SmallCap Opportunities Portfolio - Class I
2005	1,146	$7.91 to $8.97	9,331	—	0.40% to 1.50%	1.86% to 8.64%
2004	1,087	$7.36 to $8.08	8,178	—	0.40% to 1.50%	8.53% to 16.59%
2003	1,170	$6.78 to $6.96	8,045	—	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	—	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	(a)	0.00% to 1.75%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

ING VP Balanced Portfolio - Class I
2005	27,567	$11.37 to $35.49	$637,454	2.34%	0.00% to 1.50%	2.69% to 4.25%
2004	30,971	$11.05 to $34.36	692,148	1.99	0.00% to 1.50%	7.78% to 9.12%
2003	31,363	$10.22 to $31.70	659,370	1.96	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
ING VP Intermediate Bond Portfolio - Class I
2005	19,951	$10.32 to $76.25	405,018	3.79	0.00% to 1.90%	1.37% to 3.16%
2004	20,579	$10.21 to $74.70	407,745	1.50	0.00% to 1.95%	3.31% to 4.59%
2003	20,885	$10.04 to $71.97	408,185	1.72	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
ING VP Money Market Portfolio - Class I
2005	14,234	$10.15 to $51.39	210,711	1.20	0.00% to 1.50%	1.47% to 3.03%
2004	14,934	$9.98 to $50.07	216,952	1.09	0.00% to 1.50%	-0.49% to 0.76%
2003	17,666	$10.00 to $49.72	257,477	1.79	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
ING VP Natural Resources Trust
2005	2,489	$17.05 to $27.93	57,780	0.04	0.00% to 1.50%	21.91% to 42.86%
2004	1,267	$12.03 to $19.55	20,790	0.82	0.00% to 1.50%	11.01% to 30.41%
2003	940	$10.76 to $17.40	13,971	—	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	—	0.00% to 1.75%	-17.19% to -16.23%
Janus Adviser Series Balanced Fund - Class S
2005	—	$12.15	1	—	1.00%	6.58%
2004	—	$11.40	—	(d)	1.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Janus Aspen Series Balanced Portfolio - Institutional Shares
2005	20	$12.45 to $26.93	$508	0.01%	0.50% to 1.50%	6.38% to 7.28%
2004	16,735	$10.06 to $26.46	356,943	2.17	0.00% to 1.95%	6.91% to 8.29%
2003	19,201	$9.36 to $24.66	385,094	2.22	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2005	7	$14.34 to $20.57	146	0.02	0.55% to 1.25%	0.73% to 1.39%
2004	4,497	$10.30 to $21.35	78,169	5.55	0.00% to 1.50%	2.39% to 3.69%
2003	5,268	$10.03 to $20.59	89,994	4.83	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
Janus Aspen Series Large Cap Growth Portfolio - Institutional Shares
2005	11	$9.95 to $18.49	185	—	0.30% to 1.40%	2.84% to 3.90%
2004	12,324	$9.60 to $19.79	199,501	0.13	0.00% to 1.50%	2.98% to 4.25%
2003	15,153	$9.27 to $19.13	239,988	0.09	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	—	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
Janus Aspen Series Mid Cap Growth Portfolio - Institutional Shares
2005	22	$14.12 to $23.58	489	—	0.25% to 1.50%	10.59% to 11.99%
2004	25,472	$10.94 to $24.72	458,336	—	0.00% to 1.50%	18.99% to 20.42%
2003	30,177	$9.11 to $20.68	459,241	—	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	—	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	—	0.00% to 1.75%	-40.36% to -39.66%
Janus Aspen Series Worldwide Growth Portfolio - Institutional Shares
2005	19	$10.68 to $21.50	381	—	0.30% to 1.25%	4.57% to 5.53%
2004	24,107	$9.48 to $23.32	425,591	0.95	0.00% to 1.50%	3.20% to 4.47%
2003	31,018	$9.09 to $22.51	536,188	1.06	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Legg Mason Value Trust, Inc. - Primary Class
2005	115	$11.53	$1,329	(e)%	1.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Lord Abbett Affiliated Fund - Class A
2005	66	$11.19 to $11.37	747	1.86	0.75% to 1.60%	1.81% to 2.44%
2004	20	$11.02 to $11.10	222	(d)	0.65% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Mid-Cap Value Fund - Class A
2005	63	$12.65 to $15.26	818	0.54	0.50% to 1.75%	6.47% to 7.65%
2004	24	$11.91 to $14.25	290	(d)	0.50% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Small-Cap Value Fund - Class A
2005	74	$13.04 to $13.31	980	—	0.70% to 1.75%	11.41% to 12.42%
2004	45	$11.74 to $11.84	530	(d)	0.65% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Lord Abbett Series Fund - Growth and Income Portfolio - Class VC
2005	10,457	$11.40 to $12.44	122,782	1.01	0.45% to 1.50%	0.17% to 2.84%
2004	9,581	$11.21 to $11.85	109,667	1.07	0.45% to 1.95%	10.99% to 14.71%
2003	4,951	$10.10 to $10.44	50,532	0.93	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	(a)	0.00% to 1.75%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Lord Abbett Series Fund - Mid-Cap Value Portfolio - Class VC
2005	10,499	$12.93 to $16.80	$147,309	0.51%	0.30% to 1.50%	6.67% to 7.94%
2004	7,424	$12.45 to $15.68	96,241	0.40	0.00% to 1.50%	22.18% to 36.28%
2003	2,735	$10.19 to $12.77	28,509	0.67	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	(a)	0.00% to 1.75%	(a)
Massachusetts Investors Growth Stock Fund - Class A
2005	39	$10.79 to $10.89	421	(f)	0.80% to 1.30%	(f)
2004	17	$10.55 to $10.58	180	(d)	0.70% to 0.95%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
MFS® Total Return Series - Initial Class
2005	5,612	$14.69 to $14.80	82,747	1.99	1.00% to 1.10%	1.66% to 1.79%
2004	5,159	$14.45 to $14.54	74,758	1.56	1.00% to 1.10%	10.14% to 10.24%
2003	4,414	$13.12 to $13.19	58,033	1.66	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
New Perspective Fund® - Class R-3
2005	40	$12.16 to $12.36	486	1.45	0.25% to 1.10%	9.98% to 10.56%
2004	18	$11.12 to $11.17	204	(d)	0.30% to 0.80%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
New Perspective Fund® - Class R-4
2005	1,760	$11.44 to $12.78	22,033	1.87	0.00% to 1.50%	9.56% to 10.64%
2004	762	$11.30 to $11.66	8,638	(d)	0.55% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Oppenheimer Capital Appreciation Fund - Class A
2005	30	$10.65 to $10.76	$316	0.75%	0.70% to 1.25%	3.40% to 3.96%
2004	21	$10.27 to $10.36	217	(d)	0.65% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Oppenheimer Developing Markets Fund - Class A
2005	3,268	$17.98 to $41.82	115,468	1.74	0.50% to 1.65%	38.95% to 40.45%
2004	1,557	$12.94 to $29.69	37,377	2.10	0.55% to 1.65%	31.71%
2003	429	$14.57	6,248	4.56	1.00%	63.52%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	(a)	0.00% to 1.75%	(a)
Oppenheimer Global Fund - Class A
2005	3	$16.42	50	—	1.00%	12.70%
2004	—	$14.57	4	(d)	1.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Oppenheimer Main Street Fund® - Class A
2005	2	$11.02 to $11.14	22	—	0.90% to 1.45%	4.80%
2004	1	$10.56 to $10.63	13	(d)	0.90% to 1.60%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Oppenheimer Aggressive Growth Fund/VA
2005	—	—	3	—	—	—
2004	—	—	3	—	1.25%	—
2003	—	—	4	—	1.25%	—
2002	—	—	3	(b)	1.25%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Oppenheimer Global Securities Fund/VA
2005	35	$12.74 to $21.63	$711	2.11%	0.45% to 1.85%	12.61% to 13.78%
2004	22,250	$11.36 to $19.26	410,368	1.10	0.00% to 1.80%	17.37% to 18.89%
2003	16,092	$10.51 to $16.20	251,043	0.55	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
Oppenheimer Main Street Fund®/VA
2005	—	—	41	—	—	—
2004	—	—	43	—	1.25% to 1.50%	—
2003	—	—	32	—	1.25% to 1.50%	—
2002	—	—	28	(b)	1.25% to 1.50%	(b)
2001	(b)	(b)	(b)	(b)	(b)	(b)
Oppenheimer Main Street Small Cap Fund®/VA
2005	89	$11.70 to $13.40	1,052	2.38	0.50% to 1.50%	8.62%
2004	—	$12.30	5	(d)	1.25%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Oppenheimer Strategic Bond Fund/VA
2005	11	$13.98 to $15.10	154	9.58	0.45% to 1.45%	1.16% to 2.17%
2004	3,306	$10.88 to $14.98	47,078	4.44	0.00% to 1.95%	7.08% to 8.47%
2003	2,470	$10.31 to $13.81	32,607	5.57	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
Pax World Balanced Fund
2005	4,818	$10.85 to $11.76	54,353	1.65	0.00% to 1.65%	3.72% to 4.87%
2004	1,550	$10.45 to $11.12	16,523	0.96	0.55% to 1.65%	11.98% to 12.45%
2003	378	$9.43 to $9.56	3,605	1.04	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	(a)	0.00% to 1.75%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

PIMCO Real Return Portfolio - Admin Class
2005	2,096	$10.52 to $11.10	$22,843	3.20%	0.40% to 1.50%	0.56% to 1.48%
2004	882	$10.43 to $10.83	9,519	(d)	0.60% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Fund - Class A
2005	2	$13.24	25	—	1.00%	5.33%
2004	—	$12.57	1	(d)	1.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer High Yield Fund - Class A
2005	70	$10.43 to $10.69	742	4.75	0.45% to 1.75%	0.67% to 1.72%
2004	42	$10.38 to $10.48	437	(d)	0.60% to 1.65%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Equity Income VCT Portfolio - Class I
2005	5,640	$11.48 to $14.64	69,926	2.66	0.30% to 1.60%	3.28% to 5.40%
2004	2,471	$11.02 to $13.99	28,279	2.17	0.00% to 1.95%	14.64% to 17.70%
2003	1,096	$9.61 to $12.14	10,691	2.39	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	(a)	0.00% to 1.75%	(a)
Pioneer Fund VCT Portfolio - Class I
2005	409	$10.49 to $11.52	4,548	1.37	0.50% to 1.50%	4.59% to 5.60%
2004	256	$10.03 to $10.94	2,601	1.16	0.55% to 1.50%	9.62% to 10.60%
2003	165	$9.15 to $9.37	1,522	1.13	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	(a)	0.00% to 1.75%	(a)

ING LIFE INSURANCE AND ANNUITY COMPANY
VARIABLE ANNUITY ACCOUNT C
Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Pioneer High Yield VCT Portfolio - Class I
2005	646	$10.67 to $10.94	$6,949	5.69%	0.00% to 1.50%	0.38% to 1.31%
2004	419	$10.63 to $11.03	4,468	(d)	0.65% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Pioneer Mid Cap Value VCT Portfolio - Class I
2005	4,927	$12.39 to $17.38	77,468	0.33	0.00% to 1.60%	6.17% to 7.30%
2004	3,402	$11.67 to $16.27	49,664	0.27	0.00% to 1.60%	20.27% to 21.91%
2003	983	$10.27 to $13.46	11,735	0.16	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	(a)	0.00% to 1.75%	(a)
Scudder Equity 500 Index Fund - Investment
2005	5	$12.79	66	—	1.00%	3.65%
2004	—	$12.34	2	(d)	1.00%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
T. Rowe Price Mid-Cap Value Fund - R Class
2005	63	$12.20 to $12.42	775	0.29	0.50% to 1.45%	5.72% to 6.70%
2004	53	$11.54 to $11.64	619	(d)	0.50% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Templeton Foreign Fund - Class A
2005	51	$12.36 to $12.59	637	1.84	0.70% to 1.65%	8.80% to 9.86%
2004	39	$11.36 to $11.46	450	(d)	0.65% to 1.65%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Templeton Growth Fund, Inc. - Class A
2005	31	$11.98 to $12.15	$371	2.78%	0.80% to 1.55%	6.83% to 7.00%
2004	5	$11.26 to $11.31	61	(d)	0.95% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Templeton Global Bond Fund - Class A
2005	1,327	$11.07 to $16.96	15,341	5.36	0.50% to 1.50%	-3.59% to -4.49%
2004	572	$11.59 to $17.55	6,775	(d)	0.55% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
The Growth Fund of America® - Class R-3
2005	319	$12.04 to $12.34	3,894	0.65	0.25% to 1.55%	12.28% to 13.54%
2004	122	$10.74 to $10.86	1,320	(d)	0.30% to 1.45%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
The Growth Fund of America® - Class R-4
2005	11,850	$11.74 to $12.54	145,130	0.93	0.00% to 1.50%	12.50% to 13.63%
2004	4,738	$10.80 to $11.14	51,341	(d)	0.45% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
The Income Fund of America® - Class R-3
2005	26	$11.14 to $11.38	295	3.46	0.30% to 1.45%	1.73% to 2.71%
2004	10	$10.97 to $11.08	110	(d)	0.30% to 1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

UBS U.S. Small Cap Growth Fund - Class A
2005	6	$11.20 to $11.30	$73	—%	0.70% to 1.20%	5.51%
2004	4	$10.71	48	(d)	0.70%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Diversified Value Portfolio
2005	5	$12.09 to $12.25	63	(e)	1.25% to 2.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Equity Income Portfolio
2005	21	$11.39 to $11.57	240	2.23	1.10% to 2.05%	2.41% to 3.03%
2004	18	$11.19 to $11.23	208	(d)	1.10% to 1.65%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Small Company Growth Portfolio
2005	—	$11.57 to $11.72	—	(e)	1.25% to 2.05%	(e)
2004	(e)	(e)	(e)	(e)	(e)	(e)
2003	(e)	(e)	(e)	(e)	(e)	(e)
2002	(e)	(e)	(e)	(e)	(e)	(e)
2001	(e)	(e)	(e)	(e)	(e)	(e)
Wanger Select
2005	559	$12.40 to $12.94	6,985	—	0.60% to 1.50%	8.87% to 9.69%
2004	195	$11.39 to $11.85	2,227	(d)	0.70% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

Wanger U.S. Smaller Companies
2005	725	$12.66 to $13.34	$9,257	—%	0.00% to 1.50%	9.61% to 10.66%
2004	186	$11.55 to $12.12	2,155	(d)	0.55% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Washington Mutual Investors FundSM - Class R-3
2005	198	$10.81 to $11.09	2,177	1.64	0.25% to 1.55%	1.78% to 2.88%
2004	115	$10.66 to $10.77	1,232	(d)	0.30% to 1.40%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)
Washington Mutual Investors FundSM - Class R-4
2005	5,985	$10.60 to $11.29	66,271	2.09	0.40% to 1.50%	1.94% to 2.95%
2004	3,309	$10.80 to $11.08	35,859	(d)	0.55% to 1.50%	(d)
2003	(d)	(d)	(d)	(d)	(d)	(d)
2002	(d)	(d)	(d)	(d)	(d)	(d)
2001	(d)	(d)	(d)	(d)	(d)	(d)

(a)	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
(b)	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
(c)	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented
(d)	As this investment Division was not available until 2004, this data is not meaningful and therefore is not presented
(e)	As this investment Division was not available until 2005, this data is not meaningful and therefore is not presented
(f)	As this investment Division is wholly comprised of new Contract bands at December 31, 2005, this data is not meaningful and therefore is not presented.

ING LIFE INSURANCE AND ANNUITY COMPANY VARIABLE ANNUITY ACCOUNT C Notes to Financial Statements

Division	Units (000’s)	Unit Fair Value (lowest to highest)	Net Assets (000’s)	Investment Income RatioA	Expense RatioB (lowest to highest)	Total ReturnC (lowest to highest)

A

The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

B

The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge and other contract charges, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

C

Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Registered Public Accounting Firm	C-2

Consolidated Financial Statements:

Consolidated Statements of Operations for the years ended
December 31, 2005, 2004, and 2003	C-3

Consolidated Balance Sheets as of
December 31, 2005 and 2004	C-4

Consolidated Statements of Changes in Shareholder's Equity
for the years ended December 31, 2005, 2004, and 2003	C-6

Consolidated Statements of Cash Flows for the years ended
December 31, 2005, 2004, and 2003	C-7

Notes to Consolidated Financial Statements	C-9

Report of Independent Registered Public Accounting Firm

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the related consolidated statements of operations, changes in shareholder’s equity, and cash flows for each of the three years in the period ended December 31, 2005. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company and subsidiary as of December 31, 2005 and 2004, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 24, 2006

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Operations

(In millions)

	Year Ended December 31,
	2005	2004	2003
Revenue:
Net investment income	$1,035.7	$998.2	$980.9
Fee income	481.4	453.7	396.7
Premiums	43.2	38.5	50.1
Net realized capital gains	22.0	10.8	50.6
Other income	7.7	1.9	(0.9)
Total revenue	1,590.0	1,503.1	1,477.4
Benefits and expenses:
Interest credited and other benefits
to contractowners	739.6	739.4	770.1
Operating expenses	443.0	394.0	383.9
Amortization of deferred policy acquisition
cost and value of business acquired	159.9	127.4	106.5
Interest expense	1.6	0.6	1.2
Total benefits and expenses	1,344.1	1,261.4	1,261.7
Income before income taxes	245.9	241.7	215.7
Income tax expense	1.4	42.4	61.1
Net income	$244.5	$199.3	$154.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Assets
Investments:
Fixed maturities, available-for-sale, at fair value
(amortized cost of $16,749.5 at 2005 and $16,684.7 at 2004)	$16,740.5	$17,151.3
Equity securities, available-for-sale, at fair value
(cost of $166.9 at 2005 and $153.9 at 2004)	170.1	162.6
Mortgage loans on real estate	1,396.0	1,090.2
Policy loans	262.4	262.7
Other investments	144.6	86.3
Securities pledged
(amortized cost of $1,260.8 at 2005 and $1,258.8 at 2004)	1,247.6	1,274.3
Total investments	19,961.2	20,027.4
Cash and cash equivalents	212.5	187.1
Short-term investments under securities loan agreement	318.1	219.5
Accrued investment income	203.6	182.0
Reinsurance recoverable	2,796.7	2,901.3
Deferred policy acquisition costs	512.4	414.5
Value of business acquired	1,294.4	1,365.2
Notes receivable from affiliate	175.0	175.0
Due from affiliates	149.6	38.3
Other assets	66.5	69.8
Assets held in separate accounts	35,899.8	33,310.5
Total assets	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(In millions, except share data)

	As of December 31,
	2005	2004
Liabilities and Shareholder's Equity
Future policy benefits and claims reserves	$20,932.8	$20,885.3
Payables for securities purchased	3.1	25.1
Payables under securities loan agreement	318.1	219.5
Borrowed money	941.1	1,057.4
Due to affiliates	63.8	61.8
Current income taxes	46.9	82.6
Deferred income taxes	183.3	209.3
Other liabilities	301.5	314.9
Liabilities related to separate accounts	35,899.8	33,310.5
Total liabilities	58,690.4	56,166.4

Shareholder's equity
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50 per share value)	2.8	2.8
Additional paid-in capital	4,579.6	4,576.5
Accumulated other comprehensive (loss) income	(5.3)	67.1
Retained earnings (deficit)	(1,677.7)	(1,922.2)
Total shareholder's equity	2,899.4	2,724.2
Total liabilities and shareholder's equity	$61,589.8	$58,890.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder’s Equity

(In millions)

			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity
Balance at December 31, 2002	$2.8	$4,416.5	$117.5	$(2,274.0)	$2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(2.3) pretax)	-	-	(1.5)	-	(1.5)
Total comprehensive income					153.1
Contribution of capital	-	230.0	-	-	230.0
Balance at December 31, 2003	2.8	4,646.5	116.0	(2,119.4)	2,645.9
Comprehensive income:
Net income	-	-	-	199.3	199.3
Other comprehensive loss,
net of tax:
Change in net unrealized gain
(loss) on securities
($(53.8) pretax)	-	-	(32.2)	-	(32.2)
Minimum pension liability	-	-	(16.7)	-	(16.7)
Total comprehensive income					150.4
Dividends paid	-	(70.0)	-	-	(70.0)
Other	-	-	-	(2.1)	(2.1)
Balance at December 31, 2004	2.8	4,576.5	67.1	(1,922.2)	2,724.2
Comprehensive income:
Net income	-	-	-	244.5	244.5
Other comprehensive loss
net of tax:
Change in net unrealized gain
(loss) on securities
($(108.4) pretax)	-	-	(77.5)	-	(77.5)
Minimum pension liability
($(1.1) pretax)	-	-	5.1	-	5.1
Total comprehensive income					172.1
Employee share-based payments	-	3.1	-	-	3.1
Balance at December 31, 2005	$2.8	$4,579.6	$(5.3)	$(1,677.7)	$2,899.4

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Operating Activities:
Net income	$244.5	$199.3	$154.6
Adjustments to reconcile net income to
net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value
of business acquired and sales inducements	(174.0)	(168.0)	(159.7)
Amortization of deferred policy acquisition costs,
value of business acquired and sales inducements	165.8	134.3	106.5
Net accretion/decretion of discount/premium	115.5	155.9	198.9
Future policy benefits, claims reserves, and
interest credited	634.2	621.7	706.1
Provision for deferred income taxes	11.1	46.2	22.1
Net realized capital gains	(22.0)	(10.8)	(50.6)
Depreciation	12.0	12.4	23.3
Change in:
Accrued investment income	(21.6)	(3.1)	1.8
Reinsurance recoverable	104.6	51.0	31.0
Other receivable and assets accruals	6.0	34.1	(28.9)
Due to/from affiliates	(3.3)	(49.2)	88.8
Other payables and accruals	(47.4)	(12.1)	20.3
Other	3.1	(12.4)	-
Net cash provided by operating activities	1,028.5	999.3	1,114.2
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or redemption of:
Fixed maturities, available-for-sale	19,232.3	26,791.6	29,981.6
Equity securities, available-for-sale	119.8	85.7	130.2
Mortgage loans on real estate	179.0	71.0	16.3
Acquisition of:
Fixed maturities, available-for-sale	(19,435.9)	(26,789.3)	(31,955.4)
Equity securities, available-for-sale	(120.4)	(81.6)	(34.8)
Mortgage loans on real estate	(484.8)	(406.7)	(194.2)
Policy loans	0.3	7.6	26.0
Other investments	(43.6)	(28.9)	(22.4)
(Purchase)/sales of property and equipment, net	(14.2)	(11.7)	(5.2)
Loans to affiliates	-	(175.0)	-
Net cash used in investing activities	(567.5)	(537.3)	(2,057.9)

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(In millions)

	Year Ended December 31,
	2005	2004	2003
Cash Flows from Financing Activities:
Deposits received for investment contracts	2,024.2	2,089.9	2,296.6
Maturities and withdrawals from investment contracts	(2,237.5)	(1,910.4)	(1,745.5)
Short-term loans with affiliates	(106.0)	16.4	(41.4)
Short-term loans	(116.3)	(458.5)	196.5
Dividends paid to Parent	-	(70.0)	-
Contribution of capital from Parent	-	-	230.0
Net cash (used in) provided by financing activities	(435.6)	(332.6)	936.2
Net increase (decrease) in cash and cash equivalents	25.4	129.4	(7.5)
Cash and cash equivalents, beginning of year	187.1	57.7	65.2
Cash and cash equivalents, end of year	$212.5	$187.1	$57.7
Supplemental cash flow information:
Income taxes paid, net	$27.7	$3.2	$29.8
Interest paid	$32.0	$22.8	$32.6

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

1.	Organization and Significant Accounting Policies

Basis of Presentation

ING Life Insurance and Annuity Company (“ILIAC”) is a stock life insurance company domiciled in the state of Connecticut. ILIAC and its wholly-owned subsidiary (collectively, the “Company”) are providers of financial products and services in the United States. ILIAC is authorized to conduct its insurance business in the District of Columbia and all states.

The consolidated financial statements include ILIAC and its wholly-owned subsidiary, ING Financial Advisers, LLC (“IFA”). ILIAC is a direct, wholly-owned subsidiary of Lion Connecticut Holdings Inc. (“Lion” or “Parent”), which is an indirect, wholly-owned subsidiary of ING Groep N.V. (“ING”). ING is a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange under the symbol “ING.”

On December 31, 2005, ILIAC’s subsidiary, ING Insurance Company of America (“IICA”), merged with and into ILIAC. As of the merger date, IICA ceased to exist and ILIAC became the surviving corporation. The merger did not have an impact on ILIAC, as IICA was a wholly-owned subsidiary and already included in the consolidated financial statements for all periods presented.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, and 457, as well as nonqualified deferred compensation plans. The Company’s products are offered primarily to individuals, pension plans, small businesses, and employer-sponsored groups in the health care, government, education (collectively “not-for-profit” organizations), and corporate markets. The Company’s products generally are distributed through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents, and financial planners.

The Company offers deferred and immediate (payout annuities) annuity contracts. These products include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds, and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers investment advisory services and pension plan administrative services.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company has one operating segment, ING U.S. Financial Services, which offers the products described above.

Recently Adopted Accounting Standards

The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments

In March 2004, the Emerging Issues Task Force (“EITF”) reached a final consensus on EITF Issue No. 03-1 (“EITF-03-1”), “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,” requiring that a three-step impairment model be applied to securities within its scope. The three-step model is applied on a security-by-security basis as follows:

Step 1: Determine whether an investment is impaired. An investment is impaired if the fair value of the investment is less than its cost basis.
Step 2: Evaluate whether an impairment is other-than-temporary.
Step 3: If the impairment is other-than-temporary, recognize an impairment loss equal to the difference between the investment’s cost and its fair value.

On September 30, 2004, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position (“FSP”) No. EITF Issue 03-1-1 (“FSP EITF 03-1-1”), “Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, ‘The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments,’” which delayed the EITF Issue No. 03-1 original effective date of July 1, 2004 for steps two and three of the impairment model introduced.

On November 3, 2005, the FASB issued FSP Statement of Financial Accounting Standard (“FAS”) No. 115-1, “The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments” (“FSP FAS No. 115-1”). FSP FAS No. 115-1 replaces the impairment evaluation guidance of EITF 03-1.

FSP FAS No. 115-1 addresses the determination of when an investment is considered impaired, whether that impairment is other-than-temporary, and the measurement of an impairment loss. In addition, it includes considerations for accounting subsequent to the recognition of an other-than-temporary impairment and requires certain disclosures about unrealized losses that have not been recognized as other-than-temporarily impaired. FSP FAS No. 115-1 further clarifies that an impairment loss should be recognized no later than when the impairment is deemed other-than-temporary, even if a decision to sell an impaired security has not been made. FSP FAS No. 115-1 references existing guidance on other-than-temporary impairments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

FSP FAS No. 115-1 is effective for reporting periods beginning after December 15, 2005, and was implemented by the Company during the fourth quarter of 2005. The Company recognized impairment losses of $5.7 for the year ended December 31, 2005, related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value. The required disclosures are included in the Investments footnote.

Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights

In June 2005, the EITF reached a consensus on EITF Issue 04-5, “Investor’s Accounting for an Investment in a Limited Partnership When the Investor is the Sole General Partner and the Limited Partners Have Certain Rights” (“EITF 04-5”), which states that the general partner in a limited partnership should presume that it controls and, thus, should consolidate the limited partnership, unless the limited partners have either (a) substantive ability to dissolve the limited partnership or otherwise remove the general partner without cause or (b) substantive participating rights. EITF 04-5 applies to limited partnerships that are not variable interest entities under FASB Interpretation No. 46(R): “Consolidation of Variable Interest Entities” (“FIN 46(R)”). EITF 04-5 was effective immediately for all new limited partnerships formed and for existing limited partnerships for which partnership agreements are modified after June 29, 2005, and is effective for all other limited partnerships at the commencement of the first reporting period beginning after December 15, 2005.

EITF 04-5 had no impact on ILIAC as of December 31, 2005, as the Company’s investments in limited partnerships are generally considered variable interest entities under FIN 46(R), and are accounted for using the cost or equity method of accounting since the Company is not the primary beneficiary. Investments in limited partnerships are included in Other investments on the Consolidated Balance Sheets.

Share-Based Payment

In December 2004, the FASB issued Statement of Financial Accounting Standards (“FAS”) No. 123 (revised 2004), “Share-Based Payment” (“FAS No. 123R”), which requires all share-based payments to employees be recognized in the financial statements based upon the fair value. FAS No. 123R was effective at the beginning of the first annual period beginning after June 15, 2005 for registrants. FAS No. 123R provides two transition methods, modified-prospective and modified- retrospective.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The modified-prospective method recognizes the grant-date fair value of compensation for new awards granted after the effective date and unvested awards beginning in the fiscal period in which the recognition provision are first applied. Prior periods are not restated. The modified-retrospective method permits entities to restate prior periods by recognizing the compensation cost based on amounts previously reported in the pro forma footnote disclosure as required under FAS No. 123, “Accounting for Stock-Based Compensation” (“FAS No. 123”).

The Company early adopted the provisions of FAS No. 123R on January 1, 2005, using the modified-prospective method. Under the modified-prospective method, compensation cost recognized in 2005 includes: (a) compensation cost for all share-based payments granted prior to, but not yet vested as of January 1, 2005, based on the grant date fair value estimated in accordance with the original provisions of FAS No. 123, and (b) compensation cost for all share-based payments granted subsequent to January 1, 2005, based on the grant-date fair value in accordance with the provisions of FAS No. 123R. Results for prior periods are not restated. Prior to January 1, 2005, the Company applied the intrinsic value-based provisions set forth in Accounting Principles Board (“APB”) Opinion No. 25, “Accounting for Stock Issued to Employees” (“APB 25”), and related Interpretations, as permitted by FAS No.123. No stock based employee compensation cost was recognized in the Consolidated Statement of Operations during 2004, as all options granted during the year had an exercise price equal to the market value of the underlying common stock on the date of grant. All shares granted during 2005 and 2004 were those of ING, the Company’s ultimate parent. As a result of adopting FAS No. 123R, the Company’s net income for the year ended December 31, 2005, is $2.0 lower than if it had continued to account for share-based payments under APB 25. The fair value of shares granted during 2005 was $2.6 as of December 31, 2005, and will be expensed over a vesting period of 3 years. Prior to the adoption of FAS No. 123R, no modifications were made to outstanding options, and there were no significant changes of valuation methodologies as a result of the adoption of FAS No. 123R.

Accounting for Derivative Instruments and Hedging Activities

The Derivative Implementation Group (“DIG”), responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS No. 133”), issued Statement No. 133 Implementation Issue No. B36, “Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments” (“DIG B36”). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements, as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or a total return debt index, may be determined to contain embedded derivatives that are required to be bifurcated from the host instrument. The required date of adoption of DIG B36 for the Company was October 1, 2003. The adoption did not have an impact on the Company’s financial position, results of operations, or cash flows.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation No. 46, “Consolidation of Variable Interest Entities, an Interpretation of ARB No. 51” (“FIN 46”). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities (“VIEs”) and determining when a company should include the assets, liabilities, noncontrolling interests, and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited-liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

FIN 46R requires a VIE to be consolidated if a party with an ownership, contractual, or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE’s activities, is entitled to receive a majority of the VIE’s residual returns (if no party absorbs a majority of the VIE’s losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE’s assets, liabilities, and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46R also requires disclosures about VIEs that the variable interest holder is not required to consolidate but in which it has a significant variable interest.

The adoption of FIN 46R had no impact on the Company’s financial statements. The Company held investments in VIEs in the form of private placement securities, structured securities, securitization transactions, and limited partnerships with an aggregate fair value of $8.5 billion as of December 31, 2005 and 2004. These VIEs are held by the Company for investment purposes. Consolidation of these investments in the Company’s financial statements is not required as the Company is not the primary beneficiary for any of these VIEs. Book value as of December 31, 2005 and 2004 of $8.6 billion and $8.4 billion, respectively, represents the maximum exposure to loss on the investments in VIEs. In addition, the Company may be exposed to the loss of asset management fees it receives for some of these structures.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

New Accounting Pronouncements

Accounting for Certain Hybrid Financial Instruments

In February 2006, the FASB issued FAS No. 155, “Accounting for Certain Hybrid Financial Instruments – an amendment of FASB Statements No. 133 and 140” (“FAS No. 155”), which permits the application of fair value accounting to certain hybrid financial instruments in their entirety if they contain embedded derivatives that would otherwise require bifurcation under FAS No. 133. Under this approach, changes in fair value would be recognized currently in earnings. In addition, FAS No. 155 does the following:

• Clarifies which interest-only strips and principal-only strips are not subject to derivative accounting under FAS No. 133;

•      Requires that interests in securitized financial assets be analyzed to identify interests that are freestanding derivatives or that are hybrid instruments that contain embedded derivatives requiring bifurcation;

• Clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and
• Allows a qualifying special-purpose entity to hold derivative financial instruments that pertain to beneficial interests, other than another derivative financial instrument.

FAS No. 155 is effective for all instruments acquired, issued, or subject to a remeasurement event, occurring after the beginning of the first fiscal year that commences after September 15, 2006. The Company is in the process of determining the impact of FAS No. 155.

Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts

In September 2005, the American Institute of Certified Public Accountants issued Statement of Position 05-1, “Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts” (“SOP 05-1”), which states that when an internal replacement transaction results in a substantially changed contract, the unamortized deferred acquisition costs, unearned revenue liabilities, and deferred sales inducement assets, related to the replaced contract should not be deferred in connection with the new contract. Contract modifications that meet various conditions defined by SOP 05-1 and result in a new contract that is substantially unchanged from the replaced contract, however, should be accounted for as a continuation of the replaced contract.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverage, that occurs by the exchange of a contract for a new contract, by amendment, endorsement, or rider, to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 applies to internal replacements made primarily to contracts defined by FAS No. 60, “Accounting and Reporting by Insurance Enterprises” (“FAS No. 60”), as short-duration and long-duration insurance contracts, and by FAS No. 97, “Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments” (“FAS No. 97”), as investment contracts.

SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. The Company is in the process of determining the impact of adoption of SOP 05-1.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications (see Reclassification and Changes to Prior Year Presentation footnote).

During 2005, the Company revised the financial statement presentation for derivatives and certain revenues related to annuity contracts (see Derivatives and Revenue Recognition below).

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments, and other debt issues with a maturity of 90 days or less when purchased.

Investments

All of the Company’s fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in Shareholder’s equity, after adjustment for related changes in experience-rated contract allocations, deferred policy acquisition costs (“DAC”), value of business acquired (“VOBA”), and deferred income taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Other-Than-Temporary Impairments

The Company analyzes the general account investments to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Management considers the length of time and the extent to which fair value has been less than amortized cost, the issuer’s financial condition and near-term prospects, future economic conditions and market forecasts, and the Company’s intent and ability to retain the investment for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other-than-temporary impairment is considered to have occurred.

In addition, the Company invests in structured securities that meet the criteria of EITF Issue No. 99-20 “Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets” (“EITF 99-20”). Under EITF 99-20, a further determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company’s ability to recover the investment.

When a decline in fair value is determined to be other-than-temporary, the individual security is written down to fair value, and the loss is accounted for as a change in Net realized capital gains (losses).

Experience-Rated Products

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum principal and interest guarantees. Unamortized realized gains and losses on the sale of and unrealized capital gains and losses on investments supporting these products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets. Net realized capital gains (losses) on all other investments are reflected in the Consolidated Statements of Operations. Unrealized capital gains and losses on all other investments are reflected in Accumulated other comprehensive income (loss) in Shareholder’s equity, net of deferred acquisition costs and related income taxes.

Purchases and Sales

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Valuation

Fair values for fixed maturities are obtained from independent pricing services or broker-dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. The fair values for actively traded equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value, where applicable.

Mortgage loans on real estate are reported at amortized cost, less impairment write-downs. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan’s effective interest rate, or fair value of the collateral. If the loan is in foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in net realized capital gains. At December 31, 2005 and 2004, the Company had no allowance for mortgage loan credit losses.

Policy loans are carried at unpaid principal balances.

Short-term investments, consisting primarily of money market instruments and other fixed maturity issues purchased with an original maturity of 91 days to one year, are considered available-for-sale and are carried at fair value, which approximates amortized cost.

Derivative instruments are reported at fair value and are obtained internally from the derivative accounting system. The system uses key financial data, such as yield curves exchange rates, Standard & Poor’s (“S&P”) 500 Index prices, and London Inter Bank Offering Rates, which are obtained from third party sources and uploaded into the system. Embedded derivative instruments are reported at fair value based upon internally established valuations that are consistent with external valuation models or market quotations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements to increase the return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. Company policies require a minimum of 95% of the fair value of securities pledged under dollar rolls and repurchase agreement transactions to be maintained as collateral. Cash collateral received is invested in fixed maturities, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions is included in Securities pledged on the Consolidated Balance Sheets. The repurchase obligation related to dollar rolls and repurchase agreements is included in Borrowed money on the Consolidated Balance Sheets.

The Company also engages in reverse repurchase agreements. Reverse repurchase agreements are included in cash and cash equivalent on the Balance Sheets.

Securities Lending

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company’s guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Derivatives

The Company’s use of derivatives is limited mainly to hedging purposes to reduce the Company’s exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, and market risk. Generally, derivatives are not accounted for using hedge accounting treatment under FAS No. 133, as the Company has not historically sought hedge accounting treatment.

The Company enters into interest rate, equity market, credit market and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks associated with changes in value, yield, price, cash flow, or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also purchases options and futures on equity indexes to reduce and manage risks associated with its annuity products. Open derivative contracts are included in Other investments or Other liabilities, as appropriate, on the Consolidated Balance Sheets. Changes in the fair value of such derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During the fourth quarter of 2005, the Company revised the financial statement presentation of derivatives. Previously, asset balances and liability balances on open derivative contracts were netted and recorded in Other investments on the Balance Sheet. The Company now reports derivatives with asset balances in Other investments and derivatives with liability balances in Other liabilities. In addition, changes in the fair value of certain derivatives were previously recorded in Net investment income in the Statements of Operations. The total change in fair value of the derivatives is now reported in Net realized capital gains (losses). These revisions resulted in an increase in Other investments and Other liabilities of $29.5 and $27.2 at December 31, 2004 and 2003, respectively, as well as a reclassification of $(14.4) and $(11.9) from Net investment income to Net realized capital gains and losses at December 31, 2004 and 2003, respectively.

The Company also had investments in certain fixed maturity instruments, and has issued certain retail annuity products, that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets, or credit ratings/spreads.

Embedded derivatives within fixed maturity instruments are included in Fixed maturities on the Consolidated Balance Sheets, and changes in fair value are recorded in Net realized capital gains and losses in the Consolidated Statements of Operations.

Embedded derivatives within retail annuity products are included in Future policy benefits and claims reserves on the Consolidated Balance Sheets, and changes in the fair value are recorded in Interest credited and benefits to contractowners in the Consolidated Statements of Operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization. Such costs consist principally of certain commissions, underwriting, contract issuance, and certain agency expenses, related to the production of new and renewal business.

VOBA represents the outstanding value of in force business capitalized in purchase accounting when the Company was acquired and is subject to amortization. The value is based on the present value of estimated net cash flows embedded in the Company’s contracts.

FAS No. 97 applies to universal life and investment-type products, such as fixed and variable deferred annuities. Under FAS No. 97, DAC and VOBA are amortized, with interest, over the life of the related contracts in relation to the present value of estimated future gross profits from investment, mortality, and expense margins, plus surrender charges.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

For FAS No. 97 products, changes in assumptions can have a significant impact on DAC and VOBA balances and amortization rates. Several assumptions are considered significant in the estimation of future gross profits associated with variable deferred annuity products. One of the most significant assumptions involved in the estimation of future gross profits is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. Other significant assumptions include surrender and lapse rates, estimated interest spread, and estimated mortality.

Due to the relative size and sensitivity to minor changes in underlying assumptions of DAC and VOBA balances, the Company performs quarterly and annual analyses of DAC and VOBA for the annuity and life businesses, respectively. The DAC and VOBA balances are evaluated for recoverability.

At each evaluation date, actual historical gross profits are reflected and estimated future gross profits and related assumptions are evaluated for continued reasonableness. Any adjustment in estimated profit requires that the amortization rate be revised (“unlocking”) retroactively to the date of the policy or contract issuance. The cumulative unlocking adjustment is recognized as a component of current period amortization. In general, sustained increases in investment, mortality, and expense margins, and thus estimated future profits, lower the rate of amortization. However, sustained decreases in investment, mortality, and expense margins, and thus estimated future profits, increase the rate of amortization.

Reserves

The Company records as liabilities reserves to meet the Company’s future obligations under its variable annuity and fixed annuity products. Changes in, or deviations from, the assumptions used can significantly affect the Company’s reserve levels and related future operations.

Future policy benefits and claims reserves include reserves for deferred annuities and immediate annuities with and without life contingent payouts.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reserves for individual and group deferred annuity investment contracts and individual immediate annuities without life contingent payouts are equal to cumulative deposits less charges and withdrawals, plus credited interest thereon. Reserves interest rates vary by product and ranged from 1.5% to 7.8% for the years ended 2005, 2004, and 2003. Certain reserves also include unrealized gains and losses related to investments and unamortized realized gains and losses on investments for experience-rated contracts. Reserves on experienced rated contracts reflect the rights of contractowners, plan participants, and the Company. Reserves for group immediate annuities without life contingency payouts are equal to the discount value of the payment at the implied break-even rate.

Reserves for individual immediate annuities with life contingent payout benefits are computed on the basis of assumed interest discount rates, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, annuity type, year of issue, and policy duration. For the years 2005, 2004, and 2003, reserve interest rates ranged from 4.9% to 5.2%.

The Company’s domestic individual life insurance business was sold on October 1, 1998 via an indemnity reinsurance agreement. The Company includes an amount in Reinsurance recoverable on the Consolidated Balance Sheets, which equals the Company’s total individual life reserves.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

Certain variable annuity contracts offer guaranteed minimum death benefits (“GMDB”). The GMDB is provided in the event the customer’s account value at death is below the guaranteed value and is included in reserves.

Revenue Recognition

For most annuity contracts, charges assessed against contractowner funds for the cost of insurance, surrenders, expenses, and other fees are recorded as revenue as charges are assessed. Other amounts received for these contracts are reflected as deposits and are not recorded as premiums or revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected in both Premiums and Interest credited and other benefits to contractowners in the Consolidated Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

During 2005, the Company revised the Statement of Operations for the year ended December 31, 2003 to reflect the proper presentation of revenue related to annuity contracts. This revision resulted in a reclassification of $46.7 from Net investment income to Interest credited and other benefits to contractowners.

Premiums on the Consolidated Statements of Operations primarily represent amounts received for immediate annuities with life contingencies.

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractowners who bear the investment risk, subject, in limited cases, to certain minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractowners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contractowner or participant under a contract in shares of mutual funds that are managed by the Company or its affiliates, or in other selected mutual funds not managed by the Company or its affiliates.

Separate account assets and liabilities are carried at fair value and shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income, and net realized and unrealized capital gains and losses of the separate accounts, however, are not reflected in the Consolidated Statements of Operations (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Assets and liabilities of separate account arrangements that do not meet the criteria for separate presentation in the Consolidated Balance Sheets (primarily the guaranteed interest option), and revenue and expenses related to such arrangements, are consolidated in the financial statements with the general account. At December 31, 2005 and 2004, unrealized gains of $8.3 and $7.3, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to losses from its annuity insurance business. Reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the Company’s primary liability as the direct insurer of the risks. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial strength and credit rating of its reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company’s Consolidated Balance Sheets.

Of the Reinsurance recoverable on the Consolidated Balance Sheets, $2.8 billion and $2.9 billion at December 31, 2005 and 2004, respectively, is related to the reinsurance recoverable from Lincoln National Corporation (“Lincoln”) arising from the sale of the Company's domestic life insurance business in 1998 (see the Reinsurance footnote).

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

2.	Investments

Fixed Maturities and Equity Securities

Fixed maturities and equity securities, available-for-sale, as of December 31, 2005, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$504.1	$0.6	$8.4	$496.3
State, municipalities, and political
subdivisions	40.0	0.5	0.9	39.6

U.S. corporate securities:
Public utilities	1,260.3	24.1	16.8	1,267.6
Other corporate securities	5,981.9	109.8	89.7	6,002.0
Total U.S. corporate securities	7,242.2	133.9	106.5	7,269.6

Foreign securities:
Government	704.4	30.0	7.7	726.7
Other	1,815.5	41.8	28.8	1,828.5
Total foreign securities	2,519.9	71.8	36.5	2,555.2

Residential mortgage-backed securities	4,453.7	33.6	98.9	4,388.4
Commercial mortgaged-backed securities	2,099.1	29.7	27.0	2,101.8
Other asset-backed securities	1,151.3	5.8	19.9	1,137.2

Total fixed maturities, including
fixed maturities pledged	18,010.3	275.9	298.1	17,988.1
Less: fixed maturities pledged	1,260.8	5.2	18.4	1,247.6
Total fixed maturities	16,749.5	270.7	279.7	16,740.5
Equity securities	166.9	4.4	1.2	170.1

Total investments, available-for-sale	$16,916.4	$275.1	$280.9	$16,910.6

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Fixed maturities and equity securities, available-for-sale, as of December 31, 2004, were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Fixed maturities:
U.S. government and government
agencies and authorities	$197.3	$0.9	$0.9	$197.3
State, municipalities, and political
subdivisions	32.1	0.2	0.9	31.4

U.S. corporate securities:
Public utilities	1,207.6	50.0	5.0	1,252.6
Other corporate securities	5,846.5	275.0	25.4	6,096.1
Total U.S. corporate securities	7,054.1	325.0	30.4	7,348.7

Foreign securities:
Government	660.2	33.9	3.1	691.0
Other	1,656.4	78.4	6.1	1,728.7
Total foreign securities	2,316.6	112.3	9.2	2,419.7

Residential mortgage-backed securities	5,497.6	65.6	58.2	5,505.0
Commercial mortgaged-backed securities	1,491.2	73.2	4.4	1,560.0
Other asset-backed securities	1,354.6	22.6	13.7	1,363.5

Total fixed maturities, including fixed
maturities pledged to creditors	17,943.5	599.8	117.7	18,425.6
Less: fixed maturities pledged	1,258.8	18.0	2.5	1,274.3
Total fixed maturities	16,684.7	581.8	115.2	17,151.3
Equity securities	153.9	9.2	0.5	162.6

Total investments, available-for-sale	$16,838.6	$591.0	$115.7	$17,313.9

At December 31, 2005 and 2004, net unrealized (depreciation) appreciation of $(19.0) and $490.8, respectively, on total fixed maturities, including fixed maturities pledged to creditors, and equity securities, included $(48.6) and $357.5, respectively, related to experience-rated contracts, which were not reflected in Shareholder’s equity but in Future policy benefits and claim reserves.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Unrealized losses in fixed maturities at December 31, 2005, were primarily related to interest rate movement or spread widening and to mortgage and other asset-backed securities. Mortgage and other asset-backed securities include U.S. government backed securities, principal protected securities, and structured securities, which did not have an adverse change in cash flows. The following table summarizes the unrealized losses by duration and reason, along with the carrying amount of fixed maturities, including fixed maturities pledged to creditors in unrealized loss positions at December 31, 2005 and 2004.

		More than
		Six Months
	Less than	and less than	More than
2005	Six Months	Twelve Months	Twelve Months	Total

Interest rate or spread widening	$55.7	$33.9	$62.7	$152.3
Mortgage and other asset-backed securities	46.7	43.1	56.0	145.8
Total unrealized loss	$102.4	$77.0	$118.7	$298.1
Fair value	$5,936.2	$2,790.7	$2,643.6	$11,370.5

2004

Interest rate or spread widening	$9.5	$16.3	$15.6	$41.4
Mortgage and other asset-backed securities	28.3	18.4	29.6	76.3
Total unrealized loss	$37.8	$34.7	$45.2	$117.7
Fair value	$3,319.0	$1,795.0	$960.5	$6,074.5

Of the unrealized losses aged more than twelve months, the average market value of the related fixed maturities is 96% of the average book value. In addition, this category includes 515 securities, which have an average quality rating of AA-. No other-than-temporary impairment loss was considered necessary for these fixed maturities as of December 31, 2005.

Overall, there has been an increase in unrealized losses from December 31, 2004 to December 31, 2005. This increase is largely caused by an increase in interest rates, which tends to have a negative market value impact on fixed maturity securities. In accordance with FSP FAS No. 115-1, the Company considers the negative market impact of the interest rate changes, in addition to credit related items, when performing other-than-temporary impairment testing. As a part of this testing, the Company determines whether or not it has the ability and intent to retain the investments for a period of time sufficient to allow for recovery in fair value.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The amortized cost and fair value of total fixed maturities as of December 31, 2005, are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
	Cost	Value
Due to mature:
One year or less	$376.8	$376.3
After one year through five years	3,731.8	3,702.1
After five years through ten years	4,644.3	4,648.5
After ten years	1,553.3	1,633.8
Mortgage-backed securities	6,552.8	6,490.2
Other asset-backed securities	1,151.3	1,137.2
Less: fixed maturities pledged	1,260.8	1,247.6
Fixed maturities, excluding fixed maturities pledged	$16,749.5	$16,740.5

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company’s shareholder’s equity at December 31, 2005 or 2004.

At December 31, 2005 and 2004, fixed maturities with fair values of $11.0 and $10.9, respectively, were on deposit as required by regulatory authorities.

The Company has various categories of commercial mortgage obligations (“CMOs”) that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. At December 31, 2005 and 2004, approximately 1.2% and 4.1%, respectively, of the Company’s CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs, such as interest-only or principal-only strips.

Repurchase Agreements

The Company engages in dollar repurchase agreements (“dollar rolls”) and repurchase agreements. At December 31, 2005 and 2004, the carrying value of the securities pledged in dollar rolls and repurchase agreement transactions was $1,247.6 and $1,274.3, respectively. The repurchase obligation related to dollar rolls and repurchase agreements totaled $941.1 and $1,057.4 at December 31, 2005 and 2004, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The Company also engages in reverse repurchase agreements. At December 31, 2005, the carrying value of the securities in reverse repurchase agreements was $32.8. No amounts were engaged in reverse repurchase agreements during the year ended December 31, 2004.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2005 and 2004. The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Other-Than-Temporary Impairments

The following table identifies the Company’s other-than-temporary impairments by type for the years ended December 31, 2005, 2004, and 2003:

	2005		2004		2003
		No. of		No. of			No. of
	Impairment	Securities	Impairment	Securities	Impairment		Securities
U.S. corporate	$3.9	15	$-	-	$6.2		4
Residential mortgage-
backed	44.7	82	13.5	53	88.2		83
Foreign	0.3	1	-	-	-		-
U.S. Treasuries/Agencies	0.1	2	-	-	-		-
Equity securities	-	-	-	-	-	*	2
Limited partnerships	-	-	-	-	2.0		1
Total	$49.0	100	$13.5	53	$96.4		90

(1) Primarily U.S. denominated
* Less than $0.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The above schedule includes $5.7 in anticipated disposition write-downs related to investments that the Company does not have the intent and ability to retain for a period of time sufficient to allow for recovery in fair value, based upon the implementation of FSP FAS No. 115-1. The following table summarizes these write-downs recognized by type for the year ended December 31, 2005:

	2005
		No. of
	Impairment	Securities
U.S. corporate	$2.3	13
Residential mortgaged-backed	3.3	2
U.S. Treasuries/Agencies	0.1	2
Total	$5.7	$17

The remaining fair value of the fixed maturities with other-than-temporary impairments at December 31, 2005 and 2004 was $470.8 and $125.0, respectively.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed income securities or cost for equity securities. In certain situations new factors such as negative developments and subsequent credit deterioration can subsequently change the Company’s previous intent to continue holding a security.

Because of rising interest rates, continued asset-liability management strategies and on-going comprehensive reviews of the Company’s portfolios, changes were made in the fourth quarter of 2005 to the Company’s strategic asset allocations. In addition, the Company also pursued yield enhancement strategies. These changes primarily resulted in anticipated disposition write-downs totaling $5.7 of certain securities with unrealized loss positions due to a change in intent as to whether to hold these securities until recovery.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Investment Income

Sources of Net investment income were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Fixed maturities, available-for-sale	$978.9	$999.4	$997.4
Equity securities, available-for-sale	9.7	7.1	9.9
Mortgage loans on real estate	73.0	56.0	42.7
Policy loans	30.0	8.1	9.0
Short-term investments and
cash equivalents	2.7	2.4	1.8
Other	37.3	9.6	10.6
Gross investment income	1,131.6	1,082.6	1,071.4
Less: investment expenses	95.9	84.4	90.5
Net investment income	$1,035.7	$998.2	$980.9

Net Realized Capital Gains and Losses

Net realized capital gains (losses) are comprised of the difference between the carrying value of investments and proceeds from sale, maturity, and redemption, as well as losses incurred due to other-than-temporary impairment of investments and changes in fair value of derivatives. Net realized capital gains (losses) on investments for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Fixed maturities, available-for-sale	$5.2	$51.8	$124.2
Equity securities, available-for-sale	12.4	9.9	3.4
Derivatives	13.7	(10.2)	(31.1)
Other	(0.3)	1.3	(2.0)
Less: allocation to experience-rated contracts	9.0	42.0	43.9
Pretax net realized capital gains	$22.0	$10.8	$50.6
After-tax net realized capital gains	$14.3	$7.0	$32.9

Net realized capital gains (losses) allocated to experience-rated contracts were deducted from net realized capital gains and an offsetting amount was reflected in Future policy benefits and claim reserves on the Consolidated Balance Sheets. Net unamortized realized gains (losses) allocated to experienced-rated contractowners were $240.3, $233.4, and $213.7, at December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Proceeds from the sale of fixed maturities and equity securities, available-for-sale, and the related gross gains and losses, excluding those related to experience-related contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Proceeds on sales	$10,062.3	$10,236.3	$12,812.5
Gross gains	161.1	146.9	291.9
Gross losses	93.9	70.9	228.0

3.	Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, “Disclosures about Fair Value of Financial Instruments” (“FAS No. 107”). FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments, including insurance contracts, and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities, available-for-sale: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices or dealer quotes. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer, and cash flow characteristics of the security. Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees, and the Company's evaluation of the borrower's ability to compete in their relevant market. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Equity securities, available-for-sale: Fair values of these securities are based upon quoted market price. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion price, where applicable.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, Short-term investments under securities loan agreement, and Policy loans: The carrying amounts for these assets approximate the assets' fair values.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the individual securities in the separate accounts.

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily derivatives) approximates the fair values of the assets. Derivatives are carried at fair value on the Consolidated Balance Sheets.

Investment contract liabilities (included in Future policy benefits and claim reserves):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the contractowners upon demand. However, the Company has the right under such contracts to delay payment of withdrawals, which may ultimately result in paying an amount different than that determined to be payable on demand.

Liabilities related to separate accounts: Liabilities related to separate accounts are reported at full account value in the Company’s Consolidated Balance Sheets. Estimated fair values of separate account liabilities are equal to their carrying amount.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The carrying values and estimated fair values of certain of the Company’s financial instruments at December 31, 2005 and 2004, were as follows:

	2005		2004
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets:
Fixed maturities, available-for-sale
including securities pledged	$17,988.1	$17,988.1	$18,425.6	$18,425.6
Equity securities, available-for-sale	170.1	170.1	162.6	162.6
Mortgage loans on real estate	1,396.0	1,386.2	1,090.2	1,119.8
Policy loans	262.4	262.4	262.7	262.7
Cash, cash equivalents and
short-term investments under
securities loan agreement	530.6	530.6	406.6	406.6
Other investments	144.6	144.6	86.3	86.3
Assets held in separate accounts	35,899.8	35,899.8	33,310.5	33,310.5
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,772.7	1,886.3	2,106.0	2,028.2
Without a fixed maturity	14,936.4	14,896.0	13,884.9	13,845.6
Liabilities related to
separate accounts	35,899.8	35,899.8	33,310.5	33,310.5

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company’s management of interest rate, price, and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Derivative Financial Instruments

	Notional Amount		Fair Value
	2005	2004	2005	2004
Interest Rate Caps
Interest rate caps are used to manage the interest
rate risk in the Company’s fixed maturities portfolio.
Interest rate caps are purchased contracts that
provide the Company with an annuity in an
increasing interest rate environment.	$519.6	$527.8	$6.2	$5.9

Interest Rate Swaps
Interest rate swaps are used to manage the interest
rate risk in the Company's fixed maturities portfolio,
as well as the Company's liabilities. Interest rate
swaps represent contracts that require the exchange
of cash flows at regular interim periods, typically
monthly or quarterly.	2,060.0	1,766.0	10.3	2.1

Foreign Exchange Swaps
Foreign exchange swaps are used to reduce the risk
of a change in the value, yield, or cash flow with
respect to invested assets. Foreign exchange
swaps represent contracts that require the
exchange of foreign currency cash flows for
U.S. dollar cash flows at regular interim periods,
typically quarterly or semi-annually.	126.5	126.5	(23.7)	(28.4)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

	Notional Amount		Fair Value
	2005	2004	2005	2004
Credit Default Swaps
Credit default swaps are used to reduce the credit loss
exposure with respect to certain assets that the
Company owns, or to assume credit exposure to
certain assets that the Company does not own.
Payments are made to or received from the
counterparty at specified intervals and amounts
for the purchase or sale of credit protection.
In the event of a default on the underlying credit
exposure, the Company will either receive
an additional payment (purchased credit
protection) or will be required to make an additional
payment (sold credit protection) equal to the notional
value of the swap contract.	$70.5	$-	$(1.0)	$-

Total Return Swaps
Total return swaps are used to assume credit
exposure to a referenced index or asset pool.
The difference between different floating-rate
interest amounts calculated by reference to an
agreed upon notional principal amount is exchanged
with other parties at specified intervals.	36.0	-	0.1	-

Swaptions
Swaptions are used to manage interest rate risk in the
Company's CMOB portfolio. Swaptions are contracts
that give the Company the option to enter into an
interest rate swap at a specific future date.	175.0	-	-	-

Embedded Derivatives
The Company also has investments in certain fixed
maturity instruments that contain embedded derivatives
whose market value is at least partially determined by,
among other things, levels of or changes in domestic
and/or foreign interest rates (short- or long-term),
exchange rates, prepayment rates, equity rates, or
credit ratings/spreads.	NA*	NA*	(4.2)	(0.9)

*NA - not applicable.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

4.	Deferred Policy Acquisition Costs and Value of Business Acquired

Activity for the years ended December 31, 2005, 2004, and 2003, within DAC, was as follows:

Balance at January 1, 2003	$229.8
Deferrals of commissions and expenses	98.1
Amortization:
Amortization	(34.3)
Interest accrued at 5% - 7%	18.8
Net amortization included in the Consolidated Statements of Operations	(15.5)
Change in unrealized gains and losses on available -for-sale securities	(4.4)
Balance at December 31, 2003	308.0
Deferrals of commissions and expenses	123.5
Amortization:
Amortization	(43.5)
Interest accrued at 5% - 7%	24.3
Net amortization included in the Consolidated Statements of Operations	(19.2)
Change in unrealized gains and losses on available -for-sale securities	2.2
Balance at December 31, 2004	414.5
Deferrals of commissions and expenses	123.1
Amortization:
Amortization	(59.6)
Interest accrued at 5% - 7%	30.7
Net amortization included in the Consolidated Statements of Operations	(28.9)
Change in unrealized gains and losses on available -for-sale securities	3.7
Balance at December 31, 2005	$512.4

The estimated amount of DAC to be amortized, net of interest, is $33.2, $32.8, $30.1, $27.8, and $26.7, for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Activity for the years ended December 31, 2005, 2004, and 2003, within VOBA, was as follows:

Balance at January 1, 2003	$1,438.4
Deferrals of commissions and expenses	59.2
Amortization:
Amortization	(183.2)
Interest accrued at 5% - 7%	92.2
Net amortization included in the Consolidated Statements of Operations	(91.0)
Change in unrealized gains and losses on available -for-sale securities	8.8
Balance at December 31, 2003	1,415.4
Deferrals of commissions and expenses	50.1
Amortization:
Amortization	(200.5)
Interest accrued at 5% - 7%	92.3
Net amortization included in the Consolidated Statements of Operations	(108.2)
Change in unrealized gains and losses on available -for-sale securities	7.9
Balance at December 31, 2004	1,365.2
Deferrals of commissions and expenses	49.3
Amortization:
Amortization	(219.4)
Interest accrued at 5% - 7%	88.4
Net amortization included in the Consolidated Statements of Operations	(131.0)
Change in unrealized gains and losses on available -for-sale securities	10.9
Balance at December 31, 2005	$1,294.4

The estimated amount of VOBA to be amortized, net of interest, is $120.4, $107.0, $100.0, $96.2, and $92.9 for the years 2006, 2007, 2008, 2009, and 2010, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

Analysis of DAC/VOBA

Amortization of DAC and VOBA increased in 2005 primarily due to increased gross profits, which were driven by higher fixed and variable margins because of higher asset volume, partially offset by higher expenses. The Company revised long-term separate account return and certain contractholder withdrawal behavior assumptions, as well as reflected current experience during 2005, resulting in a deceleration of amortization of DAC and VOBA of $11.7.

During 2004, DAC and VOBA amortization increased principally due to higher actual gross profits, as a result of the margins earned on higher fixed and variable assets and fewer other-than-temporary impairments. The Company revised certain contractholder withdrawal behavior assumptions for its products during 2004, resulting in a deceleration of amortization of DAC and VOBA of $5.7.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

In 2003, the Company reset long-term assumptions for the separate account returns. The Company recorded a deceleration of amortization of $3.7, primarily due to improved market performance compared to expected.

5.	Dividend Restrictions and Shareholder’s Equity

The Company’s ability to pay dividends to its parent is subject to the prior approval of insurance regulatory authorities of the State of Connecticut for payment of any dividend, which, when combined with other dividends paid within the preceding twelve months, exceeds the greater of (1) ten percent (10%) of ILIAC’s statutory surplus at the prior year end or (2) ILIAC’s prior year statutory net gain from operations.

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

The Insurance Department of the State of Connecticut (the “Department”) recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States. Statutory net income was $221.6, $217.2, and $67.5, for the years ended December 31, 2005, 2004, and 2003, respectively. Statutory capital and surplus was $1,539.1 and $1,347.0 as of December 31, 2005 and 2004, respectively.

As of December 31, 2005, the Company did not utilize any statutory accounting practices that are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

6.	Additional Insurance Benefits and Minimum Guarantees

The Company calculates an additional liability for certain GMDBs in order to recognize the expected value of death benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2005, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $3.7 billion and $0.8, respectively. As of December 31, 2004, the separate account liability for guaranteed minimum benefits and the additional liability recognized related to minimum guarantees was $4.4 billion and $0.7, respectively.

The aggregate fair value of equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2005 and 2004 was $3.7 billion and $4.4 billion, respectively.

7.	Income Taxes

For taxable year 2005, ILIAC will file a consolidated federal income tax return with its (former) subsidiary, IICA. ILIAC’s consolidated group filings with IICA for taxable year 2005 and prior taxable periods is governed by a federal tax allocation agreement with IICA whereby ILIAC charges its subsidiary for federal taxes it would have incurred were it not a member of the consolidated group and credits IICA for losses at the statutory federal tax rate.

Income tax expense (benefit) included in the financial statements are as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Current tax (benefit) expense:
Federal	$(10.5)	$(3.8)	$37.9
State	-	-	1.1
Total current tax (benefit) expense	(10.5)	(3.8)	39.0
Deferred tax expense:
Federal	11.9	46.2	22.1
Total deferred tax expense	11.9	46.2	22.1
Total income tax expense	$1.4	$42.4	$61.1

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Income before income taxes and cumulative
effect of change in accounting principle	$245.9	$241.7	$215.7
Tax rate	35%	35%	35%
Income tax at federal statutory rate	86.1	84.6	75.5
Tax effect of:
State income tax, net of federal benefit	-	-	0.7
Dividend received deduction	(25.8)	(9.6)	(14.0)
IRS audit settlement	(58.2)	(33.0)	-
Transfer of mutual fund shares	-	-	-
Other	(0.7)	0.4	(1.1)
Income tax expense	$1.4	$42.4	$61.1

The tax effects of temporary differences that give rise to Deferred tax assets and Deferred tax liabilities at December 31, 2005 and 2004, are presented below:

	2005	2004
Deferred tax assets:
Insurance reserves	$275.5	$286.4
Unrealized gains allocable to
experience-rated contracts	17.0	125.1
Investments	23.3	-
Postemployment benefits	57.7	60.5
Compensation	37.6	35.5
Other	14.1	23.4
Total gross assets	425.2	530.9
Deferred tax liabilities:
Value of business acquired	(453.0)	(477.8)
Net unrealized capital gains	(31.8)	(161.3)
Deferred policy acquisition costs	(123.6)	(91.3)
Other	(0.1)	(9.8)
Total gross liabilities	(608.5)	(740.2)
Net deferred income tax liability	$(183.3)	$(209.3)

Net unrealized capital gains and losses are presented as a component of Other comprehensive income (loss) in Shareholder’s equity, net of deferred taxes.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Under prior law, life insurance companies were allowed to defer from taxation a portion of income. The deferred income was accumulated in the Policyholders’ Surplus Account and only becomes taxable under certain conditions, which management believes to be remote. Furthermore, the American Jobs Creation Act of 2004 allows certain tax-free distributions from the Policyholders’ Surplus Account during 2005 and 2006. Therefore, based on currently available information, no federal income taxes have been provided on the Policyholders’ Surplus Account accumulated balance of $17.2.

Valuation allowances are provided when it is considered more likely than not that deferred tax assets will not be realized. No valuation allowance has been established at this time, as management believes the above conditions presently do not exist.

The Company establishes reserves for possible proposed adjustments by various taxing authorities. Management believes there are sufficient reserves provided for, or adequate defenses against any such adjustments.

The Internal Revenue Service (“IRS”) has completed its examination of the Company’s returns through tax year 2001. The current and prior period provisions reflect non-recurring favorable adjustments resulting from a reduction in the tax liability that no longer needs to be provided based on the results of the current IRS examination, monitoring the activities of the IRS with respect to certain issues with other taxpayers, and the merits of the positions. The IRS has commenced examination of the Company’s returns for tax years 2002 and 2003. There are also various state audits in progress.

8.	Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation (“ING North America”) sponsors the ING Americas Retirement Plan (the “Retirement Plan”), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company’s employees other than Company agents. The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees’ participation in the Retirement Plan were $21.4, $19.0, and $15.1, for 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Defined Contribution Plan

ING North America sponsors the ING Americas Savings Plan and ESOP (the “Savings Plan”). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company’s employees other than Company agents. Career Agents are certain, full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan (“ESOP”) component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges to operations of the Company for the Savings Plan were $8.5, $8.0, and $7.1, in 2005, 2004, and 2003, respectively, and are included in Operating expenses in the Statements of Operations.

Non-Qualified Retirement Plans

Through December 31, 2001, the Company, in conjunction with ING North America, offered certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the “SERPs”). Benefit accruals under the SERPs ceased, effective as of December 31, 2001. Benefits under the SERPs are determined based on an eligible employee’s years of service and average annual compensation for the highest five years during the last ten years of employment.

The Company, in conjunction with ING North America, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the “Agents Non-Qualified Plan”). This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan (“Career Agents”). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and ING North America. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

Obligations and Funded Status

The following tables summarize the benefit obligations, fair value of plan assets, and funded status, for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005 and 2004.

	2005	2004
Change in Benefit Obligation:
Defined benefit obligation, January 1	$104.1	$101.6
Service cost	-	-
Interest cost	6.0	5.9
Benefits paid	(9.7)	(16.2)
Plan amendment	-	0.3
Actuarial loss on obligation	6.4	12.5
Defined benefit obligation, December 31	$106.8	$104.1

Fair Value of Plan Assets:
Fair value of plan assets, December 31	$-	$-

Funded Status:
Funded status at December 31	$(106.8)	$(104.1)
Unrecognized past service cost	0.4	0.6
Unrecognized net loss	22.8	15.6
Net amount recognized	$(83.6)	$(87.9)

Amounts recognized in the Consolidated Balance Sheet consist of:

Accrued benefit cost	$(101.8)	$(105.2)
Intangible assets	0.4	0.6
Accumulated other comprehensive income	17.8	16.7
Net amount recognized	$(83.6)	$(87.9)

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

At December 31, 2005 and 2004, the accumulated benefit obligation was $106.8 and $107.7, respectively.

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2005 and 2004 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2005	2004
Discount rate at beginning of period	6.00%	6.25%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries (particularly the Citigroup Pension Discount Curve), including a discounted cash flow analysis of the Company’s pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of ING Americas’ Retirement Plan. Based upon all available information, it was determined that 5.50% was the appropriate discount rate as of December 31, 2005, to calculate the Company’s accrued benefit liability. Accordingly, as prescribed by SFAS No. 87, “Employers’ Accounting for Pensions”, the 5.50% discount rate will also be used to determine the Company’s 2006 pension expense. December 31 is the measurement date for the SERP’s and Agents Non-Qualified Plan.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2005	2004	2003
Discount rate	6.00%	6.25%	6.75%
Rate of increase in compensation levels	4.00%	3.75%	3.75%

The weighted average assumptions used in calculating the net pension cost for 2005 were as indicated above (6.00% discount rate, 4.00% rate of compensation increase). Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2005, 2004, and 2003, were as follows:

	2005	2004	2003
Interest cost	$6.0	$5.9	$6.9
Net actuarial loss recognized
in the year	1.3	-	0.9
Unrecognized past service cost
recognized in the year	0.2	0.2	0.2
The effect of any curtailment or settlement	0.3	0.1	-
Net periodic benefit cost	$7.8	$6.2	$8.0

Cashflows

There are no 2006 employer expected contributions. Future expected benefit payments related to the SERPs, and Agents Non-Qualified Plan, for the years ended December 31, 2006 through 2010, and thereafter through 2015, are estimated to be $13.5, $13.6, $13.2, $9.8, $9.6, and $30.2, respectively.

Other

On October 4, 2004, the President signed into law The Jobs Creation Act (“Jobs Act”). The Jobs Act affects nonqualified deferred compensation plans, such as the Agents Nonqualified Plan. ING North America will make changes to impacted nonqualified deferred compensation plans, as necessary to comply with the requirements of the Jobs Act.

Other Benefit Plans

In addition, the Company, in conjunction with ING North America, sponsors the following benefit plans:

•         The ING 401(k) Plan for ILIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. The Company match equals 50% of a participant’s pre-tax deferral contribution, with a maximum company match of 3% of the participant’s pay.

•         The Producers’ Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

• The Producers’ Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

•         Certain health care and life insurance benefits for retired employees and their eligible dependents. The post retirement health care plan is contributory, with retiree contribution levels adjusted annually. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2005, 2004, and 2003, were not significant.

9.	Related Party Transactions

Operating Agreements

ILIAC has certain agreements whereby it incurs expenses with affiliated entities. The agreements are as follows:

•        Investment Advisory agreement with ING Investment Management LLC (“IIM”), an affiliate, in which IIM provides asset management, administrative, and accounting services for ILIAC’s general account. ILIAC records a fee, which is paid quarterly, based on the value of the general account AUM. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $61.7, $58.8, and $53.8, respectively.

•        Services agreement with ING North America for administrative, management, financial, and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, expenses were incurred in the amounts of $138.5, $132.9, and $136.4, respectively.

•        Services agreement between ILIAC and its U.S. insurance company affiliates dated January 1, 2001, and amended effective January 1, 2002. For the years ended December 31, 2005, 2004, and 2003, net expenses related to the agreement were incurred in the amount of $17.8, $8.6, and $19.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company’s expense and cost allocation methods.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the “Company Funds”). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. ILIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay ILIAC a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts amounted to $263.0, $209.2, and $201.4 (excludes fees paid to Aeltus Investment Management, Inc., now known as ING Investment Management Co.) in 2005, 2004, and 2003, respectively.

Financing Agreements

ILIAC maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. (“ING AIH”), an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, either party can borrow up to 3% of ILIAC’s statutory admitted assets as of the preceding December 31 from the other. Interest on any ILIAC borrowings is charged at the rate of ING AIH’s cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.7, $0.2, and $0.1, for the years ended December 31, 2005, 2004, and 2003, respectively, and earned interest income of $1.0, $1.3, and $0.9, for the years ended December 31, 2005, 2004, and 2003, respectively. At December 31, 2005 and 2004, respectively, ILIAC had $131.0 and $25.0 receivable from ING AIH under this agreement.

Note with Affiliate

On December 29, 2004, ING USA Annuity and Life Insurance Company (“ING USA”) issued surplus notes in the aggregate principal amount of $400.0 (the “Notes”) scheduled to mature on December 29, 2034, to its affiliates, ILIAC, ReliaStar Life Insurance Company (“ReliaStar Life”), and Security Life of Denver International Limited (“SLDI”), in an offering that was exempt from the registration requirements of the Securities Act of 1933. ILIAC’s $175.0 notes receivable from ING USA bears interest at a rate of 6.26% per year. Any payment of principal and/or interest is subject to the prior approval of the Iowa Insurance Commissioner. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income for the year ended December 31, 2005 was $11.1 and minimal for the year ended December 31, 2004.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Tax Sharing Agreement

ILIAC has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax, or other tax return on a consolidated, combined, or unitary basis.

Capital Transactions

ILIAC paid a cash dividend of $70.0 to Lion in 2004 and did not pay any cash dividends to Lion in 2003 and 2005. In March 2006, ILIAC paid a cash dividend of $131.0 to Lion.

ILIAC did not receive capital contributions from Lion in 2005 and 2004, and received $230.0 in capital contributions from Lion during 2003.

10.	Financing Agreements

ILIAC maintains a $100.0 uncommitted, perpetual revolving note facility with the Bank of New York ("BONY"). Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by BONY to ILIAC for the borrowing. Under this agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2005 and 2004, ILIAC did not have any amounts outstanding under the revolving note facility.

ILIAC also maintains a $75.0 uncommitted line-of-credit agreement with PNC Bank (“PNC”), effective December 19, 2005. Borrowings are guaranteed by ING AIH, with maximum aggregate borrowings outstanding at anytime to ING AIH and its affiliates of $75.0. Interest on any of ILIAC’s borrowing accrues at an annual rate equal to a rate quoted by PNC to ILIAC for the borrowing. Under this agreement, ILIAC incurred no interest expense for the year ended December 31, 2005. As December 31, 2005, ILIAC did not have any amounts outstanding under the line-of-credit agreement.

Prior to September 30, 2005, ILIAC also maintained a $125.0 uncommitted revolving note facility with SunTrust Bank, Atlanta. Under the agreement, ILIAC incurred minimal interest expense for the years ended December 31, 2005, 2004, and 2003. At December 31, 2004, ILIAC had no outstanding balances under this facility.

Also see Financing Agreements in the Related Party Transactions footnote.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

11.	Reinsurance

At December 31, 2005, the Company had reinsurance treaties with 6 unaffiliated reinsurers and 1 affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1.0 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to contractowners.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

The Company has assumed $25.0 of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $17.8 and $19.3 were maintained for this contract as of December 31, 2005 and 2004, respectively.

Reinsurance ceded in force for life mortality risks were $24.2 and $26.1 at December 31, 2005 and 2004, respectively. At December 31, 2005 and 2004, net receivables were comprised of the following:

	2005	2004
Claims recoverable from reinsurers	$2,806.6	$2,903.0
Payable for reinsurance premiums	(1.7)	(0.9)
Reinsured amounts due to an
unaffiliated reinsurer	(0.3)	0.2
Reserve credits	1.1	1.5
Other	(9.0)	(2.5)
Total	$2,796.7	$2,901.3

Included in the accompanying financial statements are net policy benefit recoveries of $13.1, $19.3, and $22.5, for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Premiums and Interest credited and other benefits to contractowners included the following premiums ceded and reinsurance recoveries for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Premiums ceded under reinsurance	$215.7	$245.4	$265.2
Reinsurance recoveries	350.5	375.9	366.7

12.	Commitments and Contingent Liabilities

Leases

The Company leases its office space and certain other equipment under various operating leases, the latest term of which expires in 2011.

For the years ended December 31, 2005, 2004, and 2003, rent expense for leases was $17.4, $17.2, and $18.1, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2006 through 2009 are estimated to be $17.0, $15.6, $2.6, and $1.5, respectively, and $0.7 thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans, or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2005, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $516.7, $398.0 of which was with related parties. At December 31, 2004, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $778.2, $440.4 of which was with related parties. During 2005 and 2004, $42.4 and $19.8, respectively, was funded to related parties under off-balance sheet commitments.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Litigation

The Company is involved in threatened or pending lawsuits/arbitrations arising from the normal conduct of business. Due to the climate in insurance and business litigation/arbitration, suits against the Company sometimes include claims for substantial compensatory, consequential, or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits/arbitrations, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits/arbitrations will not have a materially adverse effect on the Company’s operations or financial position.

Other Regulatory Matters

Regulatory Matters

As with many financial services companies, the Company and its affiliates have received informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the financial services industry. In each case, the Company and its affiliates have been and are providing full cooperation.

Investment Product Regulatory Issues

Since 2002, there has been increased governmental and regulatory activity relating to mutual funds and variable insurance products. This activity has primarily focused on inappropriate trading of fund shares; revenue sharing and directed brokerage; compensation; sales practices, suitability, and supervision; arrangements with service providers; pricing; compliance and controls; adequacy of disclosure; and document retention.

In addition to responding to governmental and regulatory requests on fund trading issues, ING management, on its own initiative, conducted, through special counsel and a national accounting firm, an extensive internal review of mutual fund trading in ING insurance, retirement, and mutual fund products. The goal of this review was to identify any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

The internal review identified several isolated arrangements allowing third parties to engage in frequent trading of mutual funds within the variable insurance and mutual fund products of certain affiliates of the Company, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Each of the arrangements has been terminated and disclosed to regulators, to the independent trustees of ING Funds (U.S.) and in Company reports previously filed with the Securities and Exchange Commission (“SEC”) pursuant to the Securities Exchange Act of 1934, as amended.

In September 2005, an affiliate of the Company, ING Fund Distributors, LLC (“IFD”) and one of its registered persons settled an administrative proceeding with the National Association of Securities Dealers (“NASD”) in connection with frequent trading arrangements. IFD neither admitted nor denied the allegations or findings and consented to certain monetary and non-monetary sanctions. IFD’s settlement of this administrative proceeding is not material to the Company.

Other regulators, including the SEC and the New York Attorney General, are also likely to take some action with respect to certain ING affiliates before concluding their investigations relating to fund trading. The potential outcome of such action is difficult to predict but could subject certain affiliates to adverse consequences, including, but not limited to, settlement payments, penalties, and other financial liability. It is not currently anticipated, however, that the actual outcome of any such action will have a material adverse effect on ING or ING’s U.S.-based operations, including the Company.

ING has agreed to indemnify and hold harmless the ING Funds from all damages resulting from wrongful conduct by ING or its employees or from ING’s internal investigation, any investigations conducted by any governmental or self-regulatory agencies, litigation or other formal proceedings, including any proceedings by the SEC. Management reported to the ING Funds Board that ING management believes that the total amount of any indemnification obligations will not be material to ING or ING’s U.S.-based operations, including the Company.

Insurance and Other Regulatory Matters

The New York Attorney General and other federal and state regulators are also conducting broad inquiries and investigations involving the insurance industry. These initiatives currently focus on, among other things, compensation and other sales incentives; potential conflicts of interest; potential anti-competitive activity; reinsurance; marketing practices; specific product types (including group annuities and indexed annuities); and disclosure. It is likely that the scope of these industry investigations will further broaden before they conclude. The Company and certain of its U.S. affiliates have received formal and informal requests in connection with such investigations, and are cooperating fully with each request for information.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

These initiatives may result in new legislation and regulation that could significantly affect the financial services industry, including businesses in which the Company is engaged.

In light of these and other developments, U.S. affiliates of ING, including the Company, periodically review whether modifications to their business practices are appropriate.

13.	Accumulated Other Comprehensive Income

Shareholder’s equity included the following components of Accumulated other comprehensive income as of December 31, 2005 and 2004.

	2005	2004	2003
Net unrealized capital gains (losses):
Fixed maturities, available-for-sale	$(22.2)	$482.1	$615.1
Equity securities, available-for-sale	3.2	8.7	13.8
Derivatives	4.2	-	3.7
DAC/VOBA adjustment on
available-for-sale securities	5.1	(9.5)	(19.6)
Sales inducements amortization adjustment
on available-for-sale securities	0.1	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other investments (primarily
limited partnerships)	1.2	1.3	57.3
Less: allocation to experience-rated
contracts	(48.6)	357.5	491.5
Subtotal	16.6	125.0	178.8
Less: deferred income taxes	10.3	41.2	62.8
Net unrealized capital gains	6.3	83.8	116.0
Minimum pension liability, net of tax	(11.6)	(16.7)	-
Accumulated other comprehensive (loss)
income	$(5.3)	$67.1	$116.0

Net unrealized capital (losses) gains allocated to experience-rated contracts of $(48.6) and $357.5 at December 31, 2005 and 2004, respectively, are reflected on the Consolidated Balance Sheets in Future policy benefits and claims reserves and are not included in Shareholder’s equity.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

Changes in Accumulated other comprehensive income related to changes in net unrealized capital gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003.

	2005	2004	2003
Fixed maturities, available-for-sale	$(504.3)	$(133.0)	$(125.8)
Equity securities, available-for-sale	(5.5)	(5.1)	17.9
Derivatives	4.2	(3.7)	3.7
DAC/VOBA adjustment on available-for-sale securities	14.6	10.1	4.4
Sales inducements amortization adjustment
available-for-sale securities	0.2	(0.1)	-
Premium deficiency reserve adjustment	(23.6)	-	-
Other	(0.1)	(56.0)	25.9
Less: allocation to experience-rated contracts	(406.1)	(134.0)	(71.6)
Subtotal	(108.4)	(53.8)	(2.3)
Deferred income taxes	(30.9)	(21.6)	(0.8)
Net change in unrealized
capital losses	$(77.5)	$(32.2)	$(1.5)

Changes in Accumulated other comprehensive income, net of DAC/VOBA and tax, related to changes in net unrealized gains and losses on securities, including securities pledged and excluding those related to experience-rated contracts, were as follows for the years ended December 31, 2005, 2004, and 2003:

	2005	2004	2003
Net unrealized holding losses arising
during the year (1)	$(38.2)	$(1.8)	$(31.9)
Less: reclassification adjustment for gains
(losses) and other items included in net income(2)	39.3	30.4	(30.4)
Net unrealized losses on securities	$(77.5)	$(32.2)	$(1.5)

(1)	Pretax unrealized holding losses arising during the period were $(53.4), $(3.0), and $(48.9), for the years ended December 31, 2005, 2004, and 2003, respectively.
(2)	Pretax reclassification adjustments for gains (losses) and other items included in net income were $55.0, $50.8, and $(46.6), for the years ended December 31, 2005, 2004, and 2003, respectively.

ING Life Insurance and Annuity Company and Subsidiary

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

(Dollar amount in millions, unless otherwise stated)

14.	Reclassifications and Changes to Prior Year Presentation

Statements of Cash Flows

During 2005, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2003 to reflect the correct balances, primarily related to short-term loans. As the Company has determined these changes as immaterial, the Statements of Cash Flows for the year ended December 31, 2003 has not been labeled as restated. The following table summarizes the adjustments:

	Previously
2004	Reported	Adjustment	Revised

Net cash provided by operating activities	$1,021.7	$(22.4)	$999.3
Net cash used in investing activities	(543.2)	5.9	(537.3)
Net cash used in financing activities	(349.0)	16.4	(332.6)

2003

Net cash provided by operating activities	$1,058.3	$55.9	$1,114.2
Net cash used in investing activities	(2,043.5)	(14.4)	(2,057.9)
Net cash used in financing activities	977.6	(41.4)	936.2

Form No. SAI.75988-06	ILIAC Ed. April 2006

VARIABLE ANNUITY ACCOUNT C

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Registered Public Accounting Firm
-	Statements of Assets and Liabilities as of December 31, 2005
-	Statements of Operations for the year ended December 31, 2005
-	Statements of Changes in Net Assets for the years ended December 31, 2005 and 2004
-	Notes to Financial Statements
Consolidated Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Registered Public Accounting Firm
-	Consolidated Statements of Operations for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Balance Sheets as of December 31, 2005 and 2004
-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2005, 2004 and 2003
-	Consolidated Statements of Cash Flows for the years ended December 31, 2005, 2004 and 2003
-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C • Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
	(2)	Not applicable
	(3.1)	Standard Form of Broker-Dealer Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(3.2)

Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

	(3.3)	Confirmation of Underwriting Agreement • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.
(4.1)

Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB) • Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 1996.

(4.2)	Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.
(4.3)	Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.
(4.4)

Contract Schedule IMSIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.5)

Contract Schedule IROIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.6)

Contract Schedule IROPIRA-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.7)

Contract Schedule IMSIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.8)

Contract Schedule IROIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.9)

Contract Schedule IROPIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.10)

Endorsement EIRA-ROTH-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.11)

Endorsement EIRA-ROTH-03 to Variable Annuity Contract IRA-CDA-03 • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(4.12)

Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75988), as filed on December 30, 2003.

(4.13)

Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75988), as filed on December 30, 2003.

(4.14)

Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75988), as filed on September 15, 1998.

(4.15)

Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.

(4.16)

Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.

(4.17)

Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(4.18)

Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999.

(4.19)

Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 2002.

(4.20)

Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999.

(4.21)

Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999.

(4.22)

Endorsement EIRAGMDB-04 to Contracts IRA-CDA-IC and IP-CDA-IB • Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement Form N-4 (File No. 33-75988), as filed on February 19, 2004.

(5.1)	Variable Annuity Contract Application (304.00.1A) • Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 33-75988), as filed on October 30, 1997.
(5.2)	Variable Annuity Contract Application (703.00.1A) • Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 18, 1997.
(5.3)	Variable Annuity Contract Application (75988-97) • Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 20, 1998.
(5.4)	Variable Annuity Contract Application (75988-04) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.
(5.5)

Variable Annuity Contract Application (75988-04)(NY) • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.

(6.1)

Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company • Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.

(6.2)

Amended and Restated By-Laws of ING Life Insurance and Annuity Company, effective January 1, 2005 • Incorporated by reference to the ILIAC 10-Q, as filed on May 13, 2005 (File No. 033-23376, Accession No. 0001047469-05-014783).

(7)	Not applicable
(8.1)

Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.3)

First Amendment dated November 17, 2000 to Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.4)

Amendment dated July 12, 2002 to Participation Agreement dated as of June 20, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (33-75988), as filed on April 13, 2004.

(8.5)

Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.

(8.6)

First Amendment dated October 1, 2000 to the Service Agreement dated June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc. • Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.

(8.7)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on June 8, 1998.

(8.8)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and, Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.9)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.10)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.11)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.12)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.

(8.13)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc., on behalf of each of its series, Aetna Variable Portfolios, Inc., on behalf of each of its series, and Aeltus Investment Management, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement n Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.14)

Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.15)

Amendment dated November 4, 1998 and effective as of October 15, 1998 to Service Agreement effective as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.16)

Second Amendment dated February 11, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.17)

Third Amendment dated May 1, 2000 to Service Agreement effective as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.

(8.18)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.19)

Participation Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company, Alliance Fund, and Alliance Capital Management L.P. • Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(8.20)

Service Agreement effective as of March 1, 2000 among Aetna Life Insurance and Annuity Company and Alliance Capital Management L.P.• Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305), as filed on April 26, 2000.

(8.21)

Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.22)

Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.

(8.23)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.24)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.25)

Sixth Amendment dated as of November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.

(8.26)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.27)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.28)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.

(8.29)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.

(8.30)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.

(8.31)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.

(8.32)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.33)

Service Agreement effective as of June 1, 2002 by and between Fidelity Investments Institutional Operations Company, Inc., and ING Financial Advisers, LLC • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.34)

Service Contract effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity Distributors Corporation • Incorporated by reference to Post-Effective Amendment No. 33 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 5, 2004.

(8.35)

Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.36)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.

(8.37)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 13, 2004.

(8.38)

Third Amendment dated May 3, 2004 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 and December 10, 2003 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc. and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 12, 2005.

(8.39)

Administrative Services Agreement dated as of July 20, 2001 between Franklin Templeton Services, LLC, Aetna Life Insurance and Annuity Company and Aetna Insurance Company of America • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.40)

Amended and Restated Administrative Services Agreement executed as of October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity and Life Insurance Company and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.41)

Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.42)

Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.43)

Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.44)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc. • Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.

(8.45)

Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.

(8.46)

Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc. • Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.

(8.47)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.48)

Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust) • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.49)

Participation Agreement dated as of May 1, 2004 among ING Life Insurance and Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance Trust, PA Distributors LLC • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.50)

Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance Trust (the "Trust") and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company (Administrative) • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.51)

Services Agreement effective as of May 1, 2004 between Pacific Investment Management Company LLC (“PIMCO”) and ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.52)

Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.

(8.53)

Amendment dated May 1, 2004 to Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 13, 2005.

(8.54)

Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.55)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.56)

Amendment dated May 1, 2003 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.57)

Amendment dated November 1, 2004 between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002 and May 1, 2003 • Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on April 1, 2005.

(8.58)

Amendment dated April 29, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.59)

Amendment dated August 31, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.60)

Amendment dated December 7, 2005 to the Participation Agreement between ING Partners, Inc., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC dated as of November 28, 2001 and subsequently amended on March 5, 2002, May 1, 2003, November 1, 2004, April 29, 2005, and August 31, 2005 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.61)

Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.62)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001 • Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.

(8.63)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002 • Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.

(8.64)

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.

(8.65)

Amendment dated April 29, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003 and November 1, 2004 • Incorporated by reference to Post-Effective Amendment No. 32 to Registration Statement on Form N-4 (File No. 33-81216), as filed on April 11, 2006.

(8.66)

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005.

(8.67)

Fund Participation Agreement effective as of May 1, 2004 between Wanger Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(8.68)

Service Agreement with Investment Adviser effective as of May 1, 2004 between Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity Company, ING Insurance Company of America, and ReliaStar Life Insurance Company • Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable

(13.1)

Powers of Attorney • Incorporated herein by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-1 for ING Life Insurance and Annuity Company as filed with the Securities and Exchange Commission on April 10, 2006 (File No. 333-130833).

(13.2)	Authorization for Signatures • Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.

Item 25.	Directors and Officers of the Depositor*

Name and Principal Business Address	Positions and Offices with Depositor
Thomas J. McInerney[1]	Director and Chairman
Kathleen A. Murphy[2]	Director
Catherine H. Smith[2]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Executive Vice President and Chief Financial Officer
Brian D. Comer[2]	President
Steven T. Pierson[1]	Senior Vice President and Chief Accounting Officer
Sue A. Collins[2]	Senior Vice President, Chief Actuary and Appointed Actuary
Boyd G. Combs[1]	Senior Vice President, Tax
Shaun P. Mathews[2]	Senior Vice President
David S. Pendergrass[1]	Senior Vice President and Treasurer
Stephen J. Preston[3]	Senior Vice President
Harry N. Stout[3]	Senior Vice President
Virginia Carman[2]	Vice President
Todd Modic[4]	Vice President
Robert S. Naka[4]	Vice President
Joseph M. O’Donnell[4]	Vice President
Carl Steinhilber[1]	Vice President
Therese M. Squillacote[2]	Vice President and Compliance Officer
Matthew Condos[2]	Actuary
William Leslie[2]	Actuary

Cheryl Poulin[2]	Actuary
Joy M. Benner[5]	Secretary

*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of these directors and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these directors is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380-1478.
4	The principal business address of these officers is 7337 E. Doubletree Ranch Road, Scottsdale, Arizona 85258.
5	The principal business address of this officer is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

Item 26.	Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 32 to Registration Statement on Form N-4 for Variable Annuity Account C of ING Life Insurance and Annuity Company (File No. 033-81216), as filed on April 11, 2006.

Item 27.	Number of Contract Owners

As of February 28, 2006 there were 677,944 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 28.	Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(3); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

Section 33-777 of the statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. The policy provides for the following types of coverage: errors and omissions, directors and officers, employment practices, fiduciary and fidelity.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29.	Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC, Variable Annuity Account I of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company

(a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 4225 Executive Square La Jolla, California 92037	Director and President
Brian D. Comer[1]	Director and Senior Vice President
William L. Lowe[1]	Director and Senior Vice President
Kathleen A. Murphy[1]	Senior Vice President
Marie M. Augsberger[1]	Senior Vice President
Boyd G. Combs[2]	Senior Vice President, Tax
William Jasien[3]	Senior Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Senior Vice President
Susan J. Stamm[1]	Chief Financial Officer
Mark Appel 200 North Sepulveda Boulevard El Segundo, California	Vice President
Pamela Mulvey Barcia[1]	Vice President
Robert H. Barley[1]	Vice President

David A. Brounley[1]	Vice President
Anthony V. Camp, Jr.[1]	Vice President
Mary Kathleen Carey-Reid[1]	Vice President
Nancy D. Clifford[1]	Vice President
James Dake[1]	Vice President
William P. Elmslie New York, New York	Vice President
Joseph J. Elmy[2]	Vice President, Tax
Brian K. Haendiges[1]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
David Kelsey[1]	Vice President
Christina Lareau[1]	Vice President
George D. Lessner Richardson, Texas	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[2]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President

Scott T. Neeb[4]	Vice President
David Pendergrass[2]	Vice President and Treasurer
Ethel Pippin[1]	Vice President
Srinivas D. Reddy[1]	Vice President
Dawn M. Peck[2]	Vice President, Assistant Treasurer and Assistant Secretary
Deborah Rubin[3]	Vice President
Todd Smiser Lisle, Illinois	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[1]	Vice President
Bess B. Twyman[1]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
O. V. Williams 444 Seabreeze Blvd. Daytona Beach, FL 32114	Vice President
Forrest R. Wilson 2202 N. Westshore Blvd. Tampa, Florida 33607	Vice President
Judeen T. Wrinn[1]	Vice President
Therese M. Squillacote[1]	Vice President and Chief Compliance Officer
Paula Cludray-Engelke[5]	Secretary
Diana R. Cavender[5]	Assistant Secretary
Loralee A. Renelt[5]	Assistant Secretary

Edwina P. J. Steffer[5]	Assistant Secretary
John F. Todd[1]	Assistant Secretary
Glenn A. Black[2]	Tax Officer
Terry L. Owens[2]	Tax Officer
James Taylor[2]	Tax Officer

1	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
2	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
3	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
4	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter:

(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC				$36,978,063.93

*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2005.

Item 30.	Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, Georgia 30327-4390.

Item 31.	Management Services

Not applicable

Item 32.	Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d)

during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the “Guarantee”). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company’s long-term debt as issued by Standard & Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75988) and has duly cause this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 11th day of April, 2006.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY
(Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(Depositor)
By:	Brian D. Comer*
Brian D. Comer President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 37 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title		Date

Brian D. Comer*	President	)
Brian D. Comer	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April
Thomas J. McInerney		)	11, 2006
)
Kathleen A. Murphy*	Director	)
Kathleen A. Murphy		)
)
Catherine H. Smith*	Director	)
Catherine H. Smith		)
)
Jacques de Vaucleroy*	Director	)
Jacques de Vaucleroy		)
)
David A. Wheat*	Director and Chief Financial Officer	)
David A. Wheat		)
)
Steven T. Pierson*	Chief Accounting Officer	)
Steven T. Pierson		)

By:	/s/ Michael A. Pignatella
Michael A. Pignatella *Attorney-in-Fact

VARIABLE ANNUITY ACCOUNT C

EXHIBIT INDEX

Exhibit No.	Exhibit
99-B.8.64

Form of Amendment dated November 1, 2004 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, as amended on March 5, 2002 and May 1, 2003.

99-B.8.66

Form of Amendment dated December 7, 2005 to the Shareholder Servicing Agreement (Service Class Shares) by and between ING Partners, Inc. and ING Life Insurance and Annuity Company dated November 27, 2001, and amended on March 5, 2002, May 1, 2003, November 1, 2004 and April 29, 2005.

99-B.9	Opinion and Consent of Counsel

99-B.10	Consent of Independent Registered Public Accounting Firm